              As filed with the Securities and Exchange Commission
                              on December 18, 1995
                      Registration No. 33-16296; 811-8275

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              --------------------
                                   FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]


                        Post-Effective Amendment No. 31             [x]

                                      And

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]

                                Amendment No. 33                       [x]
                        (Check appropriate box or boxes)

                            --------------------

                          OVERLAND EXPRESS FUNDS, INC.
               (Exact Name of Registrant as specified in Charter)
                               111 Center Street
                          Little Rock, Arkansas  72201
          (Address of Principal Executive Offices, including Zip Code)

                            --------------------

      Registrant's Telephone Number, including Area Code:  (800) 458-6589
                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                          Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                              Morrison & Foerster
                          2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[ ]   Immediately upon filing pursuant       [ ]  on _________ pursuant
      to Rule 485(b), or                          to Rule 485(b), or

[ ]   60 Days after filing pursuant          [x]  on February 19, 1996 pursuant
      to Rule 485(a), or                          to Rule 485(a)

[ ]   75 days after filing pursuant          [ ]  on (date) pursuant
      to paragraph (a)(2)                         paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of its Common Stock, $.001 par value, under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the fiscal year ending December 31, 1995, will be filed with the Securities and Exchange Commission on or about February 28, 1996.

This Post-Effective Amendment to the Registrant's Registration Statement also has been executed by Master Investment Trust (another registered investment company with separate series in which certain of the Registrant's series invest substantially all of their assets) and by such company's trustees and principal officers.

                                EXPLANATORY NOTE

             This Post-Effective Amendment No. 31 to the Registration Statement (the "Amendment") of Overland Express Funds, Inc. (the "Company") is being filed to describe the proposed conversion (which is subject to shareholder approval) to master/feeder structure of one of the Company's existing funds, the Strategic Growth Fund (the "Fund"). The Fund will invest substantially all of its assets in a new master portfolio, the Capital Appreciation Master Portfolio, to be registered in Master Investment Trust, a management investment company organized as a Delaware business trust (SEC File No. 811-6415). This Amendment does not affect the Registration Statement for the Company's Asset Allocation Fund, California Tax-Free Bond Fund, California Tax-Free Money Market Fund, Municipal Income Fund, Money Market Fund, National Tax-Free Institutional Money Market Fund, Overland Sweep Fund, U.S. Government Income Fund, U.S. Treasury Money Market Fund, Short-Term Municipal Income Fund, Short-Term Government-Corporate Income Fund and Variable Rate Government Fund.

                            Cross Reference Sheet

                            STRATEGIC GROWTH FUND

Form N-1A Item Number
---------------------

Part A                     Prospectus Captions
------                     -------------------
 1                         Cover Page
 2                         Prospectus Summary; Summary of Expenses
 3                         Financial Highlights
 4                         Management of the Fund and the Master Portfolio;
 5                         Investment Objectives and Policies; Additional Permitted Investment Activities; Management of
                           the Fund and the Master Portfolio; Distribution Plan; Servicing Plan
 6                         Organization and Capital Stock;
 7                         Purchase of Shares; Exchange Privileges; Dividends and Distributions; Taxes
 8                         Redemption of Shares
 9                         Not Applicable

Part B                     Statement of Additional Information Captions
------                     --------------------------------------------

10                         Cover Page
11                         Table of Contents
12                         Introduction
13                         Investment Restrictions; Portfolio Transactions
14                         Management
15                         Management
16                         Management; Distribution Plans; Servicing Plan; Custodian and Transfer and
                           Dividend Disbursing Agent; Independent Auditors
17                         Portfolio Transactions
18                         Capital Stock
19                         Determination of Net Asset Value
20                         Federal Income Taxes
21                         Distribution Plans
22                         Calculation of Yield and Total Return
23                         Financial Statements

Part C                     Other Information
------                     -----------------

24-32                      Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                    [LOGO]
Telephone: (800) 552-9612

     Overland Express Funds, Inc. (the "Company") is a professionally managed, open-end, series investment company. This Prospectus contains information about one of the funds in the Overland Express Family of Funds -- the STRATEGIC GROWTH FUND (the "Fund").

     THE FUND INVESTS ALL OF ITS ASSETS IN A SEPARATE PORTFOLIO (AT TIMES, THE "MASTER PORTFOLIO") OF MASTER INVESTMENT TRUST (THE "TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY, RATHER THAN IN A PORTFOLIO OF SECURITIES. THE MASTER PORTFOLIO HAS THE SAME INVESTMENT OBJECTIVE AS THE FUND. THEREFORE, THE FUND'S INVESTMENT EXPERIENCE CORRESPONDS DIRECTLY WITH THE MASTER PORTFOLIO'S INVESTMENT EXPERIENCE. SHARES OF THE MASTER PORTFOLIO MAY BE PURCHASED ONLY BY OTHER INVESTMENT COMPANIES OR SIMILAR ACCREDITED INVESTORS.

     The investment objective of the Strategic Growth Fund is to provide investors with an above-average level of capital appreciation. It seeks to achieve this objective by investing all of its assets in the Capital Appreciation Master Portfolio of the Trust, which has the same investment objective as the Fund. The Capital Appreciation Master Portfolio seeks to achieve its investment objective through the active management of a broadly diversified portfolio of equity securities of companies expected to experience strong growth in revenues, earnings and assets. This Prospectus describes two classes of shares of the Fund -- Class A Shares and Class D Shares.

     This Prospectus sets forth concisely the information you should know before investing in the Fund and should be read and retained for future reference. A Statement of Additional Information dated February 19, 1996, containing additional and more detailed information about the Fund (the "SAI"), has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. The SAI is available without charge and can be obtained by writing the Company at P.O. Box 63084, San Francisco, CA 94163 or by calling the Company at the telephone number printed above.
                            ------------------------

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR
 GUARANTEED BY, WELLS FARGO BANK, N.A. ("WELLS FARGO BANK") OR ANY OF ITS
     AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE
       FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD
          OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN A FUND
                 INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING
                         POSSIBLE LOSS OF PRINCIPAL.

WELLS FARGO BANK IS THE INVESTMENT ADVISER AND PROVIDES CERTAIN OTHER SERVICES
      TO THE FUND AND THE MASTER PORTFOLIO, FOR WHICH IT IS COMPENSATED.
           STEPHENS INC. ("STEPHENS"), WHICH IS NOT AFFILIATED WITH
                     WELLS FARGO BANK, IS THE SPONSOR AND
                          DISTRIBUTOR FOR THE FUND.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER
             REGULATORY AUTHORITY, NOR HAVE ANY OF THE FOREGOING
               AUTHORITIES PASSED UPON THE ACCURACY OR ADEQUACY
                  OF THIS PROSPECTUS. ANY REPRESENTATION TO
                     THE CONTRARY IS A CRIMINAL OFFENSE.

                       PROSPECTUS DATED FEBRUARY 19, 1996

                               TABLE OF CONTENTS

                                                                                             PAGE
                                                                                             ----
Prospectus Summary.........................................................................   ii
Summary of Expenses........................................................................    v
Financial Highlights.......................................................................  vii
Investment Objective and Policies..........................................................    1
Additional Permitted Investment Activities.................................................    3
Management of the Fund and the Master Portfolio............................................    6
Determination of Net Asset Value...........................................................   12
Purchase of Shares.........................................................................   13
Exchange Privileges........................................................................   19
Redemption of Shares.......................................................................   21
Distribution Plans.........................................................................   24
Servicing Plan.............................................................................   24
Dividends and Distributions................................................................   24
Taxes......................................................................................   25
Custodian and Transfer and Dividend Disbursing Agent.......................................   26
Organization and Capital Stock.............................................................   26

                               PROSPECTUS SUMMARY

     The Company, as an open-end investment company, provides a convenient way for you to invest in portfolios of securities selected and supervised by professional management. The following provides information about the Fund and the Master Portfolio.

Q. WHAT ARE THE INVESTMENT OBJECTIVES AND PERMISSIBLE INVESTMENTS OF THE FUND AND THE MASTER PORTFOLIO?

A. The investment objective of the Strategic Growth Fund is to provide investors with an above-average level of capital appreciation. The Fund seeks to achieve this investment objective by investing all of its assets in the Capital Appreciation Master Portfolio of the Trust, which is a professionally managed, open-end series investment company. The Capital Appreciation Master Portfolio has the same investment objective as the Fund. The Capital Appreciation Master Portfolio seeks to achieve its investment objective through the active management of a broadly diversified portfolio of equity securities of companies expected to experience strong growth in revenues, earnings and assets. The Fund and Master Portfolio are designed to provide above-average capital growth for investors willing to assume above-average risk. As with all mutual funds, there can be no assurance that the Fund or Master Portfolio will achieve its investment objective.

      The Master Portfolio invests primarily in common stocks that are expected by Wells Fargo Bank to have above-average prospects for appreciation. In pursuing its investment objective, the Master Portfolio may invest in the common stocks of companies with small, or medium-sized capitalizations and in securities acquired through initial public offerings. The Master Portfolio also may temporarily invest in preferred stock or investment-grade debt securities. In addition, the Master Portfolio may purchase or sell options on securities and on indices of securities, may purchase warrants, and may purchase privately issued securities that may be resold only in accordance with Rule 144A under the Securities Act of 1933. See "Investment Objective and Policies" and "Additional Permitted Investment Activities."

Q.    WHO MANAGES MY INVESTMENTS?

A. Wells Fargo Bank, as the investment adviser of the Master Portfolio, manages the investments of the Master Portfolio. The Company has not retained the services of a separate investment adviser for the Fund because the Fund invests all of its assets in the Master Portfolio. Wells Fargo also provides the Fund and the Master Portfolio with transfer agency, dividend disbursing agency and custodial services. Wells Fargo Bank is entitled to receive a monthly advisory fee at the annual rate of 0.50% of the average daily net assets of the Master Portfolio. See "Management of the Fund and the Master Portfolio -- Master/Feeder Structure."

Q.    WHO IS THE SPONSOR, ADMINISTRATOR AND DISTRIBUTOR?

A. Stephens serves as the sponsor, administrator and distributor for the Company and the Trust. See "Management of the Fund and the Master Portfolio."

Q.    HOW MAY I PURCHASE SHARES?

A. Shares of the Fund may be purchased on any day the New York Stock Exchange (the "Exchange") is open for trading. There is a maximum sales load of 4.50% (4.71% of the net amount invested) for purchasing Class A Shares of the Fund. Class D Shares are subject to a maximum contingent deferred sales charge of 1.00% of the lesser of net asset value at purchase or net asset value at redemption. In most cases, the minimum initial purchase amount for the Fund is $1,000. The minimum initial purchase amount is $100 for shares purchased through the Systematic Purchase Plan and $250 for shares purchased through qualified retirement plans. The minimum subsequent purchase amount is $100 or more. You may purchase shares of the Fund through Stephens, Wells Fargo Bank, as transfer agent (the "Transfer Agent"), or any authorized broker/dealer or financial institution. Purchases of shares of the Fund may be made by wire directly to the Transfer Agent. The Strategic Growth Fund may pay the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares and a monthly fee at an annual rate of up to 0.75% of the Fund's average daily net assets attributable to Class D Shares to compensate the distributor for distribution-related services provided by it or to reimburse it for other distribution-related expenses. See "Purchase of Shares" and "Distribution Plans." The Fund also may pay servicing agents a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D Shares to compensate them for certain services. See "Servicing Plan."

Q.    HOW WILL I RECEIVE DIVIDENDS?

A. Dividends on shares of the Fund are declared and paid annually and are automatically reinvested in additional shares of the same class of the Fund. You may elect to receive dividends by check. Any capital gains will be distributed annually and may be reinvested in Fund shares of the same class or paid by check at your election. All reinvestments of dividends and/or capital gain distributions in shares of the Fund are effected at the then current net asset value free of any sales load. In addition, you may elect to reinvest Fund dividends and/or capital gain distributions in shares of the same class of another fund in the Overland Express Family of Funds with which you have an established account that has met the applicable minimum initial investment requirement. The Fund's net investment income available for distribution to holders of the Fund's Class D Shares is reduced by the amount of servicing fees payable to servicing agents under the Servicing Plan (as defined below). See "Dividends and Distributions."

Q.    HOW MAY I REDEEM SHARES?

A. On any day the Exchange is open, shares may be redeemed upon request to Stephens or the Transfer Agent directly or through any authorized broker/dealer or financial institution. Shares may be redeemed by a request in good form in writing or through telephone direction. Proceeds are payable by check. Accounts of less than the applicable minimum initial purchase amount may be redeemed at the option of the Company. Except for any contingent deferred sales charge which may be applicable upon redemption of Class D Shares, the Company does not charge for redeeming its shares. However, the Company reserves the right to impose charges for wiring redemption proceeds. See "Redemption of Shares."

Q.    WHAT ARE SOME OF THE POTENTIAL RISKS ASSOCIATED WITH AN INVESTMENT IN THE
      FUND?

A. An investment in the Fund is not insured against loss of principal. The Master Portfolio's investments are subject to market risk. Market risk is the possibility that stock prices will decline over short or even extended periods. The U.S. stock market experiences periods when stock prices rise and periods when stock prices decline. In addition, investments in the Fund and Master Portfolio are not bank deposits or obligations of Wells Fargo Bank and are not insured by the Federal Deposit Insurance Corporation ("FDIC"). Therefore, you should be prepared to accept some risk with the money invested in the Fund. Given the relatively novel nature of the master/feeder structure, accounting and operational difficulties, although unlikely, could arise. The Fund was reorganized, and the Master Portfolio was formed, in 1996 and, therefore, have a limited operational history as a master/feeder structure. As with all mutual funds, there can be no assurance that the Fund or the Master Portfolio will achieve its investment objective.

          Because the Master Portfolio engages in active portfolio management, the Master Portfolio may experience relatively high turnover and transaction (i.e., brokerage commission) costs. Portfolio turnover also can generate short-term capital gains tax consequences. You should consult your individual tax advisor with respect to your particular tax situation.

          The Master Portfolio may invest a significant portion of its assets in the securities of smaller and newer issuers. Investments in such companies may present opportunities for capital appreciation because of high potential earnings growth. However, such investments may present greater risks than investments in larger-size companies with more established operating histories, diverse product lines and financial capacity. Securities of small and new companies generally trade less frequently or in limited volume, or only in the over-the-counter market or on a regional securities exchange. As a result, the prices of such securities may be more volatile than those of larger, more established companies and, as a group, these securities may suffer more severe price declines during periods of generally declining equity prices. See "Investment Objective and Policies" and "Additional Permitted Investment Activities."

Q.    WHAT ARE DERIVATIVES AND DO THE FUND AND MASTER PORTFOLIO USE THEM?

A. Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. The Master Portfolio uses derivatives only to a limited extent in ways that are incidental to its overall strategy of investing directly in common stocks. For example, the Master Portfolio may, from time to time, hold options, warrants or debt instruments that are convertible into (and whose value is, therefore, "derived from") common stocks.

Q.    WHAT STEPS ARE TAKEN TO CONTROL DERIVATIVES-RELATED RISKS?

A. Wells Fargo Bank, as investment adviser to the Master Portfolio, uses a variety of internal risk management procedures to ensure that derivatives use is consistent with the Fund's and the Master Portfolio's investment objective, does not expose the Fund or the Master Portfolio to undue risks and is closely monitored. These procedures include providing periodic reports to the Boards of Directors and Trustees concerning the use of derivatives. Derivatives use also is subject to broadly applicable investment policies. For example, neither the Fund nor the Master Portfolio may invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may certain derivatives be used without establishing adequate "cover" in compliance with SEC rules limiting the use of leverage.

                              SUMMARY OF EXPENSES

                        SHAREHOLDER TRANSACTION EXPENSES

                                                                                 STRATEGIC GROWTH
                                                                                -------------------
                                                                                CLASS A     CLASS D
                                                                                SHARES      SHARES
                                                                                -------     -------
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price).........................................   4.50%       0.00%
Maximum Deferred Sales Load* (as a percentage of the lesser of net asset value at purchase or net asset value at redemption)
  Redemption during year 1....................................................   0.00%       1.00%
  Redemption after year 1.....................................................   0.00%       0.00%

                        ANNUAL FUND OPERATING EXPENSES**
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                CLASS A     CLASS D
                                                                                SHARES      SHARES
                                                                                -------     -------
Management Fees(1)............................................................   0.40%       0.40%
12b-1 Fees....................................................................   0.25%       0.75%
Total Other Expenses(1):
  Servicing Fees..............................................................   0.00%       0.25%
  Other Expenses(1)...........................................................   0.55%       0.55%
                                                                                -------     -------
Total Fund Operating Expenses(1)***...........................................   1.20%       1.95%

------------

(1) After any waivers or reimbursements.

                                    EXAMPLES

                                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                 ------   -------   -------   --------
You would pay the following expenses on a $1,000 investment in
  Class A Shares of the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period
  indicated....................................................   $ 57     $  81     $ 108     $  184
You would pay the following expenses on a $1,000 investment in
  Class D Shares of the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period
  indicated....................................................   $ 30     $  61     $ 105     $  227
You would pay the following expenses on the same investment in
  Class D Shares of the Fund, assuming no redemption...........   $ 20     $  61     $ 105     $  227

------------

  *  See "Contingent Deferred Sales Charge."

 ** Other mutual funds may invest in the Master Portfolio. Such other funds' expenses and, accordingly, investment returns may differ from those of the corresponding Fund.

*** As further described in the Prospectus under the caption "Management of the Fund and the Master Portfolio", Stephens and Wells Fargo Bank each has agreed to waive or reimburse all or a portion of its respective fees in circumstances where Fund expenses that are subject to limitations imposed under state securities laws and regulations exceed such limitations. In addition, Stephens and Wells Fargo Bank each may elect, in its sole discretion, to otherwise waive its respective fees or reimburse expenses. Any such waivers or reimbursements with respect to the Fund would reduce the total expenses of the Fund. The percentages shown above with respect to Class A Shares and Class D Shares under "Management Fees", "Total Other Expenses", and "Total Fund Operating Expenses" are based on amounts incurred during the most recent fiscal year by the Fund as a "stand-alone" fund, prior to its conversion to the master/feeder structure, reflecting voluntary fee waivers and expense reimbursements. Absent waivers and reimbursements, "Management Fees," "Total Other Expenses" and "Total Fund Operating Expenses," with respect to the Class A Shares would have been 0.50%, 0.80% and 1.55%, respectively. Absent waivers and reimbursements, these percentages, with respect to Class D Shares, would have been 0.50%, 0.98% and 2.23%, respectively. Long-term shareholders of the Fund could pay more in distribution related charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD"). There can be no assurance that voluntary fee waivers and reimbursements will continue.
                            ------------------------

     The purpose of the foregoing tables is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The expenses and fees set forth include the Fund's proportionate share of the expenses of the Master Portfolio. The figures are based on the 1994 actual expenses of the Class A and Class D shares of the Strategic Growth Fund, the predecessor operating investment company series to the Master Portfolio (referred to at times as the "Predecessor Fund"). There are no other sales loads, redemption fees or exchange fees charged by the Fund. However, the Company reserves the right to impose charges for wiring redemption proceeds. The Examples should not be considered a representation of past or future expenses; actual expenses may be greater or lesser than those shown. With regard to the combined fees and expenses of the Fund and the Master Portfolio following conversion to the master/feeder structure, the Board of Directors of the Company has considered whether various costs and benefits of investing all of a Fund's assets in the Master Portfolio rather than directly in portfolio securities would be more or less than if the Fund invested in portfolio securities directly. The Board of Directors has determined that the aggregate fees assessed by the Fund and the Master Portfolio should be less than or approximately equal to those expenses that would be incurred had the Fund invested directly in the portfolio securities held by the Master Portfolio. See Prospectus sections under "Management of the Fund and the Master Portfolio", "Distribution Plans" and "Purchase of Shares" for more complete descriptions of the various costs and expenses applicable to the Fund. In addition, if the Fund were to no longer invest in the Master Portfolio, these expenses may change.

                              FINANCIAL HIGHLIGHTS

     The following information has been derived from the Financial Highlights in the Fund's 1994 and 1995 financial statements. The audited financial statements for the year ended December 31, 1994 are attached to the SAI and have been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated February 17, 1995 also is attached to the SAI. The unaudited financial statements for the six months ended June 30, 1995 also are attached to the SAI. Because the master/feeder structure was approved by Fund's shareholders on [JANUARY 30, 1996], the financial highlights for the periods presented refer only to the prior operating history of the Fund on a stand-alone basis. This information should be read in conjunction with the Fund's annual financial statements, semi-annual financial statements and the respective notes thereto. The SAI has been incorporated by reference into this Prospectus.

                             STRATEGIC GROWTH FUND

                    FOR A CLASS A SHARE OUTSTANDING AS SHOWN

                                                              SIX MONTHS
                                                                 ENDED
                                                               JUNE 30,        YEAR ENDED      PERIOD ENDED
                                                                 1995         DECEMBER 31,     DECEMBER 31,
                                                              (UNAUDITED)         1994           1993(1)
                                                              -----------     ------------     ------------
Net Asset Value, Beginning of Period........................   $   13.29        $  13.20         $  10.00
Income from Investment Operations:
  Net Investment Loss.......................................       (0.03)          (0.11)           (0.03)
  Net Realized and Unrealized Gain on Investments...........        3.80            0.67             3.68
                                                              -----------     ------------     ------------
Total from Investment Operations............................        3.77            0.56             3.65
Less Distributions:
  Dividends from Net Investment Income......................        0.00            0.00            (0.03)
  Distributions from Net Realized Capital Gain..............        0.00           (0.33)           (0.41)
                                                              -----------     ------------     ------------
  Tax Return of Capital.....................................        0.00           (0.14)           (0.01)
Total Distributions.........................................                       (0.47)           (0.45)
Net Asset Value, End of Period..............................   $   17.06        $  13.29         $  13.20
                                                              ===========     ============     ============
Total Return (not annualized)(2)............................       28.37%           4.23%           36.56%
Ratios/Supplemental Data:
  Net Assets, End of Period (000)...........................   $  39,053        $ 26,744         $ 25,413
  Number of Shares Outstanding, End of Period (000).........       2,289           2,013            1,926
Ratios to Average Net Assets (annualized):
  Ratio of Expenses to Average Net Assets(3)................        1.25%           1.20%            0.66%
  Ratio of Net Investment Loss to Average Net Assets(4).....       (0.60)%         (0.81)%          (0.01)%
Portfolio Turnover..........................................          97%            149%             182%
------------
(1) The Strategic Growth Fund commenced operations on
    January 20, 1993.
(2) Total returns do not include any sales charges or
    contingent deferred sales charges.
(3) Ratio of Expenses to Average Net Assets Prior to Waived
    Fees and Reimbursed Expenses (not including expenses
    incurred by the Master Portfolio).......................        1.40%           1.55%            1.64%
(4) Ratio of Net Investment Income (Loss) to Average Net
    Assets Prior to Waived Fees and Reimbursed Expenses (not
    including expenses incurred by the Master Portfolio)....       (0.75)%         (1.16)%          (0.99)%

                             STRATEGIC GROWTH FUND

                    FOR A CLASS D SHARE OUTSTANDING AS SHOWN

                                                               SIX MONTHS
                                                                  ENDED
                                                                JUNE 30,        YEAR ENDED      PERIOD ENDED
                                                                  1995         DECEMBER 31,     DECEMBER 31,
                                                               (UNAUDITED)         1994           1993(1)
                                                               -----------     ------------     ------------
Net Asset Value, Beginning of Period.........................   $   16.54        $  16.55         $  15.00
Income from Investment Operations:
  Net Investment Loss........................................       (0.13)          (0.24)           (0.43)
  Net Realized and Unrealized Capital Gain on Investments....        4.74            0.81             2.51
                                                               -----------     ------------     ------------
Total from Investment Operations.............................        4.61            0.57             2.08
Less Distributions:
  Dividends from Net Investment Income.......................        0.00            0.00             0.00
  Distributions from Net Realized Capital Gain...............        0.00           (0.40)           (0.53)
                                                               -----------     ------------     ------------
  Tax Return of Capital......................................        0.00           (0.18)            0.00
Total Distributions..........................................                       (0.58)           (0.53)
Net Asset Value, End of Period...............................   $   21.15        $  16.54         $  16.55
                                                               ===========     ============     ============
Total Return (not annualized)(2).............................       27.87%           3.46%           13.84%
Ratios/Supplemental Data:
  Net Assets, End of Period (000)............................   $  18,840        $ 15,335         $ 11,932
  Number of Shares Outstanding, End of Period (000)..........         891             927              721
Ratios to Average Net Assets (annualized):
  Ratio of Expenses to Average Net Assets(3).................        2.00%           1.95%            0.61%
  Ratio of Net Investment Loss to Average Net Assets(4)......       (1.34)%         (1.56)%          (1.00)%
Portfolio Turnover...........................................          97%            149%             182%
------------
(1) This class commenced operations on July 1, 1993.
(2) Total returns do not include any sales charges or contingent deferred sales charges.
(3) Ratio of Expenses to Average Net Assets Prior to Waived
    Fees and Reimbursed Expenses (not including expenses
    incurred by the Master Portfolio)........................        2.09%           2.23%            2.14%
(4) Ratio of Net Investment Income (Loss) to Average Net
    Assets Prior to Waived Fees and Reimbursed Expenses (not
    including expenses incurred by the Master Portfolio).....       (1.44)%         (1.84)%          (2.53)%

                       INVESTMENT OBJECTIVE AND POLICIES

     Set forth below is a description of the investment objective and related policies of the Fund and the Master Portfolio. As with all mutual funds, there can be no assurance that the Fund or Master Portfolio will achieve its investment objective.

     Investment Objective -- The investment objective of the Capital Appreciation Master Portfolio is to provide investors with an above-average level of capital appreciation. It seeks to achieve this objective through the active management of a broadly-diversified portfolio of equity securities of companies expected to experience strong growth in revenues, earnings and assets. The Master Portfolio is designed to provide above-average capital growth for investors willing to assume above-average risk.

     The Strategic Growth Fund seeks to achieve its investment objective by investing all of its assets in the Capital Appreciation Master Portfolio, which has the same investment objective as the Fund. The Fund may withdraw its investment in the Master Portfolio only if the Board of Directors of the Company determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Company's Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio. The investment objective and policies of the Master Portfolio are described in this section. For a description of the management and expenses of the Master Portfolio, see the Prospectus section "Management of the Fund and the Master Portfolio."

EQUITY SECURITIES

     The Master Portfolio invests primarily in common stocks that Wells Fargo Bank, as the Master Portfolio's investment adviser, believes have better-than-average prospects for appreciation. These stocks may have some of the following characteristics:

     - Low or no dividends

     - Smaller market capitalizations

     - Less market liquidity

     - Relatively short operating histories

     - Aggressive capitalization structures (including high debt levels)

     - Involvement in rapidly growing/changing industries and/or new technologies

     Under normal market conditions, the Master Portfolio will hold at least 20 common stock issues spread across multiple industry groups, with the majority of these holdings consisting of established growth companies, turnaround or acquisition candidates, or attractive larger capitalization companies.

     Additionally, it is expected that the Master Portfolio will from time to time acquire securities through initial public offerings, and will acquire and hold common stocks of smaller and newer issuers. It is expected that no more than 40% of the Master Portfolio's assets will be invested in these highly aggressive issues at one time. There may be some additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.

     From time to time Wells Fargo Bank may determine that conditions in the securities markets make pursuing the Master Portfolio's basic investment strategy inconsistent with the best interests of the Master Portfolio's investors. At such times, Wells Fargo Bank may use temporary alternative strategies, primarily designed to reduce fluctuations in the value of the Master Portfolio's assets. In implementing these temporary "defensive" strategies, the Master Portfolio may invest in preferred stock or investment-grade debt securities that are convertible into common stock and in money market securities. It is expected that these temporary "defensive" investments will not exceed 30% of the Master Portfolio's total assets.

     The Master Portfolio pursues an active trading investment strategy, and the length of time the Master Portfolio has held a particular security is not generally a consideration in investment decisions. Accordingly, the Master Portfolio's portfolio turnover rate may be higher than that of other funds that do not pursue an active trading investment strategy. Portfolio turnover generally involves some expense to the Master Portfolio, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gains tax consequences.

     Though the Master Portfolio will hold a number of larger capitalization stocks, under normal market conditions, and subject to the additional risks described above, more than 50% of the Master Portfolio's total assets will be invested in companies with smaller to medium capitalizations. The Master Portfolio will invest primarily in companies with a market capitalization of $50 million or greater, but may invest in companies with a market capitalization under $50 million if the investment adviser to the Master Portfolio believes such investments to be in the best interests of the Master Portfolio. It is currently expected that the majority of the Master Portfolio's investments will be in companies with market capitalizations, at the time of acquisition, of up to $750 million.

     Under ordinary market conditions, at least 65% of the value of the total assets of the Master Portfolio will be invested in common stocks and in securities which are convertible into common stocks that Wells Fargo Bank, as investment adviser, believes have better-than-average prospects for appreciation. The Master Portfolio also may invest in convertible debt securities. At most, 5% of the Master Portfolio's net assets will be invested in convertible debt securities that are not either rated in the four highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investor Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or unrated securities determined by Wells Fargo Bank to be of comparable quality. Securities rated in the fourth lowest rating category (i.e., rated "BBB" by S&P or "Baa" by Moody's) are regarded by S&P as having an adequate capacity to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make such repayments. Moody's considers such securities as having speculative characteristics.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

PRIVATELY ISSUED SECURITIES (RULE 144A)

     The Master Portfolio may invest in privately issued securities which may be resold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities which are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Wells Fargo Bank, using guidelines approved by the Board of Directors of the Company, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Master Portfolio on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

CORPORATE REORGANIZATIONS

     The Master Portfolio may invest in securities for which a tender or exchange offer has been made or announced, and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of Wells Fargo Bank, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short term nature of such transactions. The principal risk associated with such investments is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Master Portfolio may sustain a loss.

OPTIONS

     The Master Portfolio may purchase or sell options on individual securities and options on indices of securities as a means of achieving additional return or of hedging the value of the Master Portfolio's portfolio. If the Master Portfolio has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when the Master Portfolio so desires.

     The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on the Master Portfolio the credit risk that the counterparty will fail to honor its obligations. All investments by the

Master Portfolio in off-exchange options will be treated as "illiquid" and will therefore be subject to the Master Portfolio's policy of not investing more than 15% of its net assets in illiquid securities. The Master Portfolio will establish a segregated account with its Custodian in which it will maintain liquid assets in an amount at least equal in value to the Master Portfolio's commitments under off-exchange options.

WARRANTS

     The Master Portfolio may invest no more than 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities) and not more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Master Portfolio may only purchase warrants on securities in which the Master Portfolio may invest directly.

REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements wherein the seller of a security to the Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Master Portfolio may enter into repurchase agreements only with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises) ("U.S. Government obligations") and other securities that could otherwise be purchased by the Master Portfolio. All repurchase agreements will be fully collateralized based on values that are marked to market daily. If the seller defaults and the value of the underlying securities has declined, the Master Portfolio may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Master Portfolio's disposition of the security may be delayed or limited. The Master Portfolio will only enter into repurchase agreements with registered broker/dealers and commercial banks that meet guidelines established by the Board of Directors and are not affiliated with the investment adviser. The Master Portfolio may also participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

INVESTMENT IN FOREIGN SECURITIES

     The Master Portfolio may invest in securities of foreign governmental and private issuers that are denominated in and pay interest in U.S. dollars. These securities may take the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

MONEY MARKET INSTRUMENTS

     The Master Portfolio may invest in the following types of money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; and (iii) commercial paper rated at the date of purchase "P-1" by Moody's or "A-1" or "A-1+" by S&P. The Master Portfolio also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the United States.

OTHER INVESTMENT COMPANIES

     The Master Portfolio may invest in shares of other open-end, management investment companies, subject to the limitations of Section 12(d)(1) of the Investment Company Act of 1940 (the "1940 Act"), and provided that (i) any such purchases will be limited to temporary investments in shares of unaffiliated investment companies and (ii) the investment adviser will waive its advisory fees for that portion of the Master Portfolio's assets so invested, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition. Subject to the limitations of the 1940 Act, the Master Portfolio may purchase shares of exchange-listed closed-end funds consistent with pursuing its investment objective. The Master Portfolio does not intend to invest more than 5% of its net assets in such securities during the coming year. Notwithstanding any other investment policy or limitation (whether or not fundamental), as a matter of fundamental policy, the Fund may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund. A decision to so invest all of its assets may, depending on the circumstances applicable at the time, require the approval of shareholders.

                            ------------------------

     The investment objective of the Master Portfolio and the Fund, as set forth in the first paragraphs of the section describing the investment objectives and policies of the Master Portfolio and the Fund, is fundamental; that is, the investment objective may not be changed without approval by the vote of the holders of a majority of the outstanding voting securities of the Master Portfolio or the Fund, as applicable, and, as described under "Capital Stock" in the SAI. If the Board of Trustees determines, however, that the Master Portfolio's investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Trust may make such change without shareholder approval, and the Company will disclose any such material changes in the then current prospectus.

     In addition, as matters of fundamental policy, the Master Portfolio may:
(i) not purchase securities of any issuer (except U.S. Government obligations) if as a result, with respect to 75% of the Master Portfolio's assets, more than 5% of the value of the Master Portfolio's total assets would be invested in the securities of such issuer or the Master Portfolio would own more than 10% of the outstanding voting securities of such issuer; (ii) borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets); (iii) make loans of portfolio securities in accordance with its investment policies; and
(iv) not invest 25% or more of its assets (i.e., concentrate) in any particular industry, except that the Master Portfolio may invest 25% or more of its assets in U.S. Government obligations. With respect to fundamental investment policy
(iii) above, the Master Portfolio does not intend to make loans of its portfolio securities during the coming year.

     As a matter of non-fundamental policy, the Master Portfolio may invest up to 15% of the current value of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days. Disposing of illiquid or restricted securities may involve additional costs and require additional time.

                MANAGEMENT OF THE FUND AND THE MASTER PORTFOLIO

     The Company has retained the services of Stephens as administrator and distributor for the Fund but has not retained the services of an investment adviser for the Fund since the Company seeks to achieve the investment objective of the Fund by investing all of the Fund's assets in the Master Portfolio of the Trust. The Company's Board of Directors supervises the actions of the Fund's administrator and distributor, as set forth below, and decides upon matters of general policy. As noted above, the Fund may withdraw its investment in the Master Portfolio only if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board of Directors of the Company would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the hiring of an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the Master Portfolio.

     The Master Portfolio has retained the services of Wells Fargo Bank as investment adviser and Stephens as administrator and distributor. The Board of Trustees of the Trust is responsible for the general management of the Master Portfolio and supervising the actions of Wells Fargo Bank and Stephens in these capacities. Additional information regarding the Officers and Directors of the Company and the Officers and Trustees of the Trust is included in the Fund's SAI under "Management."

MASTER/FEEDER STRUCTURE

     The Fund, a series of the Company which is an open-end management investment company, invests all of its assets in the Master Portfolio of the Trust which has the same investment objective as the Fund. See "Investment Objective and Policies." The Trust is organized as a trust under the laws of the State of Delaware. See "Organization and Capital Stock." In addition to selling its interests to the Fund, the Master Portfolio may sell its interests to other mutual funds or accredited investors. The expenses and, correspondingly, the returns of other investment options in the Master Portfolio may differ from those of the Fund.

     The Board of Directors believes that, if other mutual funds or accredited investors invest their assets in the Master Portfolio, certain economies of scale may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund would be spread among a larger asset base provided by more than one fund investing in the Master Portfolio. The Fund and other entities investing in the Master Portfolio are each liable for all obligations of the Master Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Trust itself is unable to meet its obligations. Accordingly, the Company's Board of Directors believes that the Fund and its shareholders will not be adversely affected by investing Fund assets in the Master Portfolio. However, if a mutual fund or institutional investor with a larger pro rata ownership of the Master Portfolio's securities than the Fund withdraws its investment from the Master Portfolio, the economies of scale (e.g., spreading fixed expenses among a larger asset base) that the Company's Board believes should be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

     The investment objective and other fundamental policies of the Master Portfolio, which are identical to those of the Fund, cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding interests. Whenever the Fund, as an interestholder of the Master Portfolio is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters. The Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders.

     Certain policies of the Master Portfolio which are non-fundamental may be changed by vote of a majority of the Trust's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or nonfundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund may also elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, the Find's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible. Information regarding additional options, if any, for investment in the Master Portfolio is available from Stephens and may be obtained by calling
(800) 643-9691.

INVESTMENT ADVISER

     Pursuant to an Investment Advisory Contract, the Master Portfolio is advised by Wells Fargo Bank, 420 Montgomery Street, San Francisco, California 94163, a wholly owned subsidiary of Wells Fargo & Company. Wells Fargo Bank, one of the largest banks in the United States, was founded in 1852 and is the oldest bank in the western United States. As of September 30, 1995, various divisions of Wells Fargo Bank managed approximately $33.9 billion of assets of individuals, trusts, estates and institutions. Wells Fargo Bank is the investment adviser to the other separately managed series of the Company (other than those structured as "feeder funds"), and to six other registered open-end management investment companies, each of which consists of several separately managed investment portfolios.

     Under the Investment Advisory Contract with the Master Portfolio, Wells Fargo Bank has agreed to furnish to the Master Portfolio investment guidance and policy direction in connection with the daily portfolio management of the Master Portfolio. Pursuant to the Investment Advisory Contract, Wells Fargo Bank also furnishes to the Board of Directors periodic reports on the investment strategy and performance of the Master Portfolio.

     Purchase and sale orders of the securities held by the Master Portfolio may be combined with those of other accounts that Wells Fargo Bank manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Wells Fargo Bank determines that a particular security should be bought or sold for the Master Portfolio and other accounts managed by Wells Fargo Bank, Wells Fargo Bank undertakes to allocate those transactions among the participants equitably. From time to time, the Master Portfolio, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of companies with which Wells Fargo Bank has a lending relationship.

     For its services under the Investment Advisory Contract, Wells Fargo Bank is entitled to a monthly advisory fee at the annual rate of 0.50% of the average daily net assets of the Master Portfolio. From time to time Wells Fargo Bank may waive such fee in whole or in part. Any waiver would reduce expenses of the Master Portfolio and, accordingly, have a favorable impact on the yield or return of the Master Portfolio and, in turn, the Fund. For the year ended December 31, 1994, Wells Fargo Bank was paid 0.40% of the average daily net assets of the Fund as compensation for its services as investment adviser.

     Mr. Jon Hickman is primarily responsible for the day-to-day management of the Capital Appreciation Master Portfolio and has performed such duties since the inception of the Strategic Growth Fund, the Predecessor Fund to the Capital Appreciation Master Portfolio. In addition, he also manages equity and balanced portfolios for individuals and employee benefit plans. He has approximately ten years of experience in the investment management field and is a member of Wells Fargo's Equity Strategy Committee. Mr. Hickman has a B.A. and an M.B.A. in finance from Brigham Young University and has been with Wells Fargo Bank since the merger with Crocker National Bank in 1986.

     Mr. Robert Bissell is also primarily responsible for the day-to-day management of the Capital Appreciation Master Portfolio and has performed such duties since the inception of the Strategic Growth Fund. Mr. Bissell joined Wells Fargo Bank at the time of the merger with Crocker Bank and has been with the combined organization for over 20 years. Prior to joining Wells Fargo Bank, he was a vice president and investment counselor with M.H. Edie Investment Counseling, where he managed institutional and high-net-worth portfolios. Mr. Bissell holds a finance degree from the University of Virginia. He is a chartered financial analyst and a member of the Los Angeles Society of Financial Analysts.

     Mr. Steve Enos assists Mr. Jon Hickman and Mr. Robert Bissell with the management of the Capital Appreciation Master Portfolio. Mr. Enos is a member of the Wells Fargo Growth Equity Team. He began his career with First Interstate Bank, where he was assistant vice president and portfolio manager. Prior to joining Wells Fargo Bank, he was a principal at Dolan Capital Management where he managed both personal and pension portfolios. Mr. Enos received his undergraduate degree in economics from the University of California at Davis. Mr. Enos is a Chartered Financial Analyst and a member of the Association for Investment Management and Research.

     Ms. Sandra Thornton also assists Jon Hickman and Robert Bissell with the management of the Capital Appreciation Master Portfolio. Ms. Thornton manages equity portfolios and is a member of the Wells Fargo Growth Equity Team. Prior to joining Wells Fargo in 1993, she worked in the research department of RCM Capital Management. She obtained her license as a Certified Public Accountant from the State of California while performing tax/financial planning services at Price Waterhouse. She holds a B.A. from Albertus Magnus College and is a Chartered Financial Analyst.

SPONSOR, ADMINISTRATOR AND DISTRIBUTOR

     Stephens, 111 Center Street, Little Rock, Arkansas 72201, has entered into agreements with the Company and the Trust under which Stephens acts as administrator for the Fund and the Master Portfolio. For these administrative services, Stephens is entitled to receive from the Fund a monthly fee at the annual rate of 0.15% of its average daily net assets; decreasing to 0.10% of the average daily net assets of the Fund in excess of $200 million. From time to time, Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses of the Fund and, accordingly, have a favorable impact on the yield or return of the Fund. Under the agreement with the Trust, Stephens is not entitled to receive a fee for providing administrative services to the Master Portfolio so long as Stephens is entitled to be compensated for providing administrative services to another mutual fund that invests all of its assets in the Master Portfolio.

     Under the respective Administration Agreements with the Fund and the Master Portfolio, Stephens has agreed to provide as administrative services, among other things, (i) general supervision of the operation of the Fund and the Master Portfolio, including coordination of the services performed by the various service providers, including the investment adviser (for the Master Portfolio), transfer agent, custodian, independent auditors and legal counsel;
(ii) in connection with regulatory compliance, compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and the preparation of proxy statements and shareholder reports for the Fund and the Master Portfolio; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors and the Trust's Board of Trustees. Stephens also furnishes office space and certain facilities required for conducting the business of the Fund and the Master Portfolio and pays the compensation of the directors, officers and employees of the Company and the Trust who are affiliated with Stephens.

     Stephens, as the principal underwriter of the Fund within the meaning of the 1940 Act, has also entered into a Distribution Agreement with the Company pursuant to which Stephens has the responsibility for distributing Class A Shares and Class D Shares of the Fund. The Distribution Agreement provides that Stephens shall act as agent for the Fund for the sale of its Class A Shares and Class D Shares and may enter into selling agreements with broker/dealers or financial institutions to market and make available Class A Shares and Class D Shares to their respective customers.

     Under the Distribution Agreement, Stephens is entitled to receive from the Fund a monthly fee at an annual rate of up to 0.25% of the average daily net assets of the Class A Shares of the Fund and a monthly fee at an annual rate of up to 0.75% of the average daily net assets of the Class D Shares of the Fund. The actual fee payable to Stephens is determined, within such limits, from time to time by mutual agreement between the Company and Stephens, and may not exceed the maximum amount payable under the Rules of Fair Practice of the NASD. Stephens may enter into selling agreements with one or more selling agents under which such agents may receive from Stephens compensation for sales support services. Such compensation may include, but is not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to them. Services provided by selling agents in exchange for commissions and other payments to selling agents are the principal sales support services provided to the Fund. Stephens may retain any portion of the total distribution fee payable under the Distribution Agreement to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses. Since the Distribution Agreement provides for fees that are used by Stephens to pay for distribution services, a plan of distribution for each class of shares (individually a "Plan," collectively the "Plans") and the Distribution Agreement are approved and reviewed in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expense of distributing its shares. See Prospectus section captioned "Distribution Plans" for a more complete description of the Plans.

     Stephens serves as placement agent for the Master Portfolio for which it is not compensated. Stephens is a full service broker/dealer and investment advisory firm. Stephens and its predecessor have been providing securities and investment services for more than 60 years. Additionally, they have been providing discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments.

SERVICING AGENTS

     The Fund may enter into servicing agreements with one or more servicing agents on behalf of Class D Shares of the Fund. Under such agreements, servicing agents provide shareholder liaison services, which may include responding to customer inquiries and providing information on shareholder investments, and provide such other related services as the Fund or a Class D shareholder may reasonably request. For these services, a servicing agent receives a fee which will not exceed, on an annualized basis for the Fund's then current fiscal year, 0.25% of the average daily net assets of the Class D Shares of the Fund represented by Class D Shares owned by investors with whom the servicing agent maintains a servicing relationship, or an amount which equals the maximum amount payable to the servicing agent under applicable laws, regulations or rules, whichever is less.

                             ---------------------

     The Master Portfolio's Investment Advisory Contract and the Administration Agreements with the Master Portfolio and the Fund provide that, if in any fiscal year, the total aggregate expenses of the Master Portfolio and the Fund incurred by, or allocated to, the Master Portfolio and the Fund (excluding taxes, interest, brokerage commissions and other portfolio transaction expenses, expenditures that are capitalized in accordance with generally accepted accounting principles, extraordinary expenses and amounts accrued or paid under a Plan) exceed the most restrictive expense limitation applicable to a Fund imposed by the securities laws or regulations of the states in which the Fund's shares are registered for sale, Wells Fargo Bank and Stephens shall waive their fees proportionately under the Investment Advisory Contract and the Administration Agreements, respectively, for the fiscal year to the extent of the excess, or reimburse the excess, but only to the extent of their respective fees. The Investment Advisory Contract and the Administration Agreements further provide that the total expenses shall be reviewed monthly so that, to the extent the annualized expenses for such month exceed the most restrictive applicable annual expense limitation, the monthly fees under the Investment Advisory Contract and the Administration Agreements shall be reduced as necessary. Currently, the most stringent applicable state expense ratio limitation is 2.50% of the first $30 million of the Fund's average net assets for its current fiscal year, 2% of the next $70 million of such assets, and 1.50% of such assets in excess of $100 million.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Company and the Trust bear all costs of their respective operations, including the compensation of the Company's directors and the Trust's trustees who are not officers or employees of Wells Fargo Bank or Stephens or any of their affiliates; advisory (in the case of the Master Portfolio), shareholder servicing (in the case of the Fund), and administration fees; payments pursuant to any Plans (in the case of the Fund); interest charges; taxes; fees and expenses of independent auditors; legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming Fund shares or interests in the Master Portfolio; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' or investors' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of the custodian, including those of keeping books and accounts and calculating the net asset value of the Fund and the Master Portfolio; expenses of shareholders' or investors' meetings; expenses relating to the issuance, registration and qualification of shares of the Fund; pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to the Fund and/or the Master Portfolio are charged against the respective assets of the Fund and/or the Master Portfolio. A pro rata portion of the expenses of the Company or Trust are charged against the assets of the Fund or Master Portfolio as applicable.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share for the Fund is determined by Wells Fargo Bank on each day that the Exchange is open for trading as of the close of regular trading on the Exchange (referred to hereafter as the "close of the Exchange"), which is currently 4:00 p.m. New York time. The net asset value of a share of a class of a Fund is the value of total net assets attributable to each class divided by the number of outstanding shares of that class. The value of net assets per class is determined daily by adjusting the net assets per class at the beginning of the day by the value of each class's shareholder activity, net investment income and net realized and unrealized gains or losses for that day. Net investment income is calculated each day for each class by attributing to each class a pro rata share of daily income and common expenses, and by assigning class-specific expenses to each class as appropriate. The net asset value of each class is expected to fluctuate daily and is based on the net asset value of the Capital Appreciation Master Portfolio in which the Fund invests.

     The value of the assets of the Master Portfolio (other than debt obligations maturing in 60 days or less) is determined as of the close of the Exchange, which is currently 4:00 p.m. New York time. Except for debt obligations with remaining maturities of 60 days or less, which are valued at amortized cost, assets are valued at current market prices or, if such prices are not readily available, at fair value as determined in good faith by the Board of Trustees. Prices used for such valuations may be provided by independent pricing services.

PERFORMANCE DATA

     From time to time, the Company may advertise various total return information with respect to a class of shares of the Fund. Total return information is based on the historical earnings and performance of such class of shares of the Fund and should not be considered representative of future performance.

     The total return of a class of shares of the Fund is calculated by subtracting (i) the public offering price of the class of shares (which includes the maximum sales charge for the class of shares) of one share at the beginning of the period, from (ii) the net asset value of all shares of a class of shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and capital gain distributions), and dividing by (iii) the public offering price per share of a class of shares at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and capital gain distributions and changes in share price during the period for the class of shares. The Fund may also, at times, calculate total return of a class of shares based on net asset value per share of a class of shares (rather than the public offering price), in which case the figures would not reflect the effect of any sales charges that would have been paid by an investor in the class of shares, or by assuming that a sales charge other than the maximum sales charge (reflecting the Volume Discounts set forth below) is assessed, provided that total return data derived pursuant to the calculation described above are also presented.

     Because of differences in the fees and/or expenses borne by Class D Shares of the Fund, the total return on such shares can be expected, at any given time, to differ from the total return on Class A Shares. Performance information will be computed separately for Class A Shares and Class D Shares. Additional information about the performance of the Fund is contained in the Annual Report for the Fund. The Annual Report may be obtained free of charge by calling the Company at 800-552-9612.

                               PURCHASE OF SHARES

     Shares of the Fund may be purchased on any day the Exchange is open for trading through Stephens, the Transfer Agent, or any authorized broker/dealers or financial institutions with which Stephens has entered into agreements. Such broker/dealers or financial institutions are responsible for the prompt transmission of purchase, exchange or redemption orders, and may independently establish and charge additional fees to their clients for such services, other than services related to purchase orders, which would reduce the clients' overall yield or return. The Exchange is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each, a "Holiday"). When any Holiday falls on a Saturday, the Exchange usually is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday.

     In most cases, the minimum initial purchase amount for the Fund is $1,000. The minimum initial purchase amount is $100 for purchases through the Systematic Purchase Plan and $250 for purchases through a retirement plan qualified under the Internal Revenue Code of 1986, as amended (the "Code"). The minimum subsequent purchase amount is $100. The minimum initial or subsequent purchase amount requirements may be waived or lowered for investments effected on a group basis by certain entities and their employees, such as pursuant to a payroll deduction or other accumulation plan. The Company reserves the right to reject any purchase order. All funds, net of sales loads, will be invested in full and fractional shares. Checks will be accepted for the purchase of the Fund's shares, subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Company at the telephone number on the front cover of the Prospectus.

     Shares of the Fund are offered continuously at the applicable offering price (including any sales load) next determined after a purchase order is received. Payment for shares purchased through a broker/dealer will not be due from the broker/dealer until the settlement date, three business days after the order is placed. It is the broker/dealer's responsibility to forward payment for shares being purchased to the Fund promptly. Payment for orders placed directly through the Transfer Agent must accompany the order.

                            ------------------------

     When payment for shares of the Fund through the Transfer Agent is by a check that is drawn on any member bank of the Federal Reserve System, federal funds normally become available to the Fund on the business day after the day the check is deposited. Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay execution of an order.

     When shares of the Fund are purchased through a broker/dealer or financial institution, Stephens reallows that portion of the sales load designated below as the Dealer Allowance. Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Fund may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. If all sales charges are paid or reallowed to a broker/dealer or financial institution, it may be deemed an "underwriter" under the Securities Act of 1933. When shares are purchased directly through the Transfer Agent and no broker/dealer or financial institution is involved with the purchase, the entire sales load is paid to Stephens.

     Sales loads relating to orders for the purchase of Class A Shares in the Fund are as follows:

                                                                                              DEALER
                                                              SALES LOAD     SALES LOAD      ALLOWANCE
                       CLASS A SHARES                          AS % OF       AS % OF NET      AS % OF
                       --------------                          OFFERING        AMOUNT        OFFERING
  AMOUNT OF PURCHASE                                           PRICE         INVESTED         PRICE
  ------------------                                          ----------     -----------     ---------
Less than $100,000..........................................      4.50%          4.71%          4.05%
$100,000 up to $199,999.....................................      4.00           4.17           3.60
$200,000 up to $399,999.....................................      3.50           3.63           3.15
$400,000 up to $599,999.....................................      2.50           2.56           2.25
$600,000 up to $799,999.....................................      2.00           2.04           1.80
$800,000 up to $999,999.....................................      1.00           1.01           0.90
$1,000,000 up to $2,499,999.................................      0.60           0.60           0.50
$2,500,000 up to $4,999,999.................................      0.40           0.40           0.40
$5,000,000 up to $8,999,999.................................      0.25           0.25           0.25
$9,000,000 and over.........................................      0.00           0.00           0.00

     Class D Shares are not subject to a front-end sales load. However, Class D Shares which are redeemed within one year from the receipt of a purchase order will be subject to a contingent deferred sales charge equal to 1% of the dollar amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of such shares at the time of redemption.

     A selling agent or servicing agent and any other person entitled to receive compensation for selling or servicing shares may receive different compensation for selling or servicing Class A Shares as compared with Class D Shares.

REDUCED SALES CHARGE -- CLASS A SHARES

     The above Volume Discounts are available to you based on the combined dollar amount being invested in Class A Shares of the Fund or of Class A Shares of one or more of the other portfolios of the Company which assess a sales load (the "Load Funds"). Because Class D Shares are not subject to a front-end sales charge, the amount of Class D Shares you hold is not considered in determining any volume discount.

     The Right of Accumulation allows you to combine the amount being invested in Class A Shares of the Fund with the total net asset value of Class A Shares in any of the Load Funds already owned in accordance with the above sales load schedule to reduce the sales load. For example, if you own Class A Shares of the Load Funds with an aggregate net asset value of $90,000 and invest an additional $20,000 in the Class A Shares of the Fund, the sales load on the entire additional amount would be 4.00% of the offering price. To obtain such discount, you must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales load, and confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time with respect to all Class A Shares purchased thereafter.

     A Letter of Intent allows you to purchase Class A Shares of the Fund over a 13-month period at reduced sales loads based on the total amount intended to be purchased plus the total net asset value of Class A Shares in any of the Load Funds already owned. Each investment made during the period receives the reduced sales load applicable to the total amount of the intended investment. If such amount is not invested within the period, you must pay the difference between the sales loads applicable to the purchases made and the charges previously paid.

     You may Reinvest proceeds from a redemption of Class A Shares of the Fund in the Class A Shares of the Fund or in Class A Shares of another of the Company's investment portfolios that offers Class A Shares at net asset value, without a sales load, within 120 days after such redemption. However, if the other investment portfolio charges a sales load that is higher than the sales load you have paid in connection with the Class A Shares you have redeemed, you pay the difference. In addition, the Class A Shares of the other investment portfolio to be acquired must be registered for sale in your state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of the Class A Shares must be received by the Fund or the Transfer Agent within 120 days after the effective date of the redemption.

     If you realized a gain on your redemption, the reinvestment will not alter the amount of any federal capital gains tax payable on the gain. If you realized a loss on your redemption, the reinvestment may cause some or all of such loss on the redemption to be disallowed as a tax deduction, depending on the number of Class A Shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the Class A Shares acquired upon the reinvestment.

     Reductions in front-end sales loads apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife, and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

     Reductions in front-end sales loads also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales load, and the

"related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent or more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

     Purchases may be made at net asset value, without a front-end sales charge, to the extent that you are investing proceeds from a redemption of shares of another open-end investment company for which you paid a front-end sales load and such redemption occurred within thirty (30) days prior to the date of the purchase order. You must notify the Fund and/or the transfer agent at the time you place such purchase order of your eligibility for the waiver of front-end sales charges and provide satisfactory evidence thereof (e.g., a confirmation of the redemption and the load paid). Such purchases may not be made at net asset value to the extent the proceeds are from a redemption of shares of another open-end investment company that is affiliated with the Company on which you paid a contingent deferred sales charge upon redemption.

     Class A Shares of the Fund may be purchased at net asset value, without a sales load, by Directors, officers and employees (and their spouses and children under the age of 21) of the Company, Stephens, its affiliates and other broker/dealers that have entered into agreements with Stephens to sell such shares. Class A Shares of the Fund also may be purchased at a purchase price equal to the net asset value of such shares, without a sales load, by present and retired Directors, officers and employees (and their spouses and children under the age of 21) of Wells Fargo Bank and its affiliates if Wells Fargo Bank and/or the respective affiliates agree. Such shares also may be purchased at such price by employee benefit and thrift plans for such persons and by any investment advisory, trust or other fiduciary account (other than an individual retirement account) that is maintained, managed or advised by Wells Fargo Bank or Stephens or their affiliates. In addition, Class A Shares may be purchased at net asset value by pension, profit sharing or other employee benefit plans established under Section 401 of the Code.

     Class A Shares of the Fund may be purchased at net asset value (without payment of a sales load) by the following types of investors when the trades are placed through an omnibus account maintained with the Fund by a broker/dealer: trust companies; retirement and deferred compensation plans and the trusts used to fund these plans; and investment advisers and financial planners who charge a management, consulting or other fee for their services and who place trades on their own behalf or on behalf of their clients; and clients of such investment advisers or financial planners who place trades on their own behalf if the clients' accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker/dealer.

     By investing in the Fund, a shareholder appoints the Transfer Agent, as agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares of the Fund can be obtained on request. It is more complicated to redeem shares held in certificated form, and the expedited redemption described below is not available with respect to certificated shares.

CONTINGENT DEFERRED SALES CHARGE -- CLASS D SHARES

     Class D Shares which are redeemed within one year of the receipt of a purchase order for such shares will be subject to a contingent deferred sales charge equal to 1.00% of an amount equal to the lesser of the net asset value at the time of purchase for the Class D Shares being redeemed or the net asset value of such shares at the time of redemption. Accordingly, a contingent deferred sales charge will not be imposed on amounts representing increases in net asset value above the net asset value at the time of purchase. In addition a charge will not be assessed on Class D Shares purchased through reinvestment of dividends or capital gains distributions. In determining whether a contingent deferred sales charge is applicable to a redemption, Class D Shares are considered redeemed on a first-in, first-out basis so that Class D Shares held for a longer period of time are considered redeemed prior to more recently acquired shares.

     The contingent deferred sales charge is waived on redemptions of Class D Shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached age 70 1/2, (iii) effected pursuant to the Company's right to liquidate a shareholder's account if the aggregate net asset value of the shareholder's account is less than the minimum account size, or
(iv) in connection with the combination of the Company with any other registered investment company by a merger, acquisition of assets, or by any other reorganization transaction.

     Investors who are entitled to purchase Class A Shares of the Fund at net asset value without a sales load should not purchase Class D Shares. Other investors, including those who are entitled to purchase Class A Shares of the Fund at a reduced sales load, should compare the fees assessed on Class A Shares against those assessed on Class D Shares (including potential contingent deferred sales charges and higher Rule 12b-1 Fees) in light of the amount to be invested and the anticipated time that the shares will be owned.

     Shares of the Fund may be purchased by any of the methods described below.

INITIAL PURCHASE OF FUND SHARES BY WIRE

     1. Telephone toll free (800) 572-7797. Give the name of the Fund, the class of shares to be purchased, the name(s) in which the shares are to be registered, the address, social security or tax identification number (where applicable) of the person or entity in whose name(s) the shares are to be registered, dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will be assigned.

     2. Instruct the wiring bank, which may charge a separate fee, to transmit the specified amount in federal funds ($1,000 or more) to:

          Wells Fargo Bank, N.A.
          San Francisco, California
          Bank Routing Number: 121000248
          Wire Purchase Account Number: 4068-000462
          Attention: Overland Express Strategic Growth Fund (designate Class A or D)
          Account Name(s): (name(s) in which to be registered)
          Account Number: (as assigned by telephone)

     3. A completed Account Application should be mailed, or sent by telefacsimile with the original subsequently mailed, to the following address immediately after the funds are wired and must be received and accepted by the Transfer Agent before an account can be opened:

          Wells Fargo Bank, N.A.
          Overland Express Shareholder Services
          P.O. Box 63084
          San Francisco, California 94163
          Telefacsimile: 1-415-781-4082

     4. Share purchases are effected at the public offering price, or, in the case of Class D Shares, at the net asset value, next determined after the Account Application is received and accepted.

INITIAL PURCHASE OF FUND SHARES BY MAIL

     1. Complete an Account Application. Indicate the services to be used.

     2. Mail the Account Application and a check for $1,000 or more, payable to "Overland Express Strategic Growth Fund (designate Class A or D)" to its mailing address set forth above.

ADDITIONAL PURCHASES

     Additional purchases of $100 or more may be made by instructing the Fund's Transfer Agent to debit an approved account designated in your Account Application, by wire by instructing the wiring bank to transmit the specified amount as directed above for initial purchases, or by mail with a check payable to "Overland Express Strategic Growth Fund (designate Class A or D)" to the above address. Write the Fund account number on the check and include the detachable stub from a Statement of Account or a letter providing the account number.

SYSTEMATIC PURCHASE PLAN

     The Company's Systematic Purchase Plan provides you with a convenient way to establish and automatically add to your existing accounts on a monthly basis. If you elect to participate in this plan you must specify an amount ($100 or more) to be withdrawn automatically by the Transfer Agent on a monthly basis from a designated bank account (provided your bank is a participant in the automated clearing house system). The Transfer Agent withdraws and uses this amount to purchase shares of the Fund on or about the fifth business day of each month. There are no additional fees charged for participating in this plan.

     You may change the investment amount, suspend purchases or terminate the election at any time by providing written notice to the Transfer Agent at least five business days prior to any scheduled transaction. An election will be terminated automatically if the designated bank account balance is insufficient to make a scheduled withdrawal, or if either the designated bank account or your account is closed.

PURCHASES THROUGH AUTHORIZED BROKER/DEALERS AND FINANCIAL INSTITUTIONS

     Purchase orders for shares of the Fund placed through authorized broker/dealers and financial institutions by the close of the Exchange on any day that the Fund's shares are offered for sale, including orders for which payment is to be made from free cash credit balances in securities accounts held by a dealer, will be effective on the same day the order is placed if received by the Transfer Agent before the close of business. Purchase orders that are received by a dealer or financial institution after the close of the Exchange or by the Transfer Agent after the close of business generally will be effective on the next day that shares are offered. The broker/dealer or financial institution is responsible for the prompt transmission of purchase orders to the Transfer Agent. Payment for Fund shares is not due until settlement date. Broker/dealers and financial institutions may benefit from temporary use of payments to the Fund during the settlement period. A broker/dealer or financial institution that is involved in a purchase transaction may charge separate account, service or transaction fees. Financial institutions may be required to register as dealers pursuant to applicable state securities laws, which may differ from federal law and any interpretations expressed herein.

                              EXCHANGE PRIVILEGES

     You may exchange Class A Shares of the Fund for shares of the same class of the Company's other investment portfolios or for shares of the California Tax-Free Money Market Fund, the Money Market Fund, the National Tax-Free Institutional Money Market Fund or the U.S. Treasury Money Market Fund in an identically registered account at respective net asset values, provided that, if the other investment portfolio charges a sales load on the purchase of the class of shares being exchanged that is higher than the sales load that you have paid in connection with the shares you are exchanging, you pay the difference. Class D Shares of the Fund may be exchanged for Class D Shares of one of the Company's other investment portfolios that offer Class D Shares or for Class A Shares of the Money Market Fund in an identically registered account at respective net asset values. You are not charged a contingent deferred sales charge on exchanges of Class D Shares for shares of the same class of another of the Company's investment portfolios or for Class A Shares of the Money Market Fund. If you exchange Class D Shares for shares of the same class of another investment portfolio, or for Class A Shares of the Money Market Fund, the remaining period of time (if any) that the contingent deferred sales charge is in effect will be computed from the time of the initial purchase of the previously held shares. Accordingly, if you exchange Class D Shares for Class A Shares of the Money Market Fund, and redeem the shares of the Money Market Fund within one year of the receipt of the purchase order for the exchanged Class D Shares, you will have to pay a deferred sales charge equal to the contingent deferred sales charge applicable to the previously exchanged Class D Shares. If you exchange Class D Shares of an investment portfolio for Class A Shares of the Money Market

Fund, you may subsequently re-exchange the acquired Class A Shares only for Class D Shares. If you re-exchange the Class A Shares of the Money Market Fund for Class D Shares, the remaining period of time (if any) that the contingent deferred sales charge is in effect will be computed from the time of your initial purchase of Class D Shares. In addition, shares of the other investment portfolio to be acquired must be registered for sale in your state of residence. You should obtain, read and retain the Prospectus for the portfolio which you desire to exchange into before submitting an exchange order.

     You may exchange shares by writing the Transfer Agent as indicated below under Redemption by Mail, or by calling the Transfer Agent or your authorized broker/dealer or financial institution or servicing agent, unless you have elected not to authorize telephone exchanges in the Account Application (in which case you may subsequently authorize such telephone exchanges by completing a Telephone Exchange Authorization Form and submitting it to the Transfer Agent in advance of the first such exchange). Shares held in certificated form may not be exchanged by telephone. The Transfer Agent's number for exchanges is (800) 572-7797.

     Procedures applicable to redemption of the Fund's shares are also applicable to exchanging shares, except that, with respect to an exchange transaction between accounts registered in identical names, no signature guarantee is required unless the amount being exchanged exceeds $25,000. The Company reserves the right to limit the number of times shares may be exchanged between investment portfolios, or to reject in whole or in part any exchange request into a fund when management believes that such action would be in the best interest of the Fund's other shareholders, such as when management believes that such action would be appropriate to protect such fund against disruptions in portfolio management resulting from frequent transactions by those seeking to time market fluctuations. Any such rejection will be made by management on a prospective basis only, upon notice to the shareholder given not later than 10 days following such shareholder's most recent exchange. The Company reserves the right to modify or discontinue exchange privileges at any time. Under SEC rules, 60 days prior notice of any amendments or termination of exchange privileges will be given to shareholders, except under certain extraordinary circumstances. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

     Telephone redemption or exchange privileges are made available to you automatically upon opening an account, unless you decline such privileges. These privileges authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. The Company will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. If the Transfer Agent does not follow such procedures, the Company and the Transfer Agent may be liable for any losses attributable to unauthorized or fraudulent instructions. Neither the Company nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

                              REDEMPTION OF SHARES

     Shares may be redeemed at their next determined net asset value after receipt of a request in proper form by the Transfer Agent directly or through any authorized broker/dealer or financial institution.

     Except for any contingent deferred sales charge which may be applicable upon redemption of Class D Shares, as described under "Purchase of Shares," the Company does not charge for redemption transactions. However, a broker/dealer or financial institution that is involved in a redemption transaction may charge separate account, service or transaction fees. On a day the Fund is open for business, redemption orders received by an authorized broker/dealer or financial institution before the close of the Exchange, and received by the Transfer Agent before the close of business on the same day will be executed at the net asset value per share determined at the close of the Exchange on that day. Redemption orders received by authorized broker/dealers or financial institutions after the close of the Exchange, or not received by the Transfer Agent prior to the close of business, will be executed at the net asset value determined at the close of the Exchange on the next business day.

     Redemption proceeds, net of any contingent deferred sales charge applicable with respect to Class D Shares, ordinarily will be remitted within seven days after the order is received in proper form, except proceeds may be remitted over a longer period to the extent permitted by the SEC under extraordinary circumstances. If an expedited redemption is requested, redemption proceeds will be distributed only if the check used for investment is deemed to be cleared for payment by the your bank, currently considered by the Company to be a period of 15 days after investment. The proceeds, of course, may be more or less than cost. Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions.

REDEMPTION BY MAIL

     1. Write a letter of instruction. Indicate the dollar amount of or number of shares to be redeemed. Refer to your Fund account number and provide either a social security or a tax identification number (as applicable).

     2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

     3. If shares to be redeemed have a value of $5,000 or more, or redemption proceeds are to be paid to someone other than you at your address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association, or a credit union that is authorized by its charter to provide a signature guarantee. Signature guarantees by notaries public are not acceptable. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees or custodians.

     4. If shares to be redeemed are held in certificated form, enclose the certificates with the letter. Do not sign the certificates and for protection use registered mail.

     5. Mail the letter to the Transfer Agent at the mailing address set forth under "Purchase of Shares."

     Unless other instructions are given in proper form, a check for the proceeds of redemption, net of any contingent deferred sales charge applicable with respect to Class D Shares, will be sent to your address of record.

SYSTEMATIC WITHDRAWAL PLAN

     The Company's Systematic Withdrawal Plan provides a way for you to have shares redeemed from your accounts and the proceeds, net of any contingent deferred sales charge applicable with respect to Class D Shares, distributed to you on a monthly basis. You may elect to participate in this plan if you have a shareholder account valued at $10,000 or more as of the date of your election to participate, and are not a participant in the Company's Systematic Purchase Plan at any time while participating in this plan. To participate in the plan, specify an amount ($100 or more) to be distributed by check to your address of record or deposited in a designated bank account. The Transfer Agent redeems sufficient shares and mails or deposits the proceeds of the redemption, net of any contingent deferred sales charge applicable with respect to Class D Shares, as instructed on or about the fifth business day prior to the end of each month. There are no additional fees charged for participating in this plan.

     You may change the withdrawal amount, suspend withdrawals or terminate the election at any time by providing written notice to the Transfer Agent at least five business days prior to a scheduled transaction. An election will be terminated automatically if your account balance is insufficient to make a scheduled withdrawal or if your account is closed.

EXPEDITED REDEMPTIONS

     If shares are not held in certificated form, you may request an expedited redemption of shares by letter or telephone (unless you have elected not to authorize telephone redemptions on your Account Application or other form that is on file with the Transfer Agent) on any day the Fund is open for business. See "Exchange Privileges" for additional information regarding telephone redemption privileges.

     You may request expedited redemption by telephone by calling the Transfer Agent at (800) 572-7797.

     You may request expedited redemption by mail by mailing your expedited redemption request to the Transfer Agent at the mailing address set forth under "Purchase of Shares -- Initial Purchase of Fund Shares by Wire."

     Upon request, proceeds of expedited redemptions of $5,000 or more, net of any contingent deferred sales charge applicable with respect to Class D Shares, will be wired or credited to the bank indicated in your Account Application or wired to an authorized broker/dealer or financial institution designated in your Account Application. The Company reserves the right to impose charges for wiring redemption proceeds. When proceeds of an expedited redemption are to be paid to someone other than yourself, to an address other than that of record, or to a bank, broker/dealer or other financial institution that has not been predesignated, the expedited redemption request must be made by letter and the signature(s) on the letter must be guaranteed, regardless of the amount of the redemption. If an expedited redemption request is received by the Transfer Agent by the close of business on any day the Fund is open for business, the redemption proceeds will be transmitted to your bank or predesignated broker/dealer or financial institution on the next business day (assuming the investment check has cleared as described above), absent extraordinary circumstances. A check for proceeds of less than $5,000 will be mailed to your address of record, except that, in the case of investments in the Company that have been effected through broker/dealers, banks and other institutions that have entered into special arrangements with the Company, the full amount of the redemption proceeds may be transmitted by wire or credited to a designated account.

REDEMPTIONS THROUGH AUTHORIZED BROKER/DEALERS AND FINANCIAL INSTITUTIONS

     Redemption requests placed through authorized broker/dealers and financial institutions by the close of the Exchange on any day that the Fund's shares are offered for sale will be effective on the same day the request is placed if received by the Transfer Agent before the close of business. Redemption requests that are received by a dealer or financial institution after the close of the Exchange or by the Transfer Agent after the close of business generally will be effective on the next day that shares are offered. The broker/dealer or financial institution is responsible for the prompt transmission of redemption requests to the Transfer Agent. Unless you have made other arrangements, and have informed the Transfer Agent of such arrangements, proceeds of redemptions made through authorized broker/dealers and financial institutions will be credited to your account with such broker/dealer or institution. You may request a check from the broker/dealer or financial institution or may elect to retain the redemption proceeds in your account. The broker/dealer or financial institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to you for such proceeds or prior to disbursement or reinvestment of such proceeds on your behalf.

                            ------------------------

     The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal and state income tax purposes.

     Due to the high cost of maintaining small accounts, the Company reserves the right to redeem accounts that fall below $1,000. Prior to such a redemption, you will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

                               DISTRIBUTION PLANS

     The Company's Board of Directors has adopted a Plan on behalf of each class of shares of the Fund. Under the Plans and pursuant to the Distribution Agreement, the Fund may pay certain distribution-related expenses. As discussed above, under the Distribution Agreement, Stephens is entitled to receive from the Fund, as compensation for distribution-related services, a monthly fee at the annual rate of up to 0.25% of the average daily net assets of the Class A Shares of the Fund and a monthly fee at the annual rate of up to 0.75% of the average daily net assets of the Class D Shares of the Fund. Since the fee payable to Stephens under the Distribution Agreement is based upon a percentage of the average daily net assets of a class of shares of the Fund and not upon the actual expenditures of Stephens, the expenses of Stephens (which may include overhead expenses) may be more or less than the fees received by it under the Distribution Agreement. All or a portion of these fees may be paid by Stephens to broker-dealers or financial institutions who have entered into selling agent agreements with Stephens, as compensation for sales support services.

                                 SERVICING PLAN

     The Company's Board of Directors has adopted a servicing plan ("Servicing Plan") on behalf of the Class D Shares of the Fund. Pursuant to the Servicing Plan the Fund may enter into servicing agreements with one or more servicing agents (which may include Wells Fargo Bank and its affiliates) who agree to provide administrative support services to their customers who are the record or beneficial owners of Class D Shares. Such servicing agents will be compensated at an annual rate of up to 0.25% of the average daily net asset value of the Class D Shares held of record or beneficially by such customers.

                          DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to declare as a dividend substantially all of its net investment income annually to shareholders of record at 4:00 p.m. (New York time) on the day of declaration. Net capital gains of the Fund, if any, will be distributed annually (or more frequently to the extent permitted to avoid imposition of the 4% excise tax described in the SAI).

     Dividends and/or capital gain distributions will have the effect of reducing the net asset value per share by the amount distributed on the record date. Although a distribution paid to an investor on newly issued shares shortly after purchase would represent, in substance, a return of capital, the distribution would consist of net investment income and, accordingly, would be taxable as ordinary income.

     Dividends and/or capital gain distributions paid by the Fund will be invested in additional shares of the same class of the Fund at net asset value (without any sales load) and credited to your account on the reinvestment date or, at your election, paid by check. Dividend checks and Statements of Account will be mailed approximately three business days after the payment date. In addition, you may elect to reinvest Fund dividends and/or capital gain distributions in shares of another fund in the Overland Express Family of Funds with which you have an established account that has met the applicable minimum initial investment requirement.

     The Fund's net investment income available for distribution to the holders of Class D Shares will be reduced by the amount of shareholder servicing fees payable to shareholder servicing agents under the Servicing Plan and by the incremental distribution fees payable under the Distribution Plan. There may be certain other differences in fees (e.g., transfer agent fees) between Class A Shares and Class D Shares that would affect their relative dividends.

                                     TAXES

     By complying with applicable provisions of the Code, the Fund will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to its shareholders. Dividends from the investment income (which includes net short-term capital gains, if any) declared and paid by the Fund will be taxable as ordinary income to the Fund's shareholders. Whether you take dividend payments in cash or have them automatically reinvested in additional shares, they will be taxable. Generally, dividends are taxable to shareholders at the time they are paid. However, dividends declared payable in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that such dividends are actually paid no later than January 31 of the following year. You may be eligible to defer the taxation of dividend and capital gain distributions on shares of a Fund which are held under a qualified tax-sheltered retirement plan. The Fund intends to pay out all its net investment income and net realized capital gains (if any) for each year. Corporate shareholders may be eligible for the dividends-received deduction on the dividends (excluding the net capital gain dividends) paid by the Fund to the extent the Fund's income is derived from certain dividends received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the Fund shares paying the dividends upon which a dividend-received deduction is based for at least 46 days.

     Portions of the Fund's investment income may be subject to foreign taxes withheld at the source; however, the Fund does not expect to be able to pass through any portion of the foreign taxes to its shareholders.

     The Fund will inform you of the amount and nature of such dividends and capital gains. You should keep all statements you receive to assist in your personal record keeping. The Company is required to withhold, subject to certain exemptions, at a rate of 31% on dividends paid and redemption proceeds (including proceeds from exchanges) paid or credited to individual shareholders of the Fund if a correct Taxpayer Identification Number, certified when required, is not on file with the Company or the Transfer Agent. In connection with this withholding requirement, you will be asked to certify on your Account Application that the social security or taxpayer identification number you provide is correct and that you are not subject to 31% backup withholding for previous underreporting to the IRS.

     The Fund seeks to comply with the applicable provisions of the Code by investing all of its assets in the Master Portfolio. The Trust intends to qualify for federal income tax purposes as a partnership. As such, the Fund will be deemed to own directly its proportionate share of the Trust's assets. Therefore, any interest, dividends and gains or losses of a Master Portfolio will be deemed to have been "passed through" to the Fund and other investors in the Master Portfolio, regardless of whether such interest, dividends, gains or losses have been distributed by the Master Portfolio or losses have been realized by the Fund and other investors. Accordingly, if the Master Portfolio were to accrue but not distribute any interest, dividends or gains, the Fund would be deemed to have realized and recognized its proportionate share of interest, dividends, gains or losses without receipt of any corresponding distribution. However, each Master Portfolio will seek to minimize recognition by investors of interest, dividends, gains or losses without a corresponding distribution.

     Foreign shareholders may be subject to different tax treatment, including a withholding tax. See "Federal Income Tax - Foreign Shareholders" in the SAI.

     Further federal tax considerations are discussed in the SAI. You should consult your individual tax advisor with respect to your particular tax situation as well as the state and local tax status of investments in shares of the Fund.

              CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

     Wells Fargo Bank has been retained to act as the custodian and transfer and dividend disbursing agent for the Fund and the Master Portfolio. Wells Fargo Bank's principal place of business is 420 Montgomery Street, San Francisco, California 94163, and its transfer and dividend disbursing agency activities are managed at 525 Market Street, San Francisco, California 94105.

                         ORGANIZATION AND CAPITAL STOCK

     The Company, an open-end investment company, was incorporated in Maryland on April 27, 1987. The authorized capital stock of the Company consists of 20,000,000,000 shares having a par value of $.001 per share. The Company currently offers thirteen series of shares, each representing an interest in one of the funds in the Overland Express Family of Funds -- the Asset Allocation, California Tax-Free Bond, California Tax-Free Money Market, Money Market, Municipal Income, National Tax-Free Institutional Money Market, Overland Sweep, Short-Term Government-Corporate Income, Short-Term Municipal Income, Strategic Growth, U.S. Government Income, U.S. Treasury Money Market and Variable Rate Government Funds. The Board of Directors may, in the future, authorize the issuance of other series of capital stock representing shares of additional investment portfolios or funds. All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series is required by law or where the matter involved affects only one series. The Company may dispense with the annual meeting of shareholders in any fiscal year in which it is not required by the 1940 Act to elect Directors; however, shareholders are entitled to call a meeting of shareholders for purposes of voting on removal of a director or directors. In addition, whenever the Fund is requested to vote on matters pertaining to the Master Portfolio, the Company will hold a meeting of the Fund's shareholders and will cast its vote as instructed by Fund shareholders. The Directors of the Company will vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions. A more detailed statement of the voting rights of shareholders is contained in the SAI. All shares of the Company, when issued, will be fully paid and nonassessable.

     The Trust was established on August 15, 1991, as a Delaware business trust. The Trust's Declaration of Trust permits the Board of Trustees to issue beneficial interests in the Trust to investors based on their proportionate investments in the Trust. The Trust currently has five series of beneficial interests -- the Cash Investment Trust, Short-Term Government-Corporate Income, Short-Term Municipal Income, Tax-Free Money Market and Capital Appreciation Master Portfolios. The Trust is no longer offering interests of the 1-3 Year Duration Government Income Master Portfolio.

                   OVERLAND EXPRESS FUNDS, INC.                                     STRATEGIC GROWTH FUND
                                                                                     ACCOUNT APPLICATION
 C/O OVERLAND EXPRESS SHAREHOLDER SERVICES, WELLS FARGO BANK, N.A                        PAGE 1 OF 5
      POST OFFICE BOX 63084, SAN FRANCISCO, CALIFORNIA 94163
                 FOR PERSONAL SERVICE PLEASE CALL
           YOUR INVESTMENT SPECIALIST OR 1-800-572-7797

--------------------------------------------------------------------------------
 1. ACCOUNT REGISTRATION  / / NEW ACCOUNT / / ADDITIONAL INVESTMENT OR CHANGE
                                              TO ACCOUNT #
                                                            ------------------
--------------------------------------------------------------------------------

 / / INDIVIDUAL                 1.    Individual                                                      -        -
                                                         ---------------------------------     -------  -------  -------
     USE LINE 1                                          First Name   Initial   Last Name         Soc. Security No.


 / / JOINT OWNERS               2.    Joint Owner                                           (Only one  Soc. Security No. is
                                                         ---------------------------------     required for Joint Owners)
     USE LINES 1 & 2                                     First Name   Initial   Last Name

                                      Joint Tenancy with right of survivorship is presumed unless Tenancy in Common is indicated:

                                      / / Tenants in Common

 / / TRANSFER TO                3.    Uniform
                                                         ---------------------------------------------------------------
     MINORS                           Transfer                Custodian's Name (only one)     Minor's State of Residence

     USE LINE 3                       to Minors                                                      -        -
                                                         ---------------------------------   -------  -------  -------
                                                             Minor's Name (only one)          Minor's Soc. Security No.

 / / TRUST*                     4.    Trust Name
                                                         -----------------------------------------------------------
     USE LINE 4                       Trustee(s)
                                                         -----------------------------------------------------------
                                                          (If you would like Trustee's name included in registration.)

                                      Trust ID Number
                                                        ---------------------------------------------------
                                            Please attach title page, the page(s) allowing investment in a mutual fund
                                            ("powers page") and signature page, and complete Section 7, "Authorization for Trusts and Organizations."

 / / ORGANIZATION*              5.   Organization Name                                            -
                                                        ----------------------------  -----------   -------------
     USE LINE 5                      *Complete "Authorization for Trusts and                 Tax I.D. No.
                                     Organizations" (Section 7).

--------------------------------------------------------------------------------
 ADDRESS:

 Number and Street                                        Apartment No.
                   -------------------------------------                -------
 City                            State              Zip Code
     --------------------------        -----------           -----------

 Telephone Numbers:  (DAY)        -       -       (EVENING)      -      -
                           -------  ------  ------          -----  -----  -----
                                 (Area Code)                    (Area Code)

--------------------------------------------------------------------------------

                                  (CONTINUED)

                                                               STRATEGIC GROWTH FUND
                       [LOGO]                                   ACCOUNT APPLICATION
                                                                    PAGE 2 OF 5

--------------------------------------------------------------------------------
 2.  INVESTMENT INSTRUCTIONS    (Minimum initial investment: $1,000.)
--------------------------------------------------------------------------------
 INVESTMENT AMOUNT:    $
                         -------------------------
 TYPE OF ACCOUNT (CHOOSE ONE ONLY):

                      / /  Class A Shares, or

                      / /  Class D Shares (not available for
                                      purchases of $9,000,000 or more)

 Note: If no choice is indicated, Class A Shares will be selected.

 METHOD OF PAYMENT:    / /  Debit bank account designated in Section 3.

                       / / Check attached (payable to Overland Express Strategic Growth Fund (designate Class A or D)).

                       / /  Funds have been wired to my Overland Express
                            Account #
                                      --------------------------
--------------------------------------------------------------------------------

 SETTLEMENT ARRANGEMENTS: (Check only one if applicable)

 / / Automatic debit/credit of an account with a bank that has been authorized by the Transfer Agent. (If you check this box, your initial and/or subsequent purchases and redemptions can be settled through the bank account you designate in Section 3.) Please attach a voided check or deposit slip and fill in bank account information in Section 3.

 / /  Bank wire instructions. (If you check this box, redemptions can be settled by wire through the bank account you designate below. Some banks impose fees for wires; check with your bank to determine policy. The Company reserves the right to impose a charge for wiring redemption proceeds.) Please attach a voided check or deposit slip and fill in bank account information in Section 3.
--------------------------------------------------------------------------------
 SYSTEMATIC PURCHASE PLAN:

 / / I hereby authorize you to systematically withdraw from the bank account designated in Section 3 the following amount to purchase shares of the Fund. I understand and agree that the designated account will be debited on or about the fifth business day of each month to effect the Fund purchase and that such monthly investments shall continue until my written notice to cancel has been received by you at least five (5) business days prior to the next scheduled Fund purchase.
      Monthly Investment Amount:       $
                                         ------------------  (minimum $100)
--------------------------------------------------------------------------------
 SYSTEMATIC WITHDRAWAL PLAN:

 / / I hereby authorize you to systematically redeem a sufficient number of shares from my Overland Express account and to distribute the amount specified below by check to the registration address set forth in Section 1 or the bank account designated in Section 3. I understand and agree that the redemption of shares and mailing or depositing of proceeds will occur on or about the fifth business day prior to the end of each month and that such monthly payments shall continue until my written notice to cancel has been received by you at least five (5) business days prior to the next scheduled withdrawal.
      Monthly Withdrawal Amount:       $
                                         ------------------  (minimum $100)

     / /  Mail check to registration set forth in Section 1.

     / /  Distribute funds to bank account designated in Section 3.
--------------------------------------------------------------------------------
 3. BANK ACCOUNT INFORMATION
--------------------------------------------------------------------------------

 ----------------------------------------------------------------------------
 Bank Name

 ----------------------------------------------------------------------------
 Address                    City                 State          Zip

 ----------------------------------------------------------------------------
 Bank Account Number                                      Bank Routing Number
--------------------------------------------------------------------------------

                                  (CONTINUED)

                                                               STRATEGIC GROWTH FUND
                       [LOGO]                                   ACCOUNT APPLICATION
                                                                    PAGE 3 OF 5

--------------------------------------------------------------------------------
 4. REDUCED SALES CHARGES   (If Applicable.)
--------------------------------------------------------------------------------

 LETTER OF INTENT -- CLASS A SHARES

 I may qualify for a reduced sales charge based on the total amount I intend to invest over a 13-month period (the "Period"), plus the value of any shares I already own, by agreeing to this Letter of Intent (the "Letter"). Stephens Inc. will hold in escrow shares registered in my name equal to 5% of the amount invested. Dividends and distributions on the escrowed shares will be paid to me or credited to my Account. Upon completion of the specified minimum purchase within the Period, all shares held in escrow will be deposited in my Account or delivered to me. I may include the combined asset value of shares of any of the portfolios of the Overland Express Funds which assess a sales charge ("Load Funds"), owned as of the date of the Letter toward the completion of the total purchase. If the total amount invested within the Period does not equal or exceed the specified minimum purchase, I will be requested to pay the difference between the amount of the sales charge paid and the amount of the sales charge applicable to the total purchases made. If, within 20 days following the mailing of a written request, I have not paid this additional sales charge to Stephens Inc., sufficient escrowed shares will be redeemed for payment of the additional sales charge. Shares remaining in escrow after this payment will be deposited in my Account. The intended purchase amount may be increased at any time during the Period by filing a revised Letter for the Period.

 / / I agree to the Letter of Intent set forth above. It is my intention to invest over a 13-month period in the Load Funds an aggregate amount equal to at least:

      / /  $100,000     / /  $200,000     / /  $400,000     / /  $600,000
  / / $800,000  / / $1,000,000  / / $2,500,000  / / $5,000,000  / / $9,000,000

 Existing accounts must be identified in advance. If the value of currently owned shares is to be applied towards completion of this Letter of Intent, please list accounts below.

       Account #                                     Account #
                 ----------------------                        ----------------

 RIGHT OF ACCUMULATION -- CLASS A SHARES

 / / I qualify for reduced sales charges under the Right of Accumulation. The value of shares presently held in the Overland Express accounts listed below, combined with this investment, totals $100,000 or more.

        Account #                                     Account #
                 ----------------------                        ----------------

--------------------------------------------------------------------------------
 5. TELEPHONE INSTRUCTIONS (Do NOT check this box if you wish to authorize telephone instructions.)
--------------------------------------------------------------------------------

 / / If this box is checked, you are NOT authorized to honor my telephone instructions for purchase of additional Fund shares, redemptions of Fund shares and exchanges of shares between Overland Express Funds. If this box is not checked, I understand that telephone instructions will be effected by debiting/crediting the account designated in Section 3 (if approved) and that if a designated account has not been authorized and approved, a check or wire transfer will be required for a purchase and a check will be sent for a redemption.
--------------------------------------------------------------------------------
 6.   DISTRIBUTIONS    (Do NOT check boxes if you want reinvestment.)
--------------------------------------------------------------------------------
 All dividends and capital distributions will be automatically reinvested in shares of the same class of the Fund unless otherwise indicated:

 / / Invest dividends in Account #                         of              Fund
                                   -----------------------   -------------
     of the Overland Express Family of Funds.

 / / Invest capital gain distributions in Account #              of         Fund
                                                    ------------    --------
     of the Overland Express Family of Funds.

 / / Pay dividends by check and/or / / pay capital gains distributions by check

                              AND MAIL CHECKS TO:

              / / The registration address set forth in Section 1.
                 / / The bank account designated in Section 3.
--------------------------------------------------------------------------------

                                  (CONTINUED)

                                                               STRATEGIC GROWTH FUND
                       [LOGO]                                   ACCOUNT APPLICATION
                                                                    PAGE 4 OF 5

--------------------------------------------------------------------------------
 7. AUTHORIZATION FOR TRUSTS AND ORGANIZATIONS  (If Applicable.)
--------------------------------------------------------------------------------

   CORPORATIONS, TRUSTS, PARTNERSHIPS OR OTHER ORGANIZATIONS MUST COMPLETE THIS SECTION.

   Registered Owner is a:      / /   Trust          / /   Corporation, Incorporated Association
                               / /   Partnership    / /   Other:
                                                                 -----------------------------------------------------
                                                                (such as Non-Profit Organization, Religious Organization,
                                                                 Sole Proprietorship, Investment Club, Non-incorporated
                                                                                     Association, etc.)

   The following named persons are currently officers/trustees/general partners/other authorized signatories of the Registered Owner; this(these) Authorized Person(s) is(are) currently authorized under the applicable governing document to act with full power to sell, assign or transfer securities of Overland Express Funds, Inc. for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:

   Name                                    Title                                   Specimen Signature

   ----------------------------------      ----------------------------------      ----------------------------------

   ----------------------------------      ----------------------------------      ----------------------------------

   ----------------------------------      ----------------------------------      ----------------------------------

   Overland Express Funds, Inc., Stephens Inc. and Wells Fargo Bank, N.A. may, without inquiry, act upon the instruction of ANY PERSON(S) purporting to be (an) Authorized Person(s) as named in the Authorization Form last received by you, and shall not be liable for any claims, expenses (including legal fees) or losses resulting from acting upon any instructions reasonably believed to be genuine.

   FOR CORPORATIONS AND INCORPORATED ASSOCIATIONS:
   I,                                            , Secretary of the
      ------------------------------------------
   above-named Registered Owner, do hereby certify that at a meeting on at which a quorum was present throughout, the Board of
   -----------------
   Directors of the corporation/the officers of the association duly adopted a resolution, which is in full force and effect and in accordance with the Registered Owner's charter and by-laws, which resolution: (1) empowered the above-named Authorized Person(s) to effect securities transactions for the Registered Owner on the terms described above; (2) authorized the Secretary to certify, from time to time, the names and titles of the officers of the Registered Owner and to notify you when changes in the office occur; and (3) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until you receive a duly executed amendment to the Authorization Form.

       Witness my hand on behalf of the corporation/association on this
         day of                                 , 19
   ------       --------------------------------    ----

                                                               ------------------------------------------------
                                                               Secretary (Signature Guarantee or
                                                               Corporate Seal is Required)


   FOR ALL OTHER ORGANIZATIONS:                                ------------------------------------------------
                                                               Certifying Trustee, General Partner, or Other
----------------------------------------------------------------------------------------------------------------

                                  (CONTINUED)

                                                               STRATEGIC GROWTH FUND
                       [LOGO]                                   ACCOUNT APPLICATION
                                                                    PAGE 5 OF 5
   ---------------------------------------------------------------------------------------------------------------
     8. SIGNATURE, TAX INFORMATION & CERTIFICATION
   ---------------------------------------------------------------------------------------------------------------
      / /   U.S. CITIZEN OR RESIDENT

            I understand that the Federal Government requires Overland Express Funds, Inc. to withhold and pay to the Internal Revenue Service 31% from all interest, dividends, capital gains distributions and proceeds from redemptions UNLESS I have provided a certified taxpayer identification (Social Security or Employer Identification) number and certify in the Withholding Status below that I am NOT subject to backup withholding. The taxpayer identification number I provided in Section 1 will be the number under which any taxable earnings will be reported to the IRS.

            WITHHOLDING STATUS: Unless I indicate that I am subject to backup withholding by checking the box below, I certify that 1) I have NOT been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR 2) I have been notified by the IRS that I am no longer subject to backup withholding: / / I am currently subject to backup withholding.

      / /   NON-RESIDENT ALIEN (In order to claim this exemption, ALL owners on the account must be non-resident aliens and sign below.)

            I am not a U.S. citizen or resident (nor is this account held by a foreign corporation, partnership, estate or trust) and my permanent address is:

                                                              Country:
            -----------------------------------------------             ----------------------------------

     By signing below, I (we) certify, under penalties of perjury, that I (we) have full authority and legal capacity to purchase shares of the Fund and affirm that I (we) have received a current prospectus and agree to be bound by its terms and further certify that 1) the correct taxpayer identification number has been provided in Section 1 of this Application and that the Withholding Status information, above, is correct OR
     2) all owners are entitled to claim non-resident alien status. Investors should be aware that the failure to check the box under "Telephone Instructions" above means that the telephone exchange and redemption privileges will be provided. A shareholder would bear the risk of loss in the event of the fraudulent use of the pre-authorized redemption or exchange privileges. Please see "Exchange Privileges" and "Redemption of
     Shares" in the Prospectus for more information on these privileges.

     X                                                             SIGNATURE GUARANTEE: NOT REQUIRED WHEN
       -----------------------------------------------------       ESTABLISHING NEW ACCOUNTS. Required only if
       Individual (or Custodian)                      date         establishing privileges in Block 2 on an
                                                                   existing account. Signature Guarantee may be
     X                                                             provided by an "eligible guarantor
       ---------------------------------------------------         institution," which includes a commercial bank,
       Joint Owner (if any)                           date         trust company, member firm of a domestic stock
                                                                   exchange, savings association, or credit union
     X                                                             that is authorized by its charter to provide a
       -----------------------------------------------------       signature guarantee.
       Corporate Officer or Trustee                   date
                                                                                  AFFIX SIGNATURE GUARANTEE STAMP


       -----------------------------------------------------       -----------------------------------------------
       Title of Corporate Officer or Trustee                       Signature Guaranteed By

   ---------------------------------------------------------------------------------------------------------------

    DEALER INFORMATION


-------------------------------------------            ---------------------
Dealer Name                                            Branch ID #

-------------------------------------------            ---------------------        --------------------
Representative's Last Name                             Rep ID #                     Rep Phone #

X
  ------------------------------------------------------------------------------------------------------
  Authorized signature of Broker/Dealer                Title                        date

SPONSOR, ADMINISTRATOR AND DISTRIBUTOR
  Stephens Inc.
  111 Center Street
  Little Rock, Arkansas 72201

TRANSFER AND DIVIDEND DISBURSING AGENT
AND CUSTODIAN
  Wells Fargo Bank, N.A.
  P.O. Box 63084
  San Francisco, California 94163

LEGAL COUNSEL
  Morrison & Foerster
  2000 Pennsylvania Avenue, N.W.
  Washington, D.C. 20006

INDEPENDENT AUDITORS
  KPMG Peat Marwick LLP
  Three Embarcadero Center
  San Francisco, California 94111

        NOT FDIC INSURED

FOR MORE INFORMATION ABOUT THE FUND,
SIMPLY CALL (800) 552-9612,
OR WRITE:

OVERLAND EXPRESS FUNDS, INC.
C/O OVERLAND EXPRESS
  SHAREHOLDER SERVICES
WELLS FARGO BANK, N.A.
P.O. BOX 63084
SAN FRANCISCO, CALIFORNIA 94163

                                    [LOGO]






                            ------------------------
                                   PROSPECTUS
                            ------------------------





                             Strategic Growth Fund





                            ------------------------





                               February 19, 1996





                            ------------------------

                                NOT FDIC INSURED

83P  12/95

                          OVERLAND EXPRESS FUNDS, INC.

                             STRATEGIC GROWTH FUND

                           Telephone: (800) 552-9612

                      STATEMENT OF ADDITIONAL INFORMATION


                            DATED FEBRUARY 19, 1996


                       __________________________________

             Overland Express Funds, Inc. (the "Company") is a professionally managed, open-end series investment company. This Statement of Additional Information ("SAI") contains information about one of the Company's series -- the STRATEGIC GROWTH FUND (the "Fund"). The Fund offers two classes of shares -- Class A Shares and Class D Shares. This SAI relates to both classes of shares. The investment objective of the Fund is described in the Prospectus under the heading "Investment Objective and Policies." The Fund seeks to achieve its investment objective by investing all of its assets in the Capital Appreciation Master Portfolio (at times, the "Master Portfolio") of Master Investment Trust (the "Trust"), which has the same investment objective as the Fund. The Fund may withdraw its investment in the Capital Appreciation Master Portfolio at any time, if the Board of Directors of the Company determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Company's Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies and restrictions described in the Prospectus and below with respect to the Trust.



             This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectus, dated February 19, 1996. All terms used in this SAI that are defined in the Prospectus will have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by writing Stephens Inc., the Company's sponsor, administrator and distributor, at 111 Center Street, Little Rock, Arkansas 72201, or calling the Transfer Agent at the telephone number indicated above.


                       __________________________________

                               TABLE OF CONTENTS



                                                                                         Page
                                                                                         ----
Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3
Management  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5
Distribution Plans  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
Servicing Plan  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    10
Calculation of Yield and Total Return . . . . . . . . . . . . . . . . . . . . . . . . . .  11
Determination of Net Asset Value....  . . . . . . . . . . . . . . . . . . . . . . . . . .  14
Portfolio Transactions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
Federal Income Tax... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
Capital Stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
Other.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
Custodian and Transfer and Dividend Disbursing Agent  . . . . . . . . . . . . . . . . . .  21
Independent Auditors  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
Financial Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22


                            INVESTMENT RESTRICTIONS



             The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Investment Objectives and Policies." The Fund and the Master Portfolio are subject to the following investment restrictions, all of which are fundamental policies. These restrictions cannot be changed, as to either the Fund or the Master Portfolio, without approval by the holders of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund or the Master Portfolio, as appropriate. Whenever the Fund is requested to vote on a fundamental policy of the Master Portfolio, the Fund will hold a meeting of Fund shareholders and it will cast its votes as instructed by such shareholders.



             Neither the Fund nor the Master Portfolio may:



             (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities; and provided further, that the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as such Fund, without regard to the limitations set forth in this paragraph (1);


             (2) purchase or sell real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts or interests in oil, gas, or other mineral exploration or development programs;

             (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;


             (4) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as such Fund shall not constitute an underwriting for purposes of this paragraph (4);



             (5) make investments for the purpose of exercising control or management; provided that the Fund may invest all its assets in a diversified, open-end management company, or a series thereof, with substantially the same investment objective, policies and restrictions as such Fund, without regard to the limitations set forth in this paragraph (5);

             (6) issue senior securities, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets);

             (7) make loans of portfolio securities having a value that exceeds 50% of the current value of its total assets, provided that, this restriction does not apply to the purchase of fixed time deposits, repurchase agreements, commercial paper and other types of debt instruments commonly sold in a public or private offering; nor


             (8) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets, the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as such Fund, without regard to the limitations set forth in this paragraph (8).



             With respect to fundamental investment policy (7), the Fund and the Master Portfolio do not intend to loan their portfolio securities during the coming year.



             The Fund and the Master Portfolio are subject to the following non-fundamental policies. These restrictions may be changed by a vote of a majority of the Directors of the Company or the Trustees of the Trust, as the case may be, at any time.



             Neither the Fund nor the Master Portfolio may:



             (1) purchase or retain securities of any issuer if the officers or directors of the Fund or its Investment Adviser owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities;



             (2)    purchase or sell real estate limited partnership interests;
nor



             (3) write, purchase or sell puts, calls or options or any combination thereof, except to the extent described in the Prospectus and except that the Master Portfolio may purchase securities with put rights in order to maintain liquidity;



             (4) invest in securities of issuers who, with their predecessors, have been in existence less than three years, unless the securities are fully guaranteed or insured by the

U.S. Government if, by reason thereof, the value of its aggregate investment in such securities will exceed 5% of its total assets;



             (5) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer; nor



             (6) invest more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.



             (7) In addition, as a matter of non-fundamental policy, the Fund may invest in shares of other open-end, management investment companies, subject to the limitations of Section 12(d)(1) of the Act, provided that any such purchases will be limited to temporary investments in shares of unaffiliated investment companies and the Investment Adviser will waive its advisory fees for that portion of the Fund's assets so invested, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition. The Fund does not intend to invest more than 5% of its net assets in such securities during the coming year. Notwithstanding any other investment policy or limitation (whether or not fundamental), as a matter of fundamental policy, the Fund may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund. A decision to so invest all of its assets may, depending on the circumstances applicable at the time, require approval of shareholders.



                                   MANAGEMENT



             The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Management of the Fund and the Master Portfolio." The principal occupations during the past five years of the directors and executive officers of the Company are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors deemed to be "interested persons" of the Company for purposes of the Act are indicated by an asterisk.



                                                                                     Principal Occupations
Name, Address and Age                         Position                               During Past 5 Years
---------------------                         --------                               ---------------------
Jack S. Euphrat, 73                           Director                               Private Investor.
415 Walsh Road
Atherton, CA 94027.

*R. Greg Feltus, 44                           Director,                              Senior Vice President
                                              Chairman and                           of Stephens; Manager
                                              President                              of Financial Services
                                                                                     Group; President of
                                                                                     Stephens
                                                                                     Insurance Services
                                                                                     Inc.; Senior Vice
                                                                                     President of Stephens
                                                                                     Sports Management
                                                                                     Inc.; and President of
                                                                                     Investor Brokerage
                                                                                     Insurance Inc.

Thomas S. Goho, 53                            Director                               T.B. Rose Faculty
321 Beechcliff Court                                                                 Fellow-Business,
Winston-Salem, NC  27104                                                             Wake Forest University
                                                                                     Calloway School, of
                                                                                     Business and Accountancy:
                                                                                     Associate Professor of
                                                                                     Finance of the School of
                                                                                     Business and Accounting at
                                                                                     Wake Forest University
                                                                                     since 1983.

*Zoe Ann Hines, 46                            Director                               Senior Vice President
                                                                                     of Stephens and
                                                                                     Director of Brokerage
                                                                                     Accounting; and
                                                                                     Secretary of Stephens
                                                                                     Resource Management.

*W. Rodney Hughes, 69                         Director                               Private Investor.
31 Dellwood Court
San Rafael, CA 94901

Robert M. Joses, 77                           Director                               Private Investor.
47 Dowitcher Way
San Rafael, CA 94901

*J. Tucker Morse, 51                          Director                               Private, Investor;
10 Legrae Street                                                                     Real Estate
Charleston, SC 29401                                                                 Developer; Chairman
                                                                                     of Renaissance
                                                                                     Properties Ltd.;
                                                                                     President of Morse
                                                                                     Investment
                                                                                     Corporation; and Co-
                                                                                     Managing Partner of
                                                                                     Main Street Ventures.


Richard H. Blank, Jr., 39                     Chief                                  Associate of
                                              Operating                              Financial Services
                                              Officer,                               Group of Stephens;
                                              Secretary and                          Director of Stephens
                                              Treasurer                              Sports Management
                                                                                     Inc.; and Director of
                                                                                     Capo Inc.




                               COMPENSATION TABLE
                  For the Fiscal Year Ended December 31, 1994


                                                                    Total Compensation
                              Aggregate Compensation                 from Registrant
Name and Position                 from Registrant                    and Fund Complex
-----------------             ----------------------                ------------------
Jack S. Euphrat                         $8,500                                $34,188
      Director

*R. Greg Feltus                          0                                       0
      Director

Thomas S. Goho                           8,500                                 34,188
      Director

*Zoe Ann Hines                           0                                       0
      Director

*W. Rodney Hughes                        8,500                                 32,188
      Director

Robert M. Joses                          8,500                                 34,188
      Director

*J. Tucker Morse                         8,500                                 32,188
      Director


             Directors of the Company are compensated annually by the Company and by all the registrants in the fund complex for their services as indicated in the Compensation Table above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. Each of the Directors and Officers of the Company serves in the identical capacity as officers and Directors of Stagecoach Funds, Inc. and Stagecoach Inc., and as Trustees and/or Officers of Stagecoach Trust, Master Investment Portfolio, Life & Annuity Trust, Master Investment Trust and Managed Series Investment Trust, each of which are registered open-end management investment companies and each of which is considered to be in the same "fund complex", as such term is defined in Form N-1A under the 1940 Act, as the Company. The Directors are compensated by other Companies and Trusts within the fund complex for their services as Directors/Trustees to such Companies and Trusts. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of the fund complex.



             As of the date of this Statement of Additional Information, the Directors and Principal Officer of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.



             Investment Adviser. The Fund has not engaged an investment adviser. The Master Portfolio (which has the same investment objective as the Fund, and in which the Fund invests all its assets) is advised by Wells Fargo Bank. The Advisory Contract provides that Wells Fargo Bank shall furnish to the Master Portfolio investment guidance and policy direction in connection with the daily portfolio management of the Master Portfolio. Pursuant to the Advisory Contract, Wells Fargo Bank furnishes to the Board of Trustees of the Trust periodic reports on the investment strategy and performance of the Master Portfolio.



             Wells Fargo Bank has agreed to provide to the Master Portfolio, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolio.



             The Advisory Contract will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the Master Portfolio's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the Act) of any such party. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.



             For the period from inception (January 20, 1993) to February 15, 1996, the Fund operated on a stand-alone basis, did not participate in a master/feeder structure and retained the services of Wells Fargo Bank as investment adviser for the Fund. From January 20, 1993 to December 31, 1993, Wells Fargo Bank waived payment of all advisory fees of $68,217. For the year ended December 31, 1994, the Fund incurred $197,689 in advisory fees payable to Wells Fargo Bank, and $9,550 of such fees were waived.



             Wells Fargo Bank also serves as Custodian and Transfer and Dividend Disbursing Agent for both the Fund and the Master Portfolio. See "Custodian and Transfer and Dividend Disbursing Agent."



             Morrison & Foerster, counsel to the Company and the Trust and special counsel to Wells Fargo Bank, has advised the Company, the Trust and Wells Fargo Bank that Wells Fargo Bank should be able to perform the services contemplated by the Advisory Contract, the Agency Agreement, the Custodian Agreement and the Prospectus, without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes and regulations and judicial or administrative decisions or interpretations thereof, could prevent Wells Fargo Bank from continuing to perform, in whole or in part, such services. If Wells Fargo Bank were prohibited from performing any of such services, it is expected that new agreements would be proposed with another entity or entities qualified to perform such services.



             Administrator and Distributor. The Company has retained Stephens as administrator and distributor on behalf of the Fund. In addition, the Trust has retained Stephens as administrator on behalf of the Master Portfolio.
Under the respective Administration Agreements with the Company and the Trust, Stephens furnishes the Company and the Trust with office facilities, together with those ordinary clerical and bookkeeping services that are not furnished by Wells Fargo Bank. Stephens also has entered into a Distribution Agreement with the Company pursuant to which Stephens has the responsibility of distributing shares of the Fund.


             For the period from inception to December 31, 1993, the Fund's administrative fees totaled $20,483. For the year ended December 31, 1993, the aggregate dollar amount of underwriting commissions paid to Stephens was $3,604,377, and Stephens retained $3,457,989 of such commissions. For the same period, Wells Fargo Securities Inc. ("WFSI"), an affiliated broker-dealer of the Company, and its registered representatives, received $146,388 of such commissions.

             For the year ended December 31, 1994, the Fund's administrative fees totaled $62,623. For the same period, the aggregate dollar amount of underwriting commissions paid to Stephens was $1,408,759, and Stephens retained $1,351,388 of such commissions. WFSI and its registered representatives received $57,371 of such commissions for the year ended December 31, 1994.



                               DISTRIBUTION PLANS



             The following information supplements and should be read in conjunction with the Prospectus section entitled "Distribution Plans." As indicated in the Prospectus, the Fund, on behalf of each of its classes of shares, has adopted a Plan under Section 12(b) of the Act and Rule 12b-1 thereunder (the "Rule"). The Plan for the Class A Shares was adopted by the Board of Directors on October 21, 1992 and amended on April 29, 1993 and the Plan for the Class D Shares was adopted on April 29, 1993; a majority of the directors who were not "interested persons" (as defined in the Act) of the Fund and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Directors") adopted the Plans.

             Under the Plan and pursuant to the Distribution Agreement, the Fund may pay the Distributor, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.25% of the average daily net assets attributable to Class A Shares and up to 0.75% of the average daily net assets attributable to the Class D Shares of the Fund. The actual fee payable to the Distributor is determined, within such limits, from time to time by mutual agreement between the Company and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the NASD Rules of Fair Practice. The Distributor may enter into selling agreements with one or more selling agents under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to them. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

             The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the directors of the Company and the Qualified Directors. Agreements related to the Plan also must be approved by such vote of the directors and the Qualified Directors. Such agreements will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Fund. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the directors of the Company and the Qualified Directors.


             The Plan requires that the Treasurer of the Fund shall provide to the directors, and the directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Plan. The Rule also requires that the selection and nomination of directors who are not "interested persons" of the Company be made by such disinterested directors.


             For the year ended December 31, 1994, the Class A Shares incurred $67,308 in fees under the Plan. For the same period, the Class D shares incurred $111,150 in fees under the Plan.



                                 SERVICING PLAN



             As indicated in the Fund's Prospectus, the Fund has adopted a Servicing Plan ("Servicing Plan") with respect to its Class D Shares. The Board of Directors adopted the Servicing Plan on April 29, 1993. The Board of Directors included a majority of the Directors who were not "interested persons" (as defined in the Act) of the Fund and who had no direct or indirect financial interest in the operation of the Servicing Plan or in any agreement related to the Servicing Plan (the "Servicing Plan Qualified Directors").


             Under the Servicing Plan and pursuant to the Servicing Agreements, the Fund may pay one or more servicing agents, as compensation for performing certain services, a fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to its Class D Shares. The actual fee payable to servicing agents is determined, within such limit, from time to time by mutual agreement between the Company and each servicing agent and will not exceed the maximum service fees payable by mutual funds sold by members of the NASD under the NASD Rules of Fair Practice.

             The Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Directors of the Company and the Servicing Plan Qualified Directors. Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Directors and the Servicing Plan Qualified Directors. Servicing Agreements will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding Class D Shares of the Fund. The Servicing Plan may not be amended to increase materially the amount payable thereunder without the approval of a majority of the outstanding Class D Shares of the Fund, and no material amendment to the Servicing Plan may be made except by a majority of both the Directors of the Company and the Qualified Directors.

             The Servicing Plan requires that the Treasurer of the Company shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.


             For the year ended December 31, 1994, the Fund paid $37,050 in servicing fees pursuant to the Plan for Class D shares.




                     CALCULATION OF YIELD AND TOTAL RETURN



             The following information supplements and should be read in conjunction with the sections in the Prospectus entitled "Determination of Net Asset Value" and "Performance Data."


             As indicated in the Prospectus, the Fund may advertise certain total return information for a class of shares, computed in the manner described in the Prospectus. As and to the extent required by the Commission, an average annual compound rate of return ("T") will be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment in a class of shares ("P") over a period of years ("n") according to the following formula: P(1+T)n = ERV. In addition, as indicated in the Prospectus, the Fund also may, at times, calculate total return for a class of shares based on net asset value per share (rather than the public offering price), in which case the figures would not reflect the effect of any sales charges that would have been paid by an investor, or would be based on the assumption that a sales charge other than the maximum sales charge (reflecting a Volume Discount) was assessed, provided that total return data derived pursuant to the calculation described above also are presented.



             The total returns on the Class A Shares for the period from the Fund's commencement average annual of operations (January 20, 1993) to December 31, 1994, assuming a 4.50% sales load and no sales load, were 16.97% and 19.75%, respectively. The average annual total return on the Class D Shares of the Fund for the period from inception (July 1, 1993) to December 31, 1994 was 11.52%. The average annual total returns on the Class A Shares of the Fund for the one year ended December 31, 1994, assuming a 4.50% sales load and no sales load, were -0.45% and 4.23%, respectively. The annual total return on the Class D Shares of the Fund for the one year ended December 31, 1994 was 2.49%, assuming payment of the 1% CDSC.



             From time to time and only to the extent the comparison is appropriate for a class of shares of the Fund, the Company may quote the performance or price-earning ratio of a class of shares of the Fund in advertising and other types of literature as compared to the performance of the 1-Year Treasury Bill Rate, the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Years Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), Ten Year U.S. Government Bond Average, S&P's Corporate Bond Yield Averages, Schabacter Investment Management Indices, Salomon Brothers High Grade Bond Index, Lehman Brothers Long-Term High Quality Government/Corporate Bond Index, other managed or unmanaged indices or performance data of bonds, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of a class of shares of the Fund also may be compared to the performance of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The performance of a class of shares of the Fund will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare the class' past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.



             In addition, the Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."


             The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for a class of shares of the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a class of shares of the Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a class of shares of the Fund or the general economic, business, investment, or financial environment in which the Fund operates;
(iii) the effect of tax-deferred compounding on the investment returns of a class of shares of the Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of a class of shares of the Fund with respect to the particular industry or sector.


             The Company also may discuss in advertising and other types of literature that the Fund has been assigned a rating by an NRSRO, such as S&P or Moody's. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or the inavailability of, information relating to the Fund or its investments. The Company may compare the performance of the Fund with other investments that are assigned ratings by the NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

             The Company also may disclose, in advertising and other types of literature, information and statements that the Company's investment adviser, Wells Fargo Bank, is listed in Nelson Publications' ("Nelson's") "Top 20" performance rankings as published in the 1994 edition of "America's Best Money Managers." The Nelson survey ranks the performance of money managers in over 30 asset/style categories and is based on analysis of performance composites and surveys of institutional money managers. The Company may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Company's investment adviser.




                        DETERMINATION OF NET ASSET VALUE



             The following information supplements and should be read in conjunction with the Prospectus section entitled "Purchase of Shares."



             Net asset value per share for each class of the Fund and net asset value per unit of the Master Portfolio are each determined by Wells Fargo Bank on each day the Exchange is open for trading as of the close of regular trading on the Exchange, which is currently 4:00 p.m. New York time.



             Securities of the Master Portfolio for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments maturing in 60 days or less are valued at amortized cost. The assets of the Master Portfolio other than money market instruments maturing in 60 days or less are valued at latest quoted bid prices. Prices may be furnished by a reputable independent pricing service approved by the Board of Trustees.
Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Master Portfolio for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Trustees and in accordance with procedures adopted by the Trustees.



             Expenses and fees, including advisory fees are accrued daily and are taken into account for the purpose of determining the net asset value of the Master Portfolio's interests and the Fund's shares.



                             PORTFOLIO TRANSACTIONS



             Purchases and sales of securities by the Master Portfolio are usually principal transactions. Portfolio securities normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. The Master Portfolio also may purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. The cost of executing the Master Portfolio's portfolio securities transactions consists primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order or other relief allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Master Portfolio may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.




             Wells Fargo Bank, as the Investment Adviser of the Master Portfolio, may, in circumstances in which two or more brokers are in a position to offer comparable results for the Master Portfolio's portfolio transaction, give preference to a broker that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received is in addition to, and not in lieu of, the services referred to be performed by Wells Fargo Bank under the Advisory Contract, and the expenses of Wells Fargo Bank are not necessarily reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for the Master Portfolio may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Master Portfolio.



             The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for the Master Portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Master Portfolio will not necessarily be paying the lowest spread or commission available.


             For the year ended December 31, 1994, the Fund paid brokerage commissions in the amount of $171,356.


             On June 30, 1995, the Fund owned securities of its "regular brokers or dealers," as defined in the 1940 Act, or their parents, as follows:
$2,582,000 of Goldman Sachs & Co. Pooled Repurchase Agreement.



             Portfolio Turnover. Portfolio turnover generally involves some expenses to the Master Portfolio, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and the reinvestment in other securities. A high portfolio turnover rate should not result in the Master Portfolio paying substantially more brokerage commissions, since most transactions in government securities and municipal securities are effected on a principal basis. Portfolio turnover also can generate short-term capital gains tax consequences. The portfolio turnover rate will not be a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.




                               FEDERAL INCOME TAX



             The following information supplements and should be read in conjunction with the Prospectus sections entitled "Dividends and Distributions" and "Taxes." The Prospectus describes generally the tax treatment of distributions by the Company. This section of the SAI includes additional information concerning federal income tax.



             Qualification of the Fund as a regulated investment company under the Code requires, among other things, that (i) the Fund derive (a) at least 90% of its annual gross income from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or options thereon; (ii) the Fund derive less than 30% of its gross income from gains from the sale or other disposition of securities or options thereon held for less than three months; and (iii) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its stockholders at least 90% of the sum of its net investment income and net tax-exempt income earned in each year.



             A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. For this purpose, any income or gain retained by the Fund that is subject to income tax will be considered to have been distributed by year-end. In addition, dividends and distributions declared payable as of a record date in October, November or December of any calendar year are deemed under the Code to have been distributed by the Fund and received by the shareholders on December 31 of that calendar year if the dividend is actually paid no later than January 31 of the following year. Such dividends will, accordingly, be subject to income tax for the year in which the record date falls. The Fund intends to distribute substantially all of its net investment income and net capital gains and, thus, expects to avoid the excise tax.

             Income and dividends received by the Fund from sources within foreign countries may be subject to withholding and other taxes (generally at rates from 10% to 40%) imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Because the Fund does not expect to hold more than 50% of the value of its total assets in securities of foreign issuers, the Fund does not expect to be eligible to elect to "pass through" foreign tax credits to shareholders.



             The Master Portfolio will be treated as a non-publicly traded partnership rather than as a regulated investment company or a corporation under the Code. As a non-publicly traded partnership under the Code, any interest, dividends and gains or losses of the Master Portfolio will be deemed to have been "passed through" to the Fund and other investors in the Master Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Master Portfolio or losses have been realized by the Fund and other investors. Therefore, to the extent the Master Portfolio were to accrue but not distribute any interest, dividends or gains, or accrue losses, the Fund would be deemed to have realized and recognized its proportionate share of interest, dividends, gains or losses without receipt of any corresponding distribution. However, the Trust will seek to minimize recognition by investors of interest, dividends, gains or losses without a corresponding distribution.



             Gains or losses on sales of portfolio securities by the Master Portfolio will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases including the case where the Master Portfolio acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. To the extent that the Fund recognizes long-term capital gains, such gains will be distributed at least annually. Such distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year. If a shareholder receives such a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Master Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent such accrued market discount had not been previously included as taxable income during the period of time the Master Portfolio held the debt obligation.



             As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (effective rates may be higher for some individuals due to phase out of exemptions and eliminations of deductions); the maximum individual marginal tax rate applicable to net capital gains is 28%; and the maximum marginal corporate tax rate applicable to ordinary income and net capital gains is 35% (except that to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of income tax up to $11,750 on taxable income exceeding $100,000 in a taxable year and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional tax of up to $100,000). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.



             If a shareholder exchanges or otherwise disposes of shares of the Fund within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the Fund or of a different fund, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.


             Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

             If, in the opinion of the Company, ownership of its shares has or may become concentrated to an extent that could cause the Company to be deemed a personal holding company within the meaning of the Code, the Company may require the redemption of shares or reject any order for the purchase of shares in an effort to prevent such concentration.


             Foreign Shareholders. Under the Code, distributions of net investment income by the Fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.



             Other Matters. Investors should be aware that the investments to be made by the Master Portfolio may involve sophisticated tax rules such as marked to market rules that would result in income or gain recognition by the Master Portfolio without corresponding current cash receipts. Although the Master Portfolio will seek to avoid significant noncash income, such noncash income could be recognized by the Master

Portfolio, in which case the Master Portfolio may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.




                                 CAPITAL STOCK



             The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Organization and Capital Stock."



             The Fund is comprised of two classes of shares, Class A Shares and Class D Shares. With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by portfolio unless otherwise required by the Act, in which case all shares will be voted in the aggregate. For example, a change in the Fund's fundamental investment policies would be voted upon only by shareholders of the Fund and not shareholders of the Company's other investment portfolios. Additionally, approval of an advisory contract is a matter to be determined separately by the Fund. Approval by the shareholders of one portfolio is effective as to that portfolio whether or not sufficient votes are received from the shareholders of the other portfolios to approve the proposal as to those portfolios. As used in the Prospectus and in this Statement of Additional Information, the term "majority," when referring to approvals to be obtained from shareholders of a class of the Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.



             The Company may dispense with annual meetings of shareholders in any year in which it is not required to elect directors under the Act.
However, the Company undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a director or directors if requested in writing of the holders of at least 10% of the Company's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Act.


             Each share of a class of the Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to the Fund that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.


             Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.


             The Trust is a business trust organized under the laws of Delaware. In accordance with Delaware law and in connection with the tax treatment sought by the Trust, the Trust's Declaration of Trust provides that its investors would be personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, Trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of Trust obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.



             The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.



             The interests in the Master Portfolio have substantially identical voting and other rights as those rights enumerated above for Fund shares. The Trust also intends to dispense with annual meetings, but will hold a special meeting and assist investor communications under the circumstances described above with respect to the Company in accord with provisions under Section 16(c) of the Act. Whenever the Fund is requested to vote on a matter with respect to the Master Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders. In a situation where the Fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of the Master Portfolio, the Fund will vote such shares in the same proportion as the shares for which the Fund does receive voting instructions.



             As of December 14, 1995, the shareholders identified below were known by the Company to own the indicated percentage of the outstanding Shares of the Fund in the following capacities:

Name and Address                                 Percentage
of Shareholder                                   of Class                Capacity
----------------                                 ----------              --------
Class A Shares
--------------

      Merrill Lynch Pierce                          26.38%               Record
       Fenner & Smith, Inc.
      Trade House Account
      P. O. Box 30561
      New Brunswick, NJ  08989

      Stephens Inc.                                  5.16%               Record
       For Exclusive Benefit
        of Customers
      P.O. Box 34127
      Little Rock, AR  72203

Class D Shares
--------------

      Merrill Lynch Pierce                          38.52%               Record
       Fenner & Smith, Inc.
      Trade House Account
      P. O. Box 30561
      New Brunswick, NJ  08989




                                     OTHER



             The Registration Statements of the Trust and the Company, including the Fund's Prospectus, the SAI and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.



                           CUSTODIAN AND TRANSFER AND
                           DIVIDEND DISBURSING AGENT



             The following information supplements and should be read in conjunction with the section of the Prospectus entitled "Custodian, Transfer and Dividend Disbursing Agent."



             Wells Fargo Bank has been retained to act as Custodian and Transfer and Dividend Disbursing Agent for the Fund and the Master Portfolio. The Custodian, among other things, maintains a custody account or accounts in the name of the Fund and the Master Portfolio, receives and delivers all assets for the Fund and the Master Portfolio upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund and the Master Portfolio and pays all expenses of the Fund and the Master Portfolio. For its services as Custodian, Wells Fargo Bank receives an asset-based fee and transaction charges from the Master Portfolio; and for its services as transfer and dividend disbursing agent, it receives a base fee and per-account fees from the Fund.




                              INDEPENDENT AUDITORS



             KPMG Peat Marwick LLP has been selected as the independent auditors for the Company and the Trust. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain Securities & Exchange Commission filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.




                             FINANCIAL INFORMATION



             The audited financial statements and portfolio of investments contained in the Annual Reports for the Company for the most recent fiscal year are hereby incorporated by reference in this SAI. The Annual Report will be sent free of charge with this SAI to any shareholder who requests the SAI.

ASSET ALLOCATION FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

    SHARES     SECURITY NAME                                        COST           VALUE
             COMMON STOCKS - 98.90%
     11,919  Abbott Laboratories                                $    372,911  $    482,720
      1,591  Advanced Micro Devices+                                  50,365        57,873
      1,723  Aetna Life & Casualty Co                                100,839       108,334
      1,790  Ahmanson (H F) & Co                                      36,364        39,380
      1,637  Air Products & Chemicals Inc                             74,866        91,263
      7,411  Airtouch Communications+                                178,297       211,214
        457  Alberto-Culver Co Class B                                11,837        13,824
      3,840  Albertson's Inc                                         107,294       114,240
      3,343  Alcan Aluminium Ltd                                      76,881       101,126
        774  Alco Standard Corp                                       44,759        61,823
        681  Alexander & Alexander Services                           16,178        16,259
        964  Allergan Inc                                             23,582        26,149
      4,254  Allied Signal Inc                                       161,395       189,303
      2,867  Alltel Corp                                              82,927        72,750
      2,695  Aluminum Co of America                                  105,890       135,087
      1,200  ALZA Corp+                                               26,680        28,050
      1,736  Amdahl Corp+                                             13,247        19,313
      1,359  Amerada Hess Corp                                        69,979        66,421
      2,771  American Brands Inc                                      97,298       110,147
      2,819  American Electric Power Inc                             102,069        99,017
      7,432  American Express Corp                                   229,520       261,049
      3,058  American General Corp                                   101,179       103,208
      1,125  American Greetings Corp Class A                          32,604        33,047
      4,580  American Home Products Corp                             311,125       354,378
      4,678  American International Group Inc                        465,052       533,292
      2,236  American Stores Co                                       52,893        62,888
      8,280  Ameritech Corp                                          350,406       364,320
      1,931  Amgen Inc+                                               96,306       155,325
      7,356  Amoco Corp                                              441,654       490,094
      3,122  AMP Inc                                                 110,610       131,905
      1,140  AMR Corp+                                                75,184        85,073
        557  Andrew Corp+                                             13,421        32,236
      3,814  Anheuser-Busch Inc                                      196,350       216,921
      1,818  Apple Computer Inc                                       64,041        84,423
      1,237  Applied Materials Inc+                                   69,977       107,155
      7,691  Archer-Daniels-Midland Co                               123,673       143,245

ASSET ALLOCATION FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

    SHARES      SECURITY NAME                                       COST           VALUE
             COMMON STOCKS (CONTINUED)
      1,590  Armco Inc+                                         $     10,584  $     10,733
        506  Armstrong World Industries Inc                           22,391        25,363
        652  ASARCO Inc                                               14,978        19,886
        936  Ashland Inc                                              31,383        32,877
     23,629  AT & T Corp                                           1,322,764     1,255,291
      2,381  Atlantic Richfield Corp                                 271,671       261,315
        726  Autodesk Inc                                             21,245        31,218
      2,180  Automatic Data Processing                               120,616       137,068
        757  Avery Dennison Corp                                      23,610        30,280
        969  Avon Products Inc                                        57,200        64,923
      2,147  Baker Hughes Inc                                         51,709        44,014
        487  Ball Corp                                                15,271        16,984
        738  Bally Entertainment Corp+                                 6,816         9,041
      2,193  Baltimore Gas & Electric Co                              55,990        54,825
      5,914  Banc One Corp                                           210,737       190,727
      1,653  Bank of Boston Corp                                      46,292        61,988
      2,848  Bank of New York Inc+                                    98,806       114,988
      5,538  BankAmerica Corp                                        264,679       291,437
      1,138  Bankers Trust N Y Corp                                   81,206        70,556
        794  Bard (C R) Inc                                           20,592        23,820
      1,423  Barnett Banks Inc                                        65,365        72,929
      5,284  Barrick Gold Corp                                       147,736       133,421
        176  Bassett Furniture Industries                              5,740         4,928
        900  Bausch & Lomb Inc                                        39,722        37,350
      4,145  Baxter International Inc                                119,974       150,774
      1,028  Becton Dickenson & Co                                    45,182        59,881
      6,540  Bell Atlantic Corp                                      381,784       366,240
      7,440  BellSouth Corp                                          439,237       472,440
        797  Bemis Co Inc                                             19,186        20,722
        812  Beneficial Corp                                          32,255        35,728
      1,609  Bethlehem Steel Corp+                                    25,254        26,146
      1,304  Beverly Enterprises+                                     14,810        16,137
      1,772  Biomet Inc+                                              20,760        27,466
      1,239  Black & Decker Corp                                      29,519        38,254
      1,590  Block (H & R) Inc                                        62,435        65,389
      1,898  Boatmen's Bancshares Inc                                 59,504        66,905

ASSET ALLOCATION FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

     SHARES     SECURITY NAME                                        COST           VALUE
             COMMON STOCKS (CONTINUED)
      5,045  Boeing Co                                          $    229,092  $    315,943
        736  Boise Cascade Corp                                       20,525        29,808
      2,224  Boston Scientific Corp+                                  50,583        70,890
        404  Briggs & Stratton Corp                                   14,438        13,938
      7,543  Bristol-Myers Squibb Co                                 451,161       513,867
        272  Brown Group Inc                                           8,340         6,188
      1,050  Brown-Forman Corp Class B                                30,426        35,044
      3,169  Browning-Ferris Industries Inc                           91,691       114,480
      1,170  Bruno's Inc                                              13,185        13,601
      1,397  Brunswick Corp                                           24,334        23,749
      1,340  Burlington Northern Inc                                  74,064        84,923
      1,923  Burlington Resources Inc                                 83,000        70,911
      1,063  Cabletron Systems Inc+                                   56,328        56,605
      3,677  Campbell Soup Co                                        156,012       180,173
      2,270  Capital Cities/ABC Inc                                  150,151       245,160
      2,305  Carolina Power & Light Co                                71,689        69,726
      3,025  Caterpillar Inc                                         141,007       194,356
        941  CBS Inc                                                  54,624        63,047
        407  Centex Corp                                              14,383        11,498
      2,861  Central & South West Corp                                84,061        75,101
        694  Ceridian Corp+                                           16,759        25,591
      1,391  Champion International Corp                              50,594        72,506
      1,533  Charming Shoppes Inc                                     15,160         8,048
      2,641  Chase Manhattan Corp                                     99,842       124,127
      3,592  Chemical Banking Corp Class A                           149,749       169,722
      9,668  Chevron Corp                                            449,318       450,771
      5,475  Chrysler Corp                                           243,372       262,116
      1,281  Chubb Corp                                              110,467       102,640
      1,081  CIGNA Corp                                               71,941        83,913
        462  Cincinnati Milacron Inc                                  10,765        12,474
      2,312  Cinergy Corp                                             56,342        60,690
      1,400  Circuit City Stores Inc                                  37,016        44,275
      4,018  Cisco Systems Inc+                                      146,614       203,160
      5,921  Citicorp                                                235,946       342,678
        824  Clorox Co                                                45,200        53,766
      1,524  Coastal Corp                                             43,839        46,292

ASSET ALLOCATION FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

     SHARES       SECURITY NAME                                      COST           VALUE
             COMMON STOCKS (CONTINUED)
     18,887  Coca-Cola Co                                       $    929,390  $  1,204,046
      2,129  Colgate-Palmolive Co                                    127,432       155,683
        800  Columbia Gas System Inc+                                 21,132        25,400
      6,638  Columbia HCA Healthcare Corp                            273,658       287,094
      3,619  Comcast Corp Class A                                     70,874        67,178
        612  Community Psychiatric Centers+                            7,110         6,885
      3,895  Compaq Computer Corp+                                    99,204       176,736
      2,381  Computer Associates International Inc                   103,620       161,313
        837  Computer Sciences Corp+                                  33,747        47,604
      3,693  ConAgra Inc                                             103,927       128,793
      1,192  Conrail Inc                                              65,140        66,305
      3,504  Consolidated Edison Co                                  115,909       103,368
        600  Consolidated Freightways                                 11,744        13,275
      1,351  Consolidated Natural Gas Co                              64,042        51,000
      1,776  Cooper Industries Inc                                    81,018        70,152
      1,235  Cooper Tire & Rubber Co                                  32,053        30,103
        533  Coors (Adolph) Co Class B                                 9,770         8,728
      2,132  CoreStates Financial Corp                                62,358        74,354
      3,375  Corning Inc                                             109,096       110,531
      2,207  CPC International Inc                                   110,215       136,282
        402  Crane Co                                                 12,044        14,573
        376  Cray Research Inc+                                        8,418         9,165
      1,387  Crown Cork & Seal Co+                                    55,396        69,523
      1,546  CSX Corp                                                119,290       116,143
      1,736  CUC International Inc+                                   68,453        72,912
        581  Cummins Engine Co Inc                                    25,888        25,346
      1,433  Cyprus Amax Minerals                                     38,475        40,841
      1,537  Dana Corp                                                41,530        43,997
      2,356  Darden Restaurants Inc+                                  26,005        25,622
        513  Data General Corp+                                        4,859         4,938
      1,093  Dayton-Hudson Corp                                       75,356        78,423
      2,530  Dean Witter Discover & Co                               104,189       118,910
      1,262  Deere & Co                                               95,762       108,059
        778  Delta Air Lines Inc                                      45,032        57,378
      1,194  Deluxe Corp                                              41,227        39,551
      2,170  Detroit Edison Co                                        70,474        64,015

ASSET ALLOCATION FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

      SHARES     SECURITY NAME                                      COST           VALUE
             COMMON STOCKS (CONTINUED)
      1,366  Dial Corp                                          $     29,348  $     33,809
      2,228  Digital Equipment Corp+                                  89,101        90,791
      1,729  Dillard Department Stores Inc Class A                    57,150        50,789
      7,754  Disney (Walt) Co                                        354,061       431,316
      2,558  Dominion Resources Inc                                  109,841        93,367
      2,280  Donnelley (R R) & Sons Co                                72,658        82,080
        888  Dover Corp                                               50,585        64,602
      4,151  Dow Chemical Co                                         264,113       298,353
      1,427  Dow Jones & Co Inc                                       47,737        52,621
      2,775  Dresser Industries Inc                                   61,776        61,744
      1,718  DSC Communications Corp+                                 58,024        79,887
      3,083  Duke Power Co                                           126,902       127,945
      2,503  Dun & Bradstreet Corp                                   146,411       131,408
      8,222  DuPont (E I) de Nemours                                 456,608       565,263
        297  Eastern Enterprises                                       8,123         8,873
      1,240  Eastman Chemical Co                                      64,315        73,780
      5,114  Eastman Kodak Co                                        259,993       310,036
      1,125  Eaton Corp                                               56,833        65,391
        919  Echlin Inc                                               28,860        31,935
      1,693  Echo Bay Mines Ltd                                       16,434        15,237
        988  Ecolab Inc                                               22,300        24,206
        779  EG & G Inc                                               14,420        13,048
      3,446  Emerson Electric Co                                     216,480       246,389
      1,418  Engelhard Corp                                           43,653        60,797
      3,745  Enron Corp                                              128,985       131,543
      1,007  Enserch Corp                                             18,731        17,245
      3,411  Entergy Corp                                            109,023        82,290
     18,552  Exxon Corp                                            1,241,909     1,310,235
        855  Federal Express Corp+                                    51,854        51,941
      2,671  Federal Home Loan Mortgage Corp                         153,722       183,631
      4,019  Federal National Mortgage Association                   333,167       379,293
        680  Federal Paper Board Co                                   18,121        24,055
      1,339  First Chicago Corp                                       65,513        80,173
      1,777  First Data Corp                                          92,939       101,067
      1,213  First Fidelity Bancorp                                   57,734        71,567
      1,085  First Interstate Bancorp                                 79,253        87,071

ASSET ALLOCATION FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

    SHARES     SECURITY NAME                                       COST            VALUE
             COMMON STOCKS (CONTINUED)
        304  First Mississippi Corp                             $      4,353  $     10,374
      2,604  First Union Corp                                        119,735       117,831
      2,132  Fleet Financial Group Inc                                70,162        79,151
        663  Fleetwood Enterprises Inc                                14,492        13,094
        605  Fleming Co Inc                                           17,262        16,033
      1,239  Fluor Corp                                               57,228        64,428
        584  FMC Corp+                                                31,683        39,274
     15,358  Ford Motor Co                                           415,262       456,901
        582  Foster Wheeler Corp                                      19,406        20,516
      2,741  FPL Group Inc                                           104,851       105,871
      1,119  Fruit of the Loom Inc Class A+                           30,184        23,639
      2,090  Gannett Co Inc                                          109,299       113,383
      2,160  Gap Inc                                                  67,633        75,330
        981  General Dynamics Corp                                    42,550        43,532
     25,235  General Electric Co                                   1,309,884     1,422,623
      2,356  General Mills Inc                                       120,771       121,040
     11,153  General Motors Corp                                     519,594       522,797
      1,761  General Public Utilities                                 52,599        52,390
      1,197  General Re Corp                                         152,873       160,248
        746  General Signal Corp                                      25,903        29,654
      1,793  Genuine Parts Co                                         67,542        67,910
      1,300  Georgia-Pacific Corp                                     91,510       112,775
        901  Giant Food Inc Class A                                   22,179        25,566
        564  Giddings & Lewis Inc                                     11,794        10,082
      6,598  Gillette Co                                             216,976       294,436
        834  Golden West Financial                                    36,060        39,302
        366  Goodrich (B F) Co                                        16,886        19,627
      2,252  Goodyear Tire & Rubber Co                                92,899        92,895
      1,355  Grace (W R) & Co                                         64,281        83,163
        794  Grainger (W W) Inc                                       46,185        46,648
        548  Great Atlantic & Pacific Tea Co                          14,174        14,454
        963  Great Lakes Chemical Corp                                63,732        58,021
      2,040  Great Western Financial Corp                             38,568        42,075
     14,440  GTE Corp                                                510,091       492,765
      1,664  Halliburton Co                                           62,839        59,488
        454  Handleman Co                                              5,543         4,370

ASSET ALLOCATION FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

     SHARES     SECURITY NAME                                       COST           VALUE
             COMMON STOCKS (CONTINUED)
      1,062  Harcourt General Inc                               $     39,899  $     45,135
        506  Harland (John H) Co                                      12,582        11,575
        639  Harnischfeger Industries Inc                             15,685        22,125
        625  Harris Corp                                              27,835        32,266
      1,271  Hasbro Inc                                               44,666        40,354
      3,651  Heinz (H J) Co                                          142,997       162,013
        419  Helmerich & Payne Inc                                    13,400        12,361
      1,768  Hercules Inc                                             65,365        86,190
      1,253  Hershey Foods Corp                                       61,794        69,228
      7,571  Hewlett Packard Co                                      363,786       564,040
        755  Hilton Hotels Corp                                       42,462        53,039
      6,746  Home Depot Inc                                          281,397       274,056
      2,108  Homestake Mining Co                                      37,544        34,782
      1,942  Honeywell Inc                                            72,141        83,749
      1,436  Household International Inc                              57,820        71,082
      2,003  Houston Industries Inc                                   88,510        84,376
      1,655  Illinois Tool Works Inc                                  71,189        91,025
      1,707  Inco Ltd                                                 39,521        48,223
      1,532  Ingersoll-Rand Co                                        55,763        58,599
        732  Inland Steel Industries Inc                              20,585        22,326
     12,406  Intel Corp                                              481,813       785,455
        725  Intergraph Corp+                                          8,110         8,066
      8,664  International Business Machines Corp                    537,871       831,744
      1,620  International Flavors & Fragrances                       67,848        80,595
      1,855  International Paper Co                                  130,730       159,066
      1,161  Interpublic Group Cos Inc                                36,677        43,538
      1,569  ITT Corp                                                144,540       184,358
      1,191  James River Corp                                         26,953        32,901
        670  Jefferson-Pilot Corp                                     35,923        36,683
      9,615  Johnson & Johnson                                       476,906       650,214
        633  Johnson Controls Inc                                     34,896        35,765
        652  Jostens Inc                                              13,670        13,855
      6,810  K Mart Corp                                             131,034        99,596
        524  Kaufman & Broad Home Corp                                 9,252         7,598
      3,246  Kellogg Co                                              182,065       231,683
        786  Kerr-McGee Corp                                          41,446        42,149

ASSET ALLOCATION FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

    SHARES       SECURITY NAME                                      COST           VALUE
             COMMON STOCKS (CONTINUED)
      3,584  KeyCorp                                            $    108,776  $    112,448
      2,380  Kimberly-Clark Corp                                     123,636       142,503
        584  King World Productions+                                  22,716        23,652
        734  Knight-Ridder Inc                                        40,402        41,746
      1,680  Kroger Co+                                               36,908        45,150
      4,156  Laidlaw Inc Class B                                      36,938        40,002
      4,390  Lilly (Eli) & Co                                        257,961       344,615
      5,385  Limited Inc                                             114,270       118,470
      1,390  Lincoln National Corp                                    60,183        60,813
      1,095  Liz Claiborne Inc                                        24,783        23,269
      2,993  Lockheed Martin Corp                                    143,441       188,933
        891  Loews Corp                                               99,174       107,811
        300  Longs Drug Stores Corp                                   10,100        11,250
      1,220  Loral Corp                                               44,924        63,135
        722  Lotus Development Corp+                                  28,921        46,028
        535  Louisiana Land & Exploration Co                          22,447        21,333
      1,641  Louisiana-Pacific Corp                                   52,824        43,076
      2,388  Lowe's Co Inc                                            58,516        71,342
        374  Luby's Cafeterias Inc                                     8,290         7,527
        379  M/A-Com Inc+                                              2,981         4,453
      1,114  Mallinckrodt Group Inc                                   35,599        39,547
        923  Manor Care Inc                                           22,150        26,882
      1,797  Marriott International                                   50,792        64,467
      1,125  Marsh & McLennan Companies Inc                           95,477        91,266
      2,398  Masco Corp                                               71,888        64,746
      3,327  Mattel Inc                                               69,809        86,502
      3,667  May Co Department Stores Co                             144,767       152,639
      1,602  Maytag Corp                                              26,257        25,632
      2,212  MBNA Corp                                                56,135        74,655
        850  McDermott International Inc                              23,767        20,506
     10,383  McDonald's Corp                                         314,183       406,235
      1,719  McDonnell Douglas Corp                                   69,029       131,933
        767  McGraw-Hill Inc                                          53,600        58,196
     10,206  MCI Communications                                      247,389       224,532
        803  Mead Corp                                                38,175        47,678
      1,762  Medtronic Inc                                            84,971       135,894

ASSET ALLOCATION FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

     SHARES      SECURITY NAME                                      COST          VALUE
             COMMON STOCKS (CONTINUED)
      2,184  Mellon Bank Corp                                   $     85,858  $     90,909
      1,517  Melville Corp                                            61,930        51,957
        497  Mercantile Stores Co Inc                                 19,326        23,111
     18,472  Merck & Co Inc                                          693,184       905,128
        421  Meredith Corp                                             9,219        10,683
      2,573  Merrill Lynch & Co Inc                                  119,862       135,083
      3,056  Micron Technology Inc                                    81,692       167,698
      8,627  Microsoft Corp+                                         546,445       779,665
        343  Millipore Corp                                           14,001        23,153
      6,233  Minnesota Mining & Manufacturing Co                     345,425       356,839
      5,912  Mobil Corp                                              498,605       567,552
      1,662  Monsanto Co                                             116,592       149,788
      1,452  Moore Corp Ltd                                           28,088        32,126
      2,747  Morgan (J P) & Co Inc                                   197,685       192,633
        451  Morrison Knudsen Corp                                     8,763         3,044
      2,233  Morton International Inc                                 64,845        65,315
      8,785  Motorola Inc                                            453,161       589,693
        134  NACCO Industries Inc Class A                              6,310         8,023
      1,011  Nalco Chemical Co                                        35,860        36,775
      2,206  National City Corp                                       62,091        64,801
      1,887  National Semiconductor+                                  36,613        52,364
        688  National Service Industries Inc                          18,201        19,866
      4,028  NationsBank                                             207,939       216,002
      1,166  Navistar International Corp+                             23,350        17,636
      2,422  NBD Bancorp Inc                                          77,459        77,504
      1,441  New York Times Co Class A                                35,012        33,864
      2,339  Newell Co                                                48,019        57,306
      1,254  Newmont Mining Corp                                      51,019        52,511
      2,178  Niagara Mohawk Power Corp                                43,812        32,126
        785  NICOR Inc                                                21,242        21,097
      1,078  Nike Inc Class B                                         67,686        90,552
      1,836  NorAm Energy Corp                                        14,286        11,934
      1,191  Nordstrom Inc                                            40,930        49,278
      1,930  Norfolk Southern Corp                                   128,995       130,034
      1,020  Northern States Power Co                                 46,789        47,048
      3,758  Northern Telecom Ltd                                    115,780       137,167

ASSET ALLOCATION FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

    SHARES      SECURITY NAME                                       COST           VALUE
             COMMON STOCKS (CONTINUED)
        754  Northrop Grumman Corp                              $     31,326  $     39,302
      4,867  Norwest Corp                                            129,972       139,926
      5,504  Novell Inc+                                             108,877       109,736
      1,261  Nucor Corp                                               60,152        67,464
      6,350  NYNEX Corp                                              273,571       255,588
      4,754  Occidental Petroleum Corp                               101,764       108,748
        780  Ogden Corp                                               17,364        17,063
      2,253  Ohio Edison Co                                           52,407        50,974
        445  ONEOK Inc                                                 9,018         9,512
      6,443  Oracle Systems Corp+                                    150,610       248,861
      1,560  Oryx Energy Co                                           29,062        21,450
        349  Outboard Marine Corp                                      7,098         6,849
        685  Owens Corning Fiberglass+                                27,677        25,259
        614  PACCAR Inc                                               31,452        28,705
      1,192  Pacific Enterprises                                      30,327        29,204
      6,455  Pacific Gas & Electric Co                               208,562       187,195
      6,360  Pacific Telesis Group                                   196,260       170,130
      4,249  PacifiCorp                                               81,529        79,669
      1,764  Pall Corp                                                34,383        39,249
      2,238  Panhandle Eastern Corp                                   54,115        54,551
      1,088  Parker Hannifin Corp                                     29,731        39,440
      3,301  PECO Energy Co                                           98,398        91,190
      3,439  Penney (J C) Co Inc                                     155,614       165,072
        706  Pennzoil Co                                              41,088        33,270
        476  Peoples Energy Corp                                      14,663        12,317
        932  Pep Boys-Manny Moe & Jack                                23,627        24,931
     11,753  Pepsico Inc                                             479,225       536,231
        577  Perkin-Elmer Corp                                        19,004        20,484
      4,672  Pfizer Inc                                              338,313       431,576
      1,084  Phelps Dodge Corp                                        54,291        63,956
     12,589  Philip Morris Co Inc                                    715,810       936,307
      3,935  Phillips Petroleum Co                                   129,860       131,331
      1,236  Pioneer Hi Bred International Inc                        45,916        51,912
      2,222  Pitney Bowes Inc                                         88,067        85,269
        658  Pittston Services Group                                  14,284        15,792
      3,554  Placer Dome Inc                                          78,485        92,848

ASSET ALLOCATION FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

     SHARES     SECURITY NAME                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      3,409  PNC Bank Corp                                      $     97,219  $     89,912
        635  Polaroid Corp                                            22,608        25,876
        475  Potlatch Corp                                            20,520        19,831
      3,064  PPG Industries Inc                                      110,762       131,752
      2,071  Praxair Inc                                              38,570        51,775
        877  Premark International Inc                                32,027        45,494
      2,918  Price/Costco Inc+                                        50,393        47,418
     10,221  Procter & Gamble Co                                     587,904       734,634
      1,498  Promus Co Inc+                                           61,438        58,422
      1,415  Providian Corp                                           54,936        51,294
      3,708  Public Services Enterprise Group                        119,918       102,897
        405  Pulte Corp                                               12,877        11,340
      2,024  Quaker Oats Co                                           69,034        66,539
      1,544  Ralston-Purina Group                                     62,736        78,744
        687  Raychem Corp                                             26,371        26,364
      1,876  Raytheon Co                                             125,660       145,625
      1,181  Reebok International Ltd                                 34,279        40,154
        942  Reynolds Metals Co                                       46,948        48,749
      1,254  Rite Aid Corp                                            25,112        32,134
        626  Roadway Services Inc                                     34,289        29,579
      3,192  Rockwell International Corp                             122,640       146,034
      1,044  Rohm & Haas Co                                           58,027        57,290
      1,255  Rowan Co Inc+                                            10,869        10,197
      7,975  Royal Dutch Petroleum Co                                865,795       971,953
      2,404  Rubbermaid Inc                                           74,906        66,711
        615  Russell Corp                                             17,733        17,681
        765  Ryan's Family Steak House+                                6,286         6,024
      1,205  Ryder System Inc                                         29,868        28,769
        973  SAFECO Corp                                              58,952        55,887
        880  Safety-Kleen Corp                                        14,342        14,190
      1,532  Salomon Inc                                              66,918        61,472
      1,332  Santa Fe Energy Resources Inc                            13,142        12,654
      2,316  Santa Fe Pacific Corp                                    41,756        59,058
      1,953  Santa Fe Pacific Gold Corp                               26,969        23,680
      7,136  Sara Lee Corp                                           187,033       203,376
      9,066  SBC Communication Inc                                   392,848       431,768

ASSET ALLOCATION FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

     SHARES     SECURITY NAME                                       COST           VALUE
             COMMON STOCKS (CONTINUED)
      6,690  SCEcorp                                            $    141,546  $    114,566
      5,510  Schering-Plough Corp                                    188,044       243,129
      3,622  Schlumberger Ltd                                        229,859       225,017
      1,115  Scientific-Atlanta Inc                                   20,587        24,530
      2,228  Scott Paper Co                                           62,470       110,286
      5,543  Seagram Co Ltd                                          151,438       191,926
      5,755  Sears Roebuck & Co                                      301,358       344,581
      1,441  Service Corp International                               37,630        45,572
        336  Shared Medical System Corp                                8,810        13,482
      1,935  Shawmut National Corp                                    48,578        61,678
      1,247  Sherwin Williams Co                                      42,805        44,424
        582  Shoney's Inc+                                            10,707         6,839
        789  Sigma Aldrich Corp                                       31,338        38,760
      2,371  Silicon Graphics Inc+                                    83,086        94,544
        153  Skyline Corp                                              2,924         2,773
        586  Snap-On Inc                                              23,203        22,708
      1,311  Sonat Inc                                                42,285        39,986
      9,983  Southern Co                                             214,327       223,370
      2,181  Southwest Airlines Co                                    56,722        52,071
        264  Springs Industries Inc Class A                           10,066         9,834
      5,222  Sprint Corp                                             179,454       175,590
        205  SPX Corp                                                  3,284         2,332
        729  St Jude Medical Inc                                      26,981        36,541
      1,214  St Paul Co Inc                                           55,868        59,790
        710  Stanley Works                                            29,317        26,891
      1,352  Stone Container Corp+                                    19,316        28,730
        764  Stride Rite Corp                                         10,512         7,927
      1,649  Sun Co Inc                                               47,900        45,141
      1,462  Sun Microsystems Inc+                                    47,650        70,907
      1,718  SunTrust Banks Inc                                       82,946       100,074
      1,075  Super Value Inc                                          34,697        31,309
      2,712  Sysco Corp                                               76,539        80,004
      1,694  Tandem Computers Inc+                                    19,764        27,316
      1,047  Tandy Corp                                               42,381        54,313
        491  Tektronix Inc                                            16,161        24,182
      9,800  Tele-Communication Inc Class A+                         228,025       229,688

ASSET ALLOCATION FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

     SHARES     SECURITY NAME                                       COST           VALUE
             COMMON STOCKS (CONTINUED)
        872  Teledyne Inc+                                      $     21,128  $     21,364
        848  Temple-Inland Inc                                        37,758        40,386
      2,958  Tenet Healthcare Corp+                                   39,914        42,521
      2,668  Tenneco Inc                                             131,566       122,728
      3,825  Texaco Inc                                              251,865       251,016
      1,386  Texas Instruments Inc                                   122,180       185,551
      3,375  Texas Utilities Co                                      142,543       116,016
      1,228  Textron Inc                                              68,391        71,378
        289  Thomas & Betts Corp                                      18,464        19,760
      5,651  Time Warner Inc                                         222,355       232,397
      1,707  Times Mirror Co Class A                                  37,584        40,755
        447  Timken Co                                                15,621        20,618
      1,123  TJX Companies Inc                                        25,448        14,880
      1,095  Torchmark Corp                                           54,287        41,336
      4,142  Toys R Us Inc+                                          137,061       121,154
      1,065  Transamerica Corp                                        61,798        62,036
      4,756  Travelers Inc                                           202,254       208,075
      1,015  Tribune Co                                               55,441        62,296
        413  Trinova Corp                                             12,112        14,455
        989  TRW Inc                                                  67,091        78,996
      1,106  Tyco International Inc                                   53,983        59,724
      1,439  U.S. Bancorp                                             36,553        34,626
      2,360  U.S. Healthcare Inc                                      98,984        72,275
        382  U.S. Life Corp                                           15,153        15,376
      7,044  U.S. West Inc                                           310,445       293,207
      3,214  Unicom Corp                                              90,568        85,573
      2,362  Unilever NV                                             271,231       307,355
      1,074  Union Camp Corp                                          51,554        62,158
      2,027  Union Carbide Corp                                       45,888        67,651
      1,493  Union Electric Co                                        60,700        55,614
      3,065  Union Pacific Corp                                      184,097       169,724
      2,579  Unisys Corp+                                             28,214        28,047
      2,535  United Healthcare Corp                                  109,906       104,886
        870  United States Surgical                                   20,719        18,161
      1,876  United Technologies Corp                                118,807       146,563
      3,630  Unocal Corp                                             104,719       100,279

ASSET ALLOCATION FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

     SHARES     SECURITY NAME                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      1,078  UNUM Corp                                          $     55,938  $     50,531
      2,564  Upjohn Co                                                79,205        97,112
        929  USAir Group Inc+                                         11,881        10,800
      1,440  USF & G Corp                                             23,466        23,400
      2,940  UST Inc                                                  83,084        87,465
      4,409  USX - Marathon Group                                     84,061        87,078
      1,157  USX - US Steel Group                                     38,134        39,772
        593  Varity Corp+                                             24,297        26,092
        984  VF Corp                                                  47,022        52,890
      5,333  Viacom Inc Class B+                                     222,924       247,318
      2,532  Wachovia Corp                                            95,318        90,519
     34,200  Wal Mart Stores Inc                                     871,745       914,850
      1,796  Walgreen Co                                              74,852        90,025
      1,988  Warner Lambert Co                                       145,664       171,714
        699  Wells Fargo & Co                                         91,787       125,995
      1,570  Wendy's International Inc                                24,258        28,064
        818  Western Atlas Inc+                                       32,453        36,299
      5,359  Westinghouse Electric Corp                               80,637        78,375
      1,024  Westvaco Corp                                            39,024        45,312
      3,087  Weyerhaeuser Co                                         129,265       145,475
      1,131  Whirlpool Corp                                           67,150        62,205
      1,577  Whitman Corp                                             25,486        30,554
      1,485  Williams Co Inc                                          45,421        51,789
      1,081  Winn-Dixie Stores Inc                                    62,944        62,428
      7,281  WMX Technologies Inc                                    212,709       206,598
      1,946  Woolworth Corp                                           42,280        29,433
      1,331  Worthington Industries Inc                               26,004        27,202
      1,687  Wrigley (Wm) Jr Co                                       70,894        78,235
      1,639  Xerox Corp                                              150,259       192,173
        386  Yellow Corp                                               8,661         6,996
        714  Zenith Electronic Corp+                                   5,377         5,266
        192  Zurn Industries Inc                                       5,527         3,840
                                                                ------------  ------------

             TOTAL COMMON STOCKS                                $ 52,823,373  $ 59,607,495

ASSET ALLOCATION FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                            YIELD TO       MATURITY
 PRINCIPAL   SECURITY NAME                                  MATURITY         DATE         VALUE
             SHORT-TERM INSTRUMENTS - 1.73%
$    16,000  U.S. Treasury Bills                             5.19 %        07/06/95   $     15,986
     61,000  U.S. Treasury Bills                             5.25          07/27/95         60,755
    102,000  U.S. Treasury Bills                             5.42          08/10/95        101,376
     57,000  U.S. Treasury Bills                             5.48          08/24/95         56,550
     21,000  U.S. Treasury Bills                             5.49          08/17/95         20,852
    244,000  U.S. Treasury Bills                             5.54          09/07/95        241,584
    552,000  U.S. Treasury Bills                             5.56          09/21/95        545,352
                                                                                      ------------

             TOTAL SHORT-TERM INSTRUMENTS                                             $  1,042,455
             (Cost $1,042,242)


             TOTAL INVESTMENTS IN SECURITIES
             (Cost $53,865,615)*(Notes 1 and 3)      100.63%          $60,649,950
              Other Assets and Liabilities, Net       (0.63)%            (378,906)
                                                     ------          ------------
              TOTAL NET ASSETS                       100.00%          $60,271,044
                                                     ------          ------------
                                                     ------          ------------

--------------------------------------------------------------------------------

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $   8,065,683
Gross Unrealized Depreciation      (1,281,348)
                                -------------

NET UNREALIZED APPRECIATION     $   6,784,335
                                -------------
                                -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE BOND FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS - 95.97%
$ 1,000,000  ABAG Finance Authority for Nonprofit
               Corporations COP CA State Insured                  7.10 %        12/01/20   $  1,031,260
  1,000,000  Alameda CA USD AMBAC Insured                         6.05          07/01/11      1,010,470
  1,000,000  Alameda CA USD MBIA Insured                          5.70          12/01/14        965,670
  1,000,000  Alameda County CA Public Facilities Corp COP         6.25          06/01/06      1,015,720
  1,000,000  Alameda County CA Water District Revenue COP
               Water System Project MBIA Insured                  6.20          06/01/13      1,008,610
    100,000  Albany CA Public Facilities Finance Authority
               Lease Revenue Capital Improvement Project          6.90          09/01/12        102,639
    500,000  Albany CA Public Facilities Finance Authority
               Lease Revenue Capital Improvement Project          7.85          09/01/09        533,520
  1,000,000  Antioch CA Development Agency Tax Allocation
               Project 1 FGIC Insured                             6.40          09/01/17      1,023,670
  1,000,000  Berryessa CA USD Series A                            6.80          03/01/12      1,036,680
  1,000,000  Buena Park CA Community RDA Tax Allocation
               Central Business District Project                  7.10          09/01/14      1,016,770
  3,550,000  California State Department of Water Resources
               Central Valley Project Revenue Series L            5.75          12/01/14      3,424,650
  1,000,000  California State Department of Water Resources
               Central Valley Project Revenue Series L MBIA
               Insured                                            5.50          12/01/09        963,050

CALIFORNIA TAX-FREE BOND FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
$ 2,000,000  California State Educational Facilites
               Authority Revenue Chapman College Refunding
               Pending                                            7.30 %        01/01/02   $  2,180,260
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
  1,000,000  California State Educational Facilities
               Authority Revenue Claremont Colleges Pooled
               Facilities                                         6.38          05/01/22      1,014,460
    350,000  California State Educational Facilities
               Authority Revenue Loyola Marymount University      6.00          10/01/14        341,719
    710,000  California State Educational Facilities
               Authority Revenue Loyola Marymount University
               Series B                                           6.55          10/01/12        736,405
  1,200,000  California State Educational Facilities
               Authority Revenue University of San Diego
               Project                                            6.50          10/01/08      1,259,520
    700,000  California State Health Facilities Financing
               American Baptist Homes West State Insured          7.65          04/01/14        733,859
  1,000,000  California State Health Facilities Financing
               Authority Cedar Knoll Insured Series B State
               Insured                                            7.50          08/01/20      1,053,480
  1,000,000  California State Health Facilities Financing
               Authority Episcopal Homes Foundation Project
               State Insured                                      7.75          07/01/18      1,026,110
    400,000  California State Health Facilities Financing
               Authority Episcopal Homes Foundation Project
               State Insured                                      7.85          07/01/15        410,440

CALIFORNIA TAX-FREE BOND FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  California State Health Facilities Financing
               Authority Gould Medical Foundation Escrowed
               to Maturity                                        7.25 %        04/01/10   $  1,116,410
  1,250,000  California State Health Facilities Financing
               Authority Gould Medical Foundation Escrowed
               to Maturity                                        7.30          04/01/20      1,374,075
  2,855,000  California State Health Facilities Financing
               Authority Kaiser Permanente Series A               6.50          12/01/20      2,904,648
  1,745,000  California State Health Facilities Financing
               Authority Kaiser Permanente Series A               7.00          12/01/10      1,873,013
  1,000,000  California State Health Facilities Financing
               Authority Kaiser Permanente Series A               7.00          10/01/18      1,062,620
  2,000,000  California State Health Facilities Financing
               Authority Revenue Catholic Healthcare West
               AMBAC Insured                                      5.75          07/01/15      1,897,340
  1,000,000  California State Health Facilities Financing
               Authority Revenue Insured Health Facilities
               Valleycare Series State Insured                    6.50          05/01/05      1,040,830
  1,750,000  California State Health Facilities Financing
               Authority Revenue Small Insured Health
               Facilities Series A                                6.75          03/01/20      1,756,685
  1,000,000  California State Health Facilities Financing
               Authority San Diego Hospital Association MBIA
               Insured                                            6.20          08/01/12      1,006,270

CALIFORNIA TAX-FREE BOND FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   525,000  California State HFA Home Mortgage Revenue AMT
               Series B Multiple Credit Enhancements              8.00 %        08/01/29   $    547,717
  1,455,000  California State HFA Home Mortgage Revenue AMT
               Series D Multiple Credit Enhancements              7.75          08/01/10      1,533,745
    360,000  California State HFA Home Mortgage Revenue AMT
               Series G Multiple Credit Enhancements              8.15          08/01/19        375,829
  1,535,000  California State HFA Home Mortgage Revenue
               Series A Multiple Credit Enhancements              7.35          08/01/11      1,624,061
    560,000  California State HFA Home Mortgage Revenue
               Series B Multiple Credit Enhancements              7.25          08/01/10        589,187
    140,000  California State HFA Home Mortgage Revenue
               Series F Multiple Credit Enhancements              7.75          08/01/08        147,288
    140,000  California State HFA Insured Housing Revenue
               AMT Series C MBIA Insured                          7.00          08/01/23        144,463
  1,575,000  California State HFA Multi-Unit Rental Housing
               Revenue AMT Series A                               5.50          08/01/15      1,420,272
  1,000,000  California State PCR San Diego Gas & Electric
               Co AMT                                             6.80          06/01/15      1,099,520
  1,000,000  California State PCR Southern California Edison
               AMT                                                6.90          09/01/06      1,054,390
  1,500,000  California State PCR Southern California Edison
               Series B                                           6.85          12/01/08      1,584,705

CALIFORNIA TAX-FREE BOND FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 2,500,000  California State Pollution Control Financing
               Authority Resource Recovery Revenue Waste
               Management AMT Series A                            7.15 %        02/01/11   $  2,677,000
    180,000  California State Public Capital Improvements
               Financing Authority Revenue Joint Powers
               Agency Pooled Projects Series                      8.25          03/01/98        193,466
  1,000,000  California State Public Works Board Lease
               Revenue University Of California Project
               Series A AMBAC Insured                             6.30          12/01/09      1,036,720
  1,500,000  California State Public Works Board Lease
               Revenue University Of California Project
               Series B MBIA Insured                              5.38          12/01/19      1,362,645
  1,500,000  California Statewide Communities Development
               Authority Revenue COP Hospital Cedars Sinai
               Medical Center                                     6.50          08/01/12      1,572,300
  1,500,000  California Statewide Development Motion Picture
               and TV AMBAC Insured                               5.25          01/01/14      1,367,220
  1,590,000  California Statewide Motion Picture Development
               and TV AMBAC Insured                               5.25          01/01/13      1,453,499
  1,000,000  Cerritos CA Public Financing Authority
               Redevelopment Los Cerritos Redevelopment
               Project Revenue AMBAC Insured                      5.75          11/01/22        953,660
    870,000  Chula Vista CA COP Town Centre II Package
               Project RDA                                        6.00          09/01/11        844,318

CALIFORNIA TAX-FREE BOND FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 4,000,000  Contra Costa CA Transportation Authority Sales
               Tax Revenue Series A FGIC Insured                  5.50 %        03/01/08   $  3,933,840
  3,000,000  Contra Costa CA Water District Water Revenue
               Series G MBIA Insured                              5.75          10/01/14      2,897,730
  1,200,000  Contra Costa County CA COP Public Facilities
               Merrithew Memorial Hospital Replacement            6.60          11/01/12      1,231,308
    500,000  Contra Costa County CA COP Public Facilities
               Merrithew Memorial Hospital Replacement            6.63          11/01/22        507,895
    270,000  Contra Costa County CA Home Mortgage Revenue
               Mortgaged Backed Securities Project AMT
               Escrowed to Maturity                               7.75          05/01/22        326,030
    750,000  Contra Costa County CA Public Financing
               Authority Tax Allocation Revenue Series A          7.10          08/01/22        761,520
    755,000  Contra Costa County CA Transportation Authority
               Sales Tax Revenue Series A Escrowed to
               Maturity                                           6.50          03/01/09        814,471
  1,000,000  Covina CA COP Water System Improvement Project       7.30          04/01/16      1,039,790
  1,500,000  Cupertino CA COP Series A AMBAC Insured              5.75          07/01/16      1,438,140
    745,000  Danville CA COP                                      6.50          11/01/06        767,566
    525,000  Danville CA COP                                      6.60          11/01/07        540,845
  2,675,000  East Bay CA MUD Water System Revenue MBIA
               Insured                                            6.00          06/01/12      2,660,207
  3,655,000  East Bay CA Regional Park District Series B          5.75          09/01/13      3,545,313

CALIFORNIA TAX-FREE BOND FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   500,000  Eastern Municipal Water District CA Water &
               Sewer Revenue Certificates FGIC Insured            6.30 %        07/01/20   $    504,355
  2,500,000  El Dorado County CA Bond Authority Lease
               Revenue Capital Facilities Project                 7.40          11/01/09      2,666,850
  1,000,000  Emeryville CA Public Financing Authority
               Housing Increment Revenue Series A                 6.35          05/01/10      1,009,050
  2,000,000  Emeryville CA Public Financing Authority
               Housing Increment Revenue Series A                 7.88          02/01/15      2,122,620
  2,000,000  Escondido CA Joint Powers Financing Authority
               Lease Revenue Center for the Arts AMBAC
               Insured                                            6.00          09/01/18      1,962,940
    500,000  Escondido CA USD COP Series B                        6.50          09/01/13        511,315
    750,000  Escondido CA USD COP Series B                        6.50          09/01/14        766,973
  1,725,000  Escondido Joint Powers Financing Authority
               Lease Revenue Center for the Arts AMBAC
               Insured                                            5.80          09/01/09      1,711,183
  1,410,000  Fairfield CA Public Finance Authority CGIC
               Insured                                            5.20          08/01/08      1,322,792
    700,000  Fontana CA USD Series B AMBAC Insured                5.40          07/01/08        678,160
  3,000,000  Fontana CA USD Series C FGIC Insured                 6.11 +        05/01/20      2,587,980
  1,000,000  Fresno CA COP Street Improvement Project             6.63          12/01/11      1,027,020
  2,000,000  Fresno CA USD Series A MBIA Insured                  5.70          08/01/15      1,932,440
  3,840,000  Hayward CA COP Capital Improvement Projects          6.80          08/01/17      3,895,795

CALIFORNIA TAX-FREE BOND FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 2,800,000  Huntington Beach CA Public Finance Authority
               Revenue Bond                                       7.00 %        08/01/10   $  2,736,748
    500,000  Industry CA Agency Project                           6.70          11/01/03        528,705
  1,080,000  Industry CA Urban Development Agency                 6.85          11/01/04      1,145,826
  1,250,000  Industry CA Urban Development Agency                 7.30          05/01/06      1,292,463
    500,000  Industry CA Urban Development Agency Project 3       6.60          11/01/02        528,395
  1,000,000  Industry CA Urban Development Agency Tax
               Allocation MBIA Insured                            5.80          05/01/09      1,001,480
  1,500,000  Inglewood CA COP Civic Center Improvement
               Project Public Finance Authority                   7.00          08/01/19      1,530,390
    485,000  Inglewood CA Public Finance Authority Revenue
               Series C                                           7.00          05/01/22        495,195
    450,000  Irvine Ranch CA Water District Joint Powers
               Agency Local Pool Revenue                          7.80          02/15/08        470,898
  2,000,000  Kern County CA COP                                   7.10          12/01/07      2,102,500
  1,600,000  Lincoln CA RDA Tax Allocation                        7.60          08/01/16      1,683,616
  1,000,000  Lincoln CA USD Special Tax Community District
               Number 1B                                          7.20          09/01/21      1,061,280
  1,000,000  Long Beach CA Finance Authority Revenue AMBAC
               Insured                                            6.00          11/01/17        993,770
  7,600,000  Los Angeles CA Airport Revenue Series A FGIC
               Insured                                            5.50          05/15/08      7,439,108
    750,000  Los Angeles CA Community College District COP
               Prerefunded                                        7.00          08/15/10        846,623

CALIFORNIA TAX-FREE BOND FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  Los Angeles CA Community College District COP
               Series A CGIC Insured                              6.00 %        08/15/08   $  1,025,600
  1,000,000  Los Angeles CA Community RDA Financing
               Authority Revenue AMT                              5.90          12/01/13        896,290
  4,000,000  Los Angeles CA Department of Water & Power
               Electric Plant Revenue                             5.38          09/01/23      3,616,720
  1,000,000  Los Angeles CA Department of Water & Power
               Electric Plant Revenue                             6.38          02/01/20      1,029,610
  1,000,000  Los Angeles CA Department of Water & Power
               Electric Plant Revenue Second Issue                6.00          08/15/32        966,940
  2,775,000  Los Angeles CA Harbor Revenue AMT Series B           6.50          08/01/13      2,877,148
    100,000  Los Angeles CA Harbor Revenue Escrowed to
               Maturity                                           7.60          10/01/18        110,163
    120,000  Los Angeles CA SFMR AMT Series A Multiple
               Credit Enhancements                                7.55          12/01/23        124,580
  7,250,000  Los Angeles CA Wastewater System Revenue Series
               A                                                  5.70          06/01/20      6,880,323
  1,500,000  Los Angeles County CA COP Capital Appreciation
               Disney Parking Project                             8.05 +        03/01/08        651,285
  1,000,000  Los Angeles County CA TRAN Multiple LOC's            4.50          07/01/96      1,006,920
  1,000,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue Series B                         5.75          07/01/18        954,590
  4,275,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue Series B                         6.50          07/01/13      4,400,899

CALIFORNIA TAX-FREE BOND FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   480,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue Series B FGIC Insured            6.50 %        07/01/15   $    494,750
  2,395,000  Lucia Mar CA USD COP Prerefunded                     6.90          05/01/15      2,476,526
  1,550,000  Madera CA COP                                        7.38          05/01/20      1,605,118
  1,000,000  Menlo Park CA Community Development Agency Tax
               Allocation Las Pulgas Community Project AMBAC
               Insured                                            6.70          10/01/22      1,052,060
    665,000  Mid Peninsula CA Regional Open Space District
               Promissory Notes                                   6.30          07/10/10        679,504
  2,000,000  Mid Peninsula Regional Open Space District CA
               Promissory Notes                                   7.00          09/01/14      2,081,300
  2,110,000  Modesto CA COP Recreational Facilities CA
               Public Agency Leasing Corp                         7.25          07/01/11      2,190,961
    520,000  Mojave CA Water Agency Improvement District M
               Morongo Basin                                      6.25          09/01/02        538,070
    500,000  Mojave CA Water Agency Improvement District M
               Morongo Basin                                      6.60          09/01/12        506,010
  1,000,000  Montclair CA RDA Project Three                       7.15          12/01/15      1,024,380
  1,000,000  Mountain View CA Shoreline Regional Park
               Community Tax Allocation Series A                  5.60          08/01/09        929,600
  1,450,000  Nevada County CA COP Solid Waste Western Nevada
               County                                             6.50          10/01/06      1,498,851

CALIFORNIA TAX-FREE BOND FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   345,000  Nevada County CA COP Solid Waste Western Nevada
               County                                             7.00 %        06/01/98   $    349,102
    345,000  Nevada County CA COP Solid Waste Western Nevada
               County                                             7.10          06/01/99        350,344
  1,000,000  Nevada County CA COP Solid Waste Western Nevada
               County                                             7.50          06/01/21        991,860
  1,035,000  Northridge CA Water District AMBAC Insured           5.40          02/01/11        977,382
  1,000,000  Nuview CA USD COP                                    7.25          02/01/16      1,015,870
  1,500,000  Ontario CA RDA Revenue Project One MBIA Insured      6.00          08/01/15      1,465,545
  1,000,000  Orange County CA CFD Special Tax Series A
               Prerefunded                                        7.45          08/15/04      1,146,690
  1,000,000  Orange County CA CFD Special Tax Series A
               Prerefunded                                        7.50          08/15/05      1,148,940
  1,945,000  Orange County CA Transit District COP Business
               Acquisition Project                                6.75          12/01/05      1,853,079
  1,000,000  Orange County CA Water District COP Series A         5.50          08/15/10        924,190
  1,000,000  Otay CA Municipal Water District GO Improvement
               District No. 27                                    6.70          09/01/22        998,730
  1,000,000  Palm Springs CA COP Municipal Golf Course
               Expansion Project                                  7.40          11/01/18      1,031,130
  1,500,000  Pittsburg CA RDA Tax Allocation CA Avenue
               Community Facilities 90-1 Subordinated             7.40          08/15/20      1,554,105
  2,400,000  Pittsburg CA RDA Tax Allocation Los Medanos
               Community Development Project FGIC Insured         5.50          08/01/07      2,382,264

CALIFORNIA TAX-FREE BOND FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 2,250,000  Pittsburg CA RDA Tax Allocation Los Medanos
               Community Development Project FGIC Insured         5.50 %        08/01/15   $  2,106,855
  1,000,000  Port of Oakland CA Special Facilities Revenue
               Mitsui OSK Lines Limited AMT Series A LOC -
               Industrial Bank of Japan Ltd                       6.70          01/01/07      1,054,630
  1,500,000  Rancho CA Water District Financial Authority
               Revenue FGIC Insured                               6.25          08/01/12      1,527,510
  1,000,000  Rancho Cucamonga CA Redevelopment Agency Tax
               Allocation MBIA Insured                            5.50          09/01/23        919,670
    685,000  Rancho Mirage CA Joint Powers                        7.50          04/01/09        719,654
  1,350,000  Richmond CA Joint Powers Finance Authority
               Revenue Series B                                   7.25          05/15/13      1,383,372
    100,000  Richmond CA RDA Tax Allocation Harbour
               Redevelopment Project CGIC Insured                 7.00          07/01/09        110,646
  1,055,000  Riverside CA Sewer Revenue FGIC Insured              5.00          08/01/10        960,683
  1,750,000  Riverside County CA Asset Leasing Corporation
               Leasehold Revenue Riverside County Hospital
               Project A                                          6.38          06/01/09      1,764,018
  3,000,000  Riverside County CA COP Series A                     6.88          11/01/09      3,106,230
    410,000  Riverside County CA SFMR AMT Project A GNMA
               Collateralized                                     6.85          10/01/16        430,672
  1,250,000  Riverside County CA Transportation Commission
               Sales Tax Revenue Series A                         6.50          06/01/09      1,287,213

CALIFORNIA TAX-FREE BOND FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,370,000  Rosemead CA RDA Tax Allocation Redevelopment
               Project Area 1-A                                   5.50 %        10/01/18   $  1,157,376
  1,335,000  Roseville CA Joint Unified High School District
               Capital Appreciation Series A                      8.00 +        08/01/06        720,366
  1,900,000  Sacramento CA COP Light Rail Transportation
               Project                                            6.75          07/01/07      2,049,853
  3,600,000  Sacramento CA MUD Electric Revenue Series E
               MBIA-IBC Insured                                   5.70          05/15/12      3,485,340
  1,000,000  Sacramento CA MUD Electric Revenue Series Y
               MBIA Insured                                       6.75          09/01/09      1,070,970
    500,000  Sacramento CA MUD Electric Revenue Series Z
               FGIC Insured                                       6.45          07/01/10        520,230
    850,000  Saint Helena CA COP Series C                         7.88          06/01/11        901,213
  1,000,000  San Bernardino CA Municipal Water Department
               COP FGIC Insured                                   6.25          02/01/12      1,005,270
  2,000,000  San Buenaventura CA Capital Improvement Project
               COP                                                6.85          08/01/16      2,016,180
    230,000  San Carlos CA RDA Tax Allocation Series A            7.00          09/01/01        245,146
    250,000  San Carlos CA RDA Tax Allocation Series A            7.00          09/01/02        267,173
    225,000  San Carlos CA RDA Tax Allocation Series A            7.00          09/01/03        240,577
    235,000  San Carlos CA RDA Tax Allocation Series A            7.00          09/01/04        250,014
    235,000  San Carlos CA RDA Tax Allocation Series A            7.10          09/01/05        250,583
  1,520,000  San Diego CA COP                                     6.90          07/15/16      1,580,937

CALIFORNIA TAX-FREE BOND FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  San Diego CA Regional Building Authority Lease
               Revenue San Miguel Consolidated Fire
               Protection District MBIA Insured                   5.65 %        01/01/20   $    943,110
  1,230,000  San Diego County CA COP East Mesa Detention
               Facilities Project                                 7.00          10/01/09      1,268,930
    500,000  San Diego County CA Regional Transportation
               Community Sales Tax Revenue Series A Escrowed
               to Maturity                                        6.00          04/01/08        529,060
  2,250,000  San Francisco CA BART Sales Tax Revenue FGIC
               Insured                                            5.50          07/01/15      2,107,238
  1,000,000  San Francisco CA City & County Public Utilities
               Commission Water Revenue Series A                  6.50          11/01/09      1,058,090
  2,000,000  San Francisco CA City & County Public Utilities
               Commission Water Revenue Series A                  6.75          11/01/10      2,150,940
  1,800,000  San Joaquin County CA COP North County Landfill
               Project                                            7.00          04/01/11      1,842,498
  2,000,000  San Joaquin Hills CA Transportation Corridor
               Agency Toll Road Revenue Capital Appreciation      4.55 +        01/01/10      1,322,580
  1,000,000  San Jose CA RDA Tax Allocation Park Center
               Redevelopment Project                              7.00          10/01/05      1,033,020
  1,000,000  San Jose CA RDA Tax Allocation Park Center
               Redevelopment Project                              7.00          10/01/06      1,028,530
  1,935,000  San Mateo County CA Board of Education COP           7.10          05/01/21      1,980,318
  2,400,000  Santa Clara CA Electric Revenue Series A MBIA
               Insured                                            6.25          07/01/13      2,436,120

CALIFORNIA TAX-FREE BOND FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,700,000  Santa Clara County CA COP Multiple Facilities
               Project AMBAC Insured                              6.00 %        05/15/12   $  1,690,582
    100,000  Santa Clara County CA COP Public Facilities
               Corporation                                        7.75          11/01/08        108,421
  1,260,000  Santa Cruz County CA Public Financing Authority
               Series C                                           7.10          08/01/05      1,340,035
    750,000  Santa Maria CA RDA Town Center West Side
               Parking Facilities FSA Insured                     5.25          06/01/11        692,603
  1,195,000  Santa Rosa CA High School District FGIC Insured      5.90          05/01/13      1,182,990
  1,000,000  Shasta CA Dam Area Public Utility District COP       7.25          03/01/12      1,033,630
    350,000  Shasta CA Joint Powers Financing Authority
               Landfill Revenue Series A                          7.20          07/01/09        366,405
    500,000  Shasta CA Joint Powers Financing Authority
               Landfill Revenue Series A                          7.20          07/01/10        522,680
  1,500,000  Snowline CA Joint USD COP                            6.40          07/01/18      1,418,850
    520,000  Sonoma County CA COP                                 6.75          10/01/06        552,427
  1,000,000  South County CA Regional Wastewater Authority
               Revenue Regional Wastewater Facilities &
               Capital Improvement FGIC Insured                   5.75          08/01/10        984,840
  1,000,000  South San Francisco CA Capital Improvements
               Financing Authority Revenue South Conference
               Center                                             6.13          09/01/18        924,850
  1,105,000  Southern California State HFA SFMR AMT Series A
               GNMA Collateralized                                7.63          10/01/22      1,155,222

CALIFORNIA TAX-FREE BOND FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   540,000  Southern California State HFA SFMR AMT Series A
               GNMA Collateralized                                7.63 %        10/01/23   $    566,714
    670,000  Southern California State HFA SFMR AMT Series A
               GNMA/FNMA Collateralized                           6.75          09/01/22        689,021
  2,800,000  Southern California State Metropolitan Water
               District                                           5.50          07/01/19      2,573,032
    600,000  Southern California State Public Power Agency
               Electrical Improvements                            7.00          07/01/09        630,282
  2,750,000  Southern California State Public Power
               Authority Transmission Project Revenue
               Southern Transmission Project                      6.13          07/01/18      2,728,083
  1,450,000  Southern California State Public Power
               Authority Transmission Revenue Project             5.75          07/01/21      1,368,017
    695,000  Southern California State UHFA SFMR AMT Series
               A GNMA/FNMA Collateralized                         7.35          09/01/24        721,181
  2,000,000  Stanislaus County CA COP Series A                    6.85          06/01/12      2,040,220
    750,000  Stockton CA Port District Revenue Series A           8.10          01/01/14        807,833
     20,000  Stockton CA SFMR Series Government Agency
               Collateralized                                     7.50          02/01/23         21,165
    265,000  Sulphur Springs CA USD COP AMBAC Insured             7.15          02/01/11        284,417
  5,690,000  Sulphur Springs CA USD Series A MBIA Insured         8.34 +        09/01/13      1,861,199
  1,000,000  Sunnyvale CA Financing Authority Utilities
               Revenue Solid Waste Materials AMT Series B
               MBIA Insured                                       6.00          10/01/08      1,014,930

CALIFORNIA TAX-FREE BOND FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  Temecula Valley CA USD Series D FGIC Insured         6.00 %        09/01/14   $    989,670
  1,000,000  Twentynine Palms CA Water District CA COP            7.00          08/01/17      1,013,400
  3,000,000  University of California Revenue Multiple
               Purpose Project C AMBAC Insured                    5.25          09/01/11      2,768,220
  2,300,000  University of California Revenue Multiple
               Purpose Projects Series C AMBAC Insured            5.25          09/01/12      2,116,023
  1,750,000  University of California Revenue Seismic Safety
               Project MBIA Insured                               5.50          11/01/10      1,679,388
  1,095,000  University of California Revenues Multiple
               Purpose Projects Series B MBIA Insured             6.00          09/01/13      1,088,737
    990,000  Upland CA Housing Authority Revenue Issue A          7.85          07/01/20      1,030,768
  1,000,000  Vacaville CA Public Financing Authority Tax
               Allocation Redevelopment Project MBIA Insured      6.35          09/01/22      1,013,540
  1,135,000  Walnut Valley CA USD Series C FGIC Insured           5.75          08/01/15      1,090,418
  1,000,000  West & Central Basin CA Financing Authority
               Redevelopment AMBAC Insured                        6.13          08/01/12      1,004,560
    500,000  West End CA Water Development Treatment &
               Conservation Joint Powers Authority                7.00          10/01/04        528,390

CALIFORNIA TAX-FREE BOND FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)

$ 2,000,000  West End CA Water Development Treatment &
               Conservation Joint Powers Authority                7.00 %        10/01/05   $  2,108,000
  1,000,000  Yolo County CA Housing Authority Mortgage
               Revenue AMT FHA Collateralized                     7.20          08/01/33      1,044,050
                                                                                           ------------

             TOTAL CALIFORNIA MUNICIPAL BONDS                                              $273,919,020
             (Cost $268,060,381)

             SHORT-TERM INSTRUMENTS - 3.35%
             CALIFORNIA MUNICIPAL VARIABLE RATE
               SECURITIES - 3.24%
$ 1,000,000  California State Health Facilities Financing
               Authority Sutter Hospital V/R LOC - Morgan
               Guaranty Trust                                     4.10 %        03/01/20   $  1,000,000
  2,100,000  Irvine CA IDA Improvement Bond V/R LOC -
               National Westminster Bank PLC                      4.30          09/02/15      2,100,000
  1,450,000  Los Angeles County CA IDA COE & DRU V/R AMT LOC
               - Dai-Ichi Kangyo Bank Ltd                         4.50          12/01/06      1,450,000
    950,000  Los Angeles County CA IDA Komax System Inc V/R
               AMT LOC - Dai-Ichi Kangyo Bank Ltd                 4.50          12/01/06        950,000
  1,000,000  Los Angeles County CA V/R                            4.40          12/01/05      1,000,000
  1,140,000  Orange County CA Improvement Bond V/R Multiple
               LOC's                                              4.60          09/02/18      1,140,000
  1,600,000  Orange County CA Sanitation V/R Multiple Credit
               Enhancements                                       4.20          08/01/16      1,600,000
                                                                                           ------------
                                                                                           $  9,240,000

CALIFORNIA TAX-FREE BOND FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

 PRINCIPAL   SECURITY NAME                                                                    VALUE
             SHORT-TERM INSTRUMENTS (CONTINUED)
             MONEY MARKET FUNDS - 0.11%
$   318,271  Arbor Fund CA Tax-Exempt Portfolio                                            $    318,271
                                                                                           ------------

             TOTAL SHORT-TERM INSTRUMENTS                                                  $  9,558,271
             (Cost $9,558,265)

             TOTAL INVESTMENTS IN SECURITIES
              (Cost $277,618,646)*(Notes 1 and 3)                      99.32%              $283,477,291
              Other Assets and Liabilities, Net                         0.68%                 1,943,229
                                                                      ------               ------------

              TOTAL NET ASSETS                                        100.00%              $285,420,520
                                                                      ------               ------------
                                                                      ------               ------------

--------------------------------------------------------------------
+  YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $   8,557,614
Gross Unrealized Depreciation      (2,698,969)
                                -------------

NET UNREALIZED APPRECIATION     $   5,858,645
                                -------------
                                -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE MONEY MARKET FUND -- JUNE 30, 1995 (UNAUDITED) PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES - 104.24%
$ 1,900,000  ABAG CA Finance Authority for Nonprofit
               Corporations COP Lucile Salter Packard
               Project V/R AMBAC Insured                          3.95 %        08/01/23   $  1,900,000
  1,700,000  Alhambra CA IDA Sunclipse V/R LOC - Bank of
               America                                            3.65          05/01/07      1,700,000
  5,200,000  Big Bear Lake CA Industrial Revenue Southwest
               Gas Corp AMT V/R Series A LOC - Union Bank of
               Switzerland                                        4.10          12/01/28      5,200,000
  9,055,000  California State Depatment of Water Resources
               Central Valley Project V/R                         4.15          12/01/05      9,055,000
  2,600,000  California State Health Facilities Financing
               Authority Adventist Health System V/R LOC -
               Toronto Dominion Bank                              3.80          08/01/21      2,600,000
  4,900,000  California State HFFA Kaiser Permanente V/R          3.90          05/01/28      4,900,000
    900,000  California State PCR Burney Forest Products V/R
               AMT LOC - National Westminster Bank PLC            4.35          09/01/20        900,000
    965,000  California State PCR Chevron Project V/R             4.10          11/15/01        965,000
  2,900,000  California State PCR Financing Authority Solid
               Waste Disposal Revenue Shell Oil Co Martinez
               Project V/R AMT AMBAC Insured                      4.30          12/01/24      2,900,000

--------------------------------------------------------------------

+SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE REMAINING MATURITY.

CALIFORNIA TAX-FREE MONEY MARKET FUND -- JUNE 30, 1995 (UNAUDITED) PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 7,300,000  California State PCR Wadham Project V/R AMT LOC
               - Banque Paribas                                   4.35 %        11/01/17   $  7,300,000
  1,000,000  California State PCR Western Waste Industries
               Project V/R LOC - Citibank                         4.38          12/01/00      1,000,000
  1,200,000  California State Pollution Control Financing
               Authority PCR Southern California Edison V/R
               Series A                                           4.50          02/28/08      1,200,000
  4,000,000  California State Pollution Control Financing
               Authority PCR V/R San Diego Gas & Electric Co
               V/R Series A                                       4.25          12/01/07      4,000,000
  5,000,000  California State Pollution Control Financing
               Authority Solid Waste Disposal Revenue Colmac
               Energy Project Series B V/R AMT LOC - Swiss
               Bank                                               4.10          12/01/16      5,000,000
  1,400,000  California State Pollution Control Financing
               Authority Solid Waste Disposal Revenue Shell
               Oil Co Martinez Project Series A V/R AMT           4.30          10/01/24      1,400,000
  5,000,000  California State RAW Series C                        5.75          04/25/96      5,041,821
  3,000,000  California State School Cash Flow 1994 Pooled
               Bond                                               4.50          07/05/95      3,000,237
  2,300,000  California Statewide CDA St Joseph Health
               System V/R                                         3.90          07/01/08      2,300,000

--------------------------------------------------------------------

+SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE REMAINING MATURITY.

CALIFORNIA TAX-FREE MONEY MARKET FUND -- JUNE 30, 1995 (UNAUDITED) PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 2,500,000  California Statewide Communities Development
               Authority Apartment Development Revenue
               Series A-6 V/R FNMA Collateralized                 4.20 %        05/15/25   $  2,500,000
  3,090,000  California Statewide Community Development
               Authority Solid Waste Facilities Revenue
               Chevron USA Inc Project V/R AMT                    4.30          12/15/24      3,090,000
  1,355,000  Chino CA USD V/R LOC - National Westminster
               Bank PLC                                           4.05          09/01/08      1,355,000
  4,000,000  Chula Vista CA IDA Revenue San Diego Gas &
               Electric V/R AMT                                   4.25          09/11/95      4,000,000
  5,100,000  Colton CA RDA Las Palomas Associates Project
               V/R LOC - Bank of America                          4.15          11/01/15      5,100,000
  1,000,000  Colton CA RDA MFHR V/R LOC - Federal Home Loan
               Bank of San Francisco                              3.90          05/01/10      1,000,000
  1,100,000  Concord CA MFHR Bel Air Apartments V/R AMT LOC
               - Bank of America                                  3.90          12/01/16      1,100,000
  2,000,000  Duarte CA RDA COP Johnson Duarte Partners
               Project V/R Series B LOC - Bank of America         4.05          12/01/14      2,000,000
  8,100,000  Eagle Trust V/R Series 94 MBIA Insured               4.30          09/01/03      8,100,000

--------------------------------------------------------------------

+SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE REMAINING MATURITY.

CALIFORNIA TAX-FREE MONEY MARKET FUND -- JUNE 30, 1995 (UNAUDITED) PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 2,250,000  Elk Grove CA USD TRAN                                5.00 %        09/14/95   $  2,254,307
  4,400,000  Escondido CA Community Development Commission
               COP V/R AMT LOC - Bank of America                  4.25          10/01/16      4,400,000
  7,000,000  Escondido CA MFHR Morning View Terrace V/R LOC
               - Bank of America                                  3.60          02/15/07      7,000,000
  4,400,000  Foothill / Eastern Transportation Corridor
               Agency CA Toll Road Revenue V/R LOC - Banque
               National de Paris                                  4.25          01/02/35      4,400,000
  3,800,000  Huntington Beach CA MFHR Seabridge Villas V/R
               LOC - Bank of America                              3.75          02/01/10      3,800,000
  3,740,000  Independent Cities Various Pooled Projects V/R
               LOC - National Westminster Bank PLC                4.05          06/01/98      3,740,000
  4,100,000  Industry CA IDR Helene Curtis Inc Project V/R
               LOC - Harris Trust & Savings Bank                  4.05          10/01/06      4,100,000
  2,400,000  Irvine CA IDA Improvement Bond V/R LOC -
               National Westminster Bank PLC                      4.30          09/02/15      2,400,000
  1,900,000  Irvine CA IDA Irvine East Investment Co V/R LOC
               - Bank of America                                  4.15          12/01/05      1,900,000
  2,000,000  Irwindale CA IDR Toys R Us V/R LOC - Bankers
               Trust                                              5.25          12/01/19      2,000,000

--------------------------------------------------------------------

+SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE REMAINING MATURITY.

CALIFORNIA TAX-FREE MONEY MARKET FUND -- JUNE 30, 1995 (UNAUDITED) PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,000,000  Loma Linda CA Medical Center V/R Series 851-C
               LOC - Industrial Bank of Japan Ltd                 4.00 %        12/15/15   $  1,000,000
  5,000,000  Long Beach CA Harbor Revenue CP AMT                  4.10          09/14/95      5,000,000
  6,500,000  Long Beach CA Health Facilities Memorial Health
               Services V/R                                       3.90          10/01/16      6,500,000
  9,055,000  Long Beach CA TRAN                                   4.75          09/20/95      9,067,717
  2,600,000  Los Angeles CA Local Educational Agencies
               Pooled TRAN V/R                                    4.50          07/06/95      2,600,257
  2,000,000  Los Angeles CA MFHR Series B V/R AMT LOC -
               Federal Home Loan Bank of San Francisco            4.20          12/01/26      2,000,000
  1,700,000  Los Angeles CA Multifamily Revenue V/R AMT LOC
               - Federal Home Loan Bank of San Francisco          4.20          08/01/26      1,700,000
  1,000,000  Los Angeles County CA COP Van Nuys Courthouse
               Project Prerefunded                                9.00          06/01/15      1,066,624
  1,200,000  Los Angeles County CA Housing Authority MFHR
               Harbor Cove Project V/R LOC - Citibank             3.90          10/01/06      1,200,000
  4,500,000  Los Angeles County CA Housing Authority MFHR
               Riverpark Apartments V/R AMT LOC - Dai-Ichi
               Kangyo Bank Ltd                                    4.35          09/01/10      4,500,000

--------------------------------------------------------------------

+SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE REMAINING MATURITY.

CALIFORNIA TAX-FREE MONEY MARKET FUND -- JUNE 30, 1995 (UNAUDITED) PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 5,000,000  Los Angeles County CA Metropolitan
               Transportation Authority CP V/R Multiple
               LOC's                                              3.00 %        09/06/95   $  5,000,000
  3,600,000  Los Angeles County CA Metropolitan
               Transportation Authority CP V/R Multiple
               LOC's                                              3.20          10/25/95      3,600,000
  7,700,000  Los Angeles County CA Metropolitan
               Transportation Authority CP V/R Multiple
               LOC's                                              3.90          08/08/95      7,700,000
  1,000,000  Los Angeles County CA Metropolitan
               Transportation Authority CP V/R Multiple
               LOC's                                              4.05          07/21/95      1,000,000
  6,000,000  Los Angeles County CA TRAN Multiple LOC's            4.50          07/01/96      6,040,200
  5,000,000  Los Angeles County CA Transportation Authority
               Revenue Union Station Gateway V/R Series A
               FSA Insured                                        4.05          07/01/25      5,000,000
  2,900,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue V/R FGIC Insured                 3.95          07/01/12      2,900,000
  2,900,000  Montebello CA V/R LOC - Bank of America              3.65          04/01/05      2,900,000

--------------------------------------------------------------------

+SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE REMAINING MATURITY.

CALIFORNIA TAX-FREE MONEY MARKET FUND -- JUNE 30, 1995 (UNAUDITED) PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 6,000,000  Ontario CA MFHR Park Centre V/R LOC - Bank of
               New York                                           3.80 %        08/01/07   $  6,000,000
  2,100,000  Ontario CA MFHR Vineyard Village V/R LOC -
               Industrial Bank of Japan Ltd                       4.05          12/01/05      2,100,000
  1,500,000  Ontario CA RDA MFHR Daisy Apartments V/R LOC -
               Bank of America                                    3.60          11/01/04      1,500,000
  5,000,000  Orange CA Apartment Development Revenue Harbor
               Pointe V/R Issue D LOC - Citibank                  3.95          12/01/06      5,000,000
  2,000,000  Orange County CA Apartment Development Vintage
               Woods V/R LOC - Mitsubishi Bank Ltd                4.75          11/01/08      2,000,000
  7,000,000  Orange County CA Improvement Bond V/R Multiple
               LOC's                                              4.60          09/02/18      7,000,000
    460,000  Orange County CA Municipal Water District COP
               V/R Series 89A LOC - National Westminster
               Bank PLC                                           4.45          07/01/97        460,000
    325,000  Orange County CA Municipal Water District COP
               V/R Series 89A LOC - National Westminster
               Bank PLC                                           4.45          07/01/99        325,000
    235,000  Orange County CA Municipal Water District COP
               V/R Series 89B LOC - National Westminster
               Bank PLC                                           4.45          07/01/96        235,000

--------------------------------------------------------------------

+SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE REMAINING MATURITY.

CALIFORNIA TAX-FREE MONEY MARKET FUND -- JUNE 30, 1995 (UNAUDITED) PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$   255,000  Orange County CA Municipal Water District COP
               V/R Series 89B LOC - National Westminster
               Bank PLC                                           4.45 %        07/01/97   $    255,000
    250,000  Orange County CA Municipal Water District COP
               V/R Series 89B LOC - National Westminster
               Bank PLC                                           4.45          07/01/98        250,000
  1,825,000  Orange County CA Municipal Water District COP
               V/R Series 89B LOC - National Westminster
               Bank PLC                                           4.45          07/01/08      1,825,000
    765,000  Orange County CA Municipal Water District COP
               V/R Series 89B LOC - National Westminster
               Bank PLC                                           4.45          07/16/16        765,000
  1,000,000  Riverside County CA Transportation Commission
               Sales Tax Revenue CP LOC - Industrial Bank of
               Japan Ltd                                          4.15          08/21/95      1,000,000
  2,637,000  Sacramento CA MUD CP Multiple LOC's                  3.20          10/25/95      2,637,000
  4,524,000  Sacramento CA MUD CP Multiple LOC's                  3.30          10/17/95      4,524,000
  2,000,000  Sacramento CA MUD CP Multiple LOC's                  3.60          09/11/95      2,000,000
  1,496,000  Sacramento CA MUD CP Multiple LOC's                  4.10          08/24/95      1,496,000

--------------------------------------------------------------------

+SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE REMAINING MATURITY.

CALIFORNIA TAX-FREE MONEY MARKET FUND -- JUNE 30, 1995 (UNAUDITED) PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 2,780,000  Salinas CA MFHR Brentwood Gardens V/R LOC -
               Bank of America                                    3.60 %        03/01/05   $  2,780,000
  5,000,000  San Bernardino CA Alta Loma Apartments V/R LOC
               - Federal Home Loan Bank of Atlanta                4.15          02/01/23      5,000,000
  1,600,000  San Bernardino County CA IDA C&M Fine Pack Inc
               V/R LOC - Sanwa Bank                               4.15          12/01/95      1,600,000
  2,185,000  San Bernardino County CA MFHR V/R LOC - Federal
               Home Loan Bank of San Francisco                    4.15          05/01/17      2,185,000
  7,000,000  San Bernardino County CA TRAN                        4.50          07/05/96      7,036,820
  2,500,000  San Diego CA IDA Revenue San Diego Gas &
               Electric CP                                        3.05          09/11/95      2,500,000
  2,000,000  San Diego CA MFHR Los Serano V/R LOC - Citibank      3.60          02/01/09      2,000,000
  9,600,000  San Diego CA MFHR Lusk Mira Mesa Apartments V/R
               LOC - Bank of America                              3.60          04/01/07      9,600,000
  3,600,000  San Francisco CA City & County V/R LOC -
               Industrial Bank of Japan Ltd                       4.15          12/01/05      3,600,000
  1,200,000  San Francisco CA MFHR Winterland Project V/R
               LOC - Citibank                                     3.90          06/01/06      1,200,000
  5,000,000  San Joaquin County CA TRAN                           4.75          10/18/95      5,008,601
  2,200,000  San Joaquin County CA Transportation Authority
               Sales Tax Revenue V/R LOC - Sumitomo Bank Ltd      4.05          04/01/11      2,200,000

--------------------------------------------------------------------

+SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE REMAINING MATURITY.

CALIFORNIA TAX-FREE MONEY MARKET FUND -- JUNE 30, 1995 (UNAUDITED) PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$   700,000  San Jose CA IDA Centrifugal Pumps V/R LOC -
               Citibank                                           4.30 %        09/01/95   $    700,000
  1,300,000  San Jose CA MFHR Kimberly Woods Apartments V/R
               LOC - Bank of America                              3.60          11/01/08      1,300,000
  6,500,000  Santa Clara CA Housing Authority MFHR Benton
               Park Center V/R LOC - Citibank                     3.90          12/01/07      6,500,000
  1,400,000  Santa Clara CA Transit System V/R LOC -
               Sumitomo Bank Ltd                                  4.20          06/01/15      1,400,000
  1,000,000  Santa Clara County CA HFA MFHR Foxchase
               Apartments V/R Series E FGIC Insured               3.90          11/01/07      1,000,000
  2,575,000  Santa Clara County CA MFHR Grove Garden
               Apartments V/R LOC - Citibank                      3.90          03/01/17      2,575,000
  4,900,000  Southern California State Public Power
               Authority Southern Transmission Project V/R
               LOC - Swiss Bank                                   3.90          07/01/19      4,900,000
  1,000,000  Southern California State Rapid Transit
               District COP V/R MBIA Insured                      4.05          07/01/99      1,000,000
  3,000,000  Stockton CA TRAN                                     5.25          12/08/95      3,006,904
  2,300,000  Tracy CA MFHR Sycamore Village Apartments V/R
               LOC - Bank of America                              3.90          05/01/15      2,300,000

--------------------------------------------------------------------

+SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE REMAINING MATURITY.

CALIFORNIA TAX-FREE MONEY MARKET FUND -- JUNE 30, 1995 (UNAUDITED) PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,770,000  Turlock CA Irrigation District Revenue V/R
               Series A LOC - Canadian Imperial Bank of
               Commerce                                           3.65 %        01/01/14   $  1,770,000
  2,000,000  Vacaville CA MFHR Western Properties Sycamores
               Project V/R LOC - Bank of America                  3.90          04/01/05      2,000,000
  2,600,000  Walnut Creek CA MFHR Creekside Drive Apartments
               V/R LOC - Bank of America                          3.90          04/01/07      2,600,000
  5,000,000  West & Central Basin CA Finance Authority CP         3.10          10/12/95      5,000,000
                                                                                           ------------

             TOTAL SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES                              $313,510,488

             MONEY MARKET FUNDS - 1.33%
$ 4,000,000  Arbor Fund CA Tax-Exempt Portfolio                                            $  4,000,000

             TOTAL INVESTMENTS IN SECURITIES
              (Cost $317,510,488)*(Note 1)                            105.57%              $317,510,488
              Other Assets and Liabilities, Net                        (5.57)%              (16,750,607)
                                                                      ------               ------------

              TOTAL NET ASSETS                                        100.00%              $300,759,881
                                                                      ------               ------------
                                                                      ------               ------------

--------------------------------------------------------------------

  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               YIELD TO        MATURITY
 PRINCIPAL   SECURITY NAME                                     MATURITY          DATE         VALUE
             COMMERCIAL PAPER - 54.70%
$18,000,000  Abbey National North America                         5.86 %        09/15/95   $ 17,777,320
  5,000,000  American Express Credit Corp                         5.70          12/20/95      4,863,833
 15,000,000  Asset Securitization Cooperative Corp+               5.99          07/05/95     14,990,017
 18,000,000  Bank of New York Co Inc                              5.90          07/05/95     17,988,200
 18,000,000  Canadian Imperial Bank of Commerce                   5.88          08/30/95     17,823,600
 20,000,000  CIT Group Holdings Inc                               5.82          09/07/95     19,780,133
  9,000,000  Daimler-Benz North America Corp                      5.90          11/13/95      8,800,875
  4,000,000  Daimler-Benz North America Corp                      5.90          11/27/95      3,902,322
 15,000,000  Ford Motor Credit Corp                               5.82          09/08/95     14,832,675
 18,000,000  General Electric Co                                  5.78          08/02/95     17,907,520
 17,500,000  Greenwich Funding Corp                               5.97          07/27/95     17,424,546
 15,000,000  Hanson Finance (U K) PLC                             6.00          07/19/95     14,955,000
 11,185,000  International Business Machines Credit Corp          5.87          08/25/95     11,084,692
 18,000,000  National Rural Utilities Cooperative Finance
               Corp                                               5.95          08/17/95     17,860,175
 18,000,000  New Center Asset Trust                               5.94          08/01/95     17,907,930
 18,000,000  Siemens Corp                                         5.94          07/17/95     17,952,480
 15,000,000  Southwestern Bell Telephone Co                       6.04          07/10/95     14,977,331
  9,500,000  Transamerica Finance Corp                            5.70          12/07/95      9,260,838
                                                                                           ------------

             TOTAL COMMERCIAL PAPER                                                        $260,089,487

MONEY MARKET FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CERTIFICATES OF DEPOSIT - 3.15%
$15,000,000  Societe Generale                                     5.95 %        08/15/95   $ 14,999,872

             CORPORATE MEDIUM TERM NOTES - 3.79%
$18,000,000  Wachovia Corp                                        5.94 %        09/13/95   $ 18,000,000

             U.S. GOVERNMENT AGENCY DISCOUNT
              NOTES - 17.82%
$14,000,000  Federal Home Loan Bank                               5.85 %(F)     07/26/95   $ 13,943,125
 10,000,000  Federal Home Loan Bank                               5.87 (F)      07/05/95      9,993,478
 15,990,000  Federal Home Loan Mortgage Corp                      5.87 (F)      08/04/95     15,901,353
 10,000,000  Federal Home Loan Mortgage Corp                      5.91 (F)      07/06/95      9,991,792
 35,000,000  Federal Home Loan Mortgage Corp                      5.91 (F)      07/20/95     34,891,463
                                                                                           ------------

             TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES                                   $ 84,721,211

             VARIABLE AND FLOATING RATE
              NOTES - 17.77%
$ 7,000,000  Beta Finance Inc+                                    6.08 %        08/17/95   $  7,000,000
 15,000,000  Boatmen's Bancshares Inc                             6.03          09/20/95     14,998,274
 15,000,000  First Bank N.A.                                      6.03          01/17/96     14,998,396
  6,000,000  Orange County CA Taxable Note++                      0.00          07/10/95      5,998,310
 15,000,000  PNC Funding Corp                                     6.12          07/26/95     14,998,973
 17,500,000  Student Loan Marketing Assoc                         5.59          10/12/95     17,500,000
  5,000,000  Sweden (Kingdom of)                                  6.06          10/08/95      4,998,697
  4,000,000  U.S. West Financial                                  6.26          09/05/95      4,001,106
                                                                                           ------------

             TOTAL VARIABLE AND FLOATING RATE NOTES                                        $ 84,493,756

MONEY MARKET FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

             REPURCHASE AGREEMENTS - 3.13%
$14,908,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.10%         07/03/95   $ 14,908,000
             TOTAL INVESTMENTS IN SECURITIES
             (Cost $477,212,326)*(Note 1)                                                  $477,212,326
                                                      100.36
              Other Assets and Liabilities, Net                        (0.36)%               (1,692,162)
                                                                      ------               ------------
              TOTAL NET ASSETS                                        100.00%              $475,520,164
                                                                      ------               ------------
                                                                      ------               ------------

--------------------------------------------------------------------

(F)  YIELD TO MATURITY.
  + THESE SECURITIES ARE EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH POLICIES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
 ++  SEE NOTE 6 TO THE FINANCIAL STATEMENTS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS - 99.05%
             ALABAMA - 0.21%
$   160,000  Alabama State HFA SFMR Series B AMT Multiple
               Credit Enhancements                                7.40 %        04/01/22   $    167,629

             ALASKA - 1.34%
    390,000  Alaska State Housing Finance Corporation Second
               Series AMT Government Agency Collateralized        6.70          12/01/25        394,988
    670,000  Alaska State Housing Finance Corporation Second
               Series AMT Government Agency Collateralized        7.10          06/01/22        689,604

             CALIFORNIA - 20.58%
    145,000  California State HFA Insured Housing Revenue
               AMT Series C MBIA Insured                          7.00          08/01/23        149,623
  2,000,000  Contra Costa County CA Mortgage Revenue Cedar
               Point Apartments Project A FHA Collateralized      6.15          09/01/25      1,989,340
    135,000  Riverside County CA SFMR AMT Project A GNMA
               Collateralized                                     6.85          10/01/16        141,807
  9,750,000  Riverside County CA SFMR Series B AMT GNMA
               Collateralized                                     8.35          06/01/13     12,292,898
  1,055,000  Sacramento CA SFMR AMT Escrowed to Maturity          7.25          10/01/23      1,208,112
    830,000  Southern California State HFA SFMR Series A AMT
               GNMA/FNMA Collateralized                           6.90          10/01/24        860,511

             COLORADO - 0.99%
    775,000  Pueblo County CO SFMR Series A GNMA/FNMA
               Collateralized                                     6.85          12/01/25        801,707

MUNICIPAL INCOME FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS (CONTINUED)
             DISTRICT OF COLUMBIA - 0.41%
$   320,000  District of Columbia HFA SFMR AMT GNMA
               Collateralized                                     7.10 %        12/01/24   $    331,872

             FLORIDA - 0.40%
    310,000  Brevard County FL HFA SFMR Refunded Series B
               FSA Insured                                        7.00          03/01/13        321,458

             HAWAII - 5.10%
    725,000  Hawaii State Airports Systems Revenue AMT FGIC
               Insured                                            7.00          07/01/20        785,907
    500,000  Hawaii State Harbor Capital Improvement Revenue
               AMT MBIA Insured                                   7.00          07/01/17        540,685
  3,000,000  Hawaii State SFMR AMT Multiple Credit
               Enhancements                                       6.00          07/01/26      2,801,040

             IDAHO - 1.84%
  1,500,000  Idaho State HFA SFMR Series C-2 AMT                  6.35          07/01/15      1,489,500

             ILLINOIS - 5.54%
    500,000  Chicago IL O'Hare International Airport Special
               Facilities Revenue AMT LOC - Bayerische
               Landesbank                                         7.13          05/01/18        521,025
  1,900,000  Chicago IL O'Hare International Airport Special
               Facilities Revenue AMT MBIA Insured                6.75          01/01/18      1,990,003
  1,000,000  Onterie Centers IL Housing Finance Corp
               Mortgage Revenue MBIA Insured                      7.05          07/01/27      1,041,790
  1,000,000  Saint Claire County IL AMT FGIC Insured              5.75          10/01/23        930,210


MUNICIPAL INCOME FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS


                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS (CONTINUED)
             INDIANA - 4.14%
$ 2,500,000  Indiana State HFA Series A-2 AMT FHA
               Collateralized                                     6.45 %        07/01/14   $  2,472,125
    900,000  Indianapolis IN Airport Authority Revenue AMT
               MBIA Insured                                       6.00          01/01/23        872,937
             IOWA - 3.36%
    420,000  Iowa State Finance Authority SFMR Series B AMT
               GNMA/FNMA Collateralized                           7.45          07/01/23        438,442
    365,000  Iowa State Finance Authority SFMR Series B AMT
               Government Agency Collateralized                   5.95          07/01/23        338,351
    450,000  Iowa State Finance Authority SFMR Series F
               AMBAC Insured GNMA/FNMA Collateralized             6.50          01/01/25        452,030
  1,450,000  Iowa State Finance Authority Single Family
               Revenue Series B AMT GNMA/FNMA Collateralized      6.95          07/01/24      1,485,279

             KANSAS - 0.25%
    195,000  Kansas City KS Mortgage Revenue AMT Multiple
               Credit Enhancements                                7.35          12/01/23        206,105

MUNICIPAL INCOME FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS (CONTINUED)
             KENTUCKY - 5.15%
$ 1,100,000  Kenton County KY Cincinnati/Northern Kentucky
               International Airport Revenue AMT FSA Insured      6.30 %        03/01/15   $  1,110,923
    925,000  Kentucky State Housing Corporation Housing
               Revenue AMT Multiple Credit Enhancements           5.90          01/01/15        884,476
    820,000  Kentucky State Housing Corporation MFHR Series
               D AMT FHA Collateralized                           6.80          01/01/24        834,571
  1,295,000  Kentucky State Housing Corporation MFHR Series
               D AMT FHA Collateralized                           7.45          01/01/23      1,337,321
             LOUISIANA - 2.98%
    750,000  Louisiana State HFA Multifamily Mortgage
               Revenue FHA Collateralized                         6.95          07/01/16        762,810
  1,000,000  Louisiana State MFHR AMT FHA Collateralized          5.90          12/01/18        947,630
    670,000  Louisiana State Public Facilities Authority
               Student Loan Revenue AMT FSA Insured               6.85          01/01/09        701,604

             MARYLAND - 1.21%
  1,000,000  Prince Georges County MD Housing Authority
               Mortgage Revenue Series A FSA Insured              6.10          09/20/20        978,470

             MASSACHUSETTS - 4.27%
  2,500,000  Massachusetts State HFA Housing Revenue Series
               A AMT FSA Insured                                  6.10          06/01/26      2,415,950
  1,000,000  Massachusetts State HFA Residential Development
               FNMA Collateralized                                6.90          11/15/21      1,036,960

             MICHIGAN - 3.10%

MUNICIPAL INCOME FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS (CONTINUED)
$ 2,480,000  Mount Clemens MI Housing Corporation MFHR
               Series A FHA Collateralized                        6.60 %        06/01/22   $  2,505,941

             MINNESOTA - 0.59%
    460,000  Minneapolis-St Paul MN Housing Finance Board
               Revenue SFMR Phase IX AMT GNMA Collateralized      7.30          08/01/31        480,470

             MISSOURI - 0.35%
    275,000  Missouri State Housing Development Commission
               Mortgage Revenue SFMR Series A AMT GNMA
               Collateralized                                     6.75          06/01/24        282,436
             NEVADA - 7.30%
  1,340,000  Nevada State Housing Division SFMR Series A-2
               AMT FHA Collateralized                             6.55          10/01/15      1,343,002
  1,825,000  Nevada State Housing Division SFMR Series C AMT
               FHA Collateralized                                 6.35          10/01/13      1,798,866
  2,700,000  Washoe County NV Gas Facilities Sierra Pacific
               Power AMT MBIA Insured                             6.55          09/01/20      2,761,047

             NEW JERSEY - 2.21%
    500,000  New Jersey State Housing & Mortgage Finance
               Home Buyer Agency Revenue AMT MBIA Insured         6.30          04/01/25        494,700
  1,250,000  New Jersey State Housing and Mortgage Agency
               MFHR FHA Collateralized                            7.00          05/01/30      1,296,150

MUNICIPAL INCOME FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS (CONTINUED)
             NEW YORK - 2.62%
$ 1,600,000  Babylon NY Individual Development Agency V/R
               AMT LOC - Union Bank of Switzerland                4.40 %        12/01/24   $  1,600,000
    500,000  New York State Energy R & D Authority Electric
               Facilities Revenue Cons Edison Co New York
               City AMT MBIA Insured                              7.25          11/01/24        522,145

             OKLAHOMA - 1.79%
    200,000  Pryor Creek OK Economic Development Authority
               Mortgage Revenue Series A                          7.13          07/01/21        207,016
    685,000  Tulsa County OK HFA Mortgage Revenue Series B
               Remarket AMT GNMA Collateralized                   7.10          06/01/22        711,763
    500,000  Tulsa County OK HFA Mortgage Revenue Series B
               Remarket AMT GNMA Collateralized                   7.55          05/01/23        526,790
             PENNSYLVANIA - 4.41%
    990,000  Allegheny County PA Residential Finance
               Authority SFMR AMT GNMA/FNMA Collateralized        5.63          11/01/23        877,091
  2,200,000  Pennsylvania State Higher Education Assistance
               Agency Student Loan Revenue Series D AMT
               AMBAC Insured                                      6.05          01/01/19      2,159,256
    500,000  Pennsylvania State Higher Education Assistance
               Agency Student Loan Revenue Series D AMT
               AMBAC Insured                                      7.05          10/01/16        527,420

             TEXAS - 0.70%
    540,000  Travis County TX HFC Residential Mortgage
               Revenue Series A AMT GNMA/FNMA Collateralized      7.00          12/01/11        567,859

MUNICIPAL INCOME FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS (CONTINUED)
             UTAH - 9.89%
$ 2,295,000  Salt Lake City UT Airport Revenue Series A AMT
               FGIC Insured                                       6.13 %        12/01/22   $  2,228,193
    500,000  Utah State Board of Regents Student Loan
               Revenue Series F AMT AMBAC Insured                 7.45          11/01/08        535,985
  1,100,000  Utah State Board of Regents Student Loan
               Revenue Series H AMT AMBAC Insured                 6.70          11/01/15      1,142,713
  2,000,000  Utah State HFA SFMR Series B-2 AMT FHA
               Collateralized                                     6.50          07/01/15      1,990,520
  1,360,000  Utah State HFA SFMR Series C-2 AMT FHA
               Collateralized                                     6.50          07/01/15      1,349,052
    750,000  Utah State HFA SFMR Series D-2 AMT FHA
               Collateralized                                     6.45          01/01/11        750,525

             VIRGINIA - 1.52%
  1,250,000  Virginia State Housing Development Authority
               Commonwealth Mortgage Series B-5 AMT FSA
               Insured                                            6.20          07/01/21      1,226,263

             WASHINGTON - 3.44%
  1,310,000  Washington State Housing Finance Commission
               SFMR Series D AMT GNMA/FNMA Collateralized         6.15          01/01/26      1,290,704
  1,440,000  Washington State Housing Finance Commission
               SFMR Series D AMT GNMA/FNMA Collateralized         7.10          07/01/22      1,484,361

             WEST VIRGINIA - 3.36%
  3,000,000  West Virginia State Housing Revenue AMT AMBAC
               Insured                                            5.70          05/01/24      2,717,460
                                                                                           ------------
             TOTAL MUNICIPAL BONDS                                                         $ 80,103,421
             (Cost $79,535,903)

MUNICIPAL INCOME FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

 PRINCIPAL   SECURITY NAME                                                                    VALUE
             MUNICIPAL BONDS (CONTINUED)
             SHORT-TERM INSTRUMENTS - 0.10%
$    84,627  National Municipal Fund                                                       $     84,627
             (Cost $84,627)

             TOTAL INVESTMENTS IN SECURITIES
              (Cost $79,620,530)*(Notes 1 and 3)                       99.15%              $ 80,188,048
              Other Assets and Liabilities, Net                         0.85%                   683,917
                                                                      ------               ------------

              TOTAL NET ASSETS                                        100.00%              $ 80,871,965
                                                                      ------               ------------
                                                                      ------               ------------


--------------------------------------------------------------------
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $   1,751,483
Gross Unrealized Depreciation      (1,183,965)
                                -------------

NET UNREALIZED APPRECIATION     $     567,518
                                -------------
                                -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STRATEGIC GROWTH FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                         COST          VALUE
             COMMON STOCKS - 89.06%
             BASIC INDUSTRIES - 1.50%
     11,500  Minerals Technologies Inc                          $    344,270  $   414,000
     35,000  N-Viro International Corp+                              298,750       56,875
     10,000  OM Group Inc                                            254,250      285,000
     55,000  Quadrax Corp New+                                       212,492      113,438
                                                                ------------  ------------
                                                                $  1,109,762  $   869,313

             BIOTECHNOLOGY - 0.56%
     30,000  Liposome Co Inc+                                   $    341,728  $   326,250

             BUILDING MATERIALS & SERVICES - 0.76%
     20,000  J Ray McDermott SA+                                $    408,370  $   442,500

             COMPUTER SOFTWARE - 12.72%
      6,500  ArcSys Inc+                                        $    144,375  $   221,000
     10,000  Atria Software Inc+                                     443,593      485,000
      8,794  First Data Corp                                         590,201      500,159
     48,500  IKOS Systems Inc+                                       397,989      442,563
     35,000  Metatec Corp Class A+                                   394,719      450,625
      9,000  Microsoft Corp+                                         395,438      813,375
     17,000  NETCOM On-Line Communication Services Inc+              405,063      433,500
     19,000  Open Environment Corp+                                  344,750      389,500
     23,500  Oracle Systems Corp+                                    806,563      907,688
     30,000  Rational Software Corp+                                 367,500      408,750
     45,000  Sanctuary Woods Multimedia+                             216,081      230,625
     40,000  Seventh Level Inc+                                      358,750      570,000
      5,000  Sierra On-Line Inc+                                      91,250      125,000
      3,000  Spyglass Inc+                                            51,000       85,875
     25,000  Veritas Software Corp+                                  342,555      556,250
     30,000  Viasoft Inc+                                            269,688      393,750
      9,000  VideoServer Inc+                                        199,875      351,000
                                                                ------------  ------------
                                                                $  5,819,390  $ 7,364,660

STRATEGIC GROWTH FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

    SHARES     SECURITY NAME                                        COST         VALUE
             COMMON STOCKS (CONTINUED)
             COMPUTER SYSTEMS - 11.39%
     35,000  Adaptec Inc+                                       $    803,064  $ 1,295,000
      7,750  Chipcom Corp+                                           309,250      184,063
     30,000  Cisco Systems Inc+                                      797,250    1,516,875
     34,500  Komag Inc+                                              900,874    1,794,000
     12,000  Merix Corp+                                             265,000      363,000
     20,000  Plaintree Systems Inc+                                  221,875      210,000
     36,000  Solectron Corp+                                         851,938    1,228,500
                                                                ------------  ------------
                                                                $  4,149,251  $ 6,591,438

             CONSUMER - GROWTH - 1.39%
     15,000  Barnes & Noble+                                    $    429,938  $   510,000
      3,500  Nike Inc Class B                                        295,155      294,000
                                                                ------------  ------------
                                                                $    725,093  $   804,000

             ELECTRICAL EQUIPMENT - 6.11%
      6,000  Anadigics Inc+                                     $    104,500  $   117,000
     10,000  Franklin Electronic Publishers Inc+                     260,800      256,250
     25,000  Integrated Device Technology Inc+                       875,125    1,156,250
     45,000  Interlink Electronics Inc+                              225,000      618,750
     20,000  Nokia Corp ADR Class A                                  708,380    1,192,500
     10,000  Recoton Corp+                                           206,250      195,000
                                                                ------------  ------------
                                                                $  2,380,055  $ 3,535,750

             ELECTRONIC SEMICONDUCTORS - 4.52%
     30,000  Genus Inc+                                         $    413,334  $   406,875
     14,000  Intel Corp                                              486,750      886,375
     25,000  Semtech Corp+                                           407,032      418,750
     30,000  VLSI Technology Inc+                                    883,750      903,750
                                                                ------------  ------------
                                                                $  2,190,866  $ 2,615,750

             ENERGY & RELATED - 3.83%
      5,000  Anadarko Petroleum Corp                            $    271,025  $   215,625
     15,000  Ensco International Inc+                                250,367      238,125
     25,000  KCS Energy                                              602,323      534,375
     20,000  Ranger Oil Ltd                                          131,400      125,000

STRATEGIC GROWTH FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

     SHARES     SECURITY NAME                                        COST          VALUE
             COMMON STOCKS (CONTINUED)
     15,000  Sun Co Inc                                         $    469,950  $   410,625
     12,000  Tosco Corp                                              433,807      382,500
     17,500  Trigen Energy Corp                                      300,850      308,438
                                                                ------------  ------------
                                                                $  2,459,722  $ 2,214,688

             ENTERTAINMENT - 5.62%
     22,500  Anchor Gaming+                                     $    367,093  $   500,625
     34,500  Children's Discovery Centers of
               America Inc+                                          506,583      577,875
     25,000  Circus Circus Entertainment Inc+                        853,359      881,250
      5,000  Jacor Communications Inc+                                83,750       80,000
     55,000  Radica Games Ltd+                                       509,375      178,750
     25,000  Regal Cinemas Inc+                                      551,740      800,000
     45,900  Sports Club Inc+                                        370,356      235,238
                                                                ------------  ------------
                                                                $  3,242,256  $ 3,253,738

             ENVIRONMENTAL CONTROL - 2.84%
     47,000  Molten Metal Technology Inc+                       $  1,017,970  $ 1,092,750
     17,500  Sanifill Inc+                                           478,243      549,063
                                                                ------------  ------------
                                                                $  1,496,213  $ 1,641,813

             FINANCE & RELATED - 7.11%
     30,000  Countrywide Credit & Industries Inc                $    606,307  $   630,000
     30,000  Emphesys Financial Group                                918,213      708,750
      8,000  FelCor Suite Hotels Inc                                 201,500      204,000
     30,000  Mid Atlantic Medical Services+                          650,238      555,000
     60,000  New Envoy Inc+                                          284,846      510,000
     15,000  Student Loan Marketing Assoc                            564,198      703,125
     25,000  Value Health Inc+                                       960,761      806,250
                                                                ------------  ------------
                                                                $  4,186,063  $ 4,117,125

             FOOD & RELATED - 1.70%
     15,000  General Nutrition Co Inc+                          $    378,750  $   526,875
     30,000  Whole Foods Market Inc+                                 566,125      457,500
                                                                ------------  ------------
                                                                $    944,875  $   984,375

STRATEGIC GROWTH FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

    SHARES     SECURITY NAME                                       COST           VALUE
             COMMON STOCKS (CONTINUED)
             GENERAL BUSINESS & RELATED - 2.11%
     12,200  La Quinta Inns Inc                                 $    343,850  $   329,400
     15,000  Sitel Corp+                                             227,009      268,125
     10,000  Synopsys Inc+                                           471,000      626,250
                                                                ------------  ------------
                                                                $  1,041,859  $ 1,223,775

             HEALTHCARE - 7.37%
     30,000  Coram Healthcare+                                  $    574,594  $   423,750
     40,000  Genesis Health Ventures Inc+                            909,602    1,185,000
     50,000  Healthsouth Corp+                                       991,649      868,750
     25,000  Renal Treatment Centers+                                474,875      615,625
     25,000  Vencor Inc+                                             805,118      787,500
     55,000  Work Recovery Inc+                                      183,874      388,438
                                                                ------------  ------------
                                                                $  3,939,712  $ 4,269,063

             HOSPITAL & MEDICAL SUPPLIES - 4.45%
     50,000  Bioject Medical Technologies+                      $    229,063  $    75,000
     40,000  Heart Technology Inc+                                   777,569      775,000
     25,000  I-Stat Corp+                                            604,003      912,500
      7,500  ICU Medical Inc+                                         90,000      105,938
     30,000  Innerdyne Inc+                                          143,725       86,250
     25,000  Sola International Inc+                                 438,304      621,875
                                                                ------------  ------------
                                                                $  2,282,664  $ 2,576,563

             MANUFACTURING PROCESSING - 2.51%
     50,000  Endosonics Corp+                                   $    410,156  $   556,250
     25,000  Lydall Inc+                                             371,040      550,000
     15,500  Pall Corp                                               359,570      344,875
                                                                ------------  ------------
                                                                $  1,140,766  $ 1,451,125

             PHARMACEUTICALS - 0.43%
     40,000  Seragen Inc+                                       $    305,315  $   250,000

STRATEGIC GROWTH FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

    SHARES     SECURITY NAME                                        COST          VALUE
             COMMON STOCKS (CONTINUED)
             RETAIL STORES - 0.98%
     20,000  Pacific Sunwear of California+                     $    187,688  $   135,000
     15,000  PetSmart Inc+                                           383,125      431,250
                                                                ------------  ------------
                                                                $    570,813  $   566,250

             TELECOMMUNICATIONS - 8.12%
     20,000  California Microwave Inc+                          $    656,125  $   501,250
     17,500  DSC Communications Corp+                                633,750      813,750
     33,000  DSP Communications Inc+                                 435,415      684,750
     15,000  Geotek Communications Inc+                              132,188      129,375
     20,000  Harmonic Lightwaves Inc+                                358,750      335,000
     45,000  LCI International Inc+                                  729,874    1,378,125
     25,000  Paging Network Inc+                                     662,785      856,250
                                                                ------------  ------------
                                                                $  3,608,887  $ 4,698,500

             TRANSPORTATION - 3.04%
     20,000  Greenbrier Companies Inc                           $    307,323  $   262,500
     40,000  Landair Services Inc+                                   666,866      540,000
     10,000  Marten Transportation Ltd+                              196,250      195,000
     30,000  Mesa Airlines Inc+                                      531,588      273,750
     10,000  Wisconsin Central Transport+                            536,271      490,000
                                                                ------------  ------------
                                                                $  2,238,298  $ 1,761,250

             TOTAL COMMON STOCKS                                $ 44,581,958  $51,557,926

             MUTUAL FUNDS - 0.44%
     10,000  Emerging Markets Infrastructure Fund               $    146,100  $   102,500
     15,000  The India Fund Inc                                      213,750      153,750
                                                                ------------  ------------

             TOTAL MUTUAL FUNDS                                 $    359,850  $   256,250

             WARRANTS - 3.69%
     70,000  Intel Corp expire 3/14/1998                        $    527,688  $ 2,117,500
      3,000  Interlink Electronics Inc expire 06/07/1996                   0       17,063
                                                                ------------  ------------

             TOTAL WARRANTS                                     $    527,688  $ 2,134,563

STRATEGIC GROWTH FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CONVERTIBLE CORPORATE BONDS - 0.94%
$   240,000  First Financial Management                            5.00%        12/15/99   $   316,800
    100,000  Genesis Health Ventures Inc                           6.00         11/30/03       133,750
    100,000  LDDS Communications Inc Convertible                   5.00         08/15/03        94,750
                                                                                           ------------
             TOTAL LONG-TERM BONDS                                                         $   545,300
             (Cost $414,405)

             SHORT-TERM INSTRUMENTS - 7.87%
             U.S. TREASURY BILLS - 3.41%
$ 2,000,000  U.S. Treasury Bills                                   5.56%(F)     09/21/95   $ 1,975,815

             REPURCHASE AGREEMENTS - 4.46%
$ 2,582,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                          6.10         07/03/95   $ 2,582,000
                                                                                           ------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $ 4,557,815
             (Cost $4,557,451)

             TOTAL INVESTMENTS IN SECURITIES
              (Cost $50,441,352)* (Notes 1 and 3)                     102.00%              $59,051,854
              Other Assets and Liabilities, Net                        (2.00)%              (1,159,568)
                                                                      ------               ------------
              TOTAL NET ASSETS                                        100.00%              $57,892,286
                                                                      ------               ------------
                                                                      ------               ------------

--------------------------------------------------------------------
  +  NON-INCOME EARNING SECURITIES.
(F)  YIELD TO MATURITY.
     *COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $  12,319,316
Gross Unrealized Depreciation      (3,708,814)
                                -------------
NET UNREALIZED APPRECIATION     $   8,610,502
                                -------------
                                -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

U.S. GOVERNMENT INCOME FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             U.S. GOVERNMENT AGENCY SECURITIES - 51.56%
             ADJUSTABLE RATE MORTGAGES - 0.92%
$    22,768  GNMA #8109 (CMT)                                     6.75 %        03/20/16   $     23,223
     39,766  GNMA #8119 (CMT)                                     6.75          04/20/16         40,760
     12,016  GNMA #8137 (CMT)                                     6.75          06/20/16         12,316
      7,005  GNMA #8268 (CMT)                                     7.13          08/20/17          7,193
     19,079  GNMA #8292 (CMT)                                     6.75          11/20/17         19,448
     34,966  GNMA #8293 (CMT)                                     6.75          12/20/17         35,709
      9,254  GNMA #8310 (CMT)                                     6.75          01/20/18          9,457
     40,387  GNMA #8392 (CMT)                                     7.13          08/20/18         41,372
     39,543  GNMA #8393 (CMT)                                     7.13          08/20/18         40,531
     23,315  GNMA #8429 (CMT)                                     6.75          11/20/18         23,825
    124,779  GNMA #8761 (CMT)                                     6.50          03/20/21        126,884
                                                                                           ------------

                                                                                           $    380,718

             FEDERAL AGENCY - OTHER - 23.79%
$10,000,000  Tennessee Valley Authority                           6.38 %        06/15/05   $  9,893,700

             FIXED RATE MORTGAGES - 23.50%
$    49,067  FHLMC #275825                                        9.50 %        08/01/16   $     51,578
     19,040  FHLMC #303953                                        9.00          10/01/17         19,700
     48,449  FHLMC #304114                                        9.00          05/01/18         50,129
    126,984  FHLMC #304398                                        9.00          06/01/18        132,597
     47,735  FHLMC #305831                                       10.00          08/01/18         51,642
      9,694  FHLMC #307323                                        9.50          09/01/18         10,184
     75,023  FHLMC #307637                                        9.50          07/01/16         78,799
     43,589  FHLMC #307915                                        9.50          10/01/18         45,838
      6,476  FHLMC #308074                                        9.50          10/01/18          6,812
     26,844  FHLMC #360020                                       10.00          01/01/18         29,041
     36,290  FHLMC #360045                                       10.00          02/01/19         39,035
     56,489  FHLMC #532468                                        9.50          04/01/19         59,380
     22,508  GNMA #150499                                        10.50          03/15/16         24,830
    135,852  GNMA #17087                                          9.00          09/15/16        143,696
    176,241  GNMA #173055                                         9.00          09/15/16        186,418
    112,551  GNMA #176892                                         9.00          10/15/16        119,447
    546,789  GNMA #190848                                         9.00          01/15/17        578,360

U.S. GOVERNMENT INCOME FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             U.S. GOVERNMENT AGENCY SECURITIES (CONTINUED)
$   204,190  GNMA #191961                                         9.00 %        02/15/20   $    215,172
     58,354  GNMA #202624                                         9.00          11/15/19         61,554
    116,730  GNMA #236877                                         9.00          04/15/18        123,250
     81,057  GNMA #285963                                         9.00          01/15/20         85,416
     19,348  GNMA #289319                                         9.00          11/15/20         20,388
    197,390  GNMA #303235                                         9.00          05/15/21        207,321
    223,231  GNMA #304653                                         9.00          09/15/21        234,461
      9,081  GNMA #314150                                         9.00          10/15/21          9,538
  2,105,346  GNMA #319413                                         7.25          12/15/18      2,096,251
     19,220  GNMA #33080                                          9.00          08/15/22         20,187
     45,854  GNMA #335400                                         9.00          12/15/22         48,161
  1,942,746  GNMA #358863                                         7.25          01/15/24      1,934,295
  1,071,328  GNMA II #1124                                       11.00          01/20/19      1,162,723
    531,688  GNMA II #1221                                       11.00          07/20/19        577,046
    170,037  GNMA II #1562                                       10.00          02/20/21        181,672
     62,725  GNMA II #167269                                     10.00          04/20/16         67,135
     91,763  GNMA II #194221                                     10.00          09/20/20         98,042
    372,495  GNMA II #266120                                     10.00          08/20/19        398,823
     11,617  GNMA II #272537                                     10.00          08/20/19         12,433
     18,691  GNMA II #278055                                     10.00          07/20/19         20,005
     83,118  GNMA II #289000                                     10.00          05/20/20         88,806
    251,256  GNMA II #85                                         10.00          02/20/22        268,449
    198,315  GNMA II #908                                        10.00          01/20/18        211,886
                                                                                           ------------

                                                                                           $  9,770,500

             U.S. GOVERNMENT AGENCY NOTES - 3.36%
$ 1,700,000  FNMA Principal Strip                                 7.58 %(F)     03/09/22   $  1,396,295
                                                                                           ------------

             TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                       $ 21,441,213
             (Cost $21,284,705)

U.S. GOVERNMENT INCOME FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             U.S. TREASURY SECURITIES - 44.50%
             U.S. TREASURY BONDS - 41.96%
$ 2,000,000  U.S. Treasury Bonds                                  7.63 %        02/15/25   $  2,258,740
  6,000,000  U.S. Treasury Bonds                                 11.63          11/15/04      8,248,140
  4,500,000  U.S. Treasury Bonds                                 12.50          08/15/14      6,940,530
                                                                                           $ 17,447,410
             U.S. TREASURY NOTES - 2.54%
$ 1,000,000  U.S. Treasury Notes                                  7.50 %        10/31/99   $  1,056,090
                                                                                           ------------

             TOTAL U.S. TREASURY SECURITIES                                                $ 18,503,500
             (Cost $19,022,502)

             SHORT-TERM INSTRUMENTS - 3.46%
             REPURCHASE AGREEMENTS - 3.45%
$ 1,438,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.10 %        07/03/95   $  1,438,000
             (Cost $1,438,000)

             TOTAL INVESTMENTS IN SECURITIES
             (Cost $41,745,207)* (Notes 1 and 3)                       99.52%                41,382,713
              Other Assets and Liabilities, Net                         0.48%                   198,377
                                                                      ------               ------------

              TOTAL NET ASSETS                                        100.00%              $ 41,581,090
                                                                      ------               ------------
                                                                      ------               ------------

--------------------------------------------------------------------

(F)  YIELD TO MATURITY.
     *COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $     379,808
Gross Unrealized Depreciation        (742,302)
                                -------------

NET UNREALIZED DEPRECIATION     ($    362,494)
                                -------------
                                -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE RATE GOVERNMENT FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             U.S. GOVERNMENT AGENCY SECURITIES - 108.69%
             ADJUSTABLE RATE MORTGAGES - 90.10%
$ 1,190,065  FHLMC #395009 (COFI)                                 6.03 %        06/01/29   $  1,187,089
  3,175,120  FHLMC #607289 (CMT)                                  7.61          09/01/22      3,256,467
  5,909,632  FHLMC #607420 (CMT)                                  7.39          10/01/22      6,035,211
  4,190,881  FHLMC #607480 (CMT)                                  7.47          10/01/22      4,264,221
  3,334,763  FHLMC #607635 (CMT)                                  7.58          12/01/22      3,426,469
  2,917,116  FHLMC #607726 (CMT)                                  7.68          01/01/23      3,000,983
 14,317,424  FHLMC #607785 (CMT)                                  7.75          02/01/23     14,621,669
  2,614,295  FHLMC #640065 (CMT)                                  7.37          01/01/18      2,663,313
  8,468,864  FHLMC #755102 (CMT)                                  6.86          06/01/18      8,570,986
    218,840  FHLMC #770641 (COFI)                                 6.00          02/01/19        216,240
  7,590,783  FHLMC #845014 (CMT)                                  8.13          06/01/00      7,941,857
 11,317,685  FHLMC #845130 (CMT)                                  7.06          06/01/22     11,531,703
     56,706  FHLMC #845410 (CMT)                                  7.04          07/01/23         57,379
 53,172,219  FHLMC #845535 (CMT)                                  7.44          10/01/23     55,008,256
     24,896  FHLMC #845613 (CMT)                                  5.62          01/01/24         25,274
 40,415,931  FHLMC #845752 (CMT)                                  6.00          05/01/24     40,674,997
 40,794,560  FHLMC #845790 (CMT)                                  7.10          05/01/24     41,847,060
 26,530,172  FHLMC #845897 (CMT)                                  7.45          06/01/24     26,848,003
 36,181,396  FHLMC #845916 (CMT)                                  6.66          09/01/24     36,851,114
 24,872,939  FHLMC #845969 (6 month LIBOR)                        6.38          12/01/24     25,552,965
    520,353  FHLMC #845980 (CMT)                                  7.51          06/01/30        531,723
 21,267,982  FHLMC TBA (CMT)                                      7.28          07/25/95     21,892,729
 38,943,521  FHLMC-Giant #846101 (CMT)                            7.47          05/01/25     39,892,770
  3,916,834  FNMA #110933 (CMT)                                   7.57          09/01/18      4,036,767
  1,625,709  FNMA #123496 (COFI)                                  5.42          07/01/27      1,609,451
 33,542,935  FNMA #124764 (CMT)                                   7.60          03/01/23     34,360,377
  8,762,152  FNMA #124862 (CMT)                                   7.87          05/01/23      8,893,584
  7,844,053  FNMA #124972 (CMT)                                   6.85          08/01/23      7,927,357

VARIABLE RATE GOVERNMENT FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             U.S. GOVERNMENT AGENCY SECURITIES (CONTINUED)
$10,434,574  FNMA #136014 (COFI)                                  5.41 %        05/01/18   $ 10,842,044
 31,173,250  FNMA #190166 (CMT)                                   5.77          11/01/23     31,874,648
 56,925,268  FNMA #190726 (CMT)                                   7.93          03/01/33     58,668,319
 10,583,102  FNMA #190826 (CMT)                                   7.40          03/01/24     10,893,928
 25,408,215  FNMA #190878 (CMT)                                   6.10          06/01/24     25,805,091
 36,841,058  FNMA #303336 (CMT)                                   7.50          05/31/25     37,692,823
 24,785,955  FNMA #303349 (CMT)                                   6.36          05/01/24     25,173,111
 11,086,669  FNMA #303386 (CMT)                                   5.91          06/01/25     11,228,717
  1,619,555  FNMA #60585 (COFI)                                   6.50          11/01/17      1,589,188
    667,788  FNMA #60588 (COFI)                                   6.50          01/01/18        654,432
  1,653,505  FNMA #60590 (COFI)                                   6.50          02/01/18      1,622,502
  1,167,436  FNMA #64083 (COFI)                                   5.51          05/01/18      1,165,241
  8,128,652  FNMA #70009 (CMT)                                    7.30          04/01/18      8,265,783
 10,070,308  FNMA #70186 (CMT)                                    7.52          05/01/21     10,208,775
  4,920,099  FNMA #70485 (CMT)                                    6.81          04/01/27      4,987,750
  1,835,435  FNMA #70911 (COFI)                                   6.36          06/01/19      1,846,906
  1,261,051  FNMA #70947 (COFI)                                   5.93          12/01/28      1,248,441
  5,481,956  FNMA #90031 (CMT)                                    7.94          01/01/20      5,584,743
  6,600,000  FNMA TBA (CMT)                                       6.59          07/28/95      6,583,500
 10,000,000  FNMA TBA (COFI)                                      6.31          07/25/25     10,081,200
    178,198  GNMA II #8623 (CMT)                                  7.50          04/20/25        182,569
  2,842,098  GNMA II #8633 (CMT)                                  7.50          05/20/25      2,979,762
  1,960,000  GNMA II #8644 (CMT)                                  7.50          06/20/25      2,053,345
  1,522,183  GNMA II #8998 (CMT)                                  6.50          06/20/22      1,552,383
 10,000,000  GNMA TBA (CMT)                                       7.00          07/25/25      9,884,375
                                                                                           ------------

                                                                                           $695,395,590

VARIABLE RATE GOVERNMENT FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             U.S. GOVERNMENT AGENCY SECURITIES (CONTINUED)
             REAL ESTATE MORTGAGE INVESTMENT
               CONDUITS - 18.60%
$ 4,029,016  FHLMC 1421SA                                         6.36 %        11/15/22   $  3,957,178
 12,759,902  FHLMC 1541KB                                         6.50          09/15/22     13,038,961
  8,749,072  FHLMC 1556 FA                                        6.01          08/15/13      8,266,998
 18,845,126  FHLMC 1609LA                                         5.91          11/15/23     18,283,353
 14,924,601  FHLMC 1614VA                                         6.06          05/15/23     13,901,818
 18,709,658  FHLMC G-18 A                                         5.75          09/25/23     18,604,510
  9,294,421  FNMA 1993-198FA                                      6.06          10/25/23      9,053,881
 18,000,000  FNMA 1993-199FA                                      6.64          10/25/23     17,437,320
 20,576,740  FNMA 1994-15 F                                       6.74          02/25/24     20,231,462
  8,344,327  FNMA 1995-210 FL                                     6.01          09/25/23      8,261,468
 13,149,999  FNMA 94-36 FB                                        6.36          03/25/24     12,504,071
                                                                                           ------------

                                                                                           $143,541,020

             TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                       $838,936,610
             (Cost $841,419,840)

             SHORT-TERM INSTRUMENTS - 5.62%
             U.S. TREASURY BILLS - 4.02%
$23,000,000  U.S. Treasury Bills                                  5.64 %(F)     12/21/95   $ 22,406,830
  9,000,000  U.S. Treasury Bills                                  5.64 (F)      04/04/96      8,626,680
                                                                                           ------------
                                                                                           $ 31,033,510


VARIABLE RATE GOVERNMENT FUND -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

             SHORT-TERM INSTRUMENTS (CONTINUED)
             REPURCHASE AGREEMENTS - 1.60%
$12,372,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.10          07/03/95   $ 12,372,000
                                                                                           ------------

             TOTAL SHORT-TERM INSTRUMENTS                                                  $ 43,405,510
             (Cost $43,397,467)
             TOTAL INVESTMENTS IN SECURITIES
             (Cost $884,817,307)* (Notes 1 and 3)                     114.32 %             $882,342,120
              Other Assets and Liabilities, Net                       (14.32)%             (110,503,396)
                                                                      ------               ------------

              TOTAL NET ASSETS                                        100.00%              $771,838,724
                                                                      ------               ------------
                                                                      ------               ------------

--------------------------------------------------------------------

(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $   4,729,526
Gross Unrealized Depreciation      (7,204,713)
                                -------------

NET UNREALIZED DEPRECIATION     ($  2,475,187)
                                -------------
                                -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
June 30, 1995

                                                                        CALIFORNIA
                                         ASSET        CALIFORNIA          TAX-FREE
                                    ALLOCATION          TAX-FREE             MONEY
                                          FUND         BOND FUND       MARKET FUND
----------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market
    value (see cost below)         $60,649,950      $283,477,291      $317,510,488
  Cash                                   2,247                28           408,379
Receivables:
  Dividends and Interest               113,607         4,933,672         2,426,194
  Fund shares sold                       1,000            24,214                 0
  Investment securities sold                 0                 0                 0
  Due from administrator
    (Note 2)                                 0                 0                 0
Organization expenses, net
  of amortization                       13,034             3,095                 0
Prepaid expenses                         8,240                 0                86
TOTAL ASSETS                        60,788,078       288,438,300       320,345,147
LIABILITIES
Payables:
  Investment securities
    purchased                                0         1,006,700        18,277,020
  Distribution to
    shareholders                       323,049         1,288,182           703,805
  Fund shares redeemed                  75,481           157,281                 0
  Due to sponsor and
    distributor (Note 2)                61,595           264,659           440,452
  Due to advisor (Note 2)               37,466           119,059            67,183
Other                                   19,443           181,899            96,806
TOTAL LIABILITIES                      517,034         3,017,780        19,585,266
TOTAL NET ASSETS
                                   $60,271,044      $285,420,520      $300,759,881
NET ASSETS CONSIST OF:
  Paid-in capital, Class A*        $40,742,876      $264,363,073      $300,855,579
  Paid-in capital, Class D
    or I                            11,658,231         7,987,422                 0
  Undistributed
    (overdistributed) net
    investment income                        0           (15,018)                0
  Undistributed net realized
    gain(loss) on
    investments                      1,085,602         7,226,398           (95,698)
  Net unrealized
    appreciation
    (depreciation) of
    investments                      6,784,335         5,858,645                 0
TOTAL NET ASSETS                   $60,271,044      $285,420,520      $300,759,881
COMPUTATION OF NET ASSET
 VALUE AND OFFERING PRICE
 (NOTE 4)
Net assets - Class A*              $48,329,397      $278,174,555      $300,759,881
Shares outstanding - Class
  A*                                 3,870,248        26,015,928       300,855,583
Net asset value per share -
  Class A*                              $12.49            $10.69             $1.00
Maximum offering price per
  share - Class A*                     $13.08+           $11.19+             $1.00
Net assets - Class D or I          $11,941,647        $7,245,965               N/A
Shares outstanding - Class D
  or I                                 769,581           518,969               N/A
Net asset value and offering
  price per share - Class D
  or I                                  $15.52            $13.96               N/A
INVESTMENTS AT COST (NOTE 3)       $53,865,615      $277,618,646      $317,510,488

--------------------------------------------------------------------
 * INCLUDES FUNDS WITH A SINGLE CLASS.
** MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON
   INVESTMENTS OF $100,000 OR MORE THE OFFERING PRICE IS REDUCED.
 + MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON
   INVESTMENTS OF $100,000 OR MORE THE OFFERING PRICE IS REDUCED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                        SHORT-TERM        SHORT-TERM
                                         MONEY         MUNICIPAL       GOVERNMENT-         MUNICIPAL         STRATEGIC
                                        MARKET            INCOME         CORPORATE            INCOME            GROWTH
                                          FUND              FUND       INCOME FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In  securities,  at market
    value (see cost below)        $477,212,326       $80,188,048          $491,326       $14,851,046       $59,051,854
  Cash                                  10,657               413                 0                 0               370
Receivables:
  Dividends and Interest               641,347         1,309,204             2,290            54,962             7,485
  Fund shares sold                           0                98                 0                 0           247,472
  Investment securities sold                 0                 0                 0                 0           346,250
  Due   from   administrator
    (Note 2)                                 0                 0                 0                 0                 0
Organization  expenses,  net
  of amortization                       15,940            36,187            69,930            57,952            43,137
Prepaid expenses                         9,423             1,321             2,118             5,590            10,120
TOTAL ASSETS                       477,889,693        81,535,271           565,664        14,969,550        59,706,688
LIABILITIES
Payables:
  Investment securities
    purchased                                0                 0                 0                 0         1,498,888
  Distribution to
    shareholders                     1,906,650           359,681             2,178            50,412                 0
  Fund shares redeemed                       0            91,900                 0                 0           184,373
  Due   to    sponsor    and
    distributor (Note 2)               269,026           100,010            78,600            85,085            57,059
  Due to advisor (Note 2)               97,957            25,670             2,331               864            27,303
Other                                   95,896            86,045            30,665            25,245            46,779
TOTAL LIABILITIES                    2,369,529           663,306           113,774           161,606         1,814,402
TOTAL NET ASSETS                  $475,520,164       $80,871,965          $451,890       $14,807,944       $57,892,286

NET ASSETS CONSIST OF:
  Paid-in capital, Class A*       $347,948,557       $68,425,170          $450,543       $14,683,264       $28,745,805
  Paid-in  capital,  Class D
    or I                           127,609,753        15,907,232               N/A               N/A        14,730,909
  Undistributed
    (overdistributed) net
    investment income                        0           (36,071)                0                 0          (699,968)
  Undistributed net realized
    gain(loss) on
    investments                        (38,146)       (3,991,884)            1,054            (1,339)        6,505,038
  Net unrealized
    appreciation
    (depreciation) of
    investments                              0           567,518               293           126,019         8,610,502
TOTAL NET ASSETS                  $475,520,164       $80,871,965          $451,890       $14,807,944       $57,892,286
COMPUTATION  OF  NET   ASSET
 VALUE  AND  OFFERING  PRICE
 (NOTE 4)
Net assets - Class A*             $347,910,986       $66,310,085          $451,890       $14,807,944       $39,052,509
Shares outstanding  -  Class
  A*                               347,948,514         6,336,396            90,149         2,967,662         2,289,399
Net  asset value per share -
  Class A*                               $1.00            $10.46             $5.01             $4.99            $17.06
Maximum offering  price  per
  share - Class A*                       $1.00            $10.78**           $5.16**           $5.14**          $17.86+
Net assets - Class D or I         $127,609,178       $14,561,880               N/A               N/A       $18,839,777
Shares outstanding - Class D
  or I                             127,609,753         1,027,527               N/A               N/A           890,580
Net asset value and offering
  price  per share - Class D
  or I                                   $1.00            $14.17               N/A               N/A            $21.15
INVESTMENTS AT COST (NOTE 3)      $477,212,326       $79,620,530               N/A               N/A       $50,441,352

--------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1995

                               U.S. GOVERNMENT     U.S. TREASURY     VARIABLE RATE
                                        INCOME      MONEY MARKET        GOVERNMENT
                                          FUND              FUND              FUND
----------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market
    value (see cost below)         $41,382,713      $212,716,383      $882,342,120
  Cash                                     316             4,264             4,357
Receivables:
  Dividends and Interest               464,855                 0         6,856,308
  Fund shares sold                      27,851                 0                 0
  Investment securities sold             1,828                 0        11,161,161
  Due from administrator
    (Note 2)                                 0             4,586                 0
Organization expenses, net
  of amortization                       11,092            29,056            20,383
Prepaid expenses                        13,619             1,276                 0
TOTAL ASSETS                        41,902,274       212,755,565       900,384,329
LIABILITIES
Payables:
  Investment securities
    purchased                                0                 0       120,484,085
  Distribution to
    shareholders                       230,263           861,605         3,837,280
  Fund shares redeemed                  36,192                 0         2,507,219
  Due to sponsor and
    distributor (Note 2)                24,310           273,734           592,443
  Due to advisor (Note 2)               11,719                 0           291,133
Other                                   18,700            33,384           833,445
TOTAL LIABILITIES                      321,184         1,168,723       128,545,605
TOTAL NET ASSETS                   $41,581,090      $211,586,842      $771,838,724

NET ASSETS CONSIST OF:
  Paid-in capital, Class A*        $39,344,194      $187,768,219      $911,660,298
  Paid-in capital, Class D
    or I                             4,160,199        23,870,597        11,081,488
  Undistributed
    (overdistributed) net
    investment income                  (12,644)                0                 0
  Undistributed net realized
    gain(loss) on
    investments                     (1,548,165)          (51,974)     (148,427,875)
  Net unrealized
    appreciation
    (depreciation) of
    investments                       (362,494)                0        (2,475,187)
TOTAL NET ASSETS                   $41,581,090      $211,586,842      $771,838,724
COMPUTATION OF NET ASSET
 VALUE AND OFFERING PRICE
 (NOTE 4)
Net assets - Class A*              $38,286,316      $187,718,276      $761,846,888
Shares outstanding - Class
  A*                                 3,664,054       187,768,220        81,790,651
Net asset value per share -
  Class A*                              $10.45             $1.00             $9.31
Maximum offering price per
  share - Class A*                      $10.94+            $1.00             $9.60**
Net assets - Class D or I           $3,294,774       $23,868,566        $9,991,836
Shares outstanding - Class D
  or I                                 230,651        23,870,597           717,578
Net asset value and offering
  price per share - Class D
  or I                                  $14.28             $1.00            $13.92
INVESTMENTS AT COST (NOTE 3)       $41,745,207      $212,716,383      $884,817,307

--------------------------------------------------------------------
 * INCLUDES FUNDS WITH A SINGLE CLASS.
** MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON
   INVESTMENTS OF $100,000 OR MORE THE OFFERING PRICE IS REDUCED.
 + MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON
   INVESTMENTS OF $100,000 OR MORE THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 1995

                                                                        CALIFORNIA
                                         ASSET        CALIFORNIA          TAX-FREE
                                    ALLOCATION          TAX-FREE             MONEY
                                          FUND         BOND FUND       MARKET FUND
----------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                         $  556,430        $        0        $        0
  Interest                             594,678         9,145,445         5,386,764
TOTAL INVESTMENT INCOME
 (NOTE 5)                            1,151,108         9,145,445         5,386,764
EXPENSES (NOTE 2)
  Advisory fees                        197,388           715,790           612,243
  Administration fees                   28,194           193,312           137,280
  Custody fees                               0            26,033            26,154
  Service fees                          13,811             9,413                 0
  Portfolio accounting fees                  0            59,242            57,958
  Transfer agency fees                  24,987            83,249            20,453
  Distribution fees                     98,109            65,045            68,641
  Amortization of
    organization expenses                2,092               580                 0
  Legal and audit fees                  16,315            22,915            22,521
  Registration fees                     27,280            10,783             4,959
  Directors' fees                        2,975             2,480             2,480
  Shareholder reports                    7,438            30,739             3,223
  Other                                  3,138            27,023             8,450
TOTAL EXPENSES                         421,727         1,246,604           964,362
Less:
  Waived fees and reimbursed
    expenses (Note 2)                  (14,400)         (571,370)          (17,234)
NET EXPENSES                           407,327           675,234           947,128
NET INVESTMENT INCOME (LOSS)           743,781         8,470,211         4,439,636
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss)
    on sale of investments           1,085,602         7,226,398           (14,988)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                      7,863,987         6,423,193                 0
NET GAIN (LOSS) ON
 INVESTMENTS                         8,949,589        13,649,591           (14,988)
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          $9,693,370       $22,119,802        $4,424,648

--------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 1995

                                                                        SHORT-TERM
                                         MONEY         MUNICIPAL       GOVERNMENT-
                                        MARKET            INCOME         CORPORATE
                                          FUND              FUND       INCOME FUND
----------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                        $         0        $        0           $     0
  Interest                          11,399,083         2,716,643             7,342
TOTAL INVESTMENT INCOME
 (NOTE 5)                           11,399,083         2,716,643             7,342
EXPENSES (NOTE 2)
  Advisory fees                        468,085           217,637                 0
  Administration fees                  187,234            43,741               178
  Custody fees                          34,825             7,745                 0
  Service fees                               0            19,115                 0
  Portfolio accounting fees             67,456            37,783                 0
  Transfer agency fees                  25,580            26,813                 0
  Distribution fees                    402,810            91,210               297
  Amortization of
    organization expenses                1,915            14,064             7,756
  Legal and audit fees                  20,361            16,626            19,780
  Registration fees                     12,479            35,075            34,712
  Directors' fees                        2,480             2,480             1,339
  Shareholder reports                    7,439            17,452             4,960
  Other                                  5,871             7,393             1,488
TOTAL EXPENSES                       1,236,535           537,134            70,510
Less:
  Waived fees and reimbursed
    expenses (Note 2)                  (83,519)         (227,674)          (70,152)
NET EXPENSES                         1,153,016           309,460               358
NET INVESTMENT INCOME (LOSS)        10,246,067         2,407,183             6,984
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss)
    on sale of investments*                 45          (390,953)            1,054
  Net change in unrealized
    appreciation
    (depreciation) of
    investments*                             0         5,384,340             1,670
NET GAIN (LOSS) ON
 INVESTMENTS                                45         4,993,387             2,724
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS         $10,246,112        $7,400,570            $9,708

--------------------------------------------------------------------
* FOR THE SHORT-TERM GOVERNMENT-CORPORATE INCOME FUND AND THE SHORT-TERM MUNICIPAL INCOME FUND THE REALIZED AND UNREALIZED GAINS AND LOSSES ARE ALLOCATED FROM THEIR CORRESPONDING MASTER PORTFOLIO.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SHORT-TERM
                                     MUNICIPAL         STRATEGIC   U.S. GOVERNMENT     U.S. TREASURY     VARIABLE RATE
                                        INCOME            GROWTH            INCOME      MONEY MARKET        GOVERNMENT
                                          FUND              FUND              FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                           $      0        $   90,762        $        0        $        0       $         0
  Interest                             296,472            61,604         1,601,367         5,917,639        29,713,693
TOTAL   INVESTMENT    INCOME
 (NOTE 5)                              296,472           152,366         1,601,367         5,917,639        29,713,693
EXPENSES (NOTE 2)
  Advisory fees                              0           116,310            99,975           257,510         2,247,438
  Administration fees                    9,052            35,083            19,995           103,004           499,076
  Custody fees                               0             9,500            12,621            20,177            84,525
  Service fees                               0            20,163             4,362                 0            13,634
  Portfolio accounting fees                  0            28,273            27,098            51,097           120,394
  Transfer agency fees                       0            17,419            27,168            18,893            43,507
  Distribution fees                     15,087            98,798            14,702           240,231         1,137,352
  Amortization of
    organization expenses                9,695             7,389             1,736             5,385             9,608
  Legal and audit fees                  19,682            13,154             9,414            20,519            91,933
  Registration fees                     30,438            19,712            21,521            22,411            50,088
  Directors' fees                        1,339             2,480             2,480             2,480             2,480
  Shareholder reports                    4,959            12,397             9,917            11,205            21,630
  Other                                  1,488             3,454             6,005             2,453            72,429
TOTAL EXPENSES                          91,740           384,132           256,994           755,365         4,394,094
Less:
  Waived fees and reimbursed
    expenses (Note 2)                  (70,442)          (31,286)          (66,764)         (104,184)         (713,542)
NET EXPENSES                            21,298           352,846           190,230           651,181         3,680,552
NET INVESTMENT INCOME (LOSS)           275,174          (200,480)        1,411,137         5,266,458        26,033,141
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net  realized  gain (loss)
    on sale of investments*               (264)        6,505,038          (335,352)          (39,534)       (3,967,504)
  Net change  in  unrealized
    appreciation
    (depreciation) of
    investments*                       154,399         5,966,134         3,523,042                 0        17,108,703
NET GAIN (LOSS) ON
 INVESTMENTS                           154,135        12,471,172         3,187,690           (39,534)       13,141,199
NET  INCREASE IN  NET ASSETS
 RESULTING FROM OPERATIONS            $429,309       $12,270,692        $4,598,827        $5,226,924       $39,174,340

--------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                           ASSET ALLOCATION FUND
                              ----------------------------------
                                                         FOR THE
                                   (UNAUDITED)        YEAR ENDED
                              SIX MONTHS ENDED      DECEMBER 31,
                                 JUNE 30, 1995              1994
----------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
  Net investment income
    (loss)                          $  743,781        $1,490,375
  Net realized gain (loss)
    on sale of investments           1,085,602         3,975,711
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                      7,863,987        (6,051,202)
NET INCREASE (DECREASE)
 RESULTING FROM OPERATIONS           9,693,370          (585,116)
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    CLASS A*                          (631,711)       (1,253,254)
    CLASS D OR I                      (112,070)         (192,825)
  In excess of net
    investment income
    CLASS A*                                 0                 0
    CLASS D OR I                             0                 0
  From net realized gain on
    sales of investments
    CLASS A*                                 0        (3,165,196)
    CLASS D OR I                             0          (766,987)
  In excess of net realized
    gain on sales of
    investments
  From tax return of capital
    CLASS A*                                 0                 0
    CLASS D OR I                             0                 0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    - Class A*                       1,876,897         5,857,662
  Reinvestment of dividends
    - Class A*                       3,583,022           694,596
  Cost of shares redeemed -
    Class A*                        (4,635,861)      (14,543,493)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS
 A*                                    824,058        (7,991,235)
  Proceeds from shares sold
    - Class D or I                   1,671,125         5,046,708
  Reinvestment of dividends
    - Class D or I                     755,270            87,663
  Cost of shares redeemed -
    Class D or I                    (2,034,587)       (3,194,348)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS
 D OR I                                391,808         1,940,023
INCREASE (DECREASE) IN NET
 ASSETS                             10,165,455       (12,014,590)
NET ASSETS:
Beginning net assets                50,105,589        62,120,179
ENDING NET ASSETS                  $60,271,044       $50,105,589
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A*               162,322           497,697
  Shares issued in
    reinvestment of
    dividends - Class A*               333,830            60,791
  Shares redeemed - Class A*          (404,760)       (1,244,313)
NET INCREASE (DECREASE) IN
 SHARES OUTSTANDING - CLASS
 A*                                     91,392          (685,825)
  Shares sold - Class D or I           116,143           344,653
  Shares issued in
    reinvestment of
    dividends - Class D or I            56,685             6,181
  Shares redeemed - Class D
    or I                              (142,292)         (221,506)
NET INCREASE (DECREASE) IN
 SHARES OUTSTANDING - CLASS
 D OR I                                 30,536           129,328

--------------------------------------------------------------------
* INCLUDES FUNDS WITH A SINGLE CLASS.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                    CALIFORNIA TAX-FREE MONEY MARKET
                                   CALIFORNIA TAX-FREE BOND FUND                                FUND
                              ----------------------------------  ----------------------------------
                                                         FOR THE                             FOR THE
                                   (UNAUDITED)        YEAR ENDED       (UNAUDITED)        YEAR ENDED
                              SIX MONTHS ENDED      DECEMBER 31,  SIX MONTHS ENDED      DECEMBER 31,
                                 JUNE 30, 1995              1994     JUNE 30, 1995              1994
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE)  IN  NET
 ASSETS
OPERATIONS:
  Net    investment   income
    (loss)                          $8,470,211       $19,402,678        $4,439,636        $7,235,197
  Net realized  gain  (loss)
    on sale of investments           7,226,398         4,054,017           (14,988)          (76,188)
  Net  change  in unrealized
    appreciation
    (depreciation) of
    investments                      6,423,193       (39,374,337)                0                 0
NET   INCREASE    (DECREASE)
 RESULTING FROM OPERATIONS          22,119,802       (15,917,642)        4,424,648         7,159,009
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    CLASS A*                        (8,274,628)      (18,973,436)       (4,439,636)       (7,235,197)
    CLASS D OR I                      (195,583)         (429,242)              N/A               N/A
  In excess of net
    investment income
    CLASS A*                                 0                 0                 0                 0
    CLASS D OR I                             0                 0               N/A               N/A
  From  net realized gain on
    sales of investments
    CLASS A*                                 0        (3,947,872)                0                 0
    CLASS D OR I                             0          (106,145)              N/A               N/A
  In excess of net  realized
    gain    on    sales   of
    investments
  From tax return of capital
    CLASS A*                                 0                 0                 0                 0
    CLASS D OR I                             0                 0               N/A               N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares  sold
    - Class A*                       6,730,172        15,317,908       278,813,656       630,837,073
  Reinvestment  of dividends
    - Class A*                       6,967,983        14,574,219         1,434,791         2,663,580
  Cost of shares redeemed  -
    Class A*                       (21,916,484)      (80,201,764)     (267,882,971)     (742,727,104)
NET  INCREASE IN  NET ASSETS
 RESULTING   FROM    CAPITAL
 SHARE  TRANSACTIONS - CLASS
 A*                                 (8,218,329)      (50,309,637)       12,365,476      (109,226,451)
  Proceeds from shares  sold
    - Class D or I                     972,595         2,864,757               N/A               N/A
  Reinvestment  of dividends
    - Class D or I                     184,156           348,941               N/A               N/A
  Cost of shares redeemed  -
    Class D or I                    (1,618,482)       (2,499,120)              N/A               N/A
NET  INCREASE IN  NET ASSETS
 RESULTING   FROM    CAPITAL
 SHARE  TRANSACTIONS - CLASS
 D OR I                               (461,731)          714,578               N/A               N/A
INCREASE (DECREASE)  IN  NET
 ASSETS                              4,969,531       (88,969,396)       12,350,488      (109,302,639)
NET ASSETS:
Beginning net assets               280,450,989       369,420,385       288,409,393       397,712,032
ENDING NET ASSETS                 $285,420,520      $280,450,989      $300,759,881      $288,409,393
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A*               632,348         1,401,041       278,813,656       630,837,073
  Shares issued in
    reinvestment of
    dividends - Class A*               669,329         1,315,610         1,434,791         2,663,580
  Shares redeemed - Class A*        (2,066,034)       (7,464,971)     (267,882,971)     (742,727,100)
NET  INCREASE  (DECREASE) IN
 SHARES OUTSTANDING -  CLASS
 A*                                   (764,357)       (4,748,320)       12,365,476      (109,226,447)
  Shares sold - Class D or I            70,148           197,191               N/A               N/A
  Shares issued in
    reinvestment of
    dividends - Class D or I            13,534            24,268               N/A               N/A
  Shares  redeemed - Class D
    or I                              (116,348)         (179,799)              N/A               N/A
NET INCREASE  (DECREASE)  IN
 SHARES  OUTSTANDING - CLASS
 D OR I                                (32,666)           41,660               N/A               N/A

--------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                               MONEY MARKET FUND
                              ----------------------------------
                                                         FOR THE
                                   (UNAUDITED)        YEAR ENDED
                              SIX MONTHS ENDED      DECEMBER 31,
                                 JUNE 30, 1995              1994
----------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
  Net investment income
    (loss)                         $10,246,067       $11,484,645
  Net realized gain (loss)
    on sale of investments                  45           (36,799)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                              0                 0
NET INCREASE (DECREASE)
 RESULTING FROM OPERATIONS          10,246,112        11,447,846
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    CLASS A*                        (8,728,806)      (11,414,964)
    CLASS D OR I                    (1,517,261)          (69,681)
  In excess of net
    investment income
    CLASS A*                                 0                 0
    CLASS D OR I                             0                 0
  From net realized gain on
    sales of investments
    CLASS A*                                 0                 0
    CLASS D OR I                             0                 0
  In excess of net realized
    gain on sales of
    investments
  From tax return of capital
    CLASS A*                                 0                 0
    CLASS D OR I                             0                 0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    - Class A*                     887,095,686     1,991,327,766
  Reinvestment of dividends
    - Class A*                       3,851,757         4,615,464
  Cost of shares redeemed -
    Class A*                      (850,914,329)   (1,916,112,891)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS
 A*                                 40,033,114        79,830,339
  Proceeds from shares sold
    - Class D or I                 241,919,895        19,768,852
  Reinvestment of dividends
    - Class D or I                   1,015,908            26,043
  Cost of shares redeemed -
    Class D or I                  (126,563,561)       (8,557,384)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS
 D OR I                            116,372,242        11,237,511
INCREASE (DECREASE) IN NET
 ASSETS                            156,405,401        91,031,051
NET ASSETS:
Beginning net assets               319,114,763       228,083,712
ENDING NET ASSETS                 $475,520,164      $319,114,763
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A*           887,095,686     1,991,327,765
  Shares issued in
    reinvestment of
    dividends - Class A*             3,851,757         4,615,464
  Shares redeemed - Class A*      (850,914,329)   (1,916,112,891)
NET INCREASE (DECREASE) IN
 SHARES OUTSTANDING - CLASS
 A*                                 40,033,114        79,830,338
  Shares sold - Class D or I       241,919,895        19,768,852
  Shares issued in
    reinvestment of
    dividends - Class D or I         1,015,908            26,043
  Shares redeemed - Class D
    or I                          (126,563,561)       (8,557,384)
NET INCREASE (DECREASE) IN
 SHARES OUTSTANDING - CLASS
 D OR I                            116,372,242        11,237,511

--------------------------------------------------------------------
 * INCLUDES FUNDS WITH A SINGLE CLASS.
** THE FUND COMMENCED OPERATIONS ON SEPTEMBER 19, 1994.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                    SHORT-TERM GOVERNMENT- CORPORATE
                                           MUNICIPAL INCOME FUND                         INCOME FUND
                              ----------------------------------  ----------------------------------
                                                         FOR THE                             FOR THE
                                   (UNAUDITED)        YEAR ENDED       (UNAUDITED)      PERIOD ENDED
                              SIX MONTHS ENDED      DECEMBER 31,  SIX MONTHS ENDED      DECEMBER 31,
                                 JUNE 30, 1995              1994     JUNE 30, 1995            1994**
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE)  IN  NET
 ASSETS
OPERATIONS:
  Net    investment   income
    (loss)                          $2,407,183        $6,025,578            $6,984            $1,538
  Net realized  gain  (loss)
    on sale of investments            (390,953)       (3,600,931)            1,054            (1,534)
  Net  change  in unrealized
    appreciation
    (depreciation) of
    investments                      5,384,340       (11,048,257)            1,670               157
NET   INCREASE    (DECREASE)
 RESULTING FROM OPERATIONS           7,400,570        (8,623,610)            9,708               161
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    CLASS A*                        (2,021,606)       (5,151,955)           (6,984)           (1,538)
    CLASS D OR I                      (385,577)         (873,623)              N/A               N/A
  In excess of net
    investment income
    CLASS A*                           (16,850)         (137,633)                0                 0
    CLASS D OR I                        (3,614)          (26,101)              N/A               N/A
  From  net realized gain on
    sales of investments
    CLASS A*                                 0                 0                 0                 0
    CLASS D OR I                             0                 0               N/A               N/A
  In excess of net  realized
    gain    on    sales   of
    investments
  From tax return of capital
    CLASS A*                                 0                 0                 0                 0
    CLASS D OR I                             0                 0               N/A               N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares  sold
    - Class A*                       1,905,703        14,853,144           349,018            97,090
  Reinvestment  of dividends
    - Class A*                       1,013,537         2,696,820             3,866               564
  Cost of shares redeemed  -
    Class A*                       (14,502,350)      (35,965,725)                0                 0
NET  INCREASE IN  NET ASSETS
 RESULTING   FROM    CAPITAL
 SHARE  TRANSACTIONS - CLASS
 A*                                (11,583,110)      (18,415,761)          352,884            97,654
  Proceeds from shares  sold
    - Class D or I                     302,181         6,605,791               N/A               N/A
  Reinvestment  of dividends
    - Class D or I                     148,369           363,289               N/A               N/A
  Cost of shares redeemed  -
    Class D or I                    (2,304,241)       (3,876,822)              N/A               N/A
NET  INCREASE IN  NET ASSETS
 RESULTING   FROM    CAPITAL
 SHARE  TRANSACTIONS - CLASS
 D OR I                             (1,853,691)        3,092,258               N/A               N/A
INCREASE (DECREASE)  IN  NET
 ASSETS                             (8,463,878)      (30,136,425)          355,608            96,277
NET ASSETS:
Beginning net assets                89,335,843       119,472,268            96,282                 5
ENDING NET ASSETS                  $80,871,965       $89,335,843          $451,890           $96,282
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A*               184,628         1,375,339            69,843            19,418
  Shares issued in
    reinvestment of
    dividends - Class A*                98,386           257,416               774               114
  Shares redeemed - Class A*        (1,392,208)       (3,481,504)                0                 0
NET  INCREASE  (DECREASE) IN
 SHARES OUTSTANDING -  CLASS
 A*                                 (1,109,194)       (1,848,749)           70,617            19,532
  Shares sold - Class D or I            21,463           447,121               N/A               N/A
  Shares issued in
    reinvestment of
    dividends - Class D or I            10,638            25,788               N/A               N/A
  Shares  redeemed - Class D
    or I                              (162,774)         (283,002)              N/A               N/A
NET INCREASE  (DECREASE)  IN
 SHARES  OUTSTANDING - CLASS
 D OR I                               (130,673)          189,907               N/A               N/A

--------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL
STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS


                                SHORT-TERM MUNICIPAL INCOME FUND
                              ----------------------------------
                                                         FOR THE
                                   (UNAUDITED)      PERIOD ENDED
                              SIX MONTHS ENDED      DECEMBER 31,
                                 JUNE 30, 1995            1994**
----------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
  Net investment income
    (loss)                            $275,174           $68,324
  Net realized gain (loss)
    on sale of investments                (264)          (33,634)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                        154,399             4,179
NET INCREASE (DECREASE)
 RESULTING FROM OPERATIONS             429,309            38,869
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    CLASS A*                          (275,174)          (68,324)
    CLASS D OR I                           N/A               N/A
  In excess of net
    investment income
    CLASS A*                                 0                 0
    CLASS D OR I                           N/A               N/A
  From net realized gain on
    sales of investments
    CLASS A*                                 0                 0
    CLASS D OR I                           N/A               N/A
  In excess of net realized
    gain on sales of
    investments
  From tax return of capital
    CLASS A*                                 0                 0
    CLASS D OR I                           N/A               N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    - Class A*                       4,378,358        12,358,144
  Reinvestment of dividends
    - Class A*                         260,422            30,765
  Cost of shares redeemed -
    Class A*                        (1,763,316)         (581,114)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS
 A*                                  2,875,464        11,807,795
  Proceeds from shares sold
    - Class D or I                         N/A               N/A
  Reinvestment of dividends
    - Class D or I                         N/A               N/A
  Cost of shares redeemed -
    Class D or I                           N/A               N/A
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS
 D OR I                                    N/A               N/A
INCREASE (DECREASE) IN NET
 ASSETS                              3,029,599        11,778,340
NET ASSETS:
Beginning net assets                11,778,345                 5
ENDING NET ASSETS                  $14,807,944       $11,778,345
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A*               880,018         2,502,660
  Shares issued in
    reinvestment of
    dividends - Class A*                52,499             6,232
  Shares redeemed - Class A*          (356,574)         (117,174)
NET INCREASE (DECREASE) IN
 SHARES OUTSTANDING - CLASS
 A*                                    575,943         2,391,718
  Shares sold - Class D or I               N/A               N/A
  Shares issued in
    reinvestment of
    dividends - Class D or I               N/A               N/A
  Shares redeemed - Class D
    or I                                   N/A               N/A
NET INCREASE (DECREASE) IN
 SHARES OUTSTANDING - CLASS
 D OR I                                    N/A               N/A

--------------------------------------------------------------------
 * INCLUDES FUNDS WITH A SINGLE CLASS.
** THE FUND COMMENCED OPERATIONS ON JUNE 3, 1994.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                           STRATEGIC GROWTH FUND         U.S. GOVERNMENT INCOME FUND
                              ----------------------------------  ----------------------------------
                                                         FOR THE                             FOR THE
                                   (UNAUDITED)        YEAR ENDED       (UNAUDITED)        YEAR ENDED
                              SIX MONTHS ENDED      DECEMBER 31,  SIX MONTHS ENDED      DECEMBER 31,
                                 JUNE 30, 1995              1994     JUNE 30, 1995              1994
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE)  IN  NET
 ASSETS
OPERATIONS:
  Net    investment   income
    (loss)                           ($200,480)        ($449,157)       $1,411,137        $3,493,708
  Net realized  gain  (loss)
    on sale of investments           6,505,038         1,481,221          (335,352)       (1,212,813)
  Net  change  in unrealized
    appreciation
    (depreciation) of
    investments                      5,966,134           336,969         3,523,042        (5,164,808)
NET   INCREASE    (DECREASE)
 RESULTING FROM OPERATIONS          12,270,692         1,369,033         4,598,827        (2,883,913)
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    CLASS A*                                 0                 0        (1,298,703)       (3,066,842)
    CLASS D OR I                             0                 0          (112,434)         (426,866)
  In excess of net
    investment income
    CLASS A*                                 0                 0                 0                 0
    CLASS D OR I                             0                 0                 0                 0
  From  net realized gain on
    sales of investments
    CLASS A*                                 0          (655,929)                0                 0
    CLASS D OR I                             0          (376,137)                0                 0
  In excess of net  realized
    gain    on    sales   of
    investments
  From tax return of capital
    CLASS A*                                 0          (278,477)                0                 0
    CLASS D OR I                             0          (170,680)                0                 0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares  sold
    - Class A*                      10,792,880        11,769,539         3,190,486        11,812,017
  Reinvestment  of dividends
    - Class A*                         589,218           403,346           315,675         1,241,308
  Cost of shares redeemed  -
    Class A*                        (7,263,632)      (10,877,764)       (3,970,308)      (22,062,966)
NET  INCREASE IN  NET ASSETS
 RESULTING   FROM    CAPITAL
 SHARE  TRANSACTIONS - CLASS
 A*                                  4,118,466         1,295,121          (464,147)       (9,009,641)
  Proceeds from shares  sold
    - Class D or I                   2,749,766         6,859,821            36,814         1,463,572
  Reinvestment  of dividends
    - Class D or I                     286,085           175,834            68,611           271,695
  Cost of shares redeemed  -
    Class D or I                    (3,611,881)       (3,485,125)         (807,915)       (6,683,335)
NET  INCREASE IN  NET ASSETS
 RESULTING   FROM    CAPITAL
 SHARE  TRANSACTIONS - CLASS
 D OR I                               (576,030)        3,550,530          (702,490)       (4,948,068)
INCREASE (DECREASE)  IN  NET
 ASSETS                             15,813,128         4,733,461         2,021,053       (20,335,330)
NET ASSETS:
Beginning net assets                42,079,158        37,345,697        39,560,037        59,895,367
ENDING NET ASSETS                  $57,892,286       $42,079,158       $41,581,090       $39,560,037
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A*               731,361           890,673           319,252         1,143,944
  Shares issued in
    reinvestment of
    dividends - Class A*                44,336            30,559            31,746           120,007
  Shares redeemed - Class A*          (498,970)         (834,218)         (397,508)       (2,181,814)
NET  INCREASE  (DECREASE) IN
 SHARES OUTSTANDING -  CLASS
 A*                                    276,727            87,014           (46,510)         (917,863)
  Shares sold - Class D or I           147,875           410,160             2,692           101,936
  Shares issued in
    reinvestment of
    dividends - Class D or I            17,296            10,884             5,052            19,155
  Shares  redeemed - Class D
    or I                              (201,744)         (214,855)          (58,973)         (485,093)
NET INCREASE  (DECREASE)  IN
 SHARES  OUTSTANDING - CLASS
 D OR I                                (36,573)          206,189           (51,229)         (364,002)

---------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS


                                 U.S. TREASURY MONEY MARKET FUND
                              ----------------------------------
                                                         FOR THE
                                   (UNAUDITED)        YEAR ENDED
                              SIX MONTHS ENDED      DECEMBER 31,
                                 JUNE 30, 1995              1994
----------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
  Net investment income
    (loss)                          $5,266,458        $4,895,405
  Net realized gain (loss)
    on sale of investments             (39,534)          (12,441)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                              0                 0
NET INCREASE (DECREASE)
 RESULTING FROM OPERATIONS           5,226,924         4,882,964
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    CLASS A*                        (4,860,840)       (4,799,315)
    CLASS D OR I                      (405,618)          (96,090)
  In excess of net
    investment income
    CLASS A*                                 0                 0
    CLASS D OR I                             0                 0
  From net realized gain on
    sales of investments
    CLASS A*                                 0                 0
    CLASS D OR I                             0                 0
  In excess of net realized
    gain on sales of
    investments
  From tax return of capital
    CLASS A*                                 0                 0
    CLASS D OR I                             0                 0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    - Class A*                     339,405,239       628,656,179
  Reinvestment of dividends
    - Class A*                       2,154,524         1,652,082
  Cost of shares redeemed -
    Class A*                      (348,833,162)     (553,436,130)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS
 A*                                 (7,273,399)       76,872,131
  Proceeds from shares sold
    - Class D or I                 250,095,108       310,876,391
  Reinvestment of dividends
    - Class D or I                     258,576            21,937
  Cost of shares redeemed -
    Class D or I                  (230,383,211)     (306,998,204)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS
 D OR I                             19,970,473         3,900,124
INCREASE (DECREASE) IN NET
 ASSETS                             12,657,540        80,759,814
NET ASSETS:
Beginning net assets               198,929,302       118,169,488
ENDING NET ASSETS                 $211,586,842      $198,929,302
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A*           339,405,239       628,656,178
  Shares issued in
    reinvestment of
    dividends - Class A*             2,154,524         1,652,082
  Shares redeemed - Class A*      (348,833,162)     (553,436,130)
NET INCREASE (DECREASE) IN
 SHARES OUTSTANDING - CLASS
 A*                                 (7,273,399)       76,872,130
  Shares sold - Class D or I       250,095,108       310,876,391
  Shares issued in
    reinvestment of
    dividends - Class D or I           258,576            21,937
  Shares redeemed - Class D
    or I                          (230,383,211)     (306,998,204)
NET INCREASE (DECREASE) IN
 SHARES OUTSTANDING - CLASS
 D OR I                             19,970,473         3,900,124

--------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                   VARIABLE RATE GOVERNMENT FUND
                              ----------------------------------
                                                         FOR THE
                                   (UNAUDITED)        YEAR ENDED
                              SIX MONTHS ENDED      DECEMBER 31,
                                 JUNE 30, 1995              1994
----------------------------------------------------------------
INCREASE (DECREASE)  IN  NET
 ASSETS
OPERATIONS:
  Net    investment   income
    (loss)                         $26,033,141       $74,993,269
  Net realized  gain  (loss)
    on sale of investments          (3,967,504)     (125,280,826)
  Net  change  in unrealized
    appreciation
    (depreciation) of
    investments                     17,108,703       (11,149,757)
NET   INCREASE    (DECREASE)
 RESULTING FROM OPERATIONS          39,174,340       (61,437,314)
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    CLASS A*                       (25,741,615)      (74,426,329)
    CLASS D OR I                      (291,526)         (566,940)
  In excess of net
    investment income
    CLASS A*                                 0                 0
    CLASS D OR I                             0                 0
  From  net realized gain on
    sales of investments
    CLASS A*                                 0                 0
    CLASS D OR I                             0                 0
  In excess of net  realized
    gain    on    sales   of
    investments
  From tax return of capital
    CLASS A*                                 0                 0
    CLASS D OR I                             0                 0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares  sold
    - Class A*                       8,783,795       357,940,526
  Reinvestment  of dividends
    - Class A*                       6,629,248        24,395,946
  Cost of shares redeemed  -
    Class A*                      (482,098,487)     (980,573,296)
NET  INCREASE IN  NET ASSETS
 RESULTING   FROM    CAPITAL
 SHARE  TRANSACTIONS - CLASS
 A*                               (466,685,444)     (598,236,824)
  Proceeds from shares  sold
    - Class D or I                     236,169         7,287,276
  Reinvestment  of dividends
    - Class D or I                     126,500           232,670
  Cost of shares redeemed  -
    Class D or I                    (2,745,693)       (5,418,430)
NET  INCREASE IN  NET ASSETS
 RESULTING   FROM    CAPITAL
 SHARE  TRANSACTIONS - CLASS
 D OR I                             (2,383,024)        2,101,516
INCREASE (DECREASE)  IN  NET
 ASSETS                           (455,927,269)     (732,565,891)
NET ASSETS:
Beginning net assets             1,227,765,993     1,960,331,884
ENDING NET ASSETS                 $771,838,724    $1,227,765,993
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A*               945,059        36,230,262
  Shares issued in
    reinvestment of
    dividends - Class A*               715,304         2,505,413
  Shares redeemed - Class A*       (52,125,334)     (101,611,784)
NET  INCREASE  (DECREASE) IN
 SHARES OUTSTANDING -  CLASS
 A*                                (50,464,971)      (62,876,109)
  Shares sold - Class D or I            16,969           495,723
  Shares issued in
    reinvestment of
    dividends - Class D or I             9,131            16,111
  Shares  redeemed - Class D
    or I                              (197,997)         (380,431)
NET INCREASE  (DECREASE)  IN
 SHARES  OUTSTANDING - CLASS
 D OR I                               (171,897)          131,403

--------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                 ASSET ALLOCATION FUND
                                                    --------------------------------------------------
                                                                                               CLASS A
                                                    --------------------------------------------------
                                                    (UNAUDITED)
                                                     SIX MONTHS         YEAR         YEAR         YEAR
                                                          ENDED        ENDED        ENDED        ENDED
                                                       JUNE 30,     DEC. 31,     DEC. 31,     DEC. 31,
                                                           1995         1994         1993         1992
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $10.67       $11.90       $11.45       $11.95
                                                    -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                             0.16         0.31         0.30         0.47
  Net realized and unrealized gain (loss) on
    investments                                            1.82        (0.39)        1.12         0.36
                                                    -----------  -----------  -----------  -----------
TOTAL FROM INVESTMENT OPERATIONS                           1.98        (0.08)        1.42         0.83
LESS DISTRIBUTIONS:
  Dividends from net investment income                    (0.16)       (0.31)       (0.30)       (0.63)
  Distributions from net realized gain                     0.00        (0.84)       (0.67)       (0.70)
                                                    -----------  -----------  -----------  -----------
TOTAL FROM DISTRIBUTIONS                                  (0.16)       (1.15)       (0.97)       (1.33)
                                                    -----------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                           $12.49       $10.67       $11.90       $11.45
                                                    -----------  -----------  -----------  -----------
                                                    -----------  -----------  -----------  -----------
TOTAL RETURN (NOT ANNUALIZED)+                            18.65%       (0.68)%      12.54%        7.44%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                       $48,329      $40,308      $53,124      $41,165
  Number of shares outstanding, end of period
    (000)                                                 3,870        3,779        4,465        3,596
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets(1)               1.30%        1.30%        1.36%        1.25%
  Ratio of net investment income to average net
    assets(2)                                              2.79%        2.41%        2.64%        4.08%
Portfolio turnover                                           43%          50%          53%          38%
--------------------------------------------------------------------------------------------------------
(1) Ratio of expenses to average net assets prior
    to waived fees and reimbursed expenses                 1.34%        1.38%        1.47%        1.71%
(2) Ratio of net investment income to average net
    assets prior to waived fees and reimbursed
    expenses                                               2.75%        2.33%        2.53%        3.62%
--------------------------------------------------------------------------------------------------------


+   TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
*   THIS CLASS COMMENCED OPERATIONS ON JULY 1, 1993.

                                                                ASSET ALLOCATION FUND (CONT.)          CALIFORNIA TAX FREE BOND FUND
                              ---------------------------------------------------------------  -------------------------------------
                                       CLASS A (CONT.)                                                         CLASS D       CLASS A
                              ------------------------   -------------------------------------  ------------------------------------
                                                        (UNAUDITED)                            (UNAUDITED)
                                     YEAR         YEAR   SIX MONTHS         YEAR       PERIOD   SIX MONTHS         YEAR         YEAR
                                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                 DEC. 31,     DEC. 31,     JUNE 30,     DEC. 31,     DEC. 31,     JUNE 30,     DEC. 31,     DEC. 31,
                                     1991         1990         1995         1994        1993*         1995         1994         1993
------------------------------------------------------------------------------------------------------------------------------------
NET  ASSET  VALUE, BEGINNING
  OF PERIOD                        $10.31       $10.39       $13.26       $14.75       $15.00       $10.20       $11.47      $10.92
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net   investment    income
    (loss)                           0.57         0.63         0.14         0.25         0.07         0.31         0.64        0.63
  Net realized and
    unrealized  gain  (loss)
    on investments                   1.51         0.10         2.26        (0.45)        0.61         0.49        (1.13)       0.75
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
TOTAL FROM INVESTMENT
  OPERATIONS                         2.08         0.73         2.40        (0.20)        0.68         0.80        (0.49)       1.38
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.44)       (0.61)       (0.14)       (0.25)       (0.10)       (0.31)       (0.64)      (0.63)
  Distributions   from   net
    realized gain                    0.00        (0.20)        0.00        (1.04)       (0.83)        0.00        (0.14)      (0.20)
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
TOTAL FROM DISTRIBUTIONS            (0.44)       (0.81)       (0.14)       (1.29)       (0.93)       (0.31)       (0.78)      (0.83)
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
NET   ASSET  VALUE,  END  OF
  PERIOD                           $11.95       $10.31       $15.52       $13.26       $14.75       $10.69       $10.20      $11.47
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
TOTAL RETURN (NOT
  ANNUALIZED)+                     20.69%        7.08%       18.21%        (1.38)%       4.56%       7.94%        (4.32)%     12.98%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of  period
    (000)                         $38,663      $27,689      $11,942       $9,798       $8,996     $278,175     $273,105    $361,779
  Number of shares
    outstanding,    end   of
    period (000)                    3,235        2,686          770          739          610       26,016       26,780      31,529
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio   of   expenses   to
    average net assets(1)           1.38%        1.59%        2.05%        2.01%        0.96%        0.45%        0.50%       0.69%
  Ratio  of  net  investment
    income  to  average  net
    assets(2)                       5.23%        6.01%        2.03%        1.75%        0.53%        5.91%        5.87%       5.54%
Portfolio turnover                    18%          94%          43%          50%          53%          23%           4%         10%
------------------------------------------------------------------------------------------------------------------------------------
(1)  Ratio of expenses to
     average net assets prior
     to waived fees and
     reimbursed expenses            1.56%        1.74%        2.17%        2.20%        1.12%        0.85%        0.95%       0.85%
(2) Ratio of net investment
    income to average net
    assets prior to waived
    fees and reimbursed
    expenses                        5.05%        5.86%        1.91%        1.56%        0.37%        5.51%        5.42%       5.38%
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                CALIFORNIA TAX FREE BOND FUND (CONT.)
                                                                -------------------------------------
                                                                                      CLASS A (CONT.)
                                                                -------------------------------------
                                                                       YEAR         YEAR         YEAR
                                                                      ENDED        ENDED        ENDED
                                                                   DEC. 31,     DEC. 31,     DEC. 31,
                                                                       1992         1991         1990
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.73       $10.27       $10.35
                                                                -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                         0.68         0.69         0.71
  Net realized and unrealized gain (loss) on investments               0.26         0.46        (0.08)
                                                                -----------  -----------  -----------
TOTAL FROM INVESTMENT OPERATIONS                                       0.94         1.15         0.63
LESS DISTRIBUTIONS:
  Dividends from net investment income                                (0.68)       (0.69)       (0.71)
  Distributions from net realized gain                                (0.07)        0.00         0.00
                                                                -----------  -----------  -----------
TOTAL FROM DISTRIBUTIONS                                              (0.75)       (0.69)       (0.71)
                                                                -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                                       $10.92       $10.73       $10.27
                                                                -----------  -----------  -----------
                                                                -----------  -----------  -----------
TOTAL RETURN (NOT ANNUALIZED)+                                        9.01%       11.62%        6.48%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                                  $375,376     $332,845     $201,138
  Number of shares outstanding, end of period (000)                  34,376       31,008       19,576
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets(1)                          0.50%        0.45%        0.29%
  Ratio of net investment income to average net assets(2)             6.24%        6.56%        6.97%
Portfolio turnover                                                      24%           8%          35%
-----------------------------------------------------------------------------------------------------
(1) Ratio of expenses to average net assets prior to waived
    fees and reimbursed expenses                                      0.85%        0.87%        0.95%
(2) Ratio of net investment income to average net assets prior
    to waived fees and reimbursed expenses                            5.89%        6.14%        6.31%
---------------------------------------------------------------------------------------------------
+          TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
*          THIS CLASS COMMENCED OPERATIONS ON JULY 1, 1993.

                              CALIFORNIA TAX FREE BOND FUND (CONT.)               CALIFORNIA TAX FREE MONEY MARKET FUND
                              -------------------------------------  --------------------------------------------------
                                                            CLASS D
                              -------------------------------------
                              (UNAUDITED)                            (UNAUDITED)
                               SIX MONTHS         YEAR       PERIOD   SIX MONTHS         YEAR         YEAR         YEAR
                                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                 JUNE 30,     DEC. 31,     DEC. 31,     JUNE 30,     DEC. 31,     DEC. 31,     DEC. 31,
                                     1995         1994        1993*         1995         1994         1993         1992
-----------------------------------------------------------------------------------------------------------------------
NET  ASSET  VALUE, BEGINNING
  OF PERIOD                        $13.32       $14.98       $15.00        $1.00        $1.00        $1.00        $1.00
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net   investment    income
    (loss)                           0.36         0.73         0.34         0.02         0.02         0.02         0.03
  Net realized and
    unrealized  gain  (loss)
    on investments                   0.64        (1.47)        0.24         0.00         0.00         0.00         0.00
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------
TOTAL FROM INVESTMENT
  OPERATIONS                         1.00        (0.74)        0.58         0.02         0.02         0.02         0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.36)       (0.73)       (0.34)       (0.02)       (0.02)       (0.02)       (0.03)
  Distributions   from   net
    realized gain                    0.00        (0.19)       (0.26)        0.00         0.00         0.00         0.00
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------
TOTAL FROM DISTRIBUTIONS            (0.36)       (0.92)       (0.60)       (0.02)       (0.02)       (0.02)       (0.03)
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------
NET   ASSET  VALUE,  END  OF
  PERIOD                           $13.96       $13.32       $14.98        $1.00        $1.00        $1.00        $1.00
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------
TOTAL RETURN (NOT
  ANNUALIZED)+                      7.56%        (5.00)%       3.92%       1.63%        2.22%        1.84%        2.54%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of  period
    (000)                          $7,246       $7,346       $7,641     $300,760     $288,409     $397,712     $363,067
  Number of shares
    outstanding,    end   of
    period (000)                      519          552          510      300,856      288,409      397,717      363,069
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio   of   expenses   to
    average net assets(1)           1.16%        1.20%        1.32%        0.69%        0.68%        0.66%        0.66%
  Ratio  of  net  investment
    income  to  average  net
    assets(2)                       5.20%        5.15%        4.50%        3.23%        2.17%        1.82%        2.50%
Portfolio turnover                    23%           4%          10%          N/A          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------
(1) Ratio of expenses to
    average net assets prior
    to waived fees and
    reimbursed expenses             1.59%        1.82%        1.61%        0.70%        0.70%        0.70%        0.69%
(2) Ratio of net investment
    income to average net
    assets prior to waived
    fees and reimbursed
    expenses                        4.77%        4.53%        4.21%        3.22%        2.15%        1.68%        2.47%
-----------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                            CALIFORNIA TAX FREE                      MONEY MARKET FUND
                                              MONEY MARKET FUND  -------------------------------------
                                                        (CONT.)                                CLASS A
                                       ------------------------  -------------------------------------
                                                                 (UNAUDITED)
                                              YEAR         YEAR   SIX MONTHS         YEAR         YEAR
                                             ENDED        ENDED        ENDED        ENDED        ENDED
                                          DEC. 31,     DEC. 31,     JUNE 30,     DEC. 31,     DEC. 31,
                                              1991         1990         1995         1994         1993
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $1.00        $1.00        $1.00        $1.00        $1.00
                                       -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                0.04         0.05         0.03         0.04         0.03
  Net realized and unrealized gain
    (loss) on investments                     0.00         0.00         0.00         0.00         0.00
                                       -----------  -----------  -----------  -----------  -----------
TOTAL FROM INVESTMENT OPERATIONS              0.04         0.05         0.03         0.04         0.03
LESS DISTRIBUTIONS:
  Dividends from net investment
    income                                   (0.04)       (0.05)       (0.03)       (0.04)       (0.03)
  Distributions from net realized
    gain                                      0.00         0.00         0.00         0.00         0.00
                                       -----------  -----------  -----------  -----------  -----------
TOTAL FROM DISTRIBUTIONS                     (0.04)       (0.05)       (0.03)       (0.04)       (0.03)
                                       -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD               $1.00        $1.00        $1.00        $1.00        $1.00
                                       -----------  -----------  -----------  -----------  -----------
                                       -----------  -----------  -----------  -----------  -----------
TOTAL RETURN (NOT ANNUALIZED)+               3.99%        5.20%        2.75%        3.70%        2.57%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)         $299,234     $312,023     $347,911     $307,878     $228,084
  Number of shares outstanding, end
    of period (000)                        299,234      312,023      347,949      307,915      228,085
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average net
    assets(1)                                0.66%        0.65%        0.65%        0.68%        0.74%
  Ratio of net investment income to
    average net assets(2)                    3.92%        5.07%        5.43%        3.71%        2.54%
Portfolio turnover                             N/A          N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------
(1) Ratio of expenses to average net
    assets prior to waived fees and
    reimbursed expenses                      0.70%        0.73%        0.69%        0.72%        0.74%
(2) Ratio of net investment income to
    average net assets prior to waived
    fees and reimbursed expenses             3.88%        4.99%        5.39%        3.67%        2.54%
---------------------------------------------------------------------------------------------------
+          TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
*          THIS CLASS COMMENCED OPERATIONS ON AUGUST 18, 1994.

                                                                    MONEY MARKET FUND (CONT.)     MUNICIPAL INCOME FUND
                              ---------------------------------------------------------------  ------------------------
                                                    CLASS A (CONT.)                   CLASS I                   CLASS A
                              -------------------------------------  ------------------------  ------------------------
                                (UNAUDITED)               (UNAUDITED)
                                     YEAR         YEAR         YEAR   SIX MONTHS       PERIOD   SIX MONTHS         YEAR
                                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                 DEC. 31,     DEC. 31,     DEC. 31,     JUNE 30,     DEC. 31,     JUNE 30,     DEC. 31,
                                     1992         1991         1990         1995        1994*         1995         1994
-----------------------------------------------------------------------------------------------------------------------
NET  ASSET  VALUE, BEGINNING
  OF PERIOD                         $1.00        $1.00        $1.00        $1.00        $1.00        $9.91       $11.27
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net   investment    income
    (loss)                           0.03         0.06         0.08         0.03         0.02         0.29         0.60
  Net realized and
    unrealized  gain  (loss)
    on investments                   0.00         0.00         0.00         0.00         0.00         0.55        (1.36)
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------
TOTAL FROM INVESTMENT
  OPERATIONS                         0.03         0.06         0.08         0.03         0.02         0.84        (0.76)
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.03)       (0.06)       (0.08)       (0.03)       (0.02)       (0.29)       (0.60)
  Distributions   from   net
    realized gain                    0.00         0.00         0.00         0.00         0.00         0.00         0.00
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------
TOTAL FROM DISTRIBUTIONS            (0.03)       (0.06)       (0.08)       (0.03)       (0.02)       (0.29)       (0.60)
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------
NET   ASSET  VALUE,  END  OF
  PERIOD                            $1.00        $1.00        $1.00        $1.00        $1.00       $10.46        $9.91
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------
TOTAL RETURN (NOT
  ANNUALIZED)+                      3.23%        5.65%        7.88%        2.89%        1.83%        8.50%        (6.82)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of  period
    (000)                        $268,424     $229,863     $198,187     $127,609      $11,237      $66,310      $73,791
  Number of shares
    outstanding,    end   of
    period (000)                  268,434      229,866      198,192      127,610       11,238        6,336        7,446
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio   of   expenses   to
    average net assets(1)           0.75%        0.74%        0.68%        0.39%        0.38%        0.60%        0.43%
  Ratio  of  net  investment
    income  to  average  net
    assets(2)                       3.17%        5.54%        7.55%        5.70%        5.05%        5.62%        5.77%
Portfolio turnover                    N/A          N/A          N/A          N/A          N/A          13%          32%
-----------------------------------------------------------------------------------------------------------------------
(1)  Ratio of expenses to
    average net assets prior
    to waived fees and
    reimbursed expenses             0.75%        0.75%        0.84%        0.45%        0.55%        1.05%        0.98%
(2) Ratio of net investment
    income to average net
    assets prior to waived
    fees and reimbursed
    expenses                        3.17%        5.53%        7.39%        5.64%        4.88%        5.16%        5.22%
---------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                        MUNICIPAL INCOME FUND (CONT.)
                                                                -------------------------------------
                                                                                      CLASS A (CONT.)
                                                                -------------------------------------
                                                                       YEAR         YEAR       PERIOD
                                                                      ENDED        ENDED        ENDED
                                                                   DEC. 31,     DEC. 31,     DEC. 31,
                                                                       1993         1992        1991*
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.56       $10.25       $10.00
                                                                -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                         0.64         0.66         0.28
  Net realized and unrealized gain (loss) on investments               0.71         0.32         0.25
                                                                -----------  -----------  -----------
TOTAL FROM INVESTMENT OPERATIONS                                       1.35         0.98         0.53
LESS DISTRIBUTIONS:
  Dividends from net investment income                                (0.64)       (0.66)       (0.28)
  Distributions from net realized gain                                 0.00        (0.01)        0.00
                                                                -----------  -----------  -----------
TOTAL FROM DISTRIBUTIONS                                              (0.64)       (0.67)       (0.28)
                                                                -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                                       $11.27       $10.56       $10.25
                                                                -----------  -----------  -----------
                                                                -----------  -----------  -----------
TOTAL RETURN (NOT ANNUALIZED)+                                       13.11%        9.94%        5.81%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                                  $104,701      $52,553      $16,585
  Number of shares outstanding, end of period (000)                   9,294        4,976        1,618
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets(1)                          0.39%        0.23%        0.00%
  Ratio of net investment income to average net assets(2)             5.56%        6.05%        6.38%
Portfolio turnover                                                      15%          67%           5%

-----------------------------------------------------------------------------------------------------
(1) Ratio of expenses to average net assets prior to waived
    fees and reimbursed expenses                                      1.09%        1.20%        3.02%
(2) Ratio of net investment income to average net assets prior
    to waived fees and reimbursed expenses                            4.86%        5.08%        3.36%
---------------------------------------------------------------------------------------------------
+          TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
*          THE FUND COMMENCED OPERATIONS ON JULY 15, 1991.
**         THIS CLASS COMMENCED OPERATIONS ON JULY 1, 1993.

                                      MUNICIPAL INCOME FUND (CONT.)                                                        STRATEGIC
                              -------------------------------------     SHORT-TERM GOVERNMENT-     SHORT-TERM MUNICIPAL  GROWTH FUND
                                                            CLASS D     CORPORATE INCOME FUND               INCOME FUND  -----------
                              -------------------------------------  ------------------------  ------------------------      CLASS A
                                                                                        FROM                      FROM   -----------
                                                                                    SEPT. 19,                   JUNE 3,
                              (UNAUDITED)                            (UNAUDITED)         1994  (UNAUDITED)         1994  (UNAUDITED)
                               SIX MONTHS         YEAR       PERIOD   SIX MONTHS  (INCEPTION)   SIX MONTHS  (INCEPTION)   SIX MONTHS
                                    ENDED        ENDED        ENDED        ENDED           TO        ENDED           TO        ENDED
                                 JUNE 30,     DEC. 31,     DEC. 31,     JUNE 30,     DEC. 31,     JUNE 30,     DEC. 31,     JUNE 30,
                                     1995         1994       1993**         1995         1994         1995         1994         1995
------------------------------------------------------------------------------------------------------------------------------------
NET  ASSET  VALUE, BEGINNING
  OF PERIOD                        $13.42       $15.26       $15.00        $4.93        $5.00        $4.92        $5.00    $13.29
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net   investment    income
    (loss)                           0.35         0.73         0.36         0.14         0.08         0.11         0.09     (0.03)
  Net realized and
    unrealized  gain  (loss)
    on investments                   0.75        (1.84)        0.26         0.08        (0.07)        0.07        (0.08)     3.80
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  --------
TOTAL FROM INVESTMENT
  OPERATIONS                         1.10        (1.11)        0.62         0.22         0.01         0.18         0.01      3.77
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.35)       (0.73)       (0.36)       (0.14)       (0.08)       (0.11)       (0.09)     0.00
  Distributions   from   net
    realized gain                    0.00         0.00         0.00         0.00         0.00         0.00         0.00      0.00
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  --------
TOTAL FROM DISTRIBUTIONS            (0.35)       (0.73)       (0.36)       (0.14)       (0.08)       (0.11)       (0.09)     0.00
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  --------
NET   ASSET  VALUE,  END  OF
  PERIOD                           $14.17       $13.42       $15.26        $5.01        $4.93        $4.99        $4.92    $17.06
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  --------
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  --------
TOTAL RETURN (NOT
  ANNUALIZED)+                      8.22%        (7.37)%       4.19%       4.67%        0.28%        3.77%        0.13%    28.37%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of  period
    (000)                         $14,562      $15,545      $14,771         $452          $96      $14,808      $11,778   $39,053
  Number of shares
    outstanding,    end   of
    period (000)                    1,028        1,158          968           90           20        2,968        2,392     2,289
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio   of   expenses   to
    average net assets(1)           1.21%        1.02%        1.13%        0.30%        0.30%        0.35%        0.27%     1.25%
  Ratio  of  net  investment
    income  to  average  net
    assets(2)                       5.00%        5.17%        4.14%        5.83%        5.77%        4.56%        3.67%     (0.60)%
Portfolio turnover                    13%          32%          15%          N/A          N/A          N/A          N/A       97%
---------------------------------------------------------------------------------------------------------------------------------
(1)  Ratio of expenses to
     average net assets prior
     to waived fees and
     reimbursed expenses            1.78%        1.74%        1.84%       58.86%       67.89%        1.52%        1.98%     1.40%
(2) Ratio of net  investment
    income to average net
    assets prior to waived
    fees and reimbursed
    expenses                        4.43%        4.45%        3.43%       (52.73)%      (61.82)%       3.39%       1.96%    (0.75)%
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                        STRATEGIC GROWTH FUND (CONT.)
                                                                -------------------------------------
                                                                         CLASS A (CONT.)      CLASS D
                                                                ------------------------  -----------
                                                                                           (UNAUDITED)
                                                                       YEAR       PERIOD   SIX MONTHS
                                                                      ENDED        ENDED        ENDED
                                                                   DEC. 31,     DEC. 31,     JUNE 30,
                                                                       1994        1993*         1995
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $13.20       $10.00       $16.54
                                                                -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                        (0.11)       (0.03)       (0.13)
  Net realized and unrealized gain (loss) on investments               0.67         3.68         4.74
                                                                -----------  -----------  -----------
TOTAL FROM INVESTMENT OPERATIONS                                       0.56         3.65         4.61
LESS DISTRIBUTIONS:
  Dividends from net investment income                                (0.33)       (0.03)        0.00
  Distributions from net realized gain                                (0.14)       (0.42)        0.00
                                                                -----------  -----------  -----------
TOTAL FROM DISTRIBUTIONS                                              (0.47)       (0.45)        0.00
                                                                -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                                       $13.29       $13.20       $21.15
                                                                -----------  -----------  -----------
                                                                -----------  -----------  -----------
TOTAL RETURN (NOT ANNUALIZED)+                                        4.23%       36.56%       27.87%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                                  $26,744      $25,413      $18,840
  Number of shares outstanding, end of period (000)                  2,013        1,926          891
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets(1)                         1.20%        0.66%        2.00%
  Ratio of net investment income to average net assets(2)           (0.81)%      (0.01)%      (1.34)%
Portfolio turnover                                                    149%         182%          97%
-----------------------------------------------------------------------------------------------------
(1) Ratio of expenses to average net assets prior to waived
    fees and reimbursed expenses                                     1.55%        1.64%        2.09%
(2) Ratio of net investment income to average net assets prior
    to waived fees and reimbursed expenses                          (1.16)%      (0.99)%      (1.44)%
--------------------------------------------------------------------------------------------------------
+          TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
*          THE FUND COMMENCED OPERATIONS ON JANUARY 20, 1993.
**         THIS CLASS COMMENCED OPERATIONS ON JULY 1, 1993.

                                   STRATEGIC GROWTH FUND
                                                 (CONT.)                       U.S. GOVERNMENT INCOME FUND
                                --------------------------------------------------------------------------
                                         CLASS D (CONT.)                                           CLASS A
                                --------------------------------------------------------------------------
                                                         (UNAUDITED)
                                                PERIOD   SIX MONTHS         YEAR         YEAR         YEAR
                                     YEAR        ENDED        ENDED        ENDED        ENDED        ENDED
                                 DEC. 31,     DEC. 31,     JUNE 30,     DEC. 31,     DEC. 31,     DEC. 31,
                                     1994       1993**         1995         1994         1993         1992
----------------------------------------------------------------------------------------------------------
NET  ASSET  VALUE, BEGINNING
  OF PERIOD                        $16.55       $15.00        $9.66       $10.87       $10.56       $10.97
                              -----------  -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net   investment    income
    (loss)                          (0.24)       (0.43)        0.35         0.70         0.74         0.79
  Net realized and
    unrealized  gain  (loss)
    on investments                   0.81         2.51         0.79        (1.21)        0.36        (0.14)
                              -----------  -----------  -----------  -----------  -----------  -----------
TOTAL FROM INVESTMENT
  OPERATIONS                         0.57         2.08         1.14        (0.51)        1.10         0.65
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.40)        0.00        (0.35)       (0.70)       (0.74)       (0.79)
  Distributions   from   net
    realized gain                   (0.18)       (0.53)        0.00         0.00        (0.05)       (0.27)
                              -----------  -----------  -----------  -----------  -----------  -----------
TOTAL FROM DISTRIBUTIONS            (0.58)       (0.53)       (0.35)       (0.70)       (0.79)       (1.06)
                              -----------  -----------  -----------  -----------  -----------  -----------
NET   ASSET  VALUE,  END  OF
  PERIOD                           $16.54       $16.55       $10.45        $9.66       $10.87       $10.56
                              -----------  -----------  -----------  -----------  -----------  -----------
                              -----------  -----------  -----------  -----------  -----------  -----------
TOTAL RETURN (NOT
  ANNUALIZED)+                       3.46%       13.84%       12.03%       (4.81)%      10.67%        6.27%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of  period
    (000)                         $15,335      $11,932      $38,286      $35,838      $50,301      $40,883
  Number of shares
    outstanding,    end   of
    period (000)                      927          721        3,664        3,711        4,628        3,871
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio   of   expenses   to
    average net assets(1)            1.95%        0.61%        0.89%        0.76%        0.53%        0.47%
  Ratio  of  net  investment
    income  to  average  net
    assets(2)                       (1.56)%      (1.00)%       7.11%        6.84%        6.79%        6.26%
Portfolio turnover                     149%         182%         80%          50%         115%         128%
----------------------------------------------------------------------------------------------------------
(1)  Ratio of expenses to
     average net  assets  prior
     to waived fees and
     reimbursed expenses              2.23%        2.14%       1.20%        1.08%        1.01%        1.13%
(2) Ratio of net investment
    income to average net
    assets prior to waived
    fees and reimbursed
    expenses                         (1.84)%      (2.53)%      6.80%       6.52%         6.31%        5.60%
----------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                  U.S. GOVERNMENT INCOME FUND (CONT.)
                                                                -------------------------------------
                                                                         CLASS A (CONT.)      CLASS D
                                                                ------------------------  -----------
                                                                                          (UNAUDITED)
                                                                       YEAR         YEAR   SIX MONTHS
                                                                      ENDED        ENDED        ENDED
                                                                   DEC. 31,     DEC. 31,     JUNE 30,
                                                                       1991         1990         1995
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.30       $10.22       $13.20
                                                                -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                         0.86         0.87         0.44
  Net realized and unrealized gain (loss) on investments               0.90         0.10         1.08
                                                                -----------  -----------  -----------
TOTAL FROM INVESTMENT OPERATIONS                                       1.76         0.97         1.52
LESS DISTRIBUTIONS:
  Dividends from net investment income                                (0.86)       (0.89)       (0.44)
  Distributions from net realized gain                                (0.23)        0.00         0.00
                                                                -----------  -----------  -----------
TOTAL FROM DISTRIBUTIONS                                              (1.09)       (0.89)       (0.44)
                                                                -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                                       $10.97       $10.30       $14.28
                                                                -----------  -----------  -----------
                                                                -----------  -----------  -----------
TOTAL RETURN (NOT ANNUALIZED)+                                       18.08%       10.17%       11.65%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                                  $20,457      $11,116       $3,295
  Number of shares outstanding, end of period (000)                  1,865        1,079          231
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets(1)                          0.00%        0.07%        1.61%
  Ratio of net investment income to average net assets(2)             8.30%        8.65%        6.45%
Portfolio turnover                                                     100%           4%          80%
-----------------------------------------------------------------------------------------------------
(1) Ratio of expenses to average net assets prior to waived
    fees and reimbursed expenses                                      1.87%        2.72%        2.17%
(2) Ratio of net investment income to average net assets prior
    to waived fees and reimbursed expenses                            6.43%        6.00%        5.90%
---------------------------------------------------------------------------------------------------


+          TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
*          THE FUND COMMENCED OPERATIONS ON MAY 12, 1992.
**         THIS CLASS COMMENCED OPERATIONS ON JULY 1, 1993.
++         THE CLASS COMMENCED OPERATIONS ON JUNE 20, 1994.

                                U.S. GOVERNMENT INCOME
                                          FUND (CONT.)
                                                                                                     U.S. TREASURY MONEY MARKET FUND
                              ------------------------  ----------------------------------------------------------------------------
                                       CLASS D (CONT.)                                             CLASS A                   CLASS I
                              ------------------------  --------------------------------------------------  ------------------------
                                                        (UNAUDITED)                                         (UNAUDITED)
                                     YEAR       PERIOD   SIX MONTHS         YEAR         YEAR       PERIOD   SIX MONTHS       PERIOD
                                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                 DEC. 31,     DEC. 31,     JUNE 30,     DEC. 31,     DEC. 31,     DEC. 31,     JUNE 30,     DEC. 31,
                                     1994       1993**         1995         1994         1993        1992*         1995       1994++
------------------------------------------------------------------------------------------------------------------------------------
NET  ASSET  VALUE, BEGINNING
  OF PERIOD                        $14.85       $15.00        $1.00        $1.00        $1.00        $1.00        $1.00       $1.00
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net   investment    income
    (loss)                           0.86         0.42         0.03         0.03         0.03         0.02         0.03        0.16
  Net realized and
    unrealized  gain  (loss)
    on investments                  (1.65)       (0.08)        0.00         0.00         0.00         0.00         0.00        0.00
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        (0.79)        0.34         0.03         0.03         0.03         0.02         0.03        0.16
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.86)       (0.42)       (0.03)       (0.03)       (0.03)       (0.02)       (0.03)      (0.16)
  Distributions   from   net
    realized gain                    0.00        (0.07)        0.00         0.00         0.00         0.00         0.00        0.00
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  ----------
TOTAL FROM DISTRIBUTIONS            (0.86)       (0.49)       (0.03)       (0.03)       (0.03)       (0.02)       (0.03)      (0.16)
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  ----------
NET   ASSET  VALUE,  END  OF
  PERIOD                           $13.20       $14.85        $1.00        $1.00        $1.00        $1.00        $1.00       $1.00
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  ----------
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)+                      (5.45)%       2.25%       2.58%        3.44%        2.56%        1.97%        2.71%       2.00%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of  period
    (000)                          $3,722       $9,594     $187,718     $195,031     $118,169     $137,412      $23,869      $3,898
  Number of shares
    outstanding,    end   of
    period (000)                      282          646      187,768      195,042      118,169      137,416       23,871       3,900
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio   of   expenses   to
    average net assets(1)           1.37%        0.90%        0.65%        0.63%        0.52%        0.27%        0.36%       0.23%
  Ratio  of  net  investment
    income  to  average  net
    assets(2)                       6.14%        5.90%        5.09%        3.47%        2.55%        3.12%        5.42%       4.42%
Portfolio turnover                    50%         115%          N/A          N/A          N/A          N/A          N/A         N/A


-----------------------------------------------------------------------------------------------------------------------------------
(1)  Ratio  of  expenses  to
  average net  assets  prior
  to    waived    fees   and
  reimbursed expenses               1.87%        2.03%        0.75%        0.80%        0.77%        0.79%        0.52%        0.57%
(2) Ratio of net  investment
  income   to   average  net
  assets  prior  to   waived
  fees and reimbursed
  expenses                          5.64%        4.77%        4.99%        3.30%        2.30%        2.60%        5.25%        4.08%
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                         VARIABLE RATE GOVERNMENT FUND
                                                    --------------------------------------------------
                                                                                               CLASS A
                                                    --------------------------------------------------
                                                    (UNAUDITED)
                                                     SIX MONTHS         YEAR         YEAR         YEAR
                                                          ENDED        ENDED        ENDED        ENDED
                                                       JUNE 30,     DEC. 31,     DEC. 31,     DEC. 31,
                                                           1995         1994         1993         1992
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $9.19        $9.99        $9.95       $10.13
                                                    -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                             0.27         0.43         0.44         0.59
  Net realized and unrealized gain (loss) on
    investments                                            0.12        (0.80)        0.04        (0.18)
                                                    -----------  -----------  -----------  -----------
TOTAL FROM INVESTMENT OPERATIONS                           0.39        (0.37)        0.48         0.41
LESS DISTRIBUTIONS:
  Dividends from net investment income                    (0.27)       (0.43)       (0.44)       (0.59)
  Distributions from net realized gain                     0.00         0.00         0.00         0.00
                                                    -----------  -----------  -----------  -----------
TOTAL FROM DISTRIBUTIONS                                  (0.27)       (0.43)       (0.44)       (0.59)
                                                    -----------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                            $9.31        $9.19        $9.99        $9.95
                                                    -----------  -----------  -----------  -----------
                                                    -----------  -----------  -----------  -----------
TOTAL RETURN (NOT ANNUALIZED)+                            4.31%        (3.81)%       4.87%       4.23%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                      $761,847   $1,215,546   $1,949,013   $2,559,363
  Number of shares outstanding, end of period
    (000)                                                81,791      132,256      195,132      257,238
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets(1)              0.82%        0.79%        0.76%        0.75%
  Ratio of net investment income to average net
    assets(2)                                             5.82%        4.40%        4.37%        5.62%
Portfolio turnover                                         162%         164%         201%         197%
------------------------------------------------------------------------------------------------------
(1) Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses                  0.97%        0.94%        0.95%        0.94%
(2) Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                                5.67%        4.25%        4.18%        5.43%
---------------------------------------------------------------------------------------------------
+          TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
*          THIS CLASS COMMENCED OPERATIONS ON JULY 1, 1993.
++         THE FUND COMMENCED OPERATIONS ON NOVEMBER 1, 1990.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                        VARIABLE RATE GOVERNMENT FUND (CONT.)
                              ---------------------------------------------------------------
                                     CLASS A (CONT.)                                  CLASS D
                              ------------------------  -------------------------------------
                                                        (UNAUDITED)
                                     YEAR       PERIOD   SIX MONTHS         YEAR       PERIOD
                                    ENDED        ENDED        ENDED        ENDED        ENDED
                                 DEC. 31,     DEC. 31,     JUNE 30,     DEC. 31,     DEC. 31,
                                     1991       1990++         1995         1994        1993*
---------------------------------------------------------------------------------------------
NET  ASSET  VALUE, BEGINNING
  OF PERIOD                        $10.12       $10.00       $13.74       $14.93       $15.00
                              -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net   investment    income
    (loss)                           0.78         0.08         0.37         0.57         0.27
  Net realized and
    unrealized  gain  (loss)
    on investments                   0.01         0.12         0.18        (1.19)       (0.07)
                              -----------  -----------  -----------  -----------  -----------
TOTAL FROM INVESTMENT
  OPERATIONS                         0.79         0.20         0.55        (0.62)        0.20
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.78)       (0.08)       (0.37)       (0.57)       (0.27)
  Distributions   from   net
    realized gain                    0.00         0.00         0.00         0.00         0.00
                              -----------  -----------  -----------  -----------  -----------
TOTAL FROM DISTRIBUTIONS            (0.78)       (0.08)       (0.37)       (0.57)       (0.27)
                              -----------  -----------  -----------  -----------  -----------
NET   ASSET  VALUE,  END  OF
  PERIOD                           $10.13       $10.12       $13.92       $13.74       $14.93
                              -----------  -----------  -----------  -----------  -----------
                              -----------  -----------  -----------  -----------  -----------
TOTAL RETURN (NOT
  ANNUALIZED)+                       8.60%        2.75%        4.05%       (4.25)%       1.32%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of  period
    (000)                        $566,840       $6,858       $9,992      $12,220      $11,319
  Number of shares
    outstanding,    end   of
    period (000)                   55,933          678          718          889          758
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio   of   expenses   to
    average net assets(1)            0.50%        0.00%        1.33%        1.29%        1.26%
  Ratio  of  net  investment
    income  to  average  net
    assets(2)                        7.36%        4.93%        5.35%        3.94%        3.41%
Portfolio turnover                    250%         N/A          162%         164%         201%
---------------------------------------------------------------------------------------------
(1)  Ratio  of  expenses  to
  average net  assets  prior
  to    waived    fees   and
  reimbursed expenses                1.08%        5.48%        1.63%        1.55%        1.75%
(2) Ratio of net  investment
  income   to   average  net
  assets  prior  to   waived
  fees and reimbursed
  expenses                           6.78%        (0.55)%       5.06%       3.68%        2.92%
---------------------------------------------------------------------------------------------------

OVERLAND EXPRESS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION

    Overland Express Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end series investment company. The Company commenced operations on April 7, 1988 and includes ten separate diversified funds: the Asset Allocation Fund, the Money Market Fund, the Municipal Income Fund, the Overland Sweep Fund, the Short-Term Government-Corporate Income Fund, the Short-Term Municipal Income Fund, the Strategic Growth Fund, the U.S. Government Income Fund, the U.S. Treasury Money Market Fund, the Variable Rate Government Fund, and two non-diversified funds: the California Tax-Free Bond Fund and the California Tax-Free Money Market Fund. The financial statements for the Overland Sweep Fund are presented separately.

    Each of the funds presented in this book (the "Funds"), with the exception of the Money Market Fund, the California Tax-Free Money Market Fund, the Short-Term Government-Corporate Income Fund, the Short-Term Municipal Income Fund, and the U.S. Treasury Money Market Fund, commenced offering Class D shares on July 1, 1993. The U.S. Treasury Money Market Fund and the Money Market Fund commenced offering Class I shares on June 20, 1994 and August 18, 1994, respectively. The three classes of shares differ principally in their respective sales charges, service fees, and distribution fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution and service fees and from the relative weightings of pro rata income and gain allocations.

OVERLAND EXPRESS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

    The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

    SECURITY VALUATION

    Investments in securities for which the primary market is a national securities exchange or the NASDAQ National Market System are stated at the last reported sales price on the day of valuation. U.S. Government obligations are valued at stated mean between the last reported bid and ask prices. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. Debt securities other than those maturing in 60 days or less and other than U.S. government obligations are valued at the latest quoted bid price. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Directors.

    The California Tax-Free Money Market Fund, the Money Market Fund and the U.S. Treasury Money Market Fund use the amortized cost method to value their portfolio securities and seek to maintain constant net asset values of $1.00 per share. There is no assurance the Funds will meet this objective. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, which approximates market value.

    The Short-Term Government-Corporate Income Fund invests only in shares of the Short-Term Government-Corporate Income Master Portfolio of Master Investment Trust (the "Trust"). The Short-Term Municipal Income Fund invests only in shares of the Short-Term Municipal Income Master Portfolio (together with the Short-Term Government-Corporate Income Master Portfolio, the "Master Portfolios") of the Trust. The Trust's investments include fixed-, variable-, and floating-rate instruments. Certain of these floating- and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The value of the assets of each Master Portfolio (other than debt obligations maturing in 60 days or less) is determined as of the close of regular trading on the New York Stock Exchange, which is currently 4:00 p.m. New

OVERLAND EXPRESS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

York time. Except for debt obligations with remaining maturities of 60 days or less, which are valued at amortized cost, assets are valued at current market prices, or if such prices are not readily available, at fair value as determined by procedures approved by the Board of Trustees.

    Cash equivalents relating to firm commitment purchase agreements are segregated by the custodian and may not be sold without appropriate replacement while the current commitment is outstanding.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code.

    TBA PURCHASE COMMITMENTS

    The Overland Express Variable Rate Government Fund enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not flucuate more than 2.00% from the principal amount. The Fund holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally acording to the procedures described under "Security Valuation" above.

    Although the Fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Fund's advisor deems it appropriate to do so.

OVERLAND EXPRESS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

    TBA purchase commitments at June 30, 1995 were as follows:

                                                                    DELIVERY     COUPON         MARKET
AGENCY                                                 SHARES/PAR      MONTH       RATE          VALUE
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                       21,267,982       July      7.28%    $21,892,729
Federal National Mortgage Assoc.                        6,600,000       July      6.59%     $6,583,500
Federal National Mortgage Assoc.                       10,000,000       July      6.31%    $10,081,200
Government National Mortgage Assoc.                    10,000,000       July      7.00%     $9,884,375

    REPURCHASE AGREEMENTS

    Transactions involving purchases of securities under agreements to resell ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The adviser to the Funds pools the Funds' cash and invests in repurchase agreements entered into by the Funds. The prospectuses require that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Funds at June 30, 1995 are collateralized by U.S. Treasury or federal agency obligations. The repurchase agreements were entered into on June 30, 1995.

    DISTRIBUTIONS TO SHAREHOLDERS

    Dividends to shareholders from net investment income of the Asset Allocation Fund are declared and distributed quarterly. Dividends to shareholders from net investment income of the Strategic Growth Fund, if any, are declared and distributed annually. Dividends to shareholders from net investment income are declared daily and distributed monthly for the California Tax-Free Bond Fund, the California Tax-Free Money Market Fund, the Money Market Fund, the Municipal Income Fund, the Short-Term Government-Corporate Income Fund, the Short-Term Municipal Income Fund, the U.S. Government Income Fund, the U.S. Treasury Money Market Fund and the Variable Rate Government Fund. Any dividends to shareholders from net realized capital gain are declared and distributed annually.

OVERLAND EXPRESS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

    FEDERAL INCOME TAXES

    The Company's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all its net investment income and any net realized capital gains to its shareholders. Therefore, no federal or state income tax provision is required. The Money Market Fund has a net capital loss carryforward of $1,392 which will expire in the year 2001 and $36,799 which will expire in the year 2002. The Municipal Income Fund has a net capital loss carryforward of $3,600,931 which will expire in the year 2002. The Short-Term Government-Corporate Income Fund has a net capital loss carryforward of $1,534 which will expire in the year 2002. The Short-Term Municipal Income Fund has a net capital loss carryforward of $33,634 which will expire in the year 2002. The U.S. Government Income Fund has a net capital loss carryforward of $1,212,813 which will expire in the year 2002. The U.S. Treasury Money Market Fund has a net capital loss carryforward of $12,241 which will expire in the year 2002. The California Tax-Free Money Market Fund has a net capital loss carryforward of $76,188, which will expire in the year 2002. The Variable Rate Government Fund has a net capital loss carryforward of $978,191 which will expire in 1999, $15,382,953 which will expire in 2000, $2,818,400 which will expire in the year 2001 and $125,280,827 which will expire in the year 2002. The Board intends to offset net capital gains with each capital loss carryforward until each carryforward has been fully utilized or expires. No capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

    Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the portfolio. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets.

    ORGANIZATION EXPENSES

    Stephens Inc. ("Stephens"), the Funds' administrator, sponsor and distributor, has incurred expenses in connection with the organization and initial registration of

OVERLAND EXPRESS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

the various funds. These expenses were charged to the individual Funds and are being amortized by the Funds on a straightline basis over 60 months from the date the Funds commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Company has entered into separate advisory contracts on behalf of the Funds, except the Short-Term Government-Corporate Income Fund and the Short-Term Municipal Income Fund, with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contracts, WFB has agreed to provide the Funds with investment guidance and policy direction in connection with daily portfolio management. Under the contract with the Asset Allocation Fund, WFB is entitled to be paid a monthly advisory fee at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million and 0.60% of the remaining average daily net assets. Under the contracts with the California Tax-Free Bond Fund, the Municipal Income Fund, the Strategic Growth Fund, the U.S. Government Income Fund and the Variable Rate Government Fund, WFB is entitled to be paid a monthly advisory fee at the annual rate of 0.50% of the average daily net assets of each Fund. Under the contract with the California Tax-Free Money Market Fund, WFB is entitled to be paid a monthly advisory fee at the annual rate of 0.45% of the average daily net assets. Under the contracts with the Money Market Fund and the U.S. Treasury Money Market Fund, WFB is entitled to be paid a monthly advisory fee at the annual rate of 0.25% of the average daily net assets.

    The Company has entered into contracts on behalf of each Fund, except the Asset Allocation Fund, with WFB whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. For all of these Funds, WFB is entitled to an annual fee for custody services at the annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million, 0.045% of the next $50 million and 0.02% of the remaining average daily net assets.

    In connection with the Asset Allocation Fund, the Company has entered into a subadvisory contract with Wells Fargo Nikko Investment Advisors ("WFNIA").

OVERLAND EXPRESS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

WFNIA is an affiliate of Wells Fargo & Company. Pursuant to the agreement WFB pays WFNIA a subadvisory fee. Wells Fargo Institutional Trust Company N.A. ("WFITC"), a subsidiary of WFNIA, acts as custodian for this Fund. Custody fees are paid to WFITC from the sub-advisory fee paid to WFNIA.

    On June 21, 1995, Wells Fargo & Co. and the Nikko Securities Co., Ltd. signed a definitive agreement to sell their joint venture interest in WFNIA to Barclays PLC ("Barclays") of the U.K. The sale, which is subject to the approval of appropriate regulatory authorities, is expected to close in the fourth quarter of 1995.

    Barclays is the largest clearing bank in the U.K. with $259 billion in total assets. Barclays has announced its intention to combine WFNIA with the quantitative group of BZW Asset Management ("BZWAM"), its international asset management arm. BZWAM is the largest quantitative fund manager in Europe, with approximately $32 billion of quantitative funds under management, as of March 31, 1995. The BZW Division of Barclays, of which BZWAM forms a part, is the investment banking arm of Barclays and offers a full range of investment banking, capital markets and asset management services.

    Under the Investment Company Act of 1940, this proposed change of control of WFNIA would result in an assignment and termination of the current Sub-Investment Advisory Agreements between WFNIA, Wells Fargo Bank and the Funds. Subject to approval of the Company's Board of Directors, it is contemplated that a special meeting of shareholders of the Funds will be convened to consider a new Sub-Investment Advisory Agreement with the new sub-advisor, which will become effective only upon the change of control of WFNIA. It is not anticipated that the proposed change of control will change the investment objective or overall investment strategy of the Funds.

    The Company has entered into a contract on behalf of the Funds with WFB whereby WFB provides transfer agent services for the Funds. Under the transfer agency agreement, WFB is paid a per account fee and other related costs with a minimum monthly fee of $3,000 per fund unless net assets of the fund are under $20 million. For as long as the assets remain under $20 million the fund will not be charged any transfer agency fees by WFB.

OVERLAND EXPRESS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

    The Funds, except the California Tax-Free Money Market Fund, the Money Market Fund, the Short-Term Government-Corporate Income Fund, the Short-Term Municipal Income Fund and the U.S. Treasury Money Market Fund, may enter into service agreements with one or more servicing agents on behalf of Class D shares of the Funds. Under such agreements, servicing agents have agreed to provide shareholder liaison services, including responding to customer inquiries and providing information on their investments, and to provide such other related services as the Fund or a Class D shareholder may reasonably request. For these services, a servicing agent receives a fee, on an annualized basis for the Fund's then-current fiscal year, not to exceed 0.25% of the average daily net assets of the Class D shares of the Fund.

                                                                                            SERVICE
                                                                                                FEE
FUND                                                                                        CLASS D
---------------------------------------------------------------------------------------------------
Asset Allocation Fund                                                                       $13,811
California Tax-Free Bond Fund                                                                 9,413
Municipal Income Fund                                                                        19,115
Strategic Growth Fund                                                                        20,163
U.S. Government Income Fund                                                                   4,362
Variable Rate Government Fund                                                                13,634

    The Company has entered into administration and distribution agreements on behalf of the Funds with Stephens. Under the agreements, Stephens has agreed to provide supervisory, administrative and distribution services to the Funds. For providing supervisory and administrative services, the California Tax-Free Bond Fund, the Short-Term Government-Corporate Income Fund, the Short-Term Municipal Income Fund, the Strategic Growth Fund and the Variable Rate Government Fund have each agreed to pay Stephens a monthly fee at the annual rate of 0.15% of each Fund's average daily net assets up to $200 million and 0.10% of the average daily net assets in excess of $200 million. For the Asset Allocation Fund, the California Tax-Free Money Market Fund and the U.S. Government Income Fund, Stephens is entitled to be compensated for administrative services monthly at the annual rate of 0.10% of the average daily net assets of such Fund up to $200 million and 0.05% of the average daily net assets in excess of $200 million.

OVERLAND EXPRESS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

The Money Market Fund, the Municipal Income Fund and the U.S. Treasury Money Market Fund have each agreed to pay Stephens a monthly administrative fee at the annual rate of 0.10% of each Fund's average daily net assets.

    The Company has adopted separate Distribution Plans for Class A and Class D shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The separate Class A Distribution Plan for the California Tax-Free Bond Fund, the California Tax-Free Money Market Fund and the U.S. Government Income Fund provides that each Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying on an annual basis up to the greater of $100,000 or 0.05% of the Class A shares of a Fund's average daily net assets for costs incurred. Each of these Funds may participate in joint distribution activities with the other Funds, in which event expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities will be allocated among the Funds in proportion to their relative net asset sizes.

    The Company also has adopted separate distribution plans pursuant to Rule 12b-1 under the 1940 Act, whereby on behalf of Class A shares of the Asset Allocation Fund, the Money Market Fund, the Municipal Income Fund, the Strategic Growth Fund, the U.S. Treasury Money Market Fund and the Variable Rate Government Fund, a Fund may pay Stephens, as compensation for distribution- related services, a monthly fee at an annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares. The Class D Distribution Plan of the Asset Allocation Fund and Strategic Growth Fund provide that the Funds may pay the Distributor a monthly fee at an annual rate of up to 0.75% of each such Fund's average daily net assets attributable to Class D shares. In addition, the Municipal Income Fund may pay, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.15% of the average daily net assets

OVERLAND EXPRESS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

attributable to both of its Class A and D shares. Through February 28, 1995, a portion of the Municipal Income Fund distribution fee was charged to net capital for income tax purposes.


                                                                                       DISTRIBUTION
                                                                                               FEES
FUND                                                                                        CLASS A
---------------------------------------------------------------------------------------------------
Asset Allocation Fund                                                                       $56,675
California Tax-Free Bond Fund                                                                46,219
Municipal Income Fund                                                                        56,442
Strategic Growth Fund                                                                        38,308
U.S. Government Income Fund                                                                   5,977
Variable Rate Government Fund                                                             1,110,085


                                                                                       DISTRIBUTION
                                                                                               FEES
FUND                                                                                        CLASS D
---------------------------------------------------------------------------------------------------
Asset Allocation Fund                                                                       $41,434
California Tax-Free Bond Fund                                                                18,826
Municipal Income Fund                                                                        34,768
Strategic Growth Fund                                                                        60,490
U.S. Government Income Fund                                                                   8,725
Variable Rate Government Fund                                                                27,267

    For the Short-Term Government-Corporate Income Fund and the Short-Term Municipal Income Fund, the Company has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") on behalf of each Fund, whereby each such Fund has agreed to pay Stephens, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.25% of the average daily net assets of such Fund or the maximum amount payable under applicable laws, regulations and rules, whichever is less. The actual fee payable to Stephens is determined within such limit, from time to time by mutual agreement between the Company and Stephens.

OVERLAND EXPRESS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

    WAIVED FEES AND REIMBURSED EXPENSES

    The following fees/expenses were waived/reimbursed for the six months ended June 30, 1995:

                                                                                WAIVED  REIMBURSED
FUND                                                                              FEES   EXPENSES
--------------------------------------------------------------------------------------------------
Asset Allocation                                                               $14,400         $0
California Tax-Free Bond                                                       571,370          0
California Tax-Free Money Market                                                17,234          0
Money Market                                                                    83,519          0
Municipal Income                                                               227,674          0
Short-Term Government-Corporate Income                                             178     69,974
Short-Term Municipal Income                                                      9,052     61,390
Strategic Growth                                                                31,286          0
U.S. Government Income                                                          66,764          0
U.S. Treasury Money Market                                                     104,184          0
Variable Rate Government                                                       713,542          0

    Waived fees and reimbursed expenses continue at the discretion of WFB and the administrator.

    Certain officers and directors of the Company are also officers of Stephens. At June 30, 1995, Stephens owned 179,807 shares of the Asset Allocation Fund, 1,631 shares of the California Tax-Free Bond Fund, 45,441 shares of the California Tax-Free Money Market Fund, 1,316,356 shares of the Money Market Fund, 12,718 shares of the Municipal Income Fund, 5,355 shares of the Strategic Growth Fund, 2,776 shares of the U.S. Government Income Fund, 121,451 shares of the U.S. Treasury Money Market Fund and 13,136 shares of the Variable Rate Government Fund.

    Stephens has retained $493,044 as sales charges from the proceeds of capital shares sold by the Company for the six months ended June 30, 1995. Wells Fargo Securities Inc., a subsidiary of WFB, received $17,432 as sales charges from the proceeds of capital shares sold by the Company for the six months ended June 30, 1995.

OVERLAND EXPRESS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

3. INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments, exclusive of short-term securities, for each fund for the six months ended June 30, 1995, were as follows:

                                                           ASSET     CALIFORNIA          MUNICIPAL
AGGREGATE PURCHASES                                   ALLOCATION       TAX-FREE             INCOME
 AND SALES OF:                                              FUND      BOND FUND               FUND
---------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
  Purchases at cost                                    $1,925,625             $0                $0
  Sales proceeds                                       24,476,791              0                 0
OTHER SECURITIES:
  Purchases at cost                                    22,316,766     64,878,557        11,275,000
  Sales proceeds                                        2,124,842     75,272,783        23,838,337


                                                                            U.S.
                                                        STRATEGIC     GOVERNMENT     VARIABLE RATE
AGGREGATE PURCHASES                                        GROWTH         INCOME        GOVERNMENT
 AND SALES OF:                                               FUND           FUND              FUND
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
  Purchases at cost                                            $0    $11,215,234                $0
  Sales proceeds                                                0     14,093,594        93,558,594
OTHER SECURITIES:
  Purchases at cost                                    44,630,807     19,955,747     1,159,920,711
  Sales proceeds                                       45,220,132     18,894,685     1,464,957,941

---------------------------------------------------------------
All funds not reflected in this schedule traded exclusively in short-term securities.

4. CAPITAL SHARES TRANSACTIONS

    As of June 30, 1995, there were 20 billion shares of $.001 par value capital stock authorized by the Company. As of June 30, 1995, each Fund was authorized to issue 100 million shares of $.001 par value capital stock for each class of shares,

OVERLAND EXPRESS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

except the California Tax-Free Money Market Fund, the Money Market Fund, the U.S. Treasury Money Market Fund, and the Variable Rate Government Fund which are as follows:

                                                                                             SHARES
FUND                                                                                     AUTHORIZED
---------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund                                                     3 billion
Money Market Fund                                                                         1 billion
U.S. Treasury Money Market Fund                                                           1 billion
Variable Rate Government Fund                                                           500 million

    Transactions in capital shares for the six months ended June 30, 1995 are disclosed in detail in the Statements of Changes in Net Assets.

5. INCOME ALLOCATIONS

    The Short-Term Government Corporate-Income Fund and the Short-Term Municipal Income Fund each are allocated net investment income from their corresponding Master Portfolio. The detail of allocated net investment income for the six months ended June 30, 1995 are as follows:

                                                                                                NET
                                                                                         INVESTMENT
                                                         INTEREST  DIVIDENDS   EXPENSES      INCOME
---------------------------------------------------------------------------------------------------
Short-Term Government-Corporate Income Fund                $7,342         $0         $0      $7,342
Short-Term Municipal Income Fund                          296,472         $0         $0     296,472

6. ORANGE COUNTY CALIFORNIA DEBT SECURITIES

    As of June 30, 1995, the Money Market Fund held securities issued by Orange County, California, with a principal amount of $6,000,000 and an estimated fair value of $4,582,500, with an original maturity date of July 10, 1995. Orange County filed for protection under Chapter 9 of the Federal Bankruptcy Code on December 6, 1994, and defaulted on such securities on July 10, 1995. The bankruptcy court trustee approved an extension of the securities' maturity to June 30, 1996, and modification of certain other terms, including increasing the interest rate and providing for some portion of interest to accrue until the maturity date rather than being due and payable monthly. Concurrent with the default by

OVERLAND EXPRESS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

Orange County, the Money Market Fund entered into a Credit Enhancement Agreement (the "Agreement") with WFB, pursuant to which it was named as a beneficiary of an irrevocable letter of credit issued by Bank of America National Trust and Savings Association ("Bank of America"). The Agreement provides support for a portion of the Orange County securities held by the Fund such that Bank of America will make certain payments to the Money Market Fund under defined circumstances, including failure by Orange County to make any payment of principal when due.

    The Money Market Fund is not obligated to reimburse Bank of America for any amount drawn under the letter of credit. However, the letter of credit does not ensure that the Money Market Fund will receive payments equal to the aggregate amount of Orange County securities. Accordingly, although the Money Market Fund's Board of Directors has determined that the Orange County securities subject to the letter of credit currently present minimal credit risks, the Money Market Fund could incur losses as a result of its Orange County holdings.

    A letter of credit fee of $19,383 was paid by WFB on behalf of the Money Market Fund and was recorded as a contribution of capital on July 10, 1995. The Money Market Fund initially recorded the credit enhancement as an asset and a contribution of capital in the amount of the letter of credit fee. Any subsequent change in the value of the credit enhancement will be recorded as an adjustment in unrealized securities appreciation (depreciation). Since December 6, 1994, the Orange County securities have been placed on non-accrual status, with interest income being recognized when received. The Agreement provides for a draw on the letter of credit on June 30, 1996, for interest unpaid to which the Money Market Fund is entitled.

7. VARIABLE RATE GOVERNMENT FUND LITIGATION

    A purported class action lawsuit was filed on March 14, 1995 in the United States District Court for the Southern District of California by Conrad D. Schaefer and Diane L. Schaefer, Trustees for the Schaefer Family Trust of 1992 against the Overland Express Family of Funds "Variable Rate Government Fund," Wells Fargo Bank and Wells Fargo & Company. The plaintiffs seek to sue on behalf of persons

OVERLAND EXPRESS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

who bought the fund between January 1, 1991 and March 10, 1995, and allege that defendants violated the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940 and common law by, among other things, failing to disclose adequately the objectives and risks of the Fund, specifically, the risks involved in investing in Support Class Bonds, and that the Fund's prospectuses, annual reports and other documents filed with the Securities and Exchange Commission contained false and misleading statements relating thereto. The named plaintiffs allege that the Class as a whole suffered substantial, but unspecified damages, including interest, in connection with the purchase of securities covered by the Fund's offering documents over the course of the specified period. Management of the Company believes that the case is without merit and intends to vigorously defend against the action.

SHORT-TERM GOVERNMENT-CORPORATE INCOME MASTER
PORTFOLIO -- JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             U.S. TREASURY SECURITIES - 81.79%
             U.S. TREASURY NOTES - 81.79%
$   400,000  U.S. Treasury Notes
               (Cost $401,679)                                    6.25 %        08/31/96       $401,812

             SHORT-TERM INSTRUMENTS - 15.94%
             U.S. TREASURY BILLS - 12.68%
$    65,000  U.S. Treasury Bills                                  5.64 %(F)     04/04/96   $     62,304

             REPURCHASE AGREEMENTS - 3.26%
$    16,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.10 %        07/03/95   $     16,000
                                                                                           ------------

             TOTAL SHORT-TERM INSTRUMENTS                                                  $     78,304
             (Cost $78,187)

             TOTAL INVESTMENTS IN SECURITIES
              (Cost $479,866)*(Notes 1 and 3)                          97.73%              $    480,116
              Other Assets and Liabilities, Net                         2.27%                    11,172
                                                                      ------               ------------

              TOTAL NET ASSETS                                        100.00%              $    491,288
                                                                      ------               ------------
                                                                      ------               ------------


---------------------------------------------------------------
(F)  YIELD TO MATURITY.
     *COSTS FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $         784
Gross Unrealized Depreciation            (534)
                                -------------

NET UNREALIZED APPRECIATION     $         250
                                -------------
                                -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SHORT-TERM MUNICIPAL INCOME MASTER PORTFOLIO--
JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS - 79.75%
             ARIZONA - 1.38%
$   200,000  Arizona State Transportation Board Excise Tax
               Revenue Maricopa County Regional Area Road
               Funding MBIA Insured                               6.70 %        07/01/96   $    204,622

             CALIFORNIA - 16.21%
  1,000,000  California State RAW Series C                        5.75          04/25/96      1,015,840
    500,000  Los Angeles CA COP Van Nuys Courthouse Project
               Prerefunded                                        8.90          06/01/06        531,680
    500,000  Los Angeles CA Department of Water & Power
               Electric Plant Revenue Second Issue                9.00          11/15/97        550,350
    300,000  Modesto CA Irrigation District COP 86 Geysers
               Geothermal Power Project Series A                  6.60          10/01/97        309,429

             ILLINOIS - 8.45%
    200,000  Chicago IL AMBAC Insured                             6.00          01/01/98        207,028
    500,000  Illinois State Municipal Electric Agency Power
               Supply System Revenue Series A                     5.70          02/01/96        503,510
    500,000  Illinois State Sales Tax Revenue Series E
               Prerefunded                                        8.10          06/15/10        544,905

             INDIANA - 3.40%
    500,000  Indiana State Bond Bank Advance Funding Notes
               Series A-2                                         5.75          01/10/96        505,090

             LOUISIANA - 3.80%
    500,000  East Baton Rouge LA Community Sewer Revenue          9.25          09/01/12        564,230


SHORT-TERM MUNICIPAL INCOME MASTER PORTFOLIO--
JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS (CONTINUED)
             MARYLAND - 1.57%
$   225,000  Prince George County MD Series A                     6.60 %        02/01/97   $    232,589
             MASSACHUSETTS - 3.38%
    500,000  Massachusetts State Education Loan Authority
               Revenue Issue E Series B AMT AMBAC Insured         5.25          07/01/99        502,130

             MINNESOTA - 3.23%
    200,000  Minneapolis MN Special School District No. One
               COP Prerefunded                                    7.38          02/01/15        214,800
    255,000  Minnesota State Convention Center Prerefunded        6.75          04/01/12        265,062

             MISSOURI - 1.34%
    200,000  Branson MO Tax Allocation Revenue Street
               Improvement Project CGIC Insured                   4.95          10/01/97        198,650

             NEW JERSEY - 1.54%
    225,000  New Jersey State Wastewater Revenue Series B         6.50          05/15/96        228,845


SHORT-TERM MUNICIPAL INCOME MASTER PORTFOLIO--
JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS (CONTINUED)
             NEW YORK - 7.02%
$   250,000  New York State Mortgage Agency Revenue
               Homeowner Mortgage Series 44 AMT FHA
               Collateralized                                     6.00 %        04/01/99   $    253,218
    250,000  New York State Power Authority Revenue &
               General Purpose Series T Prerefunded               7.40          01/01/06        259,140
    500,000  United Nations Development Corp Revenue Phase
               Two & Three Series B Prerefunded                   8.13          07/01/06        529,960
             OREGON - 2.06%
    300,000  Lane County OR School District No. 52 FGIC
               Insured                                            5.20          12/01/97        305,400

             PENNSYLVANIA - 1.53%
    200,000  Montgomery County PA Higher Education & Health
               Authority Hospital Revenue Bryn Manor
               Hospital Project Prerefunded                       9.38          12/01/19        226,878

             TEXAS - 14.21%
    250,000  Brazos TX Higher Education Authority AMT Series
               C-1                                                6.00          11/01/99        256,805
    200,000  Dallas TX Waterworks & Sewer System Revenue
               Prerefunded                                        8.40          10/01/01        202,196
    275,000  Dallas TX Waterworks & Sewer System Revenue
               Series A                                           9.00          10/01/97        299,789
    500,000  Northside TX Independent School District PSFG
               Insured                                            8.60          08/01/97        543,560
    275,000  Port of Houston Authority TX AMT                     8.50          10/01/98        306,523
    500,000  Texas State TRAN                                     5.00          08/31/95        501,020


SHORT-TERM MUNICIPAL INCOME MASTER PORTFOLIO--
JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS (CONTINUED)
             WASHINGTON - 6.92%
$   200,000  Southern Columbia Basin WA Irrigation District       5.50 %        12/01/98   $    205,410
    200,000  Tacoma WA Sewer Revenue Series B FGIC Insured        5.00          12/01/96        200,338
    300,000  Washington State Healthcare Financing
               Facilities Authority Revenue Highline
               Community Hospital LOC - Bank of Tokyo Ltd         7.40          08/15/09        316,506
    300,000  Washington State Public Power Supply System
               Nuclear Project Number Three Revenue Series B      6.70          07/01/96        305,625
             WEST VIRGINIA - 0.28%
     40,000  West Virginia State Hospital Financing
               Authority West Virginia Hospital Inc MBIA
               Insured                                            7.20          06/01/16         41,894

             WISCONSIN - 3.43%
    500,000  Wisconsin State Transportation Series A              6.50          07/01/96        509,485
                                                                                           ------------

             TOTAL MUNICIPAL BONDS                                                         $ 11,842,507
             (Cost $11,718,629)


SHORT-TERM MUNICIPAL INCOME MASTER PORTFOLIO--
JUNE 30, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             SHORT-TERM INSTRUMENTS - 14.86%
             MUNICIPAL BONDS - 11.45%
$   500,000  Irvine Ranch CA V/R LOC - Dai-Ichi Kangyo Bank
               Ltd                                                4.30 %        09/02/20   $    500,000
    300,000  Platte County WY Pollution Control Revenue
               Tri-State G&T V/R Series B LOC - Societe
               Generale                                           4.30          07/01/14        300,000
    400,000  Salt Lake City UT Airport Revenue V/R AMT
               Series A LOC - Credit Suisse                       4.30          06/01/98        400,000
    500,000  Uinta County WY PCR Chevron USA Inc Project V/R      4.05          08/18/20        500,000
                                                                                           ------------
             TOTAL MUNICIPAL BONDS                                                         $  1,700,000

             MONEY MARKET FUNDS - 3.41%
$   461,866  Arbor Institutional Tax Free Portfolio                                        $    461,866
     44,000  National Municipal Fund                                                             44,000
                                                                                           ------------
             TOTAL MONEY MARKET FUNDS                                                      $    505,866
             TOTAL SHORT-TERM INSTRUMENTS                                                  $  2,205,866
             (Cost $2,205,866)

             TOTAL INVESTMENTS IN SECURITIES
             (Cost $13,924,495)*(Notes 1 and 3)                         94.6%               $14,048,373

              Other Assets and Liabilities, Net                         5.39%                   800,543
                                                                      ------               ------------
              TOTAL NET ASSETS                                        100.00%              $ 14,848,916
                                                                      ------               ------------
                                                                      ------               ------------

---------------------------------------------------------------
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $     127,339
Gross Unrealized Depreciation          (3,461)
                                -------------
NET UNREALIZED APPRECIATION     $     123,878
                                -------------
                                -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
JUNE 30, 1995

                                                            SHORT-TERM            SHORT-TERM
                                                           GOVERNMENT-             MUNICIPAL
                                                             CORPORATE                INCOME
                                                         INCOME MASTER                MASTER
                                                             PORTFOLIO             PORTFOLIO
--------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see cost
    below)                                                    $480,116           $14,048,373
  Cash                                                             313                47,246
Receivables:
  Dividends and Interest                                         8,359               295,974
  Investment securities sold                                         0               500,000
  Due from administrator (Note 2)                                1,995                 2,204
Organization expenses, net of amortization                       3,059                     0
Prepaid expenses                                                 4,287                13,135
TOTAL ASSETS                                                   498,129            14,906,932
LIABILITIES
Payables:
  Allocations to beneficial interest holders                     2,289                54,962
  Due to sponsor and distributor (Note 2)                        3,423                   526
Accrued expenses                                                 1,129                 2,528
TOTAL LIABILITIES                                                6,841                58,016
TOTAL NET ASSETS
                                                              $491,288           $14,848,916
INVESTMENTS AT COST (NOTE 3)                                  $479,866           $13,924,495
--------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 1995

                                                            SHORT-TERM            SHORT-TERM
                                                           GOVERNMENT-             MUNICIPAL
                                                             CORPORATE                INCOME
                                                         INCOME MASTER                MASTER
                                                             PORTFOLIO             PORTFOLIO
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                                      $7,342              $296,473
TOTAL INVESTMENT INCOME                                          7,342               296,473
EXPENSES (NOTE 2)
  Advisory fees                                                    592                28,931
  Custody fees                                                      20                   997
  Amortization of organization expenses                            340                   478
  Legal and audit fees                                          10,711                10,593
  Other                                                            992                 2,207
TOTAL EXPENSES                                                  12,655                43,206
Less:
  Waived and reimbursed fees (Note 2)                          (12,655)              (43,206)
NET EXPENSES                                                         0                     0
NET INVESTMENT INCOME                                            7,342               296,473
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                                  1,053                  (264)
  Net change in unrealized appreciation
    (depreciation) of investments                                1,786               152,737
NET GAIN ON INVESTMENTS                                          2,839               152,473
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                    $10,181              $448,946
--------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SHORT-TERM GOVERNMENT-CORPORATE INCOME
                                                                            MASTER PORTFOLIO
                                                  ------------------------------------------
                                                           (UNAUDITED)   FROM SEPT. 19, 1994
                                                      SIX MONTHS ENDED        (INCEPTION) TO
                                                         JUNE 30, 1995     DECEMBER 31, 1994
--------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income                                         $7,342                $1,617
  Net realized gain on sale of investments                       1,053                     0
  Net change in unrealized appreciation
    (depreciation) of investments                                1,786                (1,536)
NET INCREASE RESULTING FROM OPERATIONS                          10,181                    81
NET INCREASE IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS                                    384,929                96,092
INCREASE IN NET ASSETS                                         395,110                96,173
NET ASSETS:
Beginning net assets                                            96,178                     5
ENDING NET ASSETS                                             $491,288               $96,178
--------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                            SHORT-TERM MUNICIPAL
                                         INCOME MASTER PORTFOLIO
                              ----------------------------------
                                                    FROM JUNE 3,
                                                            1994
                                   (UNAUDITED)    (INCEPTION) TO
                              SIX MONTHS ENDED      DECEMBER 31,
                                 JUNE 30, 1995              1994
-----------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income               $296,473           $73,315
  Net realized gain on sale
    of investments                        (264)           (1,075)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                        152,737           (28,859)
NET INCREASE RESULTING FROM
  OPERATIONS                           448,946            43,381
NET INCREASE IN NET ASSETS
  RESULTING FROM CAPITAL
  SHARE TRANSACTIONS                 2,620,833        11,735,751
INCREASE IN NET ASSETS               3,069,779        11,779,132
NET ASSETS:
Beginning net assets                11,779,137                 5
ENDING NET ASSETS                  $14,848,916       $11,779,137
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT TRUST
SHORT-TERM MASTER PORTFOLIOS (UNAUDITED)
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION

    The Short-Term Municipal Income Master Portfolio and the Short-Term Government-Corporate Income Master Portfolio (the "Master Portfolios") are two series of the Master Investment Trust (the "Trust"), a business trust organized under the laws of Delaware on August 14, 1991. The Declaration of Trust permits the issuance of beneficial interests ("interests"). The Trust currently issues three series of portfolios: the Cash Investment Trust Master Portfolio, the Short-Term Government-Corporate Income Master Portfolio and the Short-Term Municipal Income Master Portfolio. The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. These financials are representative of only the Short-Term Government-Corporate Income Master Portfolio and the Short-Term Municipal Income Master Portfolio.

    INVESTMENT POLICY AND SECURITY VALUATION

    Each Master Portfolio's investments include fixed-, variable- and floating-rate instruments. Except during temporary defensive periods, each Master Portfolio seeks to maintain an average weighted maturity of 90 days to 2 years. The value of assets of each Master Portfolio (other than debt obligations maturing in 60 days or less) is determined as of the close of regular trading on the New York Stock Exchange, which is currently 4:00 p.m. New York time. Except for debt obligations with remaining maturities of 60 days or less, which are valued at amortized cost, assets are valued at current market prices, or if such prices are not readily available, at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is accrued daily. Realized gains and losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code.

MASTER INVESTMENT TRUST
SHORT-TERM MASTER PORTFOLIOS (UNAUDITED)
NOTES TO FINANCIAL STATEMENTS

    FEDERAL INCOME TAXES
    Each Master Portfolio intends to qualify for federal income tax purposes as a partnership. Each Master Portfolio therefore believes that it will not be subject to any federal or state income tax on its income and net capital gains (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the partnership's income for purposes of determining its federal and state income tax liabilities. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended ("Code"), and the regulations promulgated thereunder.

    It is intended that the Master Portfolios' assets, income and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the Master Portfolio.

    ORGANIZATION EXPENSES
    Costs incurred in connection with organization and initial registration as an investment company under the Investment Company Act of 1940 were advanced by Stephens Inc. ("Stephens"). Organization expenses are being amortized on a straight line basis over 60 months from the date the Trust commenced operation.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Trust has entered into separate advisory contracts with WFB on behalf of each Master Portfolio. Pursuant to the contract, WFB furnishes investment guidance and policy direction in connection with daily portfolio management of each Master Portfolio. Under the contract, WFB is entitled to receive a monthly advisory fee based on an annual rate of 0.50% of the average daily net assets.

    The Trust has also entered into a contract with WFB whereby WFB has agreed to provide custody servicing functions for each Master Portfolio. For providing this service, WFB is entitled to be compensated for custody services based on a rate of 0.0167% of the average daily net assets of each Master Portfolio.

MASTER INVESTMENT TRUST
SHORT-TERM MASTER PORTFOLIOS (UNAUDITED)
NOTES TO FINANCIAL STATEMENTS

    WAIVED FEES AND REIMBURSED EXPENSES
    Waived fees and reimbursed expenses for the six months ended June 30, 1995, were as follows:

                                                                        WAIVED         REIMBURSED
                                                                          FEES           EXPENSES
MASTER PORTFOLIO                                                        BY WFB        BY STEPHENS
-------------------------------------------------------------------------------------------------
Short-Term Government-Corporate Income                                  $  612            $12,043
Short-Term Municipal Income                                             29,928             13,278

    Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments exclusive of short-term securities for the Short-Term Government-Corporate Income Master Portfolio and the Short-Term Municipal Income Master Portfolio, respectively, for the six months ending June 30, 1995, were as follows:

                                                                        SHORT-TERM
                                                                      GOVERNMENT -      SHORT-TERM
                                                                         CORPORATE       MUNICIPAL
                                                                            INCOME          INCOME
                                                                            MASTER          MASTER
AGGREGATE PURCHASES AND SALES OF:                                        PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
  Purchases at cost                                                        $89,585              $0
  Sales proceeds                                                                 0               0

OTHER LONG-TERM SECURITIES:
  Purchases at cost                                                              0       7,621,398
  Sales proceeds                                                                 0         165,219

4.  FINANCIAL HIGHLIGHTS

    The portfolio turnover rates, excluding short-term securities, for the Master Portfolio for the six months ended June 30, 1995 are as follows:

                                                      SHORT-TERM
                                                     GOVERNMENT-                      SHORT-TERM
                                                CORPORATE INCOME                MUNICIPAL INCOME
                                                MASTER PORTFOLIO                MASTER PORTFOLIO

                                                            FROM
                                                   SEPTEMBER 19,                            FROM
                                   (UNAUDITED)              1994   (UNAUDITED)      JUNE 3, 1994
                                    SIX MONTHS       (INCEPTION)    SIX MONTHS       (INCEPTION)
                                         ENDED                TO         ENDED                TO
                                      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                          1995              1994          1995              1994
------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER                          0%                0%            0%                8%

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OVERLAND EXPRESS FUNDS, INC.:

    We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Asset Allocation Fund, California Tax-Free Bond Fund, California Tax-Free Money Market Fund, Money Market Fund, Municipal Income Fund, Strategic Growth Fund, U.S. Government Income Fund, U.S. Treasury Money Market Fund and Variable Rate Government Fund (nine of the funds comprising Overland Express Funds, Inc.) as of December 31, 1994, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, except for Strategic Growth Fund which is for the period from January 20, 1993 (date of inception) to December 31, 1993, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1994, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Overland Express Funds, Inc. as of December 31, 1994, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

                                        KPMG Peat Marwick LLP


SAN FRANCISCO, CALIFORNIA
FEBRUARY 17, 1995

ASSET ALLOCATION FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                              COST         VALUE
             COMMON STOCKS - 64.66%
      7,818  Abbott Laboratories                    $    207,580  $    255,062
        920  Advanced Micro Devices+                      24,274        22,885
      1,096  Aetna Life & Casualty Co                     63,488        51,649
      1,144  Ahmanson (H F) & Co                          22,321        18,447
      1,111  Air Products & Chemicals Inc                 47,750        49,578
      4,769  Airtouch Communications+                    107,194       138,897
        292  Alberto-Culver Co Class B                     6,443         7,957
      2,465  Albertsons Inc                               65,299        71,485
      2,192  Alcan Aluminium Ltd                          44,602        55,622
        552  Alco Standard Corp                           26,236        34,638
        446  Alexander & Alexander Services               10,736         8,251
        595  Allergan Inc                                 13,402        16,809
      2,753  Allied Signal Inc                            99,606        93,602
      1,818  Alltel Corp                                  56,158        54,767
        871  Aluminum Co of America                       64,318        75,450
        805  ALZA Corp+                                   18,905        14,490
      1,136  Amdahl Corp                                   6,036        12,496
        915  Amerada Hess Corp                            47,346        41,747
      3,397  American Barrick Corp                       103,275        75,583
      1,958  American Brands Inc                          63,550        73,425
      1,784  American Electric Power Inc                  67,565        58,649
      4,926  American Express Corp                       137,389       145,317
      1,998  American General Corp                        65,517        56,444
        708  American Greetings Corp                      20,750        19,116
      2,981  American Home Products Corp                 187,763       187,058
      3,041  American International Group Inc            280,906       298,018
      1,368  American Stores Co                           30,002        36,765
      5,344  Ameritech Corp                              218,261       215,764
      1,264  Amgen+                                       47,780        74,576
      4,799  Amoco Corp                                  268,965       283,741
      1,018  AMP Inc                                      64,303        74,060
        718  AMR Corp+                                    46,918        38,234
        260  Andrew Corp+                                  5,490        13,585
      2,517  Anheuser-Busch Inc                          120,932       128,052
      1,159  Apple Computer Inc                           37,560        45,201
      5,007  Archer-Daniels-Midland Co                    71,969       103,269

ASSET ALLOCATION FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                              COST         VALUE
             COMMON STOCKS (CONTINUED)
      1,038  Armco Inc+                             $      6,910  $      6,877
        347  Armstrong World Industries Inc               13,057        13,360
        426  ASARCO Inc                                    8,733        12,141
        577  Ashland Oil Inc                              18,461        19,907
     15,111  AT & T Corp                                 887,375       759,328
      1,551  Atlantic Richfield Corp                     176,913       157,814
        478  Autodesk Inc                                 11,124        18,941
      1,382  Automatic Data Processing                    69,154        80,847
        526  Avery Dennison Corp                          14,164        18,673
        671  Avon Products Inc                            37,713        40,092
      1,345  Baker Hughes Inc                             34,600        24,546
        263  Ball Corp                                     7,996         8,285
        438  Bally Entertainment Corp+                     3,919         2,683
      1,419  Baltimore Gas & Electric Co                  37,421        31,395
      3,944  Banc One Corp                               150,991       100,079
      1,051  Bank of Boston Corp                          25,496        27,195
      3,607  BankAmerica Corp                            168,378       142,477
        760  Bankers Trust N Y Corp                       58,834        42,085
        525  Bard (C R) Inc                               12,882        14,175
        961  Barnett Banks Inc                            43,513        36,878
        118  Bassett Furniture Industries                  4,143         3,363
        550  Bausch & Lomb Inc                            26,264        18,631
      2,748  Baxter International Inc                     71,345        77,631
        691  Becton Dickenson & Co                        25,279        33,168
      4,240  Bell Atlantic Corp                          255,932       210,940
      4,787  BellSouth Corp                              275,568       259,096
        480  Bemis Co Inc                                 10,490        11,520
        490  Beneficial Corp                              18,552        19,110
      1,042  Bethlehem Steel Corp+                        16,967        18,756
        836  Beverly Enterprises+                          8,707        12,018
      1,131  Biomet Inc+                                  11,013        15,834
        831  Black & Decker Corp                          16,678        19,736
      1,000  Block (H & R) Inc                            39,393        37,125
      1,035  Boatmens Bancshares Inc                      31,212        28,074
      3,299  Boeing Co                                   126,866       154,228
        350  Boise Cascade Corp                            7,481         9,363

ASSET ALLOCATION FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

    SHARES     SECURITY NAME                              COST         VALUE
             COMMON STOCKS (CONTINUED)
        280  Briggs & Stratton Corp                 $     10,879  $      9,170
      4,928  Bristol-Myers Squibb Co                     277,307       285,208
        192  Brown Group Inc                               6,120         6,144
        656  Brown-Forman Corp Class B                    17,322        20,008
      1,917  Browning-Ferris Industries Inc               46,972        54,395
        738  Bruno's Inc                                   8,243         6,181
        943  Brunswick Corp                               14,650        17,799
        858  Burlington Northern Inc                      46,318        41,291
      1,236  Burlington Resources Inc                     56,246        43,260
      2,422  Campbell Soup Co                             93,977       106,871
      1,470  Capital Cities/ABC Inc                       77,510       125,318
      1,544  Carolina Power & Light Co                    50,369        41,109
      1,975  Caterpillar Inc                              78,485       108,872
        580  CBS Inc                                      30,605        32,118
        284  Centex Corp                                  10,925         6,461
      1,858  Central & South West Corp                    60,130        42,037
        456  Ceridian Corp+                                7,835        12,255
        893  Champion International Corp                  28,644        32,595
        993  Charming Shoppes Inc                         12,441         6,579
      1,736  Chase Manhattan Corp                         59,110        59,675
      2,360  Chemical Banking Corp                        96,539        84,665
      6,304  Chevron Corp                                282,827       281,316
      3,428  Chrysler Corp                               154,049       167,972
        862  Chubb Corp                                   76,348        66,697
        693  CIGNA Corp                                   43,459        44,092
        319  Cincinnati Milacron Inc                       7,122         7,536
      1,416  CINergy Corp                                 33,272        33,099
        943  Circuit City Stores Inc                      24,759        20,982
      2,495  Cisco Systems Inc+                           81,806        87,637
      3,806  Citicorp                                    128,077       157,473
        180  Clark Equipment Co+                           6,296         9,765
        498  Clorox Co                                    25,905        29,320
      1,030  Coastal Corp                                 28,795        26,523
     12,449  Coca-Cola Co                                532,380       641,124
      1,420  Colgate-Palmolive Co                         75,165        89,993
        484  Columbia Gas System Inc+                     11,905        11,374

ASSET ALLOCATION FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

    SHARES     SECURITY NAME                                   COST           VALUE
             COMMON STOCKS (CONTINUED)
      3,492  Columbia/HCA Healthcare Corp                  $    142,146  $    127,458
      2,308  Comcast Corp Class A                                51,594        36,207
        425  Community Psychiatric Centers                        4,829         4,675
      2,494  Compaq Computer Corp+                               44,720        98,513
      1,552  Computer Associates International Inc               47,491        75,272
        517  Computer Sciences Corp+                             15,003        26,367
      2,390  ConAgra Inc                                         59,895        74,688
        756  Conrail Inc                                         42,000        38,178
      2,257  Consolidated Edison Co                              80,651        58,118
        328  Consolidated Freightways+                            5,463         7,339
        908  Consolidated Natural Gas Co                         47,262        32,234
        522  Continental Corp                                    16,353         9,918
      1,132  Cooper Industries Inc                               56,966        38,630
        831  Cooper Tire & Rubber Co                             22,137        19,632
        369  Coors (Adolph) Co Class B                            7,067         6,181
      1,373  CoreStates Financial Corp                           37,736        35,698
      2,210  Corning Inc                                         70,274        66,024
      1,433  CPC International Inc                               64,159        76,307
        275  Crane Co                                             7,854         7,391
        264  Cray Research Inc+                                   6,360         4,158
        862  Crown Cork & Seal Co+                               31,260        32,541
      1,024  CSX Corp                                            79,638        71,296
        403  Cummins Engine Co Inc                               17,748        18,236
        893  Cyprus Amax Minerals                                23,858        23,330
        969  Dana Corp                                           26,598        22,650
        356  Data General Corp+                                   3,653         3,560
        687  Dayton-Hudson Corp                                  47,452        48,605
      1,655  Dean Witter Discover & Co                           64,520        56,063
        847  Deere & Co                                          60,086        56,114
        465  Delta Air Lines Inc                                 24,925        23,483
        798  Deluxe Corp                                         29,899        21,147
      1,406  Detroit Edison Co                                   48,904        36,732
        872  Dial Corp                                           17,202        18,530
      1,364  Digital Equipment Corp+                             53,391        45,353
      1,101  Dillard Department Stores Inc                       41,459        29,452
      5,163  Disney (Walt) Co                                   207,149       238,143

ASSET ALLOCATION FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

    SHARES     SECURITY NAME                                    COST         VALUE
             COMMON STOCKS (CONTINUED)
      1,676  Dominion Resources Inc                        $     77,394  $     59,917
      1,484  Donnelley (R R) & Sons Co                           44,742        43,778
        544  Dover Corp                                          28,288        28,084
      2,679  Dow Chemical Co                                    160,307       180,163
        962  Dow Jones & Co Inc                                  30,776        29,822
      1,803  Dresser Industries Inc                              40,846        34,032
      1,090  DSC Communications Corp+                            33,432        39,104
      1,964  Duke Power Co                                       82,204        74,878
      1,634  Dun & Bradstreet Corp                              100,395        89,870
      6,580  DuPont (EI) de Nemours                             315,936       370,125
        307  E-Systems Inc                                       13,933        12,779
        207  Eastern Enterprises                                  5,561         5,434
        788  Eastman Chemical Co                                 38,768        39,794
      3,274  Eastman Kodak Co                                   150,847       156,334
        749  Eaton Corp                                          34,791        37,076
        566  Echlin Inc                                          16,286        16,980
      1,108  Echo Bay Mines Ltd                                  11,008        11,773
        605  Ecolab Inc                                          13,287        12,705
        541  EG & G Inc                                          10,556         7,642
      2,156  Emerson Electric Co                                127,372       134,750
        911  Engelhard Corp                                      24,599        20,270
      2,472  Enron Corp                                          83,861        75,396
        624  Enserch Corp                                        12,347         8,190
      2,195  Entergy Corp                                        81,835        48,016
     11,992  Exxon Corp                                         783,835       728,514
        518  Federal Express Corp+                               30,774        31,210
      1,754  Federal Home Loan Mortgage Corp                     91,141        88,577
      2,660  Federal National Mortgage Association              212,378       193,848
        400  Federal Paper Board Co                               9,356        11,600
        901  First Chicago Corp                                  40,743        43,023
      1,081  First Data Corp                                     53,780        51,212
        766  First Fidelity Bancorp                              35,408        34,374
        761  First Interstate Bancorp                            48,063        51,463
        214  First Mississippi Corp                               2,158         5,350
      1,707  First Union Corp                                    77,780        70,627
      1,295  Fleet Financial Group Inc                           41,983        42,088

ASSET ALLOCATION FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

    SHARES     SECURITY NAME                                     COST         VALUE
             COMMON STOCKS (CONTINUED)
        463  Fleetwood Enterprises Inc                     $     10,472  $      8,681
        347  Fleming Cos Inc                                     11,099         8,068
        787  Fluor Corp                                          34,416        33,939
        331  FMC Corp+                                           16,013        19,115
      9,874  Ford Motor Co                                      263,310       276,472
        331  Foster Wheeler Corp                                 10,783         9,847
      1,799  FPL Group Inc                                       70,076        63,190
      1,350  Gannett Co Inc                                      68,942        71,888
      1,397  Gap Inc                                             42,540        42,609
        611  General Dynamics Corp                               25,569        26,579
     16,525  General Electric Co                                798,879       842,775
      1,536  General Mills Inc                                   96,889        87,552
      7,308  General Motors Corp                                348,341       308,763
        802  General Re Corp                                     99,671        99,248
        445  General Signal Corp                                 14,824        14,184
      1,170  Genuine Parts Co                                    43,112        42,120
        871  Georgia-Pacific Corp                                55,970        62,277
        551  Giant Food Inc                                      12,822        11,984
        319  Giddings & Lewis Inc                                 7,417         4,705
      2,162  Gillette Co                                        118,959       161,610
        576  Golden West Financial                               24,152        20,304
        255  Goodrich (B F) Co                                   11,760        11,061
      1,461  Goodyear Tire & Rubber Co                           61,177        49,126
        909  Grace (W R) & Co                                    35,208        35,110
        478  Grainger (W W) Inc                                  27,317        27,605
        382  Great Atlantic & Pacific Tea Co                     10,277         6,924
        682  Great Lakes Chemical Corp                           48,574        38,874
      1,320  Great Western Financial Corp                        23,406        21,120
      9,317  GTE Corp                                           339,547       283,004
      1,129  Halliburton Co                                      42,369        37,398
        312  Handleman Co                                         3,964         3,549
        745  Harcourt General Inc                                27,202        26,261
        278  Harland (John H) Co                                  7,416         5,560
        443  Harnischfeger Industries Inc                         9,890        12,459
        360  Harris Corp                                         14,965        15,300
        304  Hartmarx Corp+                                       2,006         1,786

ASSET ALLOCATION FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

    SHARES     SECURITY NAME                                 COST          VALUE
             COMMON STOCKS (CONTINUED)
        852  Hasbro Inc                                   $     31,182  $     24,921
      2,363  Heinz (H J) Co                                     89,145        86,840
        216  Helmerich & Payne Inc                               7,419         5,535
        358  Hercules Inc                                       31,599        41,304
        839  Hershey Foods Corp                                 40,445        40,587
      2,458  Hewlett Packard Co                                181,219       245,493
        452  Hilton Hotels Corp                                 20,661        30,454
      4,377  Home Depot Inc                                    182,692       201,342
      1,320  Homestake Mining Co                                24,509        22,605
      1,247  Honeywell Inc                                      45,384        39,281
        924  Household International Inc                        34,507        34,304
      1,294  Houston Industries Inc                             60,138        46,099
      1,122  Illinois Tool Works Inc                            43,159        49,088
      1,109  Inco Ltd                                           24,486        31,745
      1,035  Ingersoll-Rand Co                                  37,944        32,603
        440  Inland Steel Industries Inc+                       12,578        15,455
      4,000  Intel Corp                                        244,293       255,500
        434  Intergraph Corp+                                    4,782         3,526
      5,677  International Business Machines Corp              262,935       417,260
      1,097  International Flavors & Fragrances                 40,925        50,736
      1,230  International Paper Co                             80,456        92,711
        733  Interpublic Group Cos Inc                          21,440        23,548
      1,015  ITT Corp                                           86,048        89,954
        797  James River Corp                                   16,311        16,139
        464  Jefferson-Pilot Corp                               24,360        24,070
      6,244  Johnson & Johnson                                 252,678       341,859
        413  Johnson Controls Inc                               22,493        20,237
        455  Jostens Inc                                         9,563         8,474
      4,423  K Mart Corp                                       100,262        57,499
        289  Kaufman & Broad Home Corp                           5,758         3,721
      2,151  Kellogg Co                                        114,128       125,027
        519  Kerr-McGee Corp                                    26,978        23,874
      2,363  KeyCorp                                            74,777        59,075
      1,546  Kimberly-Clark Corp                                76,774        78,073
        380  King World Productions+                            13,857        13,110
        506  Knight-Ridder Inc                                  28,094        25,553

ASSET ALLOCATION FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

    SHARES     SECURITY NAME                                    COST         VALUE
             COMMON STOCKS (CONTINUED)
      1,136  Kroger Co+                                   $     22,362  $     27,406
      2,849  Lilly (Eli) & Co                                  140,470       186,966
      3,466  Limited Inc                                        75,994        62,821
        937  Lincoln National Corp                              40,838        32,795
        761  Liz Claiborne Inc                                  18,833        12,842
        594  Lockheed Corp                                      37,314        43,139
        210  Longs Drug Stores Corp                              7,077         6,668
        815  Loral Corp                                         25,497        30,868
        473  Lotus Development Corp+                            17,039        19,393
        346  Louisiana Land & Exploration Co                    15,607        12,586
      1,064  Louisiana-Pacific Corp                             37,431        28,994
      1,559  Lowes Cos Inc                                      32,284        54,175
        265  Lubys Cafeterias Inc                                6,083         5,929
        265  M/A-Com Inc+                                        1,824         1,921
        742  Mallinckrodt Group Inc                             22,389        22,167
        611  Manor Care Inc                                     12,707        16,726
      1,219  Marriott International                             30,200        34,284
        710  Marsh & McLennan Companies Inc                     62,596        56,268
        942  Martin Marietta Inc                                38,379        41,801
      1,567  Masco Corp                                         49,319        35,453
      1,745  Mattel Inc                                         41,582        43,843
      1,283  Maxus Energy Corp+                                 10,191         4,330
      2,415  May Co Department Stores Co                        98,139        81,506
      1,041  Maytag Corp                                        17,078        15,615
      1,433  MBNA Corp                                          31,197        33,496
        519  McDermott International Inc                        14,810        12,845
      6,773  McDonalds Corp                                    181,540       198,110
        405  McDonnell Douglas Corp                             32,437        57,510
        458  McGraw-Hill Inc                                    30,939        30,629
      6,579  MCI Communications                                171,225       120,889
        557  Mead Corp                                          25,156        27,084
      1,124  Medtronic Inc                                      37,668        62,523
      1,412  Mellon Bank Corp                                   54,236        43,243
      1,022  Melville Corp                                      46,594        31,554
        342  Mercantile Stores Co Inc                           11,132        13,509
     12,195  Merck & Co Inc                                    400,805       464,934

ASSET ALLOCATION FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

    SHARES     SECURITY NAME                                    COST         VALUE
             COMMON STOCKS (CONTINUED)
        155  Meredith Corp                                $      5,364  $      7,227
      1,857  Merrill Lynch & Co Inc                             86,117        66,388
        995  Micron Technology Inc                              35,835        43,904
      5,660  Microsoft Corp+                                   307,724       345,968
        242  Millipore Corp                                      7,958        11,707
      4,048  Minnesota Mining & Manufacturing Co               217,176       216,062
      3,831  Mobil Corp                                        293,066       322,762
      1,121  Monsanto Co                                        70,499        79,031
        980  Moore Corp Ltd                                     18,337        18,498
      1,848  Morgan (J P) & Co Inc                             136,055       103,488
        310  Morrison Knudsen Corp                               7,649         3,953
      1,453  Morton International Inc                           39,745        41,411
      5,698  Motorola Inc                                      262,990       329,772
         95  NACCO Industries Inc Class A                        4,187         4,596
        674  Nalco Chemical Co                                  23,707        22,579
      1,430  National City Corp                                 39,861        37,001
        262  National Education Corp+                            1,762         1,081
      1,602  National Medical Enterprises                       17,376        22,628
      1,211  National Semiconductor+                            19,883        23,615
        477  National Service Industries Inc                    12,282        12,223
      2,659  NationsBank                                       135,952       119,987
        742  Navistar International Corp+                       17,203        11,223
      1,500  NBD Bancorp Inc                                    48,868        41,063
        971  New York Times Co                                  24,401        21,483
      1,521  Newell Co                                          27,858        31,941
        841  Newmont Mining Corp                                33,874        30,276
      1,415  Niagara Mohawk Power Corp                          33,155        20,164
        517  NICOR Inc                                          14,585        11,762
        722  Nike Inc Class B                                   39,873        53,879
      1,208  NorAm Energy Corp                                  10,419         6,493
        796  Nordstrom Inc                                      24,731        33,432
      1,309  Norfolk Southern Corp                              88,743        79,358
        635  Northern States Power Co                           29,238        27,940
      2,434  Northern Telecom Ltd                               68,812        81,235
        497  Northrop Grumman Corp                              18,041        20,874
      3,008  Norwest Corp                                       78,362        70,312

ASSET ALLOCATION FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

    SHARES     SECURITY NAME                                    COST         VALUE
             COMMON STOCKS (CONTINUED)
      3,598  Novell Inc+                                  $     70,105  $     61,616
        844  Nucor Corp                                         39,542        46,842
      4,110  NYNEX Corp                                        183,002       151,043
      3,028  Occidental Petroleum Corp                          62,755        58,289
        417  Ogden Corp                                          9,791         7,819
      1,459  Ohio Edison Co                                     36,167        26,992
        234  ONEOK Inc                                           4,876         4,212
      2,781  Oracle Systems Corp+                               70,944       122,712
        938  Oryx Energy Co                                     20,849        11,139
        154  Oshkosh B'Gosh Inc                                  2,575         2,156
        168  Outboard Marine Corp                                3,334         3,297
        450  Owens Corning Fiberglass+                          19,502        14,400
        401  PACCAR Inc                                         21,690        17,744
        797  Pacific Enterprises                                20,368        16,936
      4,175  Pacific Gas & Electric Co                         148,157       101,766
      4,113  Pacific Telesis Group                             130,097       117,221
      2,745  PacifiCorp                                         52,719        49,753
      1,124  Pall Corp                                          20,074        21,075
      1,405  Panhandle Eastern Corp                             34,381        27,749
        452  Parker Hannifin Corp                               15,331        20,566
      2,163  PECO Energy Co                                     68,106        52,994
      2,256  Penney (J C) Co Inc                               102,363       100,674
        463  Pennzoil Co                                        30,036        20,430
        328  Peoples Energy Corp                                10,898         8,569
        572  Pep Boys-Manny Moe & Jack                          13,424        17,732
      7,648  Pepsico Inc                                       296,821       277,240
        399  Perkin-Elmer Corp                                  13,467        10,224
        992  Pet Inc                                            15,687        19,592
      3,040  Pfizer Inc                                        191,647       234,840
        682  Phelps Dodge Corp                                  32,047        42,199
      8,324  Philip Morris Co Inc                              422,035       478,630
      2,528  Phillips Petroleum Co                              80,431        82,792
        829  Pioneer Hi Bred International Inc                  30,854        28,601
      1,511  Pitney Bowes Inc                                   62,265        47,974
        382  Pittston Services Group                             7,798        10,123
      2,292  Placer Dome Inc                                    47,160        49,851

ASSET ALLOCATION FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

    SHARES     SECURITY NAME                                    COST         VALUE
             COMMON STOCKS (CONTINUED)
      2,261  PNC Financial Corp                           $     68,006  $     47,764
        438  Polaroid Corp                                      16,023        14,235
        304  Potlatch Corp                                      13,589        11,324
      2,082  PPG Industries Inc                                 71,305        77,294
      1,339  Praxair Inc                                        21,314        27,450
        609  Premark International Inc                          19,247        27,253
      1,897  Price/Costco Inc+                                  36,433        24,424
      6,613  Procter & Gamble Co                               326,908       410,006
      1,013  Promus Co Inc+                                     41,233        31,403
        954  Providian Corp                                     39,160        29,455
      2,373  Public Services Enterprise Group                   82,662        62,885
        285  Pulte Corp                                          9,938         6,555
      1,306  Quaker Oats Co                                     44,185        40,160
        971  Ralston-Purina Group                               34,172        43,331
        403  Raychem Corp                                       15,750        14,357
      1,297  Raytheon Co                                        79,844        82,846
        790  Reebok International Ltd                           20,885        31,205
        579  Reynolds Metals Co                                 29,121        28,371
        795  Rite Aid Corp                                      13,952        18,583
        360  Roadway Services Inc                               21,930        20,430
      2,116  Rockwell International Corp                        73,978        75,647
        654  Rohm & Haas Co                                     35,207        37,360
        595  Rollins Environmental Services                      4,105         2,901
        796  Rowan Co Inc+                                       7,752         4,876
      5,204  Royal Dutch Petroleum Co                          512,330       559,430
      1,571  Rubbermaid Inc                                     50,701        45,166
        399  Russell Corp                                       11,651        12,519
        533  Ryan's Family Steak House+                          4,592         3,998
        767  Ryder System Inc                                   19,746        16,874
        604  SAFECO Corp                                        37,645        31,408
        536  Safety-Kleen Corp                                   8,391         7,906
      1,034  Salomon Inc                                        48,302        38,775
        850  Santa Fe Energy Resources Inc                       8,501         6,800
      1,824  Santa Fe Pacific Corp                              18,285        31,920
      1,288  Santa Fe Pacific Gold Corp+                        18,325        16,583
      4,653  Sara Lee Corp                                     120,275       117,488

ASSET ALLOCATION FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                    COST         VALUE
             COMMON STOCKS (CONTINUED)
      4,341  SCE Corp                                     $    103,526  $     63,487
      1,863  Schering-Plough Corp                              114,778       137,862
      2,341  Schlumberger Ltd                                  149,281       117,928
        744  Scientific-Atlanta Inc                             12,016        15,624
        752  Scott Paper Co                                     26,439        51,982
      3,617  Seagram Co Ltd                                     96,642       106,702
      3,402  Sears Roebuck & Co                                173,559       156,492
        847  Service Corp International                         20,415        23,504
        236  Shared Medical System Corp                          5,289         7,729
      1,166  Shawmut National Corp                              26,634        19,093
        838  Sherwin Williams Co                                28,000        27,759
        404  Shoneys Inc+                                        8,678         5,151
        476  Sigma Aldrich Corp                                 17,594        15,708
        105  Skyline Corp                                        2,058         2,021
        404  Snap-On Inc                                        16,689        13,433
        838  Sonat Inc                                          27,488        23,464
      6,313  Southern Co                                       137,097       126,260
      1,370  Southwest Airlines Co                              39,054        22,948
      5,822  Southwestern Bell Corp                            245,831       235,063
        186  Springs Industries Inc                              6,958         6,882
      3,396  Sprint Corp                                       120,833        93,815
        147  SPX Corp                                            2,453         2,444
        432  St Jude Medical Inc                                14,131        17,172
        811  St Paul Co Inc                                     35,629        36,292
        420  Stanley Works                                      17,649        15,015
        866  Stone Container Corp+                               9,420        14,939
        455  Stride Rite Corp                                    6,846         5,062
      1,046  Sun Co Inc                                         29,343        30,073
        913  Sun Microsystems Inc+                              23,986        32,412
      1,117  SunTrust Banks Inc                                 49,244        53,337
        673  Super Value Inc                                    23,750        16,489
      1,784  Sysco Corp                                         50,098        45,938
      1,101  Tandem Computers Inc+                              10,917        18,855
        598  Tandy Corp                                         19,474        29,975
        314  Tektronix Inc                                       7,777        10,755
      5,545  Tele-Communication Inc Class A+                   139,471       120,604

ASSET ALLOCATION FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

     SHARES     SECURITY NAME                                    COST         VALUE
             COMMON STOCKS (CONTINUED)
        535  Teledyne Inc                                 $     13,138  $     10,767
        563  Temple-Inland Inc                                  24,989        25,405
      1,649  Tenneco Inc                                        84,823        70,083
      2,525  Texaco Inc                                        162,676       151,184
        896  Texas Instruments Inc                              65,472        67,088
      2,167  Texas Utilities Co                                103,304        69,344
        851  Textron Inc                                        47,145        42,869
        203  Thomas & Betts Corp                                12,940        13,626
      3,694  Time Warner Inc                                   147,056       129,752
      1,260  Times Mirror Co                                    40,140        39,533
        313  Timken Co                                          10,282        11,033
        712  TJX Companies Inc                                  20,286        11,125
        689  Torchmark Corp                                     38,265        24,029
      2,757  Toys R Us Inc+                                    101,859        84,089
        666  Transamerica Corp                                  38,795        33,134
        380  Transco Energy Co                                   6,294         6,318
      3,098  Travelers Inc                                     133,250       100,685
        632  Tribune Co                                         33,072        34,602
        288  Trinova Corp                                        8,102         8,460
        613  TRW Inc                                            39,452        40,458
        692  Tyco International Inc                             32,013        32,870
        572  U.S. Air Group Inc+                                 9,139         2,503
        972  U.S. Bancorp                                       25,001        21,992
      1,534  U.S. Healthcare Inc                                72,072        63,278
        239  U.S. Life Corp                                      9,696         8,335
      4,407  U.S. West Inc                                     204,283       156,999
      2,056  Unicom Corp                                        60,592        49,344
      1,536  Unilever N V                                      163,081       178,944
        675  Union Camp Corp                                    30,683        31,809
      1,446  Union Carbide Corp                                 27,345        42,476
      1,009  Union Electric Co                                  43,132        35,693
      1,997  Union Pacific Corp                                127,501        91,113
      1,646  Unisys Corp+                                       18,447        14,197
      1,655  United Healthcare Corp                             76,340        74,682
        530  United States Surgical                             13,612        10,070
      1,204  United Technologies Corp                           68,561        75,702

ASSET ALLOCATION FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

    SHARES     SECURITY NAME                                    COST         VALUE
             COMMON STOCKS (CONTINUED)
      2,346  Unocal Corp                                  $     67,212  $     63,929
        721  UNUM Corp                                          41,281        27,218
      1,679  Upjohn Co                                          46,962        51,629
        843  USF & G Corp                                       14,176        11,486
      1,937  UST Inc                                            53,500        53,752
      2,791  USX - Marathon Group                               53,677        45,703
        732  USX- US Steel Group                                24,763        25,986
        409  Varity Corp+                                       16,808        14,826
        609  VF Corp                                            27,438        29,613
      3,472  Viacom Inc Class B+                               135,725       141,050
      1,656  Wachovia Corp                                      63,754        53,406
     22,263  Wal Mart Stores Inc                               590,625       473,089
      1,172  Walgreen Co                                        45,119        51,275
      1,322  Warner Lambert Co                                  90,826       101,794
        504  Wells Fargo & Co                                   58,621        73,080
        991  Wendy's International Inc                          14,570        14,246
        494  Western Atlas Inc+                                 18,001        18,587
      3,448  Westinghouse Electric Corp                         51,491        42,238
        638  Westvaco Corp                                      22,789        25,042
      1,966  Weyerhaeuser Co                                    81,507        73,725
        711  Whirlpool Corp                                     44,214        36,083
      1,024  Whitman Corp                                       15,197        17,664
        867  Williams Co Inc                                    25,481        21,783
        719  Winn-Dixie Stores Inc                              43,888        36,939
      4,679  WMX Technologies Inc                              142,304       122,824
      1,279  Woolworth Corp                                     32,260        19,185
        896  Worthington Industries Inc                         17,308        17,920
      1,143  Wrigley (Wm) Jr Co                                 44,405        56,436
      1,040  Xerox Corp                                         78,773       102,960
        266  Yellow Corp                                         6,306         6,351
        333  Zenith Electronic Corp+                             2,383         3,835
        137  Zurn Industries Inc                                 4,452         2,466
                                                          ------------  ------------

             TOTAL COMMON STOCKS                          $ 32,379,792  $ 32,396,536

ASSET ALLOCATION FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                      INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                              RATE            DATE         VALUE
             U.S. TREASURY SECURITIES - 41.15%
$ 2,500,000  U.S. Treasury Bonds                       6.25 %        08/15/23   $  2,030,465
  2,300,000  U.S. Treasury Bonds                       7.25          05/15/16      2,124,625
  2,100,000  U.S. Treasury Bonds                       7.88          02/15/21      2,071,778
  3,500,000  U.S. Treasury Bonds                       8.00          11/15/21      3,510,938
  2,600,000  U.S. Treasury Bonds                       8.13          08/15/19      2,632,500
  2,800,000  U.S. Treasury Bonds                       8.50          02/15/20      2,947,871
  3,700,000  U.S. Treasury Bonds                       8.75          05/15/17      3,979,813
  1,000,000  U.S. Treasury Bonds                      11.25          02/15/15      1,320,624
                                                                                           ------------

             TOTAL U.S. TREASURY SECURITIES                                                $ 20,618,614
             (Cost $21,715,010)

             TOTAL INVESTMENTS IN SECURITIES
              (Cost $54,094,802)*                                     105.81%              $ 53,015,150
                (Notes 1 and 3)
              Other Assets and Liabilities, Net                        (5.81)%               (2,909,561)
                                                                      ------               ------------

              TOTAL NET ASSETS                                        100.00%              $ 50,105,589
                                                                      ------               ------------
                                                                      ------               ------------

-----------------------------------------------------------
  +  NON-INCOME EARNING SECURITIES
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $   2,663,232
Gross Unrealized Depreciation      (3,742,884)
                                -------------

NET UNREALIZED DEPRECIATION     ($  1,079,652)
                                -------------
                                -------------

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS - 96.12%
$ 1,000,000  ABAG Finance Authority for Nonprofit
               Corporations COP CA State Insured                  7.10 %        12/01/20   $    996,390
  2,125,000  Alameda CA USD                                       7.00          07/01/13      2,248,059
  1,000,000  Alameda CA USD AMBAC Insured                         6.05          07/01/11        945,190
  1,000,000  Alameda CA USD Principal                             6.95          07/01/11      1,055,950
  2,000,000  Alameda County CA Public Facilities Corp COP         6.25          06/01/06      1,988,580
  1,000,000  Alameda County CA Water District Revenue COP
               Water System Project MBIA Insured                  6.20          06/01/13        955,090
    100,000  Albany CA Public Facilities Finance Authority
               Lease Revenue Capital Improvement Project          6.90          09/01/12        100,222
    500,000  Albany CA Public Facilities Finance Authority
               Lease Revenue Capital Improvement Project          7.85          09/01/09        517,630
  1,000,000  Antioch CA Development Agency Tax Allocation
               Project 1 FGIC Insured                             6.40          09/01/17        968,540
    260,000  Baldwin Park CA COP Civic Projects Prerefunded       7.75          08/01/97        278,281
  1,000,000  Berryessa CA USD Series A                            6.80          03/01/12        997,850
  1,000,000  Buena Park CA Community RDA Tax Allocation
               Central Business District Project                  7.10          09/01/14        866,990
  2,000,000  California Educational Facilites Authority
               Revenue Chapman College Refunding Pending          7.30          01/01/02      2,110,640
  2,700,000  California Educational Facilites Authority
               Revenue Saint Marys College of CA Project
               Prerefunded                                        7.50          10/01/20      2,979,747

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  California Educational Facilities Authority
               Revenue Claremont Colleges Pooled Facilities       6.38 %        05/01/22   $    910,140
    350,000  California Educational Facilities Authority
               Revenue Loyola Marymount University                6.00          10/01/14        315,214
    710,000  California Educational Facilities Authority
               Revenue Loyola Marymount University Series B       6.55          10/01/12        685,384
  1,200,000  California Educational Facilities Authority
               Revenue University of San Diego Project            6.50          10/01/08      1,194,444
    700,000  California Health Facilities Financing American
               Baptist Homes West State Insured                   7.65          04/01/14        731,262
  1,000,000  California Health Facilities Financing
               Authority CA Lutheran Homes Prerefunded            7.50          10/01/11      1,102,050
  1,000,000  California Health Facilities Financing
               Authority Cedar Knoll Insured Series B State
               Insured                                            7.50          08/01/20      1,000,000
  1,000,000  California Health Facilities Financing
               Authority Episcopal Homes Foundation Project
               State Insured                                      7.75          07/01/18      1,031,340
    400,000  California Health Facilities Financing
               Authority Episcopal Homes Foundation Project
               State Insured                                      7.85          07/01/15        412,676
    200,000  California Health Facilities Financing
               Authority Eskaton Properties Inc Prerefunded       7.38          05/01/08        218,548

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  California Health Facilities Financing
               Authority Eskaton Properties Inc Prerefunded       7.50 %        05/01/20   $  1,098,430
  1,000,000  California Health Facilities Financing
               Authority Gould Medical Foundation Escrowed
               to Maturity                                        7.25          04/01/10      1,031,580
  1,250,000  California Health Facilities Financing
               Authority Gould Medical Foundation Escrowed
               to Maturity                                        7.30          04/01/20      1,335,763
  2,855,000  California Health Facilities Financing
               Authority Kaiser Permanente Series A               6.50          12/01/20      2,634,080
  1,745,000  California Health Facilities Financing
               Authority Kaiser Permanente Series A               7.00          12/01/10      1,734,931
  1,000,000  California Health Facilities Financing
               Authority Kaiser Permanente Series A               7.00          10/01/18        987,310
  1,000,000  California Health Facilities Financing
               Authority Revenue Insured Health Facilities
               Valleycare Series State Insured                    6.50          05/01/05        998,390
  1,750,000  California Health Facilities Financing
               Authority Revenue Small Insured Health
               Facilities Series A                                6.75          03/01/20      1,630,108
  1,000,000  California Health Facilities Financing
               Authority San Diego Hospital Association MBIA
               Insured                                            6.20          08/01/12        957,660
  1,535,000  California HFA Home Mortgage Revenue Series A
               Multiple Credit Enhancements                       7.35          08/01/11      1,579,008

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   525,000  California HFA Home Mortgage Revenue Series B
               AMT Multiple Credit Enhancements                   8.00 %        08/01/29   $    544,714
    560,000  California HFA Home Mortgage Revenue Series B
               Multiple Credit Enhancements                       7.25          08/01/10        572,690
  1,455,000  California HFA Home Mortgage Revenue Series D
               AMT Multiple Credit Enhancements                   7.75          08/01/10      1,529,132
    140,000  California HFA Home Mortgage Revenue Series F
               Multiple Credit Enhancements                       7.75          08/01/08        145,751
    360,000  California HFA Home Mortgage Revenue Series G
               AMT Multiple Credit Enhancements                   8.15          08/01/19        375,797
  1,575,000  California HFA Multi-Unit Rental Housing
               Revenue AMT Series A                               5.50          08/01/15      1,294,083
    630,000  California PCR Pacific Gas & Electric Co Series
               A                                                  8.20          12/01/18        663,755
  1,000,000  California PCR San Diego Gas & Electric Co AMT       6.80          06/01/15      1,005,410
    500,000  California PCR Southern California Edison
               Series AMT                                         6.90          09/01/06        509,380
  1,500,000  California PCR Southern California Edison
               Series B                                           6.85          12/01/08      1,519,275
  2,500,000  California Pollution Control Financing
               Authority Resource Recovery Revenue Waste
               Management Series A AMT                            7.15          02/01/11      2,533,050
    225,000  California Public Capital Improvements
               Financing Authority Revenue Joint Powers
               Agency Pooled Projects Series                      8.25          03/01/98        241,378

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   225,000  California State HFA Insured Housing Revenue
               Series C AMT MBIA Insured                          7.00 %        08/01/23   $    225,578
    150,000  California State Public Works Board High
               Technology Facilities Lease Revenue
               University of California Prerefunding              7.60          03/01/98        161,639
  1,000,000  California State Public Works Board Lease
               Revenue University Of California Project
               Series A AMBAC Insured                             6.30          12/01/09        986,620
  1,500,000  California State Public Works Board Lease
               Revenue University Of California Project
               Series B MBIA Insured                              5.38          12/01/19      1,235,655
    500,000  California State University Revenue San Jose
               State University Student Series B                  7.50          11/01/13        516,930
  1,500,000  California Statewide Communities Development
               Authority Revenue COP Hospital Cedars Sinai
               Medical Center                                     6.50          08/01/12      1,431,945
  1,500,000  California Statewide Development Motion Picture
               and TV AMBAC Insured                               5.25          01/01/14      1,255,455
  1,590,000  California Statewide Motion Picture Development
               and TV AMBAC Insured                               5.25          01/01/13      1,334,885
  2,255,000  Castaic Lake CA Water Agency COP Water Systerm
               Improvement Project Prerefunded                    7.35          08/01/20      2,466,993

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  Cerritos CA Public Financing Authority
               Redevelopment Los Cerritos Redevelopment
               Project Revenue AMBAC Insured                      5.75 %        11/01/22   $    868,360
    870,000  Chula Vista CA COP Town Centre II Package
               Project RDA                                        6.00          09/01/11        793,858
  1,415,000  Clayton CA RDA Tax Allocation Revenue AMBAC
               Insured                                            7.00          08/01/20      1,444,078
  1,200,000  Contra Costa County CA COP Public Facilities
               Merrithew Memorial Hospital Replacement            6.60          11/01/12      1,138,512
    500,000  Contra Costa County CA COP Public Facilities
               Merrithew Memorial Hospital Replacement            6.63          11/01/22        460,540
    270,000  Contra Costa County CA Home Mortgage Revenue
               Mortgaged Backed Securities Project AMT
               Escrowed to Maturity                               7.75          05/01/22        304,549
    750,000  Contra Costa County CA Public Financing
               Authority Tax Allocation Revenue Series A          7.10          08/01/22        721,073
    755,000  Contra Costa County CA Transportation Authority
               Sales Tax Revenue Series A Escrowed to
               Maturity                                           6.50          03/01/09        759,772
  1,000,000  Covina CA COP Water System Improvement Project       7.30          04/01/16      1,015,270
  3,350,000  Cupertino CA COP Open Space Acquisition Project
               Prerefunded                                        6.75          04/01/10      3,563,094

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,475,000  Cupertino CA COP Open Space Acquisition Project
               Prerefunded                                        7.13 %        04/01/06   $  1,596,688
    745,000  Danville CA COP                                      6.50          11/01/06        746,721
    525,000  Danville CA COP                                      6.60          11/01/07        526,523
  3,025,000  East Bay CA MUD Wastewater Treatment System
               Revenue Prerefunded                                7.20          06/01/20      3,284,212
  1,585,000  East Bay CA MUD Wastewater Treatment System
               Revenue Prerefunded                                7.38          06/01/04      1,733,610
  3,655,000  East Bay CA Regional Park District Series B          5.75          09/01/13      3,316,693
    500,000  Eastern Municipal Water District CA Water &
               Sewer Revenue Certificates FGIC Insured            6.30          07/01/20        474,540
  2,500,000  El Dorado County CA Bond Authority Lease
               Revenue Capital Facilities Project                 7.40          11/01/09      2,575,225
  1,000,000  Emeryville CA Public Financing Authority
               Housing Increment Revenue Series A                 6.35          05/01/10        966,660
  2,000,000  Emeryville CA Public Financing Authority
               Housing Increment Revenue Series A                 7.88          02/01/15      2,096,400
    500,000  Escondido CA USD COP Series B                        6.50          09/01/13        505,645
    750,000  Escondido CA USD COP Series B                        6.50          09/01/14        757,110
    200,000  Eureka CA Public Financing Authority Tax
               Allocation Revenue Eureka RDA Projects
               Prerefunded                                        7.40          11/01/12        215,984
  1,410,000  Fairfield CA Public Finance Authority CGIC
               Insured                                            5.20          08/01/08      1,219,805

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   950,000  Fontana CA Public Financing Authority Tax
               Allocation Revenue Fontana Redevelopment
               Project A Prerefunded                              7.55 %        12/01/05   $  1,058,642
  1,025,000  Fontana CA Public Financing Authority Tax
               Allocation Revenue Fontana Redevelopment
               Project A Prerefunded                              7.60          12/01/06      1,145,110
    700,000  Fontana CA USD Series B AMBAC Insured                5.40          07/01/08        627,424
  1,000,000  Fresno CA COP Street Improvement Project             6.63          12/01/11        975,140
  3,840,000  Hayward CA COP Capital Improvement Projects          6.80          08/01/17      3,686,016
  2,800,000  Huntington Beach CA Public Finance Authority
               Revenue Bond                                       7.00          08/01/10      2,334,192
    500,000  Industry CA Agency Project                           6.70          11/01/03        501,585
  1,080,000  Industry CA Urban Development Agency                 6.85          11/01/04      1,095,163
  1,250,000  Industry CA Urban Development Agency                 7.30          05/01/06      1,253,563
    500,000  Industry CA Urban Development Agency Project 3       6.60          11/01/02        509,720
  1,000,000  Industry CA Urban Development Agency Tax
               Allocation MBIA Insured                            5.80          05/01/09        932,610
  1,500,000  Inglewood CA COP Civic Center Improvement
               Project Public Finance Authority                   7.00          08/01/19      1,445,475
    490,000  Inglewood CA Public Finance Authority Revenue
               Series C                                           7.00          05/01/22        465,980

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   450,000  Irvine Ranch CA Water District Joint Powers
               Agency Local Pool Revenue                          7.80 %        02/15/08   $    445,572
  2,000,000  Kern County CA COP                                   7.10          12/01/07      2,037,300
  1,200,000  Lemoore CA Union High School District CGIC
               Insured                                            7.35          02/01/15      1,250,184
  1,600,000  Lincoln CA RDA Tax Allocation                        7.60          08/01/16      1,625,968
  1,000,000  Lincoln CA USD Special Tax Community District
               Number 1B                                          7.20          09/01/21        992,810
    250,000  Local Government Finance Authority CA Revenue
               Fullerton RDA Prerefunded                          7.70          02/01/99        273,283
    585,000  Loma Linda CA COP Prerefunded                        7.00          12/01/15        613,987
  1,000,000  Long Beach CA Finance Authority Revenue AMBAC
               Insured                                            6.00          11/01/17        929,620
  1,550,000  Long Beach CA Harbor Revenue AMT Series A            7.25          05/15/19      1,562,106
    750,000  Los Angeles CA Community College District COP
               Prerefunded                                        7.00          08/15/10        808,710
  1,000,000  Los Angeles CA Community College District COP
               Series A CGIC Insured                              6.00          08/15/08        963,030
  1,000,000  Los Angeles CA Community RDA Financing
               Authority Revenue AMT                              5.90          12/01/13        882,680
  4,000,000  Los Angeles CA Department of Water & Power
               Electric Plant Revenue                             5.38          09/01/23      3,212,600
  1,000,000  Los Angeles CA Department of Water & Power
               Electric Plant Revenue                             6.38          02/01/20        943,370

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   555,000  Los Angeles CA Department of Water & Power
               Electric Plant Revenue                             6.88 %        01/15/10   $    586,757
    450,000  Los Angeles CA Department of Water & Power
               Electric Plant Revenue Principal                   7.90          05/01/98        485,712
  1,000,000  Los Angeles CA Department of Water & Power
               Electric Plant Revenue Second Issue                6.00          08/15/32        873,670
    100,000  Los Angeles CA Harbor Revenue Escrowed to
               Maturity                                           7.60          10/01/18        108,348
    500,000  Los Angeles CA Municipal Improvement Corp Lease
               Revenue Central Library Project Series A
               Prerefunded                                        7.10          06/01/15        536,790
    130,000  Los Angeles CA SFMR Series A AMT Multiple
               Credit Enhancements                                7.55          12/01/23        134,297
  3,320,000  Los Angeles CA Wastewater System Revenue Series
               B Prerefunded                                      7.15          06/01/20      3,596,855
  1,500,000  Los Angeles County CA COP Capital Appreciation
               Disney Parking Project                             6.74 (F)      03/01/08        589,410
  1,000,000  Los Angeles County CA COP Multiple Capital
               Facilities Project III                             6.25          11/01/04        984,770
  1,000,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue Series A                         7.40          07/01/09      1,039,580
  1,000,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue Series B                         5.75          07/01/18        849,770
  4,275,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue Series B                         6.50          07/01/13      4,102,076

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   480,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue Series B FGIC Insured            6.50 %        07/01/15   $    472,531
  2,395,000  Lucia Mar CA USD COP Prerefunded                     6.90          05/01/15      2,402,856
  1,550,000  Madera CA COP                                        7.38          05/01/20      1,554,790
  1,000,000  Menlo Park CA Community Development Agency Tax
               Allocation Las Pulgas Community Project AMBAC
               Insured                                            6.70          10/01/22        997,350
  1,100,000  Mid Peninsula CA Regional Open Space District
               CA COP Prerefunded                                 7.55          09/01/10      1,203,422
    665,000  Mid Peninsula CA Regional Open Space District
               Promissory Notes                                   6.30          07/10/10        645,815
  2,110,000  Modesto CA COP Recreational Facilities CA
               Public Agency Leasing Corporation                  7.25          07/01/11      2,174,545
    520,000  Mojave CA Water Agency Improvement District M
               Morongo Basin                                      6.25          09/01/02        512,803
    500,000  Mojave CA Water Agency Improvement District M
               Morongo Basin                                      6.60          09/01/13        463,600
  1,000,000  Montclair CA RDA Project Three                       7.15          12/01/15        950,000
  1,500,000  Mountain View CA School District Community
               Facility District Special Tax Series B CGIC
               Insured                                            7.00          10/01/13      1,529,595
  1,000,000  Mountain View CA Shoreline Regional Park
               Community Tax Allocation Series A                  5.60          08/01/09        869,960

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,450,000  Nevada County CA COP Solid Waste Western Nevada
               County                                             6.50 %        10/01/06   $  1,420,696
    345,000  Nevada County CA COP Solid Waste Western Nevada
               County                                             7.00          06/01/98        337,531
    345,000  Nevada County CA COP Solid Waste Western Nevada
               County                                             7.10          06/01/99        334,219
  1,000,000  Nevada County CA COP Solid Waste Western Nevada
               County                                             7.50          06/01/21        918,730
  1,035,000  Northridge CA Water District AMBAC Insured           5.40          02/01/11        887,264
  1,000,000  Nuview CA USD COP                                    7.25          02/01/16        970,540
    400,000  Oceanside CA Community Downtown RDA Prerefunded      7.00          05/01/11        432,880
  1,000,000  Orange County CA CFD Special Tax Series A
               Prerefunded                                        7.45          08/15/04      1,098,170
  1,000,000  Orange County CA CFD Special Tax Series A
               Prerefunded                                        7.50          08/15/05      1,100,540
  1,945,000  Orange County CA Transit District COP Business
               Acquisition Project                                6.75          12/01/05      1,705,220
  1,000,000  Orange County CA Water District COP Series A         5.50          08/15/10        743,070
  1,000,000  Otay CA Municipal Water District GO Improvement
               District No. 27                                    6.70          09/01/22        911,410
  1,150,000  Oxnard CA Unified High School District COP
               Series B Prerefunded                               7.70          11/01/19      1,267,990
  1,000,000  Palm Springs CA COP Municipal Golf Course
               Expansion Project                                  7.40          11/01/18        991,000
    500,000  Pasadena CA COP Capital Project                      6.00          01/01/04        486,475
  1,000,000  Pasadena CA COP Prerefunded                          7.00          12/01/99      1,075,520

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,500,000  Pittsburg CA RDA Tax Allocation CA Avenue
               Community Facilities 90-1 Subordinated             7.40 %        08/15/20   $  1,491,285
  2,400,000  Pittsburg CA RDA Tax Allocation Los Medanos
               Community Development Project FGIC Insured         5.50          08/01/07      2,211,168
  2,000,000  Pittsburg CA RDA Tax Allocation Los Medanos
               Community Development Project Prerefunded          7.15          08/01/21      2,191,660
    715,000  Port of Oakland CA Port Revenue Series A AMT
               BIG Insured                                        7.60          11/01/09        743,836
    500,000  Port of Oakland CA Port Revenue Series A AMT
               BIG Insured                                        7.60          11/01/16        514,160
  1,000,000  Port of Oakland CA Special Facilities Revenue
               Mitsui OSK Lines Limited Series A AMT LOC -
               Industrial Bank of Japan Ltd                       6.70          01/01/07        983,840
  2,500,000  Ramona CA Municipal Water District COP AMBAC
               Insured                                            7.20          10/01/10      2,615,850
  1,500,000  Rancho CA Water District Financial Authority
               Revenue FGIC Insured                               6.25          08/01/12      1,450,260
  1,000,000  Rancho Cucamonga CA Redevelopment Agency Tax
               Allocation MBIA Insured                            5.50          09/01/23        836,820
    685,000  Rancho Mirage CA Joint Powers                        7.50          04/01/09        703,488
  2,315,000  Rancho Mirage CA Joint Powers Prerefunded            7.50          04/01/09      2,556,084
  1,350,000  Richmond CA Joint Powers Finance Authority
               Revenue Series B                                   7.25          05/15/13      1,355,157

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   100,000  Richmond CA RDA Tax Allocation Harbour
               Redevelopment Project CGIC Insured                 7.00 %        07/01/09   $    103,860
  1,750,000  Riverside County CA Asset Leasing Corporation
               Leasehold Revenue Riverside County Hospital
               Project A                                          6.38          06/01/09      1,663,725
  3,000,000  Riverside County CA COP Series A                     6.88          11/01/09      3,028,200
    735,000  Riverside County CA SFMR Project A AMT GNMA
               Collateralized                                     6.85          10/01/16        734,067
  1,250,000  Riverside County CA Transportation Commission
               Sales Tax Revenue Series A                         6.50          06/01/09      1,231,550
  1,370,000  Rosemead CA RDA Tax Allocation Redevelopment
               Project Area 1-A                                   5.50          10/01/18      1,111,947
  1,335,000  Roseville CA Joint Unified High School District
               Capital Appreciation Series A                      6.30 (F)      08/01/06        633,498
  1,900,000  Sacramento CA COP Light Rail Transportation
               Project                                            6.75          07/01/07      1,920,767
  1,000,000  Sacramento CA MUD Electric Revenue Series Y
               MBIA Insured                                       6.75          09/01/09      1,015,570
    500,000  Sacramento CA MUD Electric Revenue Series Z
               FGIC Insured                                       6.45          07/01/10        497,095
    850,000  Saint Helena CA COP Series C                         7.88          06/01/11        873,273
  1,000,000  San Bernardino CA Municipal Water Department
               COP FGIC Insured                                   6.25          02/01/12        961,900
  2,000,000  San Buenaventura CA Capital Improvement Project
               COP                                                6.85          08/01/16      1,947,160
  1,525,000  San Buenaventura CA COP Prerefunded                  7.45          10/01/08      1,679,315
$   230,000  San Carlos CA RDA Tax Allocation Series A            7.00 %        09/01/01   $    239,642
    250,000  San Carlos CA RDA Tax Allocation Series A            7.00          09/01/02        260,328
    225,000  San Carlos CA RDA Tax Allocation Series A            7.00          09/01/03        233,847
    235,000  San Carlos CA RDA Tax Allocation Series A            7.00          09/01/04        243,476
    235,000  San Carlos CA RDA Tax Allocation Series A            7.10          09/01/05        244,231
  1,520,000  San Diego CA COP                                     6.90          07/15/16      1,520,714
    600,000  San Diego CA IDR Gas & Electric Company Series
               B AMT                                              7.38          12/01/21        607,518
  1,000,000  San Diego CA Regional Building Authority Lease
               Revenue San Miguel Consolidated Fire
               Protection District MBIA Insured                   5.65          01/01/20        862,660
    500,000  San Diego CA Regional Building Authority Lease
               Revenue San Miguel Consolidated Fire
               Protection District Prerefunded                    7.25          01/01/20        541,760
  1,230,000  San Diego County CA COP East Mesa Detention
               Facilities Project                                 7.00          10/01/09      1,244,932
    750,000  San Diego County CA Regional Transportation
               Community Sales Tax Revenue Series A Escrowed
               to Maturity                                        6.00          04/01/08        724,673
  1,000,000  San Francisco CA City & County Public Utilities
               Commission Water Revenue Series A                  6.50          11/01/09      1,004,200
  2,000,000  San Francisco CA City & County Public Utilities
               Commission Water Revenue Series A                  6.75          11/01/10      2,016,260

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,800,000  San Joaquin County CA COP North County Landfill
               Project                                            7.00 %        04/01/11   $  1,809,090
  2,000,000  San Joaquin Hills CA Transportation Corridor
               Agency Toll Road Revenue Capital Appreciation      4.34 (F)      01/01/10      1,021,300
  1,000,000  San Jose CA RDA Tax Allocation Park Center
               Redevelopment Project                              7.00          10/01/05      1,014,920
  1,000,000  San Jose CA RDA Tax Allocation Park Center
               Redevelopment Project                              7.00          10/01/06      1,010,660
  1,935,000  San Mateo County CA Board of Education COP           7.10          05/01/21      1,942,527
  1,000,000  San Mateo County CA Transportation District
               Sales Tax Revenue Series A MBIA Insured            6.70          06/01/10      1,043,130
  1,000,000  Santa Ana CA Community RDA Tax Allocation
               Series A                                           7.25          09/01/09        952,200
  1,335,000  Santa Clara CA Electric Revenue Refunding
               Crossover Series B                                 7.80          07/01/10      1,375,170
  2,400,000  Santa Clara CA Electric Revenue Series A MBIA
               Insured                                            6.25          07/01/13      2,303,592
  1,700,000  Santa Clara County CA COP Multiple Facilities
               Project AMBAC Insured                              6.00          05/15/12      1,593,648
    100,000  Santa Clara County CA COP Public Facilities
               Corporation                                        7.75          11/01/08        105,587
    605,000  Santa Clara County CA COP Public Facilities
               Corporation                                        7.80          11/01/13        635,686
  1,260,000  Santa Cruz County CA Public Financing Authority
               Series C                                           7.10          08/01/05      1,294,045
    750,000  Santa Maria CA RDA Town Center West Side
               Parking Facilities FSA Insured                     5.25          06/01/11        641,985

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  Shasta CA Dam Area Public Utility District COP       7.25 %        03/01/12   $  1,001,170
    350,000  Shasta CA Joint Powers Financing Authority
               Landfill Revenue Series A                          7.20          07/01/09        356,654
    500,000  Shasta CA Joint Powers Financing Authority
               Landfill Revenue Series A                          7.20          07/01/10        512,490
  1,500,000  Snowline CA Joint USD COP                            6.40          07/01/18      1,347,810
    520,000  Sonoma County CA COP                                 6.75          10/01/06        539,854
  1,000,000  South County CA Regional Wastewater Authority
               Revenue Regional Wastewater Facilities &
               Capital Improvement FGIC Insured                   5.75          08/01/10        910,700
  1,000,000  South Gate CA Public Finance Authority Tax
               Allocation Revenue South Gate Revenue South
               Gate Redevelopment Prerefunded                     7.38          09/01/09      1,085,630
  1,000,000  South San Francisco CA Capital Improvements
               Financing Authority Revenue South Conference
               Center                                             6.13          09/01/18        863,390
  1,160,000  Southern California HFA SFMR Series A AMT GNMA
               Collateralized                                     7.63          10/01/22      1,200,484
    555,000  Southern California HFA SFMR Series A AMT GNMA
               Collateralized                                     7.63          10/01/23        575,385
    670,000  Southern California HFA SFMR Series A AMT
               GNMA/FNMA Collateralized                           6.75          09/01/22        648,748

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   695,000  Southern California HFA SFMR Series A AMT
               GNMA/FNMA Collateralized                           7.35 %        09/01/24   $    707,677
  2,800,000  Southern California Metropolitan Water District      5.50          07/01/19      2,357,012
    600,000  Southern California Public Power Agency
               Electrical Improvements                            7.00          07/01/09        611,526
  2,150,000  Southern California Public Power Authority           6.75          07/01/10      2,158,170
  2,750,000  Southern California Public Power Authority
               Transmission Project Revenue Southern
               Transmission Project                               6.13          07/01/18      2,518,698
  1,450,000  Southern California Public Power Authority
               Transmission Revenue Project                       5.75          07/01/21      1,243,694
  2,000,000  Stanislaus County CA COP                             7.40          04/01/04      2,053,940
  2,000,000  Stanislaus County CA COP Series A                    6.85          06/01/12      1,956,140
    750,000  Stockton CA Port District Revenue Series A           8.10          01/01/14        773,700
     20,000  Stockton CA SFMR Series Government Agency
               Collateralized                                     7.50          02/01/23         21,531
  1,750,000  Suisun City CA RDA Tax Allocation Prerefunded        7.50          10/01/19      1,920,363
    265,000  Sulphur Springs CA USD COP AMBAC Insured             7.15          02/01/11        272,945
  5,690,000  Sulphur Springs CA USD Series A MBIA Insured         6.90 (F)      09/01/13      1,633,087
  1,000,000  Sunnyvale CA Financing Authority Utilities
               Revenue Solid Waste Materials Series B AMT
               MBIA Insured                                       6.00          10/01/08        956,620

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  Temecula Valley CA USD Series D FGIC Insured         6.00 %        09/01/14   $    933,280
  1,000,000  Turlock CA Irrigation District COP                   7.25          01/01/05      1,023,460
  1,000,000  Twentynine Palms CA Water District CA COP            7.00          08/01/17        954,210
  2,000,000  University of California Revenue Multiple
               Purpose Project C AMBAC Insured                    5.25          09/01/11      1,693,460
    990,000  Upland CA Housing Authority Revenue Issue A          7.85          07/01/20        971,824
    325,000  Vacaville CA COP Prerefunded                         7.20          12/01/13        349,580
  1,000,000  Vacaville CA Public Financing Authority Tax
               Allocation Redevelopment Project MBIA Insured      6.35          09/01/22        952,460
    370,000  Victorville CA RDA Tax Allocation Bear Valley
               Road Redevelopment Project Prerefunded             7.50          11/01/06        411,140
  1,000,000  Victorville CA RDA Tax Allocation Bear Valley
               Road Redevelopment Project Prerefunded             7.50          11/01/16      1,111,190
  1,000,000  West & Central Basin CA Financing Authority
               Redevelopment AMBAC Insured                        6.13          08/01/12        952,920
  1,000,000  West Basin CA Municipal Water District COP
               Prerefunded                                        7.00          08/01/11      1,077,960
    580,000  West Covina CA Public Financing Authority Water
               Revenue Water System Capital Improvements
               Project Prerefunded                                7.50          09/01/99        633,604

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   500,000  West End CA Water Development Treatment &
               Conservation Joint Powers Authority                7.00 %        10/01/04   $    515,465
  2,000,000  West End CA Water Development Treatment &
               Conservation Joint Powers Authority                7.00          10/01/05      2,056,620
  1,000,000  Yolo County CA Housing Authority Mortgage
               Revenue AMT FHA Collateralized                     7.20          08/01/33        992,146
                                                                                           ------------

             TOTAL CALIFORNIA MUNICIPAL BONDS                                              $269,550,964
             (Cost $270,115,511)

             VARIABLE RATE MUNICIPAL BONDS - 3.99%
$ 1,000,000  California Health Facilities Financing
               Authority Sutter Hospital V/R LOC - Morgan
               Guaranty Trust                                     6.15 %        03/01/20   $  1,000,000
  1,000,000  California State Pollution Control Financing
               Authority PCR Shell Oil Company Project V/R
               Series C                                           6.15          10/01/00      1,000,000
    900,000  California State Pollution Control Financing
               Authority PCR Southern California Edison V/R
               Series C                                           5.00          02/28/08        900,000
    900,000  California State Pollution Control Financing
               Authority PCR Southern California Edison V/R
               Series D                                           5.00          02/28/08        900,000
    900,000  Irvine Ranch CA Water District V/R LOC -
               Sumitomo Bank Ltd                                  6.88          10/01/04        900,000

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             VARIABLE RATE MUNICIPAL BONDS (CONTINUED)
$   650,000  Los Angeles County CA IDA 353 Properties
               Limited Partnership V/R LOC - Dai-Ichi Kangyo
               Bank Ltd                                           6.15 %        12/01/05   $    650,000
  1,450,000  Los Angeles County CA IDA COE & DRU AMT V/R LOC
               - Dai-Ichi Kangyo Bank Ltd                         6.15          12/01/06      1,450,000
    450,000  Los Angeles County CA IDA Gregor H Kloenne &
               Son V/R LOC - Dai-Ichi Kangyo Bank Ltd             6.15          12/01/05        450,000
    950,000  Los Angeles County CA IDA Komax System Inc V/R
               AMT LOC - Dai-Ichi Kangyo Bank Ltd                 6.15          12/01/06        950,000
  1,000,000  Los Angeles County CA V/R                            6.15          12/01/05      1,000,000
  2,000,000  Orange County CA Improvement Bond V/R LOC -
               Fuji Bank and Industrial Bank of Japan Ltd         6.88          09/02/18      2,000,000
                                                                                           ------------

             TOTAL VARIABLE RATE MUNICIPAL BONDS                                           $ 11,200,000
             (Cost $11,200,000)

             MONEY MARKET FUNDS - 0.14%
$    12,056  Arbor Fund CA Tax-Exempt Portfolio                                            $     12,056
     30,722  Dreyfus General CA Municipal Money Market Fund                                      30,722
    346,202  Nuveen Institutional CA Tax-Exempt Fund                                            346,202
                                                                                           ------------

             TOTAL MONEY MARKET FUNDS                                                      $    388,980
             (Cost $388,980)

CALIFORNIA TAX-FREE BOND FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $281,704,491)*                100.25 % $281,139,944
                (Notes 1 and 3)
              Other Assets and                     (0.25)%     (688,955)
                Liabilities, Net
                                                  ------   ------------

              TOTAL NET ASSETS                    100.00 % $280,450,989
                                                  ------   ------------
                                                  ------   ------------

--------------------------------------------------------------
  +  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $   7,432,752
Gross Unrealized Depreciation      (7,997,299)
                                -------------

NET UNREALIZED DEPRECIATION     $(    564,547)
                                -------------
                                -------------

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

CALIFORNIA TAX-FREE MONEY MARKET FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES - 93.67%
$ 1,700,000  Alhambra CA IDA Sunclipse LOC - Bank of America      3.50 %        05/01/07   $  1,700,000
  2,800,000  California Health Facilities Finance Authority
               St Joseph's Health Systems Series B V/R            6.15          07/01/09      2,800,000
  2,600,000  California Health Facilities Financing
               Authority V/R Adventist Health System LOC -
               Toronto Dominion Bank                              5.30          08/01/21      2,600,000
  1,000,000  California Health Facilities Financing
               Authority V/R Childrens Hospital MBIA Insured      5.40          11/01/21      1,000,000
  1,000,000  California Health Facilities Financing
               Authority Kaiser V/R Permanente                    5.30          05/01/28      1,000,000
  4,900,000  California Health Facilities Financing
               Authority Kaiser Permanente V/R                    5.30          05/01/28      4,900,000
  7,000,000  California Health Facilities Financing
               Authority V/R Memorial Health Services             5.40          10/01/24      7,000,000
  4,280,000  California Health Facilities Financing
               Authority V/R St. Joseph's Health Systems          6.15          07/01/13      4,280,000
  2,410,000  California Housing Finance Authority Home
               Mortgage Revenue V/R MBIA Insured                  5.51          08/01/10      2,410,000
    965,000  California PCR Chevron Project V/R                   2.85          11/15/01        965,000
    300,000  California PCR Finance Authority Southdown Inc
               LOC - Societe Generale                             4.35          09/15/98        300,000


+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

CALIFORNIA TAX-FREE MONEY MARKET FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,500,000  California PCR North County Recycling Center
               Series B V/R LOC - Union Bank of Switzerland       5.75 %        07/01/17   $  1,500,000
  2,000,000  California PCR Southern California Edison
               Series D                                           3.55          02/09/95      2,000,000
  5,100,000  California PCR Stanislaus Project V/R LOC -
               Swiss Bank                                         6.10          12/01/17      5,100,000
  7,300,000  California PCR Wadham Project V/R LOC - Banque
               Paribas                                            5.60          11/01/17      7,300,000
  1,000,000  California PCR Western Waste Industries Project
               V/R LOC - Citibank                                 5.87          12/01/00      1,000,000
  3,000,000  California School Cash Flow 1994 Pooled Bond         4.50          07/05/95      3,010,978
  9,055,000  California State Depatment of Water Resources
               Central Valley Project V/R                         5.65          12/01/05      9,055,000
  4,000,000  California State GO V/R MBIA Insured                 4.00          09/01/03      4,000,000
  2,000,000  California State Housing Finance Authority AMT
               FHA Collateralized                                 4.30          08/01/26      2,000,696
    200,000  California State Pollution Control Financing
               Authority PCR Southern California Edison V/R
               Series A                                           5.00          02/28/08        200,000
    300,000  California State Pollution Control Financing
               Authority PCR Southern California Edison V/R
               Series C                                           5.00          02/28/08        300,000

+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

CALIFORNIA TAX-FREE MONEY MARKET FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
                                                                  <C
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 4,000,000  California State Pollution Control Financing
               Authority PCR V/R San Diego Gas & Electric Co
               Series A                                           4.25 %        12/01/07   $  4,000,000
  5,000,000  California State Pollution Control Financing
               Authority Solid Waste Disposal Revenue Colmac
               Energy Project Series B V/R LOC - Swiss Bank       5.00          12/01/16      5,000,000
  1,500,000  California State RANS Series A                       5.00          06/28/95      1,506,303
  4,300,000  California State School Board Cash Flow
               Contingency LOC - Industrial Bank of Japan
               Ltd                                                4.50          06/28/95      4,313,127
  2,300,000  California Statewide CDA V/R St Joseph Health
               System                                             5.40          07/01/08      2,300,000
  1,355,000  Chino CA USD V/R LOC - National Westminster
               Bank PLC                                           4.90          09/01/08      1,355,000
  5,100,000  Colton CA RDA Las Palomas Associates Project
               V/R LOC - Bank of America                          6.25          11/01/15      5,100,000
  1,000,000  Colton CA RDA MFHR V/R LOC - Federal Home Loan
               Bank of San Francisco                              5.25          05/01/10      1,000,000
  1,100,000  Concord CA MFHR V/R Bel Air Apartments LOC -
               Bank of America                                    5.65          12/01/16      1,100,000
  2,000,000  Duarte CA RDA COP Johnson Duarte Partners
               Project Series B V/R LOC - Bank of America         4.90          12/01/14      2,000,000
  8,100,000  Eagle Trust Series 94 V/R MBIA Insured               5.73          09/01/03      8,100,000

+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

CALIFORNIA TAX-FREE MONEY MARKET FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 3,500,000  East Bay CA MUD                                      3.05 %        01/06/95   $  3,500,000
  2,250,000  Elk Grove CA USD TRAN                                5.00          09/14/95      2,264,701
  4,400,000  Escondido CA Community Development Commission
               COP V/R LOC - Bank of America                      6.25          10/01/16      4,400,000
  7,000,000  Escondido CA MFHR Morning View Terrace V/R LOC
               - Bank of America                                  5.60          02/15/07      7,000,000
  3,900,000  Huntington Beach CA MFHR Seabridge Villas V/R
               LOC - Bank of America                              3.75          02/01/10      3,900,000
  4,590,000  Independent Cities Various Pooled Projects V/R
               LOC - National Westminster Bank PLC                4.90          06/01/98      4,590,000
  4,100,000  Industry CA IDR Helene Curtis Inc Project V/R
               LOC - Harris Trust & Savings Bank                  5.40          10/01/06      4,100,000
  2,265,000  Irvine CA IDA Improvement Bond V/R LOC -
               National Westminster Bank PLC                      6.62          09/02/15      2,265,000
  2,000,000  Irvine CA IDA Irvine East Investment Co V/R LOC
               - Bank of America                                  6.75          12/01/05      2,000,000
  2,000,000  Irwindale CA IDR Toys R Us V/R LOC - Bankers
               Trust                                              5.63          12/01/19      2,000,000
  3,000,000  Long Beach CA Health Facilities Memorial Health
               Services                                           5.40          10/01/16      3,000,000
  9,055,000  Long Beach CA TRAN                                   4.75          09/20/95      9,096,133

+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

CALIFORNIA TAX-FREE MONEY MARKET FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$   900,000  Los Angeles CA Community RDA MFHR V/R Skyline
               at Southpark Phase II LOC - Industrial Bank
               of Japan Ltd                                       5.35 %        12/01/05   $    900,000
  2,600,000  Los Angeles CA Local Educational Agencies
               Pooled TRAN                                        4.50          07/06/95      2,609,566
    300,000  Los Angeles CA MFHR V/R Masselin Manor LOC -
               Bank of America                                    5.45          07/01/15        300,000
    300,000  Los Angeles CA V/R LOC - Bank of America             6.00          11/01/09        300,000
  1,200,000  Los Angeles County CA Housing Authority MFHR
               V/R Harbor Cove Project LOC - Citibank             5.40          10/01/06      1,200,000
  4,500,000  Los Angeles County CA Housing Authority MFHR
               V/R Riverpark Apartments LOC - Dai-Ichi
               Kangyo Bank Ltd                                    5.55          09/01/10      4,500,000
  5,500,000  Los Angeles County CA TRAN                           4.50          06/30/95      5,516,442
  2,900,000  Montebello CA V/R LOC - Bank of America              3.50          04/01/05      2,900,000
    200,000  Monterey CA Peninsula Water Management District
               COP Wastewater Reclamation Project V/R LOC -
               Sumitomo Bank Ltd                                  5.40          07/01/22        200,000
  6,000,000  Ontario CA MFHR Park Centre V/R LOC - Bank of
               New York                                           5.50          08/01/07      6,000,000
  2,100,000  Ontario CA MFHR Vineyard Village V/R LOC -
               Industrial Bank of Japan Ltd                       5.35          12/01/05      2,100,000

+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

CALIFORNIA TAX-FREE MONEY MARKET FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,500,000  Ontario CA RDA MFHR Daisy Apartments LOC V/R -
               Bank of America                                    5.50 %        11/01/04   $  1,500,000
  2,000,000  Orange County CA Apartment Development Vintage
               Woods V/R LOC - Mitsubishi Bank Ltd                6.50          11/01/08      2,000,000
 12,000,000  Orange County CA Improvement Bond V/R LOC -
               Fuji Bank and Industrial Bank of Japan Ltd         6.88          09/02/18     12,000,000
    460,000  Orange County CA Municipal Water District COP
               Series 89A V/R LOC - National Westminster
               Bank PLC                                           6.10          07/01/97        460,000
    325,000  Orange County CA Municipal Water District COP
               Series 89A V/R LOC - National Westminster
               Bank PLC                                           6.10          07/01/99        325,000
    235,000  Orange County CA Municipal Water District COP
               Series 89B V/R LOC - National Westminster
               Bank PLC                                           6.10          07/01/96        235,000
    255,000  Orange County CA Municipal Water District COP
               Series 89B V/R LOC - National Westminster
               Bank PLC                                           6.10          07/01/97        255,000
    250,000  Orange County CA Municipal Water District COP
               Series 89B V/R LOC - National Westminster
               Bank PLC                                           6.10          07/01/98        250,000

+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

CALIFORNIA TAX-FREE MONEY MARKET FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,825,000  Orange County CA Municipal Water District COP
               Series 89B V/R LOC - National Westminster
               Bank PLC                                           6.10 %        07/01/08   $  1,825,000
    765,000  Orange County CA Municipal Water District COP
               Series 89B V/R LOC - National Westminster
               Bank PLC                                           6.10          07/16/16        765,000
  1,000,000  Orange County CA Water District                      3.35          01/26/95      1,000,000
  4,000,000  Orange County CA Water District                      3.50          01/13/95      4,000,000
  1,400,000  Orange County CA Water District                      3.80          01/09/95      1,400,000
  2,500,000  Sacramento CA MUD LOC - Morgan Guaranty Trust        3.50          03/08/95      2,500,000
  2,780,000  Salinas CA MFHR Brentwood Gardens V/R LOC -
               Bank of America                                    5.50          03/01/05      2,780,000
  5,000,000  San Bernardino CA Alta Loma Apartments V/R LOC
               - Federal Home Loan Bank of Atlanta                5.45          02/01/23      5,000,000
  1,600,000  San Bernardino County CA IDA C & M Fine Pack
               Inc V/R LOC - Sanwa Bank                           5.05          12/01/95      1,600,000
  2,185,000  San Bernardino County CA MFHR LOC - Federal
               Home Loan Bank of San Francisco                    5.45          05/01/17      2,185,000
  2,000,000  San Diego CA MFHR Los Serano LOC - Citibank          6.75          02/01/09      2,000,000
  9,600,000  San Diego CA MFHR Lusk Mira Mesa Apartments V/R
               LOC - Bank of America                              6.50          04/01/07      9,600,000

+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

CALIFORNIA TAX-FREE MONEY MARKET FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 3,600,000  San Francisco CA City & County V/R LOC -
               Industrial Bank of Japan Ltd                       5.15 %        12/01/05   $  3,600,000
  4,815,000  San Francisco CA MFHR Sutter/Post Apartments
               V/R LOC - Dai-Ichi Kangyo Bank Ltd                 5.60          03/01/18      4,815,000
  1,200,000  San Francisco CA MFHR Winterland Project V/R
               LOC - Citibank                                     5.40          06/01/06      1,200,000
  5,000,000  San Joaquin County CA                                4.75          10/18/95      5,022,882
  2,200,000  San Joaquin County CA Transportation Authority
               Sales Tax Revenue V/R LOC - Sumitomo Bank Ltd      5.30          04/01/11      2,200,000
    700,000  San Jose CA IDA Centrifugal Pumps V/R LOC -
               Citibank                                           5.75          09/01/95        700,000
  1,300,000  San Jose CA MFHR Kimberly Woods Apartments V/R
               LOC - Bank of America                              5.50          11/01/08      1,300,000
    500,000  San Luis CA Coastal USD COP V/R LOC - Credit
               Suisse                                             5.25          12/01/08        500,000
  2,395,000  San Mateo County CA COP V/R LOC - Swiss Bank         5.00          07/01/98      2,395,000
  6,500,000  Santa Clara CA Housing Authority MFHR Benton
               Park Center LOC - Citibank                         5.40          12/01/07      6,500,000
  2,575,000  Santa Clara County CA MFHR Grove Garden
               Apartments V/R LOC - Citibank                      5.40          03/01/17      2,575,000
  1,000,000  Southern California Rapid Transit District COP
               V/R MBIA Insured                                   5.50          07/01/99      1,000,000
  3,000,000  Stockton CA                                          5.25          12/08/95      3,014,715


+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+         VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)

$ 2,300,000  Tracy CA MFHR Sycamore Village Apartments V/R
               LOC - Bank of America                              6.00 %        05/01/15   $  2,300,000
  1,915,000  Turlock CA Irrigation District Revenue Series
               V/R A LOC - Canadian Imperial Bank of
               Commerce                                           5.63          01/01/14      1,915,000
  2,000,000  Vacaville CA MFHR Western Properties The
               Sycamores Project V/R LOC - Bank of America        6.00          04/01/05      2,000,000
  2,600,000  Walnut Creek CA MFHR Creekside Drive Apartments
               V/R LOC - Bank of America                          6.00          04/01/07      2,600,000
                                                                                           ------------
             TOTAL SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES                              $270,155,543

             MONEY MARKET FUNDS - 6.07%
$ 8,500,000  Arbor Fund CA Tax-Exempt Portfolio                                            $  8,500,000
  9,000,000  Dreyfus General CA Municipal Money Market Fund                                   9,000,000
                                                                                           ------------
             TOTAL MONEY MARKET FUNDS                                                      $ 17,500,000

             TOTAL INVESTMENTS IN SECURITIES
              (Cost $287,655,543)* (Note 1)                            99.74%              $287,655,543

              Other Assets and Liabilities, Net                         0.26%                   753,850
                                                                      ------               ------------
              TOTAL NET ASSETS                                        100.00%              $288,409,393
                                                                      ------               ------------
                                                                      ------               ------------

--------------------------------------------------------------
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CERTIFICATES OF DEPOSIT - 4.70%
$15,000,000  Banque Nationale de Paris                            5.19 %        03/06/95   $ 14,999,981

             COMMERCIAL PAPER - 37.32%
$15,000,000  Associates Corp of North America                     5.50 %(+)     01/26/95   $ 14,942,708
 10,000,000  Canadian Imperial Bank of Commerce                   6.03 (+)      03/01/95      9,901,175
 15,000,000  Ciesco LP                                            5.65 (+)      02/07/95     14,912,896
  5,000,000  Daimler-Benz North America Corp                      5.50 (+)      01/09/95      4,993,889
 14,675,000  Falcon Asset Securitization Corp+                    5.68 (+)      02/14/95     14,573,123
 10,000,000  General Electric Credit Corp                         5.40 (+)      01/11/95      9,984,722
  5,000,000  Greenwich Asset Funding Inc                          5.50 (+)      01/24/95      4,982,431
 10,000,000  Greenwich Asset Funding Inc                          5.85 (+)      02/24/95      9,912,250
 15,000,000  Morgan (J P) & Co Inc                                5.40 (+)      01/24/95     14,948,250
  5,000,000  Siemens Corp                                         5.63 (+)      02/06/95      4,971,850
 15,000,000  Transamerica Financial Corp                          5.46 (+)      01/17/95     14,963,600
                                                                                           ------------
             TOTAL COMMERCIAL PAPER                                                        $119,086,894

             U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 35.81%
$10,000,000  Federal Home Loan Bank                               5.07 %(+)     02/10/95   $  9,943,667
 24,600,000  Federal Home Loan Bank                               5.94 (+)      01/19/95     24,526,938
 20,000,000  Federal Home Loan Mortgage Corp                      5.82 (+)      01/12/95     19,964,433
 10,000,000  Federal Home Loan Mortgage Corp                      5.95 (+)      01/23/95      9,963,578
 20,000,000  Federal National Mortgage Association                5.77 (+)      01/23/95     19,929,478
 15,000,000  Federal National Mortgage Association                5.93 (+)      01/09/95     14,980,233
 15,000,000  Federal National Mortgage Association                5.94 (+)      01/19/95     14,955,375
                                                                                           ------------

             TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES                                   $114,263,702

MONEY MARKET FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             VARIABLE AND FLOATING RATE NOTES - 21.22%
$ 5,000,000  American Express Centurion Bank                      5.94 %        05/26/95   $  5,000,000
  7,500,000  American Express Centurion Bank                      5.94          05/23/95      7,499,014
  3,250,000  AT & T Corp                                          5.69          05/04/95      3,250,557
  7,000,000  Beta Finance Inc(D)                                  5.76          08/17/95      7,000,000
 15,000,000  Boatman's Bancshares Inc                             6.10          09/20/95     14,994,418
  6,000,000  Orange County CA Taxable Note(FF)                    0.00          07/10/95      5,998,269
 15,000,000  PNC Funding Corp                                     5.66          07/26/95     14,991,534
  5,000,000  Sweden (Kingdom of)                                  5.50          10/08/95      4,996,315
  4,000,000  U.S. West Financial                                  6.45          09/05/95      4,004,140
                                                                                           ------------
             TOTAL VARIABLE AND FLOATING RATE NOTES                                        $ 67,734,247

             REPURCHASE AGREEMENTS - 1.28%
$ 4,097,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.00          01/03/95   $  4,097,000

                                                                              65
MONEY MARKET FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

             TOTAL INVESTMENTS IN SECURITIES
             (Cost $320,181,824)*
               (Note 1)                                               100.33 %             $320,181,824

              Other Assets and Liabilities, Net                        (0.33)%               (1,067,061)
                                                                      ------               ------------
              TOTAL NET ASSETS                                        100.00%              $319,114,763
                                                                      ------               ------------
                                                                      ------               ------------

------------------------------------------------------------
  +  YIELD TO MATURITY.
(FF) WELLS FARGO BANK HAS CHOSEN TO PUT THESE SECURITIES ON A NON-ACCRUAL STATUS FOR INCOME, BUT THEY ARE NEITHER DELINQUENT NOR IN DEFAULT AS OF DECEMBER 31, 1994. INCOME IS RECOGNIZED WHEN RECEIVED.
 (D) THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH POLICIES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS - 98.73%
             ALABAMA - 0.18%
$   160,000  Alabama State HFA SFMR Series B AMT Multiple
               Credit Enhancements                                7.40 %        04/01/22   $    163,632

             ALASKA - 1.20%
    405,000  Alaska State Housing Finance Corporation Second
               Series AMT Government Agency Collateralized        6.70          12/01/25        378,574
    700,000  Alaska State Housing Finance Corporation Second
               Series AMT Government Agency Collateralized        7.10          06/01/22        695,758

             CALIFORNIA - 18.61%
    225,000  California State HFA Insured Housing Revenue
               Series C AMT MBIA Insured                          7.00          08/01/23        225,578
  2,000,000  Contra Costa County CA Mortgage Revenue Cedar
               Point Apartments Project A FHA Collateralized      6.15          09/01/25      1,797,860
    245,000  Riverside County CA SFMR Project A AMT GNMA
               Collateralized                                     6.85          10/01/16        244,689
  9,750,000  Riverside County CA SFMR Series B AMT GNMA
               Collateralized                                     8.35          06/01/13     11,598,990
  1,055,000  Sacramento CA SFMR AMT Escrowed to Maturity          7.25          10/01/23      1,093,982
    830,000  Southern California HFA SFMR Series A AMT
               GNMA/FNMA Collateralized                           6.90          10/01/24        824,688
  1,000,000  Vallejo CA MFHR FHA Collateralized                   5.65          05/01/27        811,730

MUNICIPAL INCOME FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS (CONTINUED)
             COLARADO - 0.86%
$   775,000  Pueblo County CO SFMR Series A GNMA/FNMA
               Collateralized                                     6.85 %        12/01/25   $    764,166

             DISTRICT OF COLUMBIA - 0.36%
    320,000  District of Columbia HFA SFMR AMT GNMA
               Collateralized                                     7.10          12/01/24        322,486

             FLORIDA - 0.38%
    335,000  Brevard County FL HFA SFMR Refunded Series B
               FSA Insured                                        7.00          03/01/13        341,486

             HAWAII - 4.34%
    725,000  Hawaii State Airports Systems Revenue AMT FGIC
               Insured                                            7.00          07/01/20        730,053
    500,000  Hawaii State Harbor Capital Improvement Revenue
               AMT MBIA Insured                                   7.00          07/01/17        504,915
  3,000,000  Hawaii State SFMR AMT Multiple Credit
               Enhancements                                       6.00          07/01/26      2,644,470

             ILLINOIS - 7.66%
    500,000  Chicago IL O'Hare International Airport Special
               Facilities Revenue AMT LOC - Bayerische
               Landesbank                                         7.13          05/01/18        499,925
  1,900,000  Chicago IL O'Hare International Airport Special
               Facilities Revenue AMT MBIA Insured                6.75          01/01/18      1,856,680
  1,000,000  Onterie Centers IL Housing Finance Corp
               Mortgage Revenue MBIA Insured                      7.05          07/01/27      1,011,770
  2,645,000  Saint Claire County IL AMT FGIC Insured              5.75          10/01/23      2,254,889

MUNICIPAL INCOME FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS (CONTINUED)
$ 1,300,000  Spring Creek IL Housing Development Corporation
               Mortgage Revenue                                   6.45 %        07/01/22   $  1,216,241

             INDIANA - 0.88%
    900,000  Indianapolis IN Airport Authority Revenue AMT
               MBIA Insured                                       6.00          01/01/23        790,146

             IOWA - 2.98%
    425,000  Iowa State Finance Authority SFMR Series B AMT
               GNMA/FNMA Collateralized                           7.45          07/01/23        434,911
    440,000  Iowa State Finance Authority SFMR Series B AMT
               Government Agency Collateralized                   5.95          07/01/23        378,488
    450,000  Iowa State Finance Authority SFMR Series F
               AMBAC Insured GNMA/FNMA Collateralized             6.50          01/01/25        418,757
  1,450,000  Iowa State Finance Authority Single Family
               Revenue Series B AMT GNMA/FNMA Collateralized      6.95          07/01/24      1,426,786

             KANSAS - 0.23%
    200,000  Kansas City KS Mortgage Revenue AMT Multiple
               Credit Enhancements                                7.35          12/01/23        203,782

MUNICIPAL INCOME FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS (CONTINUED)
             KENTUCKY - 5.36%
$ 1,100,000  Kenton County KY Cincinnati/Northern Kentucky
               International Airport Revenue AMT FSA Insured      6.30 %        03/01/15   $  1,036,541
    925,000  Kentucky State Housing Corporation Housing
               Revenue AMT Multiple Credit Enhancements           5.90          01/01/15        824,536
    900,000  Kentucky State Housing Corporation MFHR Series
               A MBIA Insured                                     5.65          07/01/22        745,974
    820,000  Kentucky State Housing Corporation MFHR Series
               D AMT FHA Collateralized                           6.80          01/01/24        800,738
  1,355,000  Kentucky State Housing Corporation MFHR Series
               D AMT FHA Collateralized                           7.45          01/01/23      1,381,409

             LOUISIANA - 15.24%
    750,000  Louisiana State HFA Multifamily Mortgage
               Revenue FHA Collateralized                         6.95          07/01/16        752,363
  1,000,000  Louisiana State MFHR AMT FHA Collateralized          5.90          12/01/18        880,440
    670,000  Louisiana State Public Facilities Authority
               Student Loan Revenue AMT FSA Insured               6.85          01/01/09        674,007
  1,500,000  New Orleans LA AMBAC Insured                         7.15 (+)      09/01/17        329,475
 10,000,000  New Orleans LA International Airport Revenue
               Series A AMT FGIC Insured                          8.88          08/01/17     10,980,500

MUNICIPAL INCOME FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS (CONTINUED)
             MARYLAND - 1.00%
$ 1,000,000  Prince Georges County MD Housing Authority
               Mortgage Revenue Series A FSA Insured              6.10 %        09/20/20   $    897,570

             MASSACHUSETTS - 3.56%
  2,500,000  Massachusetts State HFA Housing Revenue Series
               A AMT FSA Insured                                  6.10          06/01/26      2,192,625
  1,000,000  Massachusetts State HFA Residential Development
               FNMA Collateralized                                6.90          11/15/21        989,040

             MICHIGAN - 2.63%
  2,480,000  Mount Clemens MI Housing Corporation MFHR
               Series A FHA Collateralized                        6.60          06/01/22      2,353,768

             MINNESOTA - 3.25%
  2,500,000  Dakota & Washington Counties MN AMT Escrowed to
               Maturity                                           4.00          09/01/16      2,400,000
    500,000  Minneapolis-St Paul MN Housing Finance Board
               Revenue SFMR Phase IX AMT GNMA Collateralized      7.30          08/01/31        505,335

             MISSOURI - 0.29%
    275,000  Missouri State Housing Development Commission
               Mortgage Revenue SFMR Series A AMT GNMA
               Collateralized                                     6.75          06/01/24        262,182

MUNICIPAL INCOME FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS (CONTINUED)
             NEVADA - 2.88%
$ 2,700,000  Washoe County NV Gas Facilities Sierra Pacific
               Power AMT MBIA Insured                             6.55 %        09/01/20   $  2,577,339

             NEW JERSEY - 1.93%
    500,000  New Jersey State Housing & Mortgage Finance
               Home Buyer Agency Revenue AMT MBIA Insured         6.30          04/01/25        462,040
  1,250,000  New Jersey State Housing and Mortgage Agency
               MFHR FHA Collateralized                            7.00          05/01/30      1,263,750

             NEW YORK - 2.81%
  2,000,000  Babylon NY Individual Development Agency AMT
               V/R LOC - Union Bank of Switzerland                5.90          12/01/24      2,000,000
    500,000  New York State Energy R & D Authority Electric
               Facilities Revenue Cons Edison Co New York
               City AMT MBIA Insured                              7.25          11/01/24        512,060

             OKLAHOMA - 1.58%
    200,000  Pryor Creek OK Economic Development Authority
               Mortgage Revenue Series A                          7.13          07/01/21        201,700
    685,000  Tulsa County OK HFA Mortgage Revenue Series B
               Remarket AMT GNMA Collateralized                   7.10          06/01/22        691,234
    500,000  Tulsa County OK HFA Mortgage Revenue Series B
               Remarket AMT GNMA Collateralized                   7.55          05/01/23        517,815

MUNICIPAL INCOME FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS (CONTINUED)
             PENNSYLVANIA - 5.83%
$   250,000  Allegheny County PA Airport Revenue Pittsburgh
               International Airport Series C AMT FGIC
               Insured                                            5.63 %        01/01/19   $    210,055
  2,000,000  Allegheny County PA Airport Revenue Pittsburgh
               International Airport Series C AMT FSA
               Insured                                            5.63          01/01/23      1,662,220
  1,000,000  Allegheny County PA Residential Finance
               Authority SFMR AMT GNMA/FNMA Collateralized        5.63          11/01/23        825,180
  2,200,000  Pennsylvania State Higher Education Assistance
               Agency Student Loan Revenue Series D AMT
               AMBAC Insured                                      6.05          01/01/19      2,003,672
    500,000  Pennsylvania State Higher Education Assistance
               Agency Student Loan Revenue Series D AMT
               AMBAC Insured                                      7.05          10/01/16        507,730

             TENNESSEE - 2.93%
    500,000  Dayton TN Housing Assistance FNMA
               Collateralized                                     5.88          05/01/24        432,470
  1,175,000  Morristown TN Housing Development Corporation
               FNMA Collateralized                                6.00          10/01/23      1,035,445
  1,300,000  Morristown TN Housing Development Corporation
               Multifamily Revenue FNMA Collateralized            6.00          12/01/22      1,150,032

MUNICIPAL INCOME FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS (CONTINUED)
             TEXAS - 0.62%
$   550,000  Travis County TX HFC Residential Mortgage
               Revenue Series A AMT GNMA/FNMA Collateralized      7.00 %        12/01/11   $    558,184

             UTAH - 4.12%
  2,295,000  Salt Lake City UT Airport Revenue Series A AMT
               FGIC Insured                                       6.13          12/01/22      2,075,850
    500,000  Utah State Board of Regents Student Loan
               Revenue Series F AMT AMBAC Insured                 7.45          11/01/08        522,805
  1,100,000  Utah State Board of Regents Student Loan
               Revenue Series H AMT AMBAC Insured                 6.70          11/01/15      1,078,099

             VIRGINIA - 1.28%
  1,250,000  Virginia State Housing Development Authority
               Commonwealth Mortgage Series B-5 AMT FSA
               Insured                                            6.20          07/01/21      1,147,013

             WASHINGTON - 2.92%
  1,310,000  Washington State Housing Finance Commission
               SFMR Series D AMT GNMA/FNMA Collateralized         6.15          01/01/26      1,163,765
  1,440,000  Washington State Housing Finance Commission
               SFMR Series D AMT GNMA/FNMA Collateralized         7.10          07/01/22      1,445,198

MUNICIPAL INCOME FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             MUNICIPAL BONDS (CONTINUED)
             WEST VIRGINIA - 2.82%
$ 3,000,000  West Virginia State Housing Revenue AMT AMBAC
               Insured                                            5.70 %        05/01/24   $  2,519,758
                                                                                           ------------

             TOTAL MUNICIPAL BONDS                                                         $ 88,205,349
             (Cost $93,022,171)

             SHORT-TERM INSTRUMENTS - 0.03%
$    26,412  National Municipal Fund                                                       $     26,412
             (Cost $26,412)




             TOTAL INVESTMENTS IN SECURITIES
              (Cost $93,048,583)*                  98.76%   $ 88,231,761
                (Notes 1 and 3)
              Other Assets and                      1.24%      1,104,082
                Liabilities, Net
                                                  ------   -------------

              TOTAL NET ASSETS                    100.00%   $ 89,335,843
                                                  ------   -------------
                                                  ------   -------------

---------------------------------------------------------------
  +  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION COSISTS OF:

Gross Unrealized Appreciation   $     156,800
Gross Unrealized Depreciation      (4,973,622)
                                -------------

NET UNREALIZED DEPRECIATION     ($  4,816,822)
                                -------------
                                -------------

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STRATEGIC GROWTH FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                  COST           VALUE
             COMMON STOCKS - 96.80%
             AUTOMOBILE & RELATED - 1.56%
     25,000  Top Source Inc+                             $    168,725  $    168,750
     12,500  Wabash National Corp                             400,213       487,500
                                                         ------------  ------------

                                                         $    568,938  $    656,250

             BASIC INDUSTRIES - 2.83%
     30,000  J&L Specialty Steel Inc                     $    509,863  $    588,750
     22,500  Material Sciences Corp+                          354,175       357,188
     35,000  N-Viro International Corp+                       298,750        61,250
     40,000  Quadrax Corp New+                                167,077       107,500
     15,000  Repap Enterprises+                                77,444        76,875
                                                         ------------  ------------

                                                         $  1,407,309  $  1,191,563

             BIOTECHNOLOGY - 0.99%
     10,000  Biogen Inc+                                 $    482,969  $    417,500

             CAPITAL GOODS - 1.83%
     13,000  Safety 1st Inc+                             $    305,833  $    380,250
     30,000  Seda Specialty Packaging Corp+                   574,290       352,500
      3,000  Videonics Inc+                                    33,000        38,250
                                                         ------------  ------------

                                                         $    913,123  $    771,000

             CAPITAL GOODS - TECHNICAL - 0.34%
     10,000  Uniphase Corp+                              $    141,250  $    145,000

             COMPUTER SOFTWARE - 8.35%
     12,500  Atria Software Inc+                         $    304,063  $    359,375
     17,500  Informix Corp+                                   390,500       562,188
     15,000  Intuit Inc+                                      651,880     1,001,250
     32,500  Metatec Corp+                                    368,781       312,813
     15,000  Microsoft Corp+                                  636,187       916,874
      3,500  Phamis Inc+                                       55,125        63,000

STRATEGIC GROWTH FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

   SHARES     SECURITY NAME                                   COST         VALUE
             COMMON STOCKS (CONTINUED)
     40,000  Seventh Level Inc+                          $    358,750  $    210,000
      2,000  Shiva Corp+                                       30,000        79,750
                                                         ------------  ------------

                                                         $  2,795,286  $  3,505,250

             COMPUTER SYSTEMS - 14.53%
     32,500  Adaptec Inc+                                $    577,500  $    767,813
     25,250  Chipcom Corp+                                    795,888     1,262,500
     27,500  Chips & Technologies Inc+                        165,313       192,500
     38,500  Cisco Systems Inc+                             1,004,750     1,352,313
     23,000  Digital Link Corp+                               488,126       618,125
     25,000  Komag Inc+                                       622,603       653,125
      7,500  Merix Corp+                                       74,063       190,312
     25,000  MTI Technology Corp+                             178,750        87,500
     36,000  Solectron Corp+                                  851,935       990,000
                                                         ------------  ------------

                                                         $  4,758,928  $  6,114,188

             CONSUMER - GROWTH - 1.67%
     15,000  Barnes & Noble+                             $    429,938  $    468,750
     10,000  Rite Aid Corp                                    233,925       233,750
                                                         ------------  ------------

                                                         $    663,863  $    702,500

             ELECTRICAL EQUIPMENT - 1.98%
     13,500  Franklin Electronic Publishers Inc+         $    213,330  $    285,188
     13,000  Integrated Device Technology Inc+                334,375       383,500
      7,000  Microtest Inc+                                   119,875       166,250
                                                         ------------  ------------

                                                         $    667,580  $    834,938

STRATEGIC GROWTH FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                   COST         VALUE
             COMMON STOCKS (CONTINUED)
             ELECTRONIC SEMICONDUCTORS - 5.00%
     20,000  Applied Materials Inc+                      $    901,875  $    845,000
     29,500  Integrated Process Equipment Corp+               413,188       490,438
      5,000  Intel Corp                                       328,000       319,375
     12,500  Mattson Technology Inc+                          183,437       240,625
     17,500  VLSI Technology Inc+                             199,510       210,000
                                                         ------------  ------------

                                                         $  2,026,010  $  2,105,438

             ENERGY & RELATED - 5.41%
      5,000  Anadarko Petroleum Corp                     $    271,025  $    192,500
     25,000  KCS Energy                                       602,323       406,250
     40,000  Offshore Pipeline Inc+                           816,740       905,000
     15,000  Sun Co Inc                                       469,950       431,250
     17,500  Trigen Energy Corp                               300,850       343,438
                                                         ------------  ------------

                                                         $  2,460,888  $  2,278,438

             ENTERTAINMENT - 3.81%
     20,000  Anchor Gaming+                              $    324,593  $    305,000
     25,000  Mirage Resorts Inc+                              537,897       512,500
     70,000  Radica Games Ltd+                                674,375       341,250
      7,500  Regal Cinemas Inc+                               181,250       191,250
     37,500  Sports Club Inc+                                 314,372       253,125
                                                         ------------  ------------

                                                         $  2,032,487  $  1,603,125

             ENVIRONMENTAL CONTROL - 1.62%
     42,000  Molten Metal Technology Inc+                $    946,095  $    682,500

             FINANCE & RELATED - 13.10%
     10,000  Emphesys Financial Group                    $    295,800  $    317,500
     55,000  Envoy Corp+                                      938,938     1,127,500
     15,000  First Financial Management Corp                  816,325       924,375
     30,500  Green Tree Financial Inc                         757,948       926,438
     30,000  Health System International Class A+             665,034       911,250
     10,000  Household International Inc                      373,444       371,250

STRATEGIC GROWTH FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                                      COST          VALUE
             COMMON STOCKS (CONTINUED)
     19,500  Investment Technology Group+                                   $    252,500  $    131,625
     21,500  Value Health Inc+                                                   837,570       800,875
                                                                            ------------  ------------

                                                                             $  4,937,559  $  5,510,813

             GENERAL BUSINESS & RELATED - 0.13%
      2,000  NETCOM On-Line Communication Services Inc+                      $     26,000  $     56,750

             HEALTHCARE - 6.97%
     30,000  Coram Healthcare+                                               $    553,079  $    495,000
     40,000  Genesis Health Ventures Inc+                                         909,602     1,265,000
     20,000  Healthsouth Rehabilitation Corp+                                     644,977       740,000
     20,000  Renal Treatment Centers+                                             355,125       435,000
                                                                             ------------  ------------

                                                                             $  2,462,783  $  2,935,000

             HOSPITAL & MEDICAL SUPPLIES - 3.18%
     50,000  Bioject Medical Technologies+                                   $    229,063  $    150,000
     25,000  Fresenius USA Inc+                                                   139,350       209,375
     36,000  Heart Technology Inc+                                                709,569       720,000
      7,500  Sybron International Corp+                                           263,787       258,750
                                                                             ------------  ------------

                                                                             $  1,341,769  $  1,338,125

             MANUFACTURING PROCESSING - 0.97%
     12,500  Lydall Inc+                                                     $    371,040  $    406,250

             MERCHANDISE SPECIAL - 2.18%
     40,500  Cellstar Corp+                                                  $    568,292  $    916,313

             MERCHANDISING FOOD - 1.36%
     10,000  General Nutrition Co Inc+                                       $    252,500  $    290,000
     27,500  Whole Foods Market Inc+                                              531,750       281,875
                                                                             ------------  ------------

                                                                             $    784,250  $    571,875

STRATEGIC GROWTH FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                               COST         VALUE
             COMMON STOCKS (CONTINUED)
             PHARMACEUTICAL - 0.76%
     10,000  Circa Pharmaceuticals Inc+                             $    123,300  $    178,750
     30,000  Seragen Inc+                                                247,190       142,500
                                                                    ------------  ------------

                                                                    $    370,490  $    321,250

             FOOD SERVICES - 0.54%
     25,000  Taco Cabana Inc+                                       $    384,557  $    228,121

             TELECOMMUNICATIONS - 11.13%
     10,000  Airtouch Communications+                               $    262,419  $    291,250
     50,000  LCI International Inc+                                      811,124     1,337,500
      5,000  Mobile Telecommunication Technologies Corp+                  93,000        97,500
     40,000  Paging Network Inc+                                       1,120,938     1,360,000
     22,500  Telephone & Data Systems Inc                              1,064,777     1,037,813
     10,000  Tellabs Inc+                                                490,470       557,500
                                                                    ------------  ------------

                                                                    $  3,842,728  $  4,681,563

             TRANSPORTATION - 2.99%
     17,000  Greenbrier Companies Inc+                              $    256,233  $    280,500
      8,500  Knight Transportation Inc+                                  102,000       121,125
     37,500  Landair Services Inc+                                       629,054       581,250
     30,000  Mesa Airlines Inc+                                          531,587       273,750
                                                                    ------------  ------------

                                                                    $  1,518,874  $  1,256,625

             AMERICAN DEPOSITORY SHARES - 2.07%
      5,000  Nokia Corp ADR+                                        $    324,855  $    375,000
      2,500  Perusahaan Perseroan P T Indonesian Satellite Corp ADR       80,125        89,375
     10,000  Rhodia-Ster SA ADR+                                         135,000       140,000
     20,000  Usinas Siderurgicas de Minas Gerals ADR+                    265,600       265,000
                                                                    ------------  ------------

                                                                    $    805,580  $    869,375

STRATEGIC GROWTH FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                    COST         VALUE
             COMMON STOCKS (CONTINUED)
             RETAIL STORES - 1.50%
     15,000  Corporate Express Inc+                      $    320,000  $    292,500
      4,000  Officemax Inc+                                    76,000       106,000
     15,000  Pacific Sunwear of California+                   149,063       232,500
                                                         ------------  ------------

                                                         $    545,063  $    631,000

             TOTAL COMMON STOCKS                         $ 37,823,711  $ 40,730,750

             WARRANTS - 1.81%
             WARRANTS - 1.81%
     55,000  Intel Corp expire 3/14/1998                 $    824,625       763,125

             MUTUAL FUNDS - 0.62%
             CLOSED-END MUTUAL FUNDS - 0.62%
     10,000  Emerging Markets Infrastructure Fund        $    146,100  $    102,500
     15,000  The India Fund Inc                               213,750       159,375
                                                         ------------  ------------
                                                         $    359,850  $    261,875
             TOTAL MUTUAL FUNDS                          $    359,850  $    261,875

STRATEGIC GROWTH FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CORPORATE BONDS - 2.02%
             CONVERTIBLE CORPORATE BONDS - 2.02%
$   240,000  First Financial Management                           5.00 %        12/15/99   $    247,800
    100,000  Genesis Health Ventures Inc                          6.00          11/30/03        142,625
    600,000  IDB Communications                                   5.00          08/15/03        457,500
                                                                                           ------------
             TOTAL CORPORATE BONDS                                                         $    847,925
             (Cost $951,121)

             SHORT-TERM INSTRUMENTS - 2.21%
             REPURCHASE AGREEMENTS - 2.21%
$   931,000  Goldman Sachs Pooled Repurchase Agreements -
               102% Collateralized by U.S. Government
               Securities                                         5.50          01/03/95   $    931,000
             (Cost $931,000)



             TOTAL INVESTMENTS IN SECURITIES
              (Cost $40,890,307)*                 103.46%    $ 43,534,675
                (Notes 1 and 3)
              Other Assets and                     (3.46%      (1,455,517)
                Liabilities, Net
                                                   ------   -------------
              TOTAL NET ASSETS                    100.00%    $ 42,079,158
                                                   ------   -------------
                                                   ------   -------------

 ----------------------------------------------------------------------
  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $   6,348,256
Gross Unrealized Depreciation      (3,703,888)
                                -------------
NET UNREALIZED APPRECIATION     $   2,644,368
                                -------------
                                -------------

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT INCOME FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             U.S. GOVERNMENT AGENCIES - 48.30%
             ADJUSTABLE RATE MORTGAGES - 0.95%
$    24,381  GNMA #8109 (CMT)                                     5.75 %        03/20/16   $     23,101
     41,828  GNMA #8119 (CMT)                                     6.75          04/20/16         40,992
     12,746  GNMA #8137 (CMT)                                     6.75          06/20/16         12,491
      7,064  GNMA #8268 (CMT)                                     7.13          08/20/17          6,976
     19,913  GNMA #8292 (CMT)                                     5.75          11/20/17         18,868
     36,203  GNMA #8293 (CMT)                                     5.75          12/20/17         34,303
      9,351  GNMA #8310 (CMT)                                     5.75          01/20/18          8,860
     43,285  GNMA #8392 (CMT)                                     7.13          08/20/18         42,690
     42,322  GNMA #8393 (CMT)                                     7.13          08/20/18         41,741
     24,568  GNMA #8429 (CMT)                                     5.75          11/20/18         23,277
    131,250  GNMA #8761 (CMT)                                     5.50          03/20/21        122,800
                                                                                           ------------

                                                                                           $    376,099

             FIXED RATE MORTGAGES - 44.37%
$    55,800  FHLMC #275825                                        9.50 %        08/01/16   $     56,811
     19,146  FHLMC #303953                                        9.00          10/01/17         19,110
     50,697  FHLMC #304114                                        9.00          05/01/18         50,601
    128,135  FHLMC #304398                                        9.00          06/01/18        128,127
     48,117  FHLMC #305831                                       10.00          08/01/18         49,982
      9,887  FHLMC #307323                                        9.50          09/01/18         10,067
     77,481  FHLMC #307637                                        9.50          07/01/16         79,190
     44,039  FHLMC #307915                                        9.50          10/01/18         44,879
      9,425  FHLMC #308074                                        9.50          10/01/18          9,598
     27,959  FHLMC #360020                                       10.00          01/01/18         29,042
     38,943  FHLMC #360045                                       10.00          02/01/19         40,452
     56,949  FHLMC #532468                                        9.50          04/01/19         57,980
     22,759  GNMA #150499                                        10.50          03/15/16         24,310
    145,562  GNMA #17087                                          9.00          09/15/16        147,343
    207,981  GNMA #173055                                         9.00          09/15/16        210,527
    114,927  GNMA #176892                                         9.00          10/15/16        116,576
    572,726  GNMA #190848                                         9.00          01/15/17        579,736
    223,670  GNMA #191961                                         9.00          02/15/20        225,627
     60,334  GNMA #202624                                         9.00          11/15/19         60,915
    117,438  GNMA #236877                                         9.00          04/15/18        118,677

U.S. GOVERNMENT INCOME FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             U.S. GOVERNMENT AGENCIES (CONTINUED)
$ 5,904,276  GNMA #278877                                         6.90 %        02/15/23   $  5,185,667
     81,578  GNMA #285963                                         9.00          01/15/20         82,363
     20,121  GNMA #289319                                         9.00          11/15/20         20,297
    219,991  GNMA #303235                                         9.00          05/15/21        221,916
    228,705  GNMA #304653                                         9.00          09/15/21        230,707
      9,274  GNMA #314150                                         9.00          10/15/21          9,355
  2,121,154  GNMA #319413                                         7.25          12/15/18      1,908,041
     19,357  GNMA #33080                                          9.00          08/15/22         19,526
     46,048  GNMA #335400                                         9.00          12/15/22         46,451
  1,949,045  GNMA #358863                                         7.25          01/15/24      1,752,426
  2,988,337  GNMA #378973                                         7.13          01/15/34      2,664,192
  1,218,705  GNMA II #1124                                       11.00          01/20/19      1,293,351
    631,222  GNMA II #1221                                       11.00          07/20/19        669,884
    191,546  GNMA II #1562                                       10.00          02/20/21        197,950
     63,107  GNMA II #167269                                     10.00          04/20/16         65,581
    127,398  GNMA II #194221                                     10.00          09/20/20        131,657
    376,236  GNMA II #266120                                     10.00          08/20/19        388,814
     11,725  GNMA II #272537                                     10.00          08/20/19         12,132
     18,820  GNMA II #278055                                     10.00          07/20/19         19,558
     83,578  GNMA II #289000                                     10.00          05/20/20         86,372
    259,093  GNMA II #85                                         10.00          02/20/22        267,755
    211,969  GNMA II #908                                        10.00          01/20/18        219,053
                                                                                           ------------

                                                                                           $ 17,552,598

             U.S. GOVERNMENT AGENCY NOTES - 2.98%
$ 1,700,000  FNMA Principal Strip                                 5.10 %(+)     03/09/22   $  1,177,369
                                                                                           ------------

             TOTAL U.S. GOVERNMENT AGENCIES                                                $ 19,106,066
             (Cost $20,738,620)

U.S. GOVERNMENT INCOME FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             U.S. TREASURY SECURITIES - 49.14%
             U.S. TREASURY BONDS - 36.34%
$ 6,500,000  U.S. Treasury Bonds                                 11.63 %        11/15/04   $  8,141,250
  4,500,000  U.S. Treasury Bonds                                 12.50          08/15/14      6,234,615
                                                                                           ------------

                                                                                           $ 14,375,865

             U.S. TREASURY NOTES - 12.80%
$ 5,000,000  U.S. Treasury Notes                                  8.25 %        07/15/98   $  5,061,700
                                                                                           ------------

             TOTAL U.S. TREASURY SECURITIES                                                $ 19,437,565
             (Cost $21,690,546)

             SHORT-TERM INSTRUMENTS - 1.75%
             REPURCHASE AGREEMENTS - 1.75%
$   694,000  Goldman Sachs Pooled Repurchase Agreements -
               102% Collateralized by U.S. Government
               Securities                                         5.00 %        01/03/95   $    694,000
             (Cost $694,000)

U.S. GOVERNMENT INCOME FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $43,123,167)*                  99.19%    $ 39,237,631
                (Notes 1 and 3)
              Other Assets and                      0.81%         322,406
                Liabilities, Net
                                                    ------   -------------

              TOTAL NET ASSETS                    100.00   % $ 39,560,037
                                                   ------   -------------
                                                   ------   -------------

 ----------------------------------------------------------------------
  +  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSIST OF:

Gross Unrealized Appreciation   $      29,069
Gross Unrealized Depreciation      (3,914,605)
                                -------------

NET UNREALIZED DEPRECIATION     ($  3,885,536)
                                -------------
                                -------------

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. TREASURY MONEY MARKET FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             U.S. TREASURY NOTES - 0.50%
$ 1,000,000  U.S. Treasury Notes                                  3.88 %        02/28/95   $    997,184

             U.S. TREASURY BILLS - 98.81%
$ 9,295,000  U.S. Treasury Bills                                  2.76 %(+)     01/05/95   $  9,289,905
 13,500,000  U.S. Treasury Bills                                  3.58 (+)      01/26/95     13,452,201
 12,825,000  U.S. Treasury Bills                                  4.25 (+)      01/12/95     12,805,777
 22,880,000  U.S. Treasury Bills                                  4.72 (+)      02/02/95     22,774,105
 31,000,000  U.S. Treasury Bills                                  4.85 (+)      02/09/95     30,850,042
  5,000,000  U.S. Treasury Bills                                  4.98 (+)      02/16/95      4,967,640
 15,935,000  U.S. Treasury Bills                                  5.17 (+)      02/23/95     15,811,351
 14,750,000  U.S. Treasury Bills                                  5.52 (+)      01/19/95     14,713,276
 17,425,000  U.S. Treasury Bills                                  5.54 (+)      03/09/95     17,248,903
 15,375,000  U.S. Treasury Bills                                  5.54 (+)      03/16/95     15,201,177
 10,000,000  U.S. Treasury Bills                                  5.59 (+)      03/23/95      9,876,306
 15,000,000  U.S. Treasury Bills                                  5.66 (+)      03/30/95     14,797,356
 15,000,000  U.S. Treasury Bills                                  5.81 (+)      04/06/95     14,780,707
                                                                                           ------------

             TOTAL U.S. TREASURY BILLS                                                     $196,568,746

             TOTAL INVESTMENTS IN SECURITIES
              (Cost $197,565,930)* (Note 1)                            99.31%              $197,565,930

              Other Assets and Liabilities, Net                         0.69%                 1,363,372
                                                                      ------               ------------

              TOTAL NET ASSETS                                        100.00%              $198,929,302
                                                                      ------               ------------
                                                                      ------               ------------

--------------------------------------------------------------------------------
  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

VARIABLE RATE GOVERNMENT FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             U.S. GOVERNMENT AGENCIES - 73.47%
             ADJUSTABLE RATE MORTGAGES - 68.19%
$ 3,370,446  FHLMC #607289 (CMT)                                  7.61 %        09/01/22   $  3,380,962
  4,397,518  FHLMC #607480 (CMT)                                  7.47          10/01/22      4,416,735
  6,852,158  FHLMC #607420 (CMT)                                  7.17          10/01/22      6,903,549
  7,775,944  FHLMC #845014 (CMT)                                  7.13          06/01/00      7,970,342
 13,224,700  FHLMC #845182 (CMT)                                  7.18          09/01/22     13,414,739
  1,828,563  FHLMC #645006 (CMT)                                  6.87          12/01/15      1,799,983
  6,053,866  FHLMC #608539 (CMT)                                  6.98          03/01/23      6,148,427
  1,063,692  FHLMC #755033 (CMT)                                  6.78          02/01/19      1,074,988
 20,000,000  FHLMC #849995 (CMT)                                  6.68          08/01/18     20,281,250
 19,618,260  FHLMC #845996 (CMT)                                  6.64          10/01/24     18,784,484
 20,872,170  FHLMC #845075 (CMT)                                  6.63          04/01/29     20,868,830
 44,074,260  FHLMC #845790 (CMT)                                  6.57          05/01/24     45,027,146
  2,824,442  FHLMC #755159 (CMT)                                  6.54          07/01/19      2,815,602
 12,497,319  FHLMC #605870 (CMT)                                  6.81          12/01/17     12,622,292
 32,664,445  FHLMC #845980 (CMT)                                  6.75          06/01/30     33,241,626
 22,580,672  FHLMC #845985 (CMT)                                  6.56          11/01/24     23,071,124
  2,654,683  FHLMC #640065 (CMT)                                  6.38          01/01/18      2,623,145
  9,051,896  FHLMC #755102 (CMT)                                  6.36          06/01/18      8,633,246
 57,765,862  FHLMC #845535 (CMT)                                  6.89          10/01/23     57,892,369
 27,357,843  FHLMC #845986 (CMT)                                  6.49          11/01/24     27,918,953
 20,717,836  FHLMC #845987 (CMT)                                  6.43          11/01/24     21,155,604
 23,870,885  FHLMC #845913 (CMT)                                  6.68          07/01/30     24,402,490
  3,462,900  FHLMC #406643 (CMT)                                  6.25          05/01/22      3,426,089
  3,959,083  FHLMC #609039 (CMT)                                  6.55          07/01/22      3,983,828
 12,467,963  FHLMC #845130 (CMT)                                  6.22          06/01/22     12,051,035
     59,623  FHLMC #845410 (CMT)                                  6.05          07/01/23         59,474
 28,720,570  FHLMC #845897 (CMT)                                  6.37          06/01/24     28,944,590
 38,388,576  FHLMC #845916 (CMT)                                  6.14          09/01/24     38,938,684
 29,124,890  FHLMC #845948 (CMT)                                  5.78          10/31/24     29,434,487
    232,801  FHLMC #770400 (COFI)                                 5.75          11/01/18        224,506
    220,967  FHLMC #770641 (COFI)                                 5.75          02/01/19        212,957
    639,710  FHLMC #770663 (COFI)                                 5.75          04/01/19        626,117
    776,187  FHLMC #775132 (COFI)                                 5.70          05/01/19        750,472
     64,937  FHLMC #775488 (COFI)                                 5.70          04/01/19         62,461
  2,121,887  FHLMC #406211 (CMT)                                  7.62          11/01/21      2,105,972

VARIABLE RATE GOVERNMENT FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             U.S. GOVERNMENT AGENCIES (CONTINUED)
$ 6,237,718  FHLMC #606539 (CMT)                                  5.94 %        03/01/18   $  6,261,109
  3,804,617  FHLMC #845475 (CMT)                                  5.98          10/01/23      3,697,022
  2,994,865  FHLMC #350035 (CMT)                                  5.37          02/01/17      2,972,403
    291,077  FHLMC #390208 (COFI)                                 5.19          07/01/19        281,981
  1,195,792  FHLMC #395009 (COFI)                                 5.14          06/01/29      1,156,176
     27,120  FHLMC #845613 (CMT)                                  4.23          01/01/24         27,418
  9,739,977  FNMA #124598 (CMT)                                   7.44          12/01/22      9,879,940
  6,072,436  FNMA #90031 (CMT)                                    7.36          01/01/20      6,140,751
 43,594,052  FNMA #190726 (CMT)                                   6.95          03/01/33     44,411,440
 22,665,699  FNMA #141414 (CMT)                                   6.85          12/01/31     22,977,353
 13,759,848  FNMA #124011 (CMT)                                   6.96          01/01/30     13,940,377
  4,379,648  FNMA #110933 (CMT)                                   6.80          09/01/18      4,409,736
  3,387,333  FNMA #152205 (CMT)                                   6.77          01/01/19      3,349,226
  4,673,554  FNMA #95407 (CMT)                                    6.73          03/01/20      4,734,871
  5,020,545  FNMA #70176 (CMT)                                    6.67          08/01/27      5,036,209
  3,854,354  FNMA #146952 (CMT)                                   6.71          10/01/20      3,902,534
  7,678,366  FNMA #245414 (CMT)                                   6.79          07/01/20      7,769,508
  4,137,128  FNMA #178071 (CMT)                                   6.49          09/01/22      4,124,179
 10,640,379  FNMA #70186 (CMT)                                    6.52          05/01/21     10,480,774
 25,630,220  FNMA #190864 (CMT)                                   6.57          02/01/23     25,470,032
  9,833,413  FNMA #190095 (CMT)                                   6.34          10/01/23      9,751,992
 26,994,746  FNMA #303035 (CMT)                                   6.39          10/20/24     27,454,197
  8,605,475  FNMA #70009 (CMT)                                    6.44          04/01/18      8,605,475
  9,158,312  FNMA #190033 (CMT)                                   6.25          09/01/23      9,106,751
  6,794,436  FNMA #70087 (CMT)                                    6.23          08/01/18      6,802,929
  5,221,096  FNMA #70485 (CMT)                                    6.31          04/01/27      5,090,568
 10,871,620  FNMA #136014 (COFI)                                  6.18          05/01/18     11,250,713
  5,536,085  FNMA #70541 (CMT)                                    6.43          06/01/19      5,536,085
  6,633,979  FNMA #70374 (CMT)                                    6.22          12/01/14      6,613,214
 11,245,911  FNMA #190826 (CMT)                                   6.28          03/01/24     11,330,255
 14,992,206  FNMA #70652 (CMT)                                    6.32          07/01/20     15,001,501
  2,200,567  FNMA #240724 (CMT)                                   6.00          10/01/23      2,160,671
  1,305,033  FNMA #70947 (COFI)                                   5.93          12/01/28      1,268,320
 11,446,668  FNMA #124764 (CMT)                                   6.38          03/01/23     11,396,531
  4,139,998  FNMA #70614 (CMT)                                    5.92          10/01/18      4,132,215
    674,230  FNMA #60588 (COFI)                                   5.75          01/01/18        658,217

VARIABLE RATE GOVERNMENT FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             U.S. GOVERNMENT AGENCIES (CONTINUED)
$ 1,674,481  FNMA #60590 (COFI)                                   5.75 %        02/01/18   $  1,636,805
  4,832,546  FNMA #70193 (CMT)                                    5.75          04/01/19      4,877,827
  1,637,037  FNMA #60585 (COFI)                                   5.75          11/01/17      1,600,204
 21,378,396  FNMA #303038 (CMT)                                   5.63          11/01/23     21,228,961
  1,306,536  FNMA #64083 (COFI)                                   5.51          05/01/18      1,264,884
  1,868,633  FNMA #70911 (COFI)                                   5.39          06/01/19      1,818,405
  1,709,499  FNMA #123496 (COFI)                                  5.27          07/01/27      1,646,453
    680,438  FNMA #57115 (COFI)                                   5.00          10/01/17        657,895
                                                                                           ------------

                                                                                           $837,182,665

             REAL ESTATE MORTGAGE INVESTMENT CONDUITS - 5.28%
$13,000,000  FHLMC 1650-PA                                        7.25 %        01/15/24   $ 11,260,600
 12,759,902  FHLMC 1541KB                                         6.50          09/15/22     12,512,615
 22,889,815  FHLMC G-18 B                                         6.25          10/25/17     21,130,046
 19,155,926  FHLMC G-18 A                                         5.75          09/25/23     18,968,198
  1,006,570  FNMA 1993-G19                                        7.25          04/25/23        935,164
                                                                                           ------------

                                                                                           $ 64,806,623

             TOTAL U.S. GOVERNMENT AGENCIES                                                $901,989,288
             (Cost $920,082,341)

             U.S. TREASURY SECURITIES - 7.60%
             U.S. TREASURY NOTES - 7.60%
$50,000,000  U.S. Treasury Notes                                  6.88 %        10/31/96   $ 49,328,000
 45,000,000  U.S. Treasury Notes                                  6.13          07/31/96     44,029,800
                                                                                           ------------

             TOTAL U.S. TREASURY SECURITIES                                                $ 93,357,800
             (Cost $94,890,408)

             SHORT-TERM INSTRUMENTS - 17.35%
             U.S. TREASURY BILLS - 15.40%
$191,000,000 U.S. Treasury Bills                                  5.54 %(F)     03/09/95   $189,124,380

VARIABLE RATE GOVERNMENT FUND -- DECEMBER 31, 1994
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             SHORT-TERM INSTRUMENTS (CONTINUED)
             REPURCHASE AGREEMENTS - 1.95%
$23,942,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.00 %        01/03/95   $ 23,942,000
                                                                                           ------------

             TOTAL SHORT-TERM INSTRUMENTS                                                  $213,066,380
             (Cost $213,024,609)


             TOTAL INVESTMENTS IN SECURITIES
              (Cost $1,227,997,358)*              98.42%    $1,208,413,468
                (Notes 1 and 3)
              Other Assets and                     1.58%        19,352,525
                Liabilities, Net
                                                 -------    --------------

              TOTAL NET ASSETS                   100.00%    $1,227,765,993
                                                 -------    --------------
                                                 -------    --------------


-----------------------------------------------------------------------
  +  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSIST OF:


Gross Unrealized Appreciation   $     110,268
Gross Unrealized Depreciation     (19,694,158)
                                -------------

NET UNREALIZED DEPRECIATION     ($ 19,583,890)
                                -------------
                                -------------

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1994

                                                                        CALIFORNIA
                                         ASSET        CALIFORNIA          TAX-FREE
                                    ALLOCATION          TAX-FREE             MONEY
                                          FUND         BOND FUND       MARKET FUND
----------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market
    value (see cost below)
    (Note 1)                       $53,015,150      $281,139,944      $287,655,543
  Cash                                 150,858                 0           483,906
RECEIVABLES:
  Dividends and interest               523,513         5,494,398         1,817,661
  Fund shares sold                      42,971            12,016                 0
  Investment securities sold           988,203                 0                 0
  Due from administrator
    (Note 2)                                 0                 0                 0
Organization expenses, net
  of amortization                       15,127             3,674                 0
Prepaid expenses                         4,083                 0                 0
TOTAL ASSETS                        54,739,905       286,650,032       289,957,110
LIABILITIES
Cash overdraft due to
  custodian                                  0                 0                 0
PAYABLES:
  Investment securities
    purchased                              711                 0                 0
  Distributions to
    shareholders                     4,441,524         5,517,140           829,034
  Fund shares redeemed                  52,412           150,584                 0
  Due to sponsor and
    distributor (Note 2)                54,349           219,143           322,656
  Due to adviser (Note 2)               53,016           153,593           296,344
  Other                                 32,304           158,583            99,683
TOTAL LIABILITIES                    4,634,316         6,199,043         1,547,717
TOTAL NET ASSETS
                                   $50,105,589      $280,450,989      $288,409,393
NET ASSETS CONSIST OF:
  Paid-in capital, Class A*        $39,918,819      $272,581,402      $288,490,103
  Paid-in capital, Class D
    or I                            11,266,422         8,449,153                 0
  Undistributed
    (overdistributed) net
    investment income                        0           (15,019)                0
  Undistributed net realized
    gain(loss) on
    investments                              0                 0           (80,710)
  Net unrealized
    appreciation
    (depreciation) of
    investments                     (1,079,652)         (564,547)                0
TOTAL NET ASSETS                   $50,105,589      $280,450,989      $288,409,393
COMPUTATION OF NET ASSET
 VALUE AND OFFERING PRICE
Net assets - Class A*              $40,307,753      $273,105,024      $288,409,393
Shares outstanding - Class
  A*                                 3,778,856        26,780,285       288,490,103
Net asset value per share -
  Class A*                              $10.67            $10.20             $1.00
Maximum offering price per
  share - Class A*                      $11.17+           $10.68+            $1.00
Net assets - Class D or I           $9,797,836        $7,345,965               N/A
Shares outstanding - Class D
  or I                                 739,045           551,635               N/A
Net asset value and offering
  price per share - Class D
  or I                                  $13.26            $13.32               N/A
INVESTMENTS AT COST (NOTE 3)       $54,094,802      $281,704,491      $287,655,543

---------------------------------------------------------------------
 * INCLUDES FUNDS WITH A SINGLE CLASS.
** MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON
   INVESTMENTS OF $100,000 OR MORE THE OFFERING PRICE IS REDUCED.
 + MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON
   INVESTMENTS OF $100,000 OR MORE THE OFFERING PRICE IS REDUCED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1994

                                         MONEY         MUNICIPAL         STRATEGIC
                                        MARKET            INCOME            GROWTH
                                          FUND              FUND              FUND
----------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market
    value (see cost below)
    (Note 1)                      $320,181,824       $88,231,761       $43,534,675
  Cash                                 187,038                 0             2,854
RECEIVABLES:
  Dividends and interest               615,585         1,749,635            19,761
  Fund shares sold                           0           108,703           279,212
  Investment securities sold                 0                 0           227,007
  Due from administrator
    (Note 2)                                 0           170,726            65,419
Organization expenses, net
  of amortization                       17,857            50,250            50,525
Prepaid expenses                             0                 0               730
TOTAL ASSETS                       321,002,304        90,311,075        44,180,183
LIABILITIES
Cash overdraft due to
  custodian                                  0            43,051                 0
PAYABLES:
  Investment securities
    purchased                                0                 0           479,833
  Distributions to
    shareholders                     1,385,567           446,122         1,481,221
  Fund shares redeemed                       0           380,394            52,879
  Due to sponsor and
    distributor (Note 2)               259,875            53,085            48,468
  Due to adviser (Note 2)              145,886                 0                 0
  Other                                 96,213            52,580            38,624
TOTAL LIABILITIES                    1,887,541           975,232         2,101,025
TOTAL NET ASSETS
                                  $319,114,763       $89,335,843       $42,079,158
NET ASSETS CONSIST OF:
  Paid-in capital, Class A*       $307,915,442       $79,978,992       $24,331,443
  Paid-in capital, Class D
    or I                            11,237,512        17,774,604        15,136,259
  Undistributed
    (overdistributed) net
    investment income                        0                 0           (32,912)
  Undistributed net realized
    gain(loss) on
    investments                        (38,191)       (3,600,931)                0
  Net unrealized
    appreciation
    (depreciation) of
    investments                              0        (4,816,822)        2,644,368
TOTAL NET ASSETS                  $319,114,763       $89,335,843       $42,079,158
COMPUTATION OF NET ASSET
 VALUE AND OFFERING PRICE
Net assets - Class A*             $307,877,923       $73,791,119       $26,743,797
Shares outstanding - Class
  A*                               307,915,400         7,445,590         2,012,671
Net asset value per share -
  Class A*                               $1.00             $9.91            $13.29
Maximum offering price per
  share - Class A*                       $1.00            $10.22**          $13.92+
Net assets - Class D or I          $11,236,840       $15,544,724       $15,335,361
Shares outstanding - Class D
  or I                              11,237,511         1,158,200           927,153
Net asset value and offering
  price per share - Class D
  or I                                   $1.00            $13.42            $16.54
INVESTMENTS AT COST (NOTE 3)      $320,181,824       $93,048,583       $40,890,307

---------------------------------------------------------------------
 * INCLUDES FUNDS WITH A SINGLE CLASS.
** MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON
   INVESTMENTS OF $100,000 OR MORE THE OFFERING PRICE IS REDUCED.
 + MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON
   INVESTMENTS OF $100,000 OR MORE THE OFFERING PRICE IS REDUCED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               U.S. GOVERNMENT     U.S. TREASURY     VARIABLE RATE
                                        INCOME      MONEY MARKET        GOVERNMENT
                                          FUND              FUND              FUND
----------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In  securities,  at market
    value (see  cost  below)
    (Note 1)                       $39,237,631      $197,565,930    $1,208,413,468
  Cash                                     254         2,220,008           434,310
RECEIVABLES:
  Dividends and interest               632,369            13,166         9,885,393
  Fund shares sold                           0                 0                 0
  Investment securities sold            11,403                 0        44,694,648
  Due   from   administrator
    (Note 2)                           128,572                 0                 0
Organization  expenses,  net
  of amortization                       12,829            34,441            29,991
Prepaid expenses                         8,836             1,292                 0
TOTAL ASSETS                        40,031,894       199,834,837     1,263,457,810
LIABILITIES
Cash    overdraft   due   to
  custodian                                  0                 0                 0
PAYABLES:
  Investment securities
    purchased                                0                 0        25,232,873
  Distributions to
    shareholders                       241,890           669,312         5,658,233
  Fund shares redeemed                 193,125                 0         2,713,651
  Due   to    sponsor    and
    distributor (Note 2)                20,447           200,630           980,340
  Due to adviser (Note 2)                    0            15,385           692,371
  Other                                 16,395            20,208           414,349
TOTAL LIABILITIES                      471,857           905,535        35,691,817
TOTAL NET ASSETS
                                   $39,560,037      $198,929,302    $1,227,765,993
NET ASSETS CONSIST OF:
  Paid-in capital, Class A*        $39,797,072      $195,041,619    $1,378,345,742
  Paid-in  capital,  Class D
    or I                             4,861,314         3,900,124        13,464,512
  Undistributed
    (overdistributed) net
    investment income                        0                 0                 0
  Undistributed net realized
    gain(loss) on
    investments                     (1,212,813)          (12,441)     (144,460,371)
  Net unrealized
    appreciation
    (depreciation) of
    investments                     (3,885,536)                0       (19,583,890)
TOTAL NET ASSETS                   $39,560,037      $198,929,302    $1,227,765,993
COMPUTATION  OF  NET   ASSET
 VALUE AND OFFERING PRICE
Net assets - Class A*              $35,838,284      $195,031,244    $1,215,545,665
Shares  outstanding  - Class
  A*                                 3,710,564       195,041,619       132,255,622
Net asset value per share  -
  Class A*                               $9.66             $1.00             $9.19
Maximum  offering  price per
  share - Class A*                      $10.12+            $1.00             $9.47**
Net assets - Class D or I           $3,721,753        $3,898,058       $12,220,328
Shares outstanding - Class D
  or I                                 281,880         3,900,123           889,475
Net asset value and offering
  price per share - Class  D
  or I                                  $13.20             $1.00            $13.74
INVESTMENTS AT COST (NOTE 3)       $43,123,167      $197,565,930    $1,227,997,358

---------------------------------------------------------------------
 * INCLUDES FUNDS WITH A SINGLE CLASS.
** MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON
   INVESTMENTS OF $100,000 OR MORE THE OFFERING PRICE IS REDUCED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                        CALIFORNIA
                                         ASSET        CALIFORNIA          TAX-FREE
                                    ALLOCATION          TAX-FREE             MONEY
                                          FUND         BOND FUND       MARKET FUND
----------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                         $1,342,922         $       0         $       0
  Interest                           1,032,628        21,124,123         9,506,387
TOTAL INVESTMENT INCOME              2,375,550        21,124,123         9,506,387
EXPENSES (NOTE 2)
  Advisory fees                        424,899         1,645,335         1,493,881
  Administration fees                   66,524           431,734           334,128
  Custody fees                          59,998            60,811            63,312
  Shareholder servicing fees            28,377            20,828                 0
  Portfolio accounting fees                  0           127,846           128,324
  Transfer agency fees                  62,494           208,106            41,927
  Distribution fees                    206,954           203,357           167,064
  Amortization of
    organization expenses                4,074             1,146                 0
  Legal and audit fees                  19,341            56,857            46,600
  Registration fees                     37,034            15,000            10,001
  Directors' fees                        4,830             5,000             5,001
  Shareholder reports                   37,049            80,000            42,578
  Other                                  3,020            31,671                 0
TOTAL EXPENSES                         954,594         2,887,691         2,332,816
Less:
  Waived fees                          (69,419)       (1,166,246)          (61,626)
Net Expenses                           885,175         1,721,445         2,271,190
NET INVESTMENT INCOME (LOSS)         1,490,375        19,402,678         7,235,197
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss)
    on sale of investments           3,975,711         4,054,017           (76,188)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                     (6,051,202)      (39,374,337)                0
NET GAIN (LOSS) ON
 INVESTMENTS                        (2,075,491)      (35,320,320)          (76,188)
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                          ($585,116)     ($15,917,642)       $7,159,009

---------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                         MONEY         MUNICIPAL         STRATEGIC   U.S. GOVERNMENT     U.S. TREASURY
                                        MARKET            INCOME            GROWTH            INCOME      MONEY MARKET
                                          FUND              FUND              FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                          $       0         $       0           $93,576         $       0         $       0
  Interest                          13,596,252         6,765,684            70,000         3,930,693         5,781,769
TOTAL INVESTMENT INCOME             13,596,252         6,765,684           163,576         3,930,693         5,781,769
EXPENSES (NOTE 2)
  Advisory fees                        777,719           542,075           207,239           259,491           350,980
  Administration fees                  311,088           109,157            62,623            51,898           141,170
  Custody fees                          58,355            19,250            10,835            18,132            28,098
  Shareholder servicing fees                 0            43,503            37,050            17,454                 0
  Portfolio accounting fees            123,512            83,858            53,132            60,164            89,828
  Transfer agency fees                  57,715            68,287            23,766            54,914            36,479
  Distribution fees                    774,391           224,638           178,458            57,366           346,635
  Amortization of
    organization expenses               14,698            28,369            14,872             3,476             8,867
  Legal and audit fees                  55,132            35,390            30,888            16,330            56,828
  Registration fees                     35,000            67,726            35,000            43,399            47,698
  Directors' fees                        5,000             5,000             5,000             5,001             5,020
  Shareholder reports                   22,999            46,918            79,616            19,997            14,026
  Other                                  5,199            15,599             8,587             8,899             8,099
TOTAL EXPENSES                       2,240,808         1,289,770           747,066           616,521         1,133,728
Less:
  Waived fees                         (129,201)         (549,664)         (134,333)         (179,536)         (247,364)
Net Expenses                         2,111,607           740,106           612,733           436,985           886,364
NET INVESTMENT INCOME (LOSS)        11,484,645         6,025,578          (449,157)        3,493,708         4,895,405
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net  realized  gain (loss)
    on sale of investments             (36,799)       (3,600,931)        1,481,221        (1,212,813)          (12,441)
  Net change  in  unrealized
    appreciation
    (depreciation) of
    investments                              0       (11,048,257)          336,969        (5,164,808)                0
NET GAIN (LOSS) ON
 INVESTMENTS                           (36,799)      (14,649,188)        1,818,190        (6,377,621)          (12,441)
NET  INCREASE  (DECREASE) IN
 NET ASSETS  RESULTING  FROM
 OPERATIONS                        $11,447,846       ($8,623,610)       $1,369,033       ($2,883,913)       $4,882,964


--------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1994

                                 VARIABLE RATE
                                    GOVERNMENT
                                          FUND
----------------------------------------------
INVESTMENT INCOME
  Dividends                          $       0
  Interest                          88,578,302
TOTAL INVESTMENT INCOME             88,578,302
EXPENSES (NOTE 2)
  Advisory fees                      8,552,459
  Administration fees                1,810,492
  Custody fees                         293,921
  Shareholder servicing fees            35,962
  Portfolio accounting fees            403,597
  Transfer agency fees                 121,270
  Distribution fees                  4,312,202
  Amortization of
    organization expenses               19,348
  Legal and audit fees                 203,762
  Registration fees                     43,323
  Directors' fees                        5,000
  Shareholder reports                   65,000
  Other                                196,306
TOTAL EXPENSES                      16,062,642
Less:
  Waived fees                       (2,477,609)
Net Expenses                        13,585,033
NET INVESTMENT INCOME (LOSS)        74,993,269
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss)
    on sale of investments        (125,280,826)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                    (11,149,757)
NET GAIN (LOSS) ON
 INVESTMENTS                      (136,430,583)
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                       ($61,437,314)

----------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                           ASSET ALLOCATION FUND
                              ----------------------------------
                                       FOR THE           FOR THE
                                    YEAR ENDED        YEAR ENDED
                                 DEC. 31, 1994    DEC. 31, 1993*
----------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
  Net investment income
    (loss)                          $1,490,375        $1,276,274
  Net realized gain (loss)
    on sale of investments           3,975,711         3,276,537
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                     (6,051,202)        1,186,951
NET INCREASE (DECREASE)
 RESULTING FROM OPERATIONS            (585,116)        5,739,762
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    CLASS A**                       (1,253,254)       (1,198,361)
    CLASS D OR I                      (192,825)          (48,177)
  In excess of net
    investment income
    CLASS A**                                0                 0
    CLASS D OR I                             0                 0
  From net realized gain on
    sales of investments
    CLASS A**                       (3,165,196)       (2,799,714)
    CLASS D OR I                      (766,987)         (476,823)
  In excess of net realized
    gain on sales of
    investments
    CLASS A**                                0           (34,686)
    CLASS D OR I                             0            (6,122)
  From tax return of capital
    CLASS A**                                0                 0
    CLASS D OR I                             0                 0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    - Class A**                      5,857,662        13,213,202
  Reinvestment of dividends
    - Class A**                        694,596         5,999,719
  Cost of shares redeemed -
    Class A**                      (14,543,493)       (8,760,239)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS
 A**                                (7,991,235)       10,452,682
  Proceeds from shares sold
    - Class D or I                   5,046,708         9,112,380
  Reinvestment of dividends
    - Class D or I                      87,663           413,795
  Cost of shares redeemed -
    Class D or I                    (3,194,348)         (199,776)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS
 D OR I                              1,940,023         9,326,399
INCREASE (DECREASE) IN NET
 ASSETS                            (12,014,590)       20,954,960
NET ASSETS:
Beginning net assets                62,120,179        41,165,219
ENDING NET ASSETS                  $50,105,589       $62,120,179
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A**              497,697         1,081,974
  Shares issued in
    reinvestment of
    dividends - Class A**               60,791           510,728
  Shares redeemed - Class
    A**                             (1,244,313)         (724,118)
NET INCREASE (DECREASE) IN
 SHARES OUTSTANDING - CLASS
 A**                                  (685,825)          868,584
  Shares sold - Class D or I           344,653           594,680
  Shares issued in
    reinvestment of
    dividends - Class D or I             6,181            28,015
  Shares redeemed - Class D
    or I                              (221,506)          (12,978)
NET INCREASE (DECREASE) IN
 SHARES OUTSTANDING - CLASS
 D OR I                                129,328           609,717

---------------------------------------------------------------------
 * CLASS D SHARES COMMENCED OPERATIONS ON JULY 1, 1993.
** INCLUDES FUNDS WITH A SINGLE CLASS.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                   CALIFORNIA TAX-FREE BOND FUND
                              ----------------------------------
                                       FOR THE           FOR THE
                                    YEAR ENDED        YEAR ENDED
                                 DEC. 31, 1994    DEC. 31, 1993*
----------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
  Net investment income
    (loss)                         $19,402,678       $21,237,063
  Net realized gain (loss)
    on sale of investments           4,054,017         6,490,108
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                    (39,374,337)       19,196,590
NET INCREASE (DECREASE)
 RESULTING FROM OPERATIONS         (15,917,642)       46,923,761
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    CLASS A**                      (18,973,436)      (21,134,567)
    CLASS D OR I                      (429,242)         (102,496)
  In excess of net
    investment income
    CLASS A**                                0                 0
    CLASS D OR I                             0                 0
  From net realized gain on
    sales of investments
    CLASS A**                       (3,947,872)       (6,355,898)
    CLASS D OR I                      (106,145)         (134,211)
  In excess of net realized
    gain on sales of
    investments
    CLASS A**                                0                 0
    CLASS D OR I                             0                 0
  From tax return of capital
    CLASS A**                                0                 0
    CLASS D OR I                             0                 0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    - Class A**                     15,317,908        35,749,590
  Reinvestment of dividends
    - Class A**                     14,574,219        13,080,113
  Cost of shares redeemed -
    Class A**                      (80,201,764)      (81,716,776)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS
 A**                               (50,309,637)      (32,887,073)
  Proceeds from shares sold
    - Class D or I                   2,864,757         8,100,469
  Reinvestment of dividends
    - Class D or I                     348,941            41,937
  Cost of shares redeemed -
    Class D or I                    (2,499,120)         (407,831)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS
 D OR I                                714,578         7,734,575
INCREASE (DECREASE) IN NET
 ASSETS                            (88,969,396)       (5,955,909)
NET ASSETS:
Beginning net assets               369,420,385       375,376,294
ENDING NET ASSETS                 $280,450,989      $369,420,385
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A**            1,401,041         3,152,193
  Shares issued in
    reinvestment of
    dividends - Class A**            1,315,610         1,157,210
  Shares redeemed - Class
    A**                             (7,464,971)       (7,156,701)
NET INCREASE (DECREASE) IN
 SHARES OUTSTANDING - CLASS
 A**                                (4,748,320)       (2,847,298)
  Shares sold - Class D or I           197,191           533,988
  Shares issued in
    reinvestment of
    dividends - Class D or I            24,268             2,757
  Shares redeemed - Class D
    or I                              (179,799)          (26,770)
NET INCREASE (DECREASE) IN
 SHARES OUTSTANDING - CLASS
 D OR I                                 41,660           509,975

---------------------------------------------------------------------
 * CLASS D SHARES COMMENCED OPERATIONS ON JULY 1, 1993.
** INCLUDES FUNDS WITH A SINGLE CLASS.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                CALIFORNIA TAX-FREE MONEY MARKET
                                                            FUND                   MONEY MARKET FUND
                              ----------------------------------  ----------------------------------
                                       FOR THE           FOR THE           FOR THE           FOR THE
                                    YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                 DEC. 31, 1994     DEC. 31, 1993    DEC. 31, 1994+     DEC. 31, 1993
----------------------------------------------------------------------------------------------------
INCREASE  (DECREASE)  IN NET
 ASSETS
OPERATIONS:
  Net   investment    income
    (loss)                          $7,235,197        $6,995,421       $11,484,645        $6,583,166
  Net  realized  gain (loss)
    on sale of investments             (76,188)           (2,884)          (36,799)            8,843
  Net change  in  unrealized
    appreciation
    (depreciation) of
    investments                              0                 0                 0                 0
NET    INCREASE   (DECREASE)
 RESULTING FROM OPERATIONS           7,159,009         6,992,537        11,447,846         6,592,009
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    CLASS A**                       (7,235,197)       (6,995,421)      (11,414,964)       (6,583,166)
    CLASS D OR I                           N/A               N/A           (69,681)              N/A
  In excess of net
    investment income
    CLASS A**                                0                 0                 0                 0
    CLASS D OR I                           N/A               N/A                 0               N/A
  From net realized gain  on
    sales of investments
    CLASS A**                                0                 0                 0                 0
    CLASS D OR I                           N/A               N/A                 0               N/A
  In  excess of net realized
    gain   on    sales    of
    investments
    CLASS A**                                0                 0                 0                 0
    CLASS D OR I                           N/A               N/A                 0               N/A
  From tax return of capital
    CLASS A**                                0                 0                 0                 0
    CLASS D OR I                           N/A               N/A                 0               N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds  from shares sold
    - Class A**                    630,837,073       674,008,517     1,991,327,765     1,463,882,954
  Reinvestment of  dividends
    - Class A**                      2,663,580         3,132,891         4,615,464         2,954,701
  Cost  of shares redeemed -
    Class A**                     (742,727,104)     (642,493,442)   (1,916,112,891)   (1,507,186,695)
NET INCREASE  IN NET  ASSETS
 RESULTING    FROM   CAPITAL
 SHARE TRANSACTIONS -  CLASS
 A**                              (109,226,451)       34,647,966        79,830,338       (40,349,040)
  Proceeds  from shares sold
    - Class D or I                         N/A               N/A        19,768,852               N/A
  Reinvestment of  dividends
    - Class D or I                         N/A               N/A            26,043               N/A
  Cost  of shares redeemed -
    Class D or I                           N/A               N/A        (8,557,384)              N/A
NET INCREASE  IN NET  ASSETS
 RESULTING    FROM   CAPITAL
 SHARE TRANSACTIONS -  CLASS
 D OR I                                    N/A               N/A        11,237,511                 0
INCREASE  (DECREASE)  IN NET
 ASSETS                           (109,302,639)       34,645,082        91,031,051       (40,340,197)
NET ASSETS:
Beginning net assets               397,712,032       363,066,950       228,083,712       268,423,909
ENDING NET ASSETS                 $288,409,393      $397,712,032      $319,114,763      $228,083,712
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A**          630,837,073       674,008,517     1,991,327,765     1,463,882,954
  Shares issued in
    reinvestment of
    dividends - Class A**            2,663,580         3,132,891         4,615,464         2,954,701
  Shares  redeemed  -  Class
    A**                           (742,727,100)     (642,493,442)   (1,916,112,891)   (1,507,186,695)
NET  INCREASE  (DECREASE) IN
 SHARES OUTSTANDING -  CLASS
 A**                              (109,226,447)       34,647,966        79,830,338       (40,349,040)
  Shares sold - Class D or I               N/A               N/A        19,768,852               N/A
  Shares issued in
    reinvestment of
    dividends - Class D or I               N/A               N/A            26,043               N/A
  Shares  redeemed - Class D
    or I                                   N/A               N/A        (8,557,384)              N/A
NET INCREASE  (DECREASE)  IN
 SHARES  OUTSTANDING - CLASS
 D OR I                                    N/A               N/A        11,237,511               N/A

--------------------------------------------------------------------------------

* CLASS D SHARES COMMENCED OPERATIONS ON JULY 1, 1993.
+ CLASS I SHARES COMMENCED OPERATIONS ON AUGUST 18, 1994.

STATEMENTS OF CHANGES IN NET ASSETS

                                           MUNICIPAL INCOME FUND
                              ----------------------------------
                                       FOR THE           FOR THE
                                    YEAR ENDED        YEAR ENDED
                                 DEC. 31, 1994    DEC. 31, 1993*
----------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
  Net investment income
    (loss)                          $6,025,578        $4,717,103
  Net realized gain (loss)
    on sale of investments          (3,600,931)           20,206
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                    (11,048,257)        4,905,853
NET INCREASE (DECREASE)
 RESULTING FROM OPERATIONS          (8,623,610)        9,643,162
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    CLASS A**                       (5,151,955)       (4,522,416)
    CLASS D OR I                      (873,623)         (194,687)
  In excess of net
    investment income
    CLASS A**                         (137,633)         (123,103)
    CLASS D OR I                       (26,101)           (5,300)
  From net realized gain on
    sales of investments
    CLASS A**                                0           (17,604)
    CLASS D OR I                             0            (2,484)
  In excess of net realized
    gain on sales of
    investments
    CLASS A**                                0                 0
    CLASS D OR I                             0                 0
  From tax return of capital
    CLASS A**                                0                 0
    CLASS D OR I                           N/A                 0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    - Class A**                     14,853,144        60,726,515
  Reinvestment of dividends
    - Class A**                      2,696,820         2,495,124
  Cost of shares redeemed -
    Class A**                      (35,965,725)      (15,768,365)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS
 A**                               (18,415,761)       47,453,274
  Proceeds from shares sold
    - Class D or I                   6,605,791        14,968,369
  Reinvestment of dividends
    - Class D or I                     363,289            54,166
  Cost of shares redeemed -
    Class D or I                    (3,876,822)         (333,738)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS
 D OR I                              3,092,258        14,688,797
INCREASE (DECREASE) IN NET
 ASSETS                            (30,136,425)       66,919,639
NET ASSETS:
Beginning net assets               119,472,268        52,552,629
ENDING NET ASSETS                  $89,335,843      $119,472,268
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A**            1,375,339         5,518,326
  Shares issued in
    reinvestment of
    dividends - Class A**              257,416           226,780
  Shares redeemed - Class
    A**                             (3,481,504)       (1,426,633)
NET INCREASE (DECREASE) IN
 SHARES OUTSTANDING - CLASS
 A**                                (1,848,749)        4,318,473
  Shares sold - Class D or I           447,121           986,710
  Shares issued in
    reinvestment of
    dividends - Class D or I            25,788             3,560
  Shares redeemed - Class D
    or I                              (283,002)          (21,977)
NET INCREASE (DECREASE) IN
 SHARES OUTSTANDING - CLASS
 D OR I                                189,907           968,293

---------------------------------------------------------------------
 * CLASS D SHARES COMMENCED OPERATIONS ON JULY 1, 1993.
** INCLUDES FUNDS WITH A SINGLE CLASS.

                                           STRATEGIC GROWTH FUND         U.S. GOVERNMENT INCOME FUND
                              ----------------------------------  ----------------------------------
                                       FOR THE           FOR THE           FOR THE           FOR THE
                                    YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                 DEC. 31, 1994    DEC. 31, 1993*     DEC. 31, 1994    DEC. 31, 1993*
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE)  IN  NET
 ASSETS
OPERATIONS:
  Net    investment   income
    (loss)                           ($449,157)         ($32,912)       $3,493,708        $3,271,325
  Net realized  gain  (loss)
    on sale of investments           1,481,221         1,185,766        (1,212,813)          273,721
  Net  change  in unrealized
    appreciation
    (depreciation) of
    investments                        336,969         2,307,399        (5,164,808)          957,977
NET   INCREASE    (DECREASE)
 RESULTING FROM OPERATIONS           1,369,033         3,460,253        (2,883,913)        4,503,023
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    CLASS A**                                0                 0        (3,066,842)       (3,158,009)
    CLASS D OR I                             0                 0          (426,866)         (113,316)
  In excess of net
    investment income
    CLASS A**                                0                 0                 0                 0
    CLASS D OR I                             0                 0                 0                 0
  From  net realized gain on
    sales of investments
    CLASS A**                         (655,929)         (806,898)                0          (229,933)
    CLASS D OR I                      (376,137)         (378,868)                0           (43,788)
  In excess of net  realized
    gain    on    sales   of
    investments
    CLASS A**                                0                 0                 0                 0
    CLASS D OR I                             0                 0                 0                 0
  From tax return of capital
    CLASS A**                         (278,477)          (17,417)                0                 0
    CLASS D OR I                      (170,680)                0                 0                 0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares  sold
    - Class A**                     11,769,539        30,071,208        11,812,017        18,850,522
  Reinvestment  of dividends
    - Class A**                        403,346            12,594         1,241,308         1,829,518
  Cost of shares redeemed  -
    Class A**                      (10,877,764)       (6,751,584)      (22,062,966)      (12,436,244)
NET  INCREASE IN  NET ASSETS
 RESULTING   FROM    CAPITAL
 SHARE  TRANSACTIONS - CLASS
 A**                                 1,295,121        23,332,218        (9,009,641)        8,243,796
  Proceeds from shares  sold
    - Class D or I                   6,859,821        12,523,699         1,463,572         9,926,918
  Reinvestment  of dividends
    - Class D or I                     175,834                 0           271,695            33,601
  Cost of shares redeemed  -
    Class D or I                    (3,485,125)         (767,290)       (6,683,335)         (149,761)
NET  INCREASE IN  NET ASSETS
 RESULTING   FROM    CAPITAL
 SHARE  TRANSACTIONS - CLASS
 D OR I                              3,550,530        11,756,409        (4,948,068)        9,810,758
INCREASE (DECREASE)  IN  NET
 ASSETS                              4,733,461        37,345,697       (20,335,330)       19,012,531
NET ASSETS:
Beginning net assets                37,345,697                 0        59,895,367        40,882,836
ENDING NET ASSETS                  $42,079,158       $37,345,697       $39,560,037       $59,895,367
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A**              890,673         2,481,668         1,143,944         1,726,172
  Shares issued in
    reinvestment of
    dividends - Class A**               30,559             1,115           120,007           169,841
  Shares  redeemed  -  Class
    A**                               (834,218)         (557,126)       (2,181,814)       (1,138,467)
NET INCREASE  (DECREASE)  IN
 SHARES  OUTSTANDING - CLASS
 A**                                    87,014         1,925,657          (917,863)          757,546
  Shares sold - Class D or I           410,160           767,273           101,936           653,386
  Shares issued in
    reinvestment of
    dividends - Class D or I            10,884                 0            19,155             2,224
  Shares redeemed - Class  D
    or I                              (214,855)          (46,309)         (485,093)           (9,729)
NET  INCREASE  (DECREASE) IN
 SHARES OUTSTANDING -  CLASS
 D OR I                                206,189           720,964          (364,002)          645,881

----------------------------------------------------------------------------------------------------


 * CLASS D SHARES COMMENCED OPERATIONS ON JULY 1, 1993.
** INCLUDES FUNDS WITH A SINGLE CLASS.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                 U.S. TREASURY MONEY MARKET FUND
                              ----------------------------------
                                       FOR THE           FOR THE
                                    YEAR ENDED        YEAR ENDED
                                DEC. 31, 1994+     DEC. 31, 1993
----------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
  Net investment income
    (loss)                          $4,895,405        $3,125,243
  Net realized gain (loss)
    on sale of investments             (12,441)           20,501
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                              0                 0
NET INCREASE (DECREASE)
 RESULTING FROM OPERATIONS           4,882,964         3,145,744
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    CLASS A**                       (4,799,315)       (3,125,243)
    CLASS D OR I                       (96,090)              N/A
  In excess of net
    investment income
    CLASS A**                                0                 0
    CLASS D OR I                             0               N/A
  From net realized gain on
    sales of investments
    CLASS A**                                0           (17,138)
    CLASS D OR I                             0               N/A
  In excess of net realized
    gain on sales of
    investments
    CLASS A**                                0                 0
    CLASS D OR I                             0               N/A
  From tax return of capital
    CLASS A**                                0                 0
    CLASS D OR I                             0               N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    - Class A**                    628,656,179       500,546,689
  Reinvestment of dividends
    - Class A**                      1,652,082         1,544,750
  Cost of shares redeemed -
    Class A**                     (553,436,130)     (521,337,487)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS
 A**                                76,872,131       (19,246,048)
  Proceeds from shares sold
    - Class D or I                 310,876,391               N/A
  Reinvestment of dividends
    - Class D or I                      21,937               N/A
  Cost of shares redeemed -
    Class D or I                  (306,998,204)              N/A
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS
 D OR I                              3,900,124               N/A
INCREASE (DECREASE) IN NET
 ASSETS                             80,759,814       (19,242,685)
NET ASSETS:
Beginning net assets               118,169,488       137,412,173
ENDING NET ASSETS                 $198,929,302      $118,169,488
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A**          628,656,178       500,546,689
  Shares issued in
    reinvestment of
    dividends - Class A**            1,652,082         1,544,750
  Shares redeemed - Class
    A**                           (553,436,130)     (521,337,487)
NET INCREASE (DECREASE) IN
 SHARES OUTSTANDING - CLASS
 A**                                76,872,130       (19,246,048)
  Shares sold - Class D or I       310,876,391               N/A
  Shares issued in
    reinvestment of
    dividends - Class D or I            21,937               N/A
  Shares redeemed - Class D
    or I                          (306,998,204)              N/A
NET INCREASE (DECREASE) IN
 SHARES OUTSTANDING - CLASS
 D OR I                              3,900,124               N/A

---------------------------------------------------------------------
 * CLASS D SHARES COMMENCED OPERATIONS ON JULY 1, 1993.
** INCLUDES FUNDS WITH A SINGLE CLASS.
 + CLASS I SHARES COMMENCED OPERATIONS ON JUNE 20, 1994.

                                   VARIABLE RATE GOVERNMENT FUND
                              ----------------------------------
                                       FOR THE           FOR THE
                                    YEAR ENDED        YEAR ENDED
                                 DEC. 31, 1994    DEC. 31, 1994*
----------------------------------------------------------------
INCREASE  (DECREASE)  IN NET
 ASSETS
OPERATIONS:
  Net   investment    income
    (loss)                         $74,993,269       $99,969,107
  Net  realized  gain (loss)
    on sale of investments        (125,280,826)        3,391,477
  Net change  in  unrealized
    appreciation
    (depreciation) of
    investments                    (11,149,757)        8,474,472
NET    INCREASE   (DECREASE)
 RESULTING FROM OPERATIONS         (61,437,314)      111,835,056
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    CLASS A**                      (74,426,329)      (99,880,831)
    CLASS D OR I                      (566,940)          (88,276)
  In excess of net
    investment income
    CLASS A**                                0                 0
    CLASS D OR I                             0                 0
  From net realized gain  on
    sales of investments
    CLASS A**                                0                 0
    CLASS D OR I                             0                 0
  In  excess of net realized
    gain   on    sales    of
    investments
    CLASS A**                                0                 0
    CLASS D OR I                             0                 0
  From tax return of capital
    CLASS A**                                0                 0
    CLASS D OR I                             0                 0
CAPITAL SHARE TRANSACTIONS:
  Proceeds  from shares sold
    - Class A**                    357,940,526     1,059,574,962
  Reinvestment of  dividends
    - Class A**                     24,395,946        40,686,979
  Cost  of shares redeemed -
    Class A**                     (980,573,296)   (1,722,521,869)
NET INCREASE  IN NET  ASSETS
 RESULTING    FROM   CAPITAL
 SHARE TRANSACTIONS -  CLASS
 A**                              (598,236,824)     (622,259,928)
  Proceeds  from shares sold
    - Class D or I                   7,287,276        11,631,069
  Reinvestment of  dividends
    - Class D or I                     232,670            21,864
  Cost  of shares redeemed -
    Class D or I                    (5,418,428)         (289,936)
NET INCREASE  IN NET  ASSETS
 RESULTING    FROM   CAPITAL
 SHARE TRANSACTIONS -  CLASS
 D OR I                              2,101,518        11,362,997
INCREASE  (DECREASE)  IN NET
 ASSETS                           (732,565,891)     (599,030,982)
NET ASSETS:
Beginning net assets             1,960,331,884     2,559,362,866
ENDING NET ASSETS               $1,227,765,993    $1,960,331,884
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A**           36,230,262       105,893,754
  Shares issued in
    reinvestment of
    dividends - Class A**            2,505,413         4,065,691
  Shares  redeemed  -  Class
    A**                           (101,611,784)     (172,065,992)
NET  INCREASE  (DECREASE) IN
 SHARES OUTSTANDING -  CLASS
 A**                               (62,876,109)      (62,106,547)
  Shares sold - Class D or I           495,723           775,911
  Shares issued in
    reinvestment of
    dividends - Class D or I            16,111             1,459
  Shares  redeemed - Class D
    or I                              (380,431)          (19,298)
NET INCREASE  (DECREASE)  IN
 SHARES  OUTSTANDING - CLASS
 D OR I                                131,403           758,072

------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                       ASSET ALLOCATION FUND
                                        --------------------------------------------------------------------
                                                                                                     CLASS A
                                        --------------------------------------------------------------------
                                                YEAR          YEAR          YEAR          YEAR          YEAR
                                               ENDED         ENDED         ENDED         ENDED         ENDED
                                            DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                1994          1993          1992          1991          1990
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $    11.90    $    11.45    $    11.95    $    10.31    $    10.39
Income From Investment Operations:
Net Investment Income                          0.31          0.30          0.47          0.57          0.63
Net Realized and Unrealized Capital
    Gain/(Loss) on Investments                (0.39)         1.12          0.36          1.51          0.10
                                        ------------  ------------  ------------  ------------  ------------
Total From Investment Operations              (0.08)         1.42          0.83          2.08          0.73
Less Distributions:
Dividends From Net Investment Income          (0.31)        (0.30)        (0.63)        (0.44)        (0.61)
Distributions From Net Realized
    Capital Gain                              (0.84)        (0.67)        (0.70)         0.00         (0.20)
                                        ------------  ------------  ------------  ------------  ------------
Total From Distributions                      (1.15)        (0.97)        (1.33)        (0.44)        (0.81)
                                        ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period           $    10.67    $    11.90    $    11.45    $    11.95    $    10.31
                                        ------------  ------------  ------------  ------------  ------------
                                        ------------  ------------  ------------  ------------  ------------
Total Return (not annualized)+              (0.68)%        12.54%         7.44%        20.69%         7.08%
Ratios/Supplemental Data:
Net Assets, End of Period (000)          $   40,308    $   53,124    $   41,165    $   38,663    $   27,689
Number of Shares Outstanding, End of
    Period (000)                              3,779         4,465         3,596         3,235         2,686
Ratios to Average Net Assets
    (Annualized):
Ratio of Net Expenses to Average Net
    Assets(1)                                 1.30%         1.36%         1.25%         1.38%         1.59%
Ratio of Net Investment Income to
    Average Net Assets(2)                     2.41%         2.64%         4.08%         5.23%         6.01%
Portfolio Turnover                              50%           53%           38%           18%           94%
------------------------------------------------------------------------------------------------------------
(1) Ratio of Net Expenses to Average
    Net Assets Prior to Waived Fees
    and Reimbursed Expenses                   1.38%         1.47%         1.71%         1.56%         1.74%
(2) Ratio of Net Investment Income to
    Average Net Assets Prior to Waived
    Fees and Reimbursed Expenses              2.33%         2.53%         3.62%         5.05%         5.86%
------------------------------------------------------------------------------------------------------------


+  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                ASSET ALLOCATION FUND
                                                                         ----------------------------
                                                                                             CLASS D*
                                                                         ----------------------------
                                                                                  YEAR         PERIOD
                                                                                 ENDED          ENDED
                                                                         DEC. 31, 1994  DEC. 31, 1993
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                       $   14.75      $   15.00
Income From Investment Operations:
Net Investment Income                                                           0.25           0.07
Net Realized and Unrealized Capital Gain/(Loss) on Investments                 (0.45)          0.61
                                                                              ------         ------
Total From Investment Operations                                               (0.20)          0.68
Less Distributions:
Dividends From Net Investment Income                                           (0.25)         (0.10)
Distributions From Net Realized Capital Gain                                   (1.04)         (0.83)
                                                                              ------         ------
Total Distributions                                                            (1.29)         (0.93)
                                                                              ------         ------
Net Asset Value, End of Period                                             $   13.26      $   14.75
                                                                              ------         ------
                                                                              ------         ------
Total Return (not annualized)+                                               (1.38)%          4.56%
Ratios/Supplemental Data:
Net Assets, End of Period (000)                                            $   9,798      $   8,996
Number of Shares Outstanding, End of Period (000)                                739            610
Ratios to Average Net Assets (annualized):
Ratio of Net Expenses to Average Net Assets(1)                                 2.01%          0.96%
Ratio of Net Investment Income to Average Net Assets(2)                        1.75%          0.53%
Portfolio Turnover                                                               50%            53%
-----------------------------------------------------------------------------------------------------
(1) Ratio of Net Expenses to Average Net Assets Prior to
    Waived Fees and Reimbursed Expenses                                        2.20%          1.12%
(2) Ratio of Net Investment Income to Average Net Assets Prior to
    Waived Fees and Reimbursed Expenses                                        1.56%          0.37%

-----------------------------------------------------------------------------------------------------

*   THIS CLASS COMMENCED OPERATIONS ON JULY 1, 1993.
+   TOTAL RETURNS DO NOT INCLUDE THE 1% CONTINGENT DEFERRED SALES CHARGE.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                               CALIFORNIA TAX-FREE BOND FUND
                                        --------------------------------------------------------------------
                                                                                                     CLASS A
                                        --------------------------------------------------------------------
                                                YEAR          YEAR          YEAR          YEAR          YEAR
                                               ENDED         ENDED         ENDED         ENDED         ENDED
                                            DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                1994          1993          1992          1991          1990
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $    11.47    $    10.92    $    10.73    $    10.27    $    10.35
Income From Investment Operations:
Net Investment Income                          0.64          0.63          0.68          0.69          0.71
Net Realized and Unrealized Capital
    Gain/(Loss) on Investments                (1.13)         0.75          0.26          0.46         (0.08)
                                        ------------  ------------  ------------  ------------  ------------
Total From Investment Operations              (0.49)         1.38          0.94          1.15          0.63
Less Distributions:
Dividends From Net Investment Income          (0.64)        (0.63)        (0.68)        (0.69)        (0.71)
Distributions From Net Realized
    Capital Gain                              (0.14)        (0.20)        (0.07)         0.00          0.00
                                        ------------  ------------  ------------  ------------  ------------
Total Distributions                           (0.78)        (0.83)        (0.75)        (0.69)        (0.71)
                                        ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period           $    10.20    $    11.47    $    10.92    $    10.73    $    10.27
                                        ------------  ------------  ------------  ------------  ------------
                                        ------------  ------------  ------------  ------------  ------------
Total Return (not annualized)+              (4.32)%        12.98%         9.01%        11.62%         6.48%
Ratios/Supplemental Data:
Net Assets, End of Period (000)          $  273,105    $  361,779    $  375,376    $  332,845    $  201,138
Number of Shares Outstanding, End of
    Period (000)                             26,780        31,529        34,376        31,008        19,576
Ratios to Average Net Assets
    (annualized):
Ratio of Net Expenses to Average Net
    Assets(1)                                 0.50%         0.69%         0.50%         0.45%         0.29%
Ratio of Net Investment Income to
    Average Net Assets(2)                     5.87%         5.54%         6.24%         6.56%         6.97%
Portfolio Turnover                               4%           10%           24%            8%           35%
------------------------------------------------------------------------------------------------------------
(1) Ratio of Net Expenses to Average
    Net Assets Prior to Waived Fees
    and Reimbursed Expenses                   0.95%         0.85%         0.85%         0.87%         0.95%
(2) Ratio of Net Investment Income to
    Average Net Assets Prior to Waived
    Fees and Reimbursed Expenses              5.42%         5.38%         5.89%         6.14%         6.31%

------------------------------------------------------------------------------------------------------------

+ TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                       CALIFORNIA TAX-FREE BOND FUND
                                                                       -----------------------------
                                                                                            CLASS D*
                                                                              ----------------------
                                                                                YEAR
                                                                               ENDED         PERIOD
                                                                             DEC. 31,         ENDED
                                                                                1994        DEC. 31,
                                                                                                1993
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                       $   14.98      $   15.00
Income From Investment Operations:
Net Investment Income                                                           0.73           0.34
Net Realized and Unrealized Capital Gain/(Loss) on Investments                 (1.47)          0.24
                                                                              ------         ------
Total From Investment Operations                                               (0.74)          0.58
Less Distributions:
Dividends From Net Investment Income                                           (0.73)         (0.34)
Distributions From Net Realized Capital Gain                                   (0.19)         (0.26)
                                                                              ------         ------
Total Distributions                                                            (0.92)         (0.60)
                                                                              ------         ------
Net Asset Value, End of Period                                             $   13.32      $   14.98
                                                                              ------         ------
                                                                              ------         ------
Total Return (not annualized)+                                               (5.00)%          3.92%
Ratios/Supplemental Data:
Net Assets, End of Period (000)                                            $   7,346      $   7,641
Number of Shares Outstanding, End of Period (000)                                552            510
Ratios to Average Net Assets (annualized):
Ratio of Net Expenses to Average Net Assets(1)                                 1.20%          1.32%
Ratio of Net Investment Income to Average Net Assets(2)                        5.15%          4.50%
Portfolio Turnover                                                                4%            10%
-----------------------------------------------------------------------------------------------------
(1) Ratio of Net Expenses to Average Net Assets Prior to
    Waived Fees and Reimbursed Expenses                                        1.82%          1.61%
(2) Ratio of Net Investment Income to Average Net Assets Prior to
    Waived Fees and Reimbursed Expenses                                        4.53%          4.21%

-----------------------------------------------------------------------------------------------------

*  THIS CLASS COMMENCED OPERATIONS ON JULY 1, 1993.
+  TOTAL RETURNS DO NOT INCLUDE THE 1% CONTINGENT DEFERRED SALES CHARGE.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                       CALIFORNIA TAX-FREE MONEY MARKET FUND
                                        --------------------------------------------------------------------
                                                YEAR          YEAR          YEAR          YEAR          YEAR
                                               ENDED         ENDED         ENDED         ENDED         ENDED
                                            DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                1994          1993          1992          1991          1990
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
Income From Investment Operations:
Net Investment Income                          0.02          0.02          0.03          0.04          0.05
Less Distributions:
Dividends From Net Investment Income          (0.02)        (0.02)        (0.03)        (0.04)        (0.05)
                                        ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period           $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                        ------------  ------------  ------------  ------------  ------------
                                        ------------  ------------  ------------  ------------  ------------
Total Return (not annualized)                 2.22%         1.84%         2.54%         3.99%         5.20%
Ratios/Supplemental Data:
Net Assets, End of Period (000)          $  288,409    $  397,712    $  363,067    $  299,234    $  312,023
Number of Shares Outstanding, End of
    Period (000)                            288,490       397,717       363,069       299,234       312,023
Ratios to Average Net Assets
    (annualized):
Ratio of Net Expenses to Average Net
    Assets(1)                                 0.68%         0.66%         0.66%         0.66%         0.65%
Ratio of Net Investment Income to
    Average Net Assets(2)                     2.17%         1.82%         2.50%         3.92%         5.07%
------------------------------------------------------------------------------------------------------------
(1) Ratio of Net Expenses to Average
    Net Assets Prior to Waived Fees
    and Reimbursed Expenses                   0.70%         0.70%         0.69%         0.70%         0.73%
(2) Ratio of Net Investment Income to
    Average Net Assets Prior to Waived
    Fees and Reimbursed Expenses              2.15%         1.68%         2.47%         3.88%         4.99%

------------------------------------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                             MONEY MARKET FUND
                            ----------------------------------------------------------------------------------
                                                                                         CLASS A      CLASS I*
                            --------------------------------------------------------------------  ------------
                                    YEAR          YEAR          YEAR          YEAR          YEAR        PERIOD
                                   ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                    1994          1993          1992          1991          1990          1994
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
    of Period                $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
Income From Investment
    Operations:
Net Investment Income              0.04          0.03          0.03          0.06          0.08          0.02
Less Distributions:
Dividends From Net
    Investment Income             (0.04)        (0.03)        (0.03)        (0.06)        (0.08)        (0.02)
                            ------------  ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of
    Period                   $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                            ------------  ------------  ------------  ------------  ------------  ------------
                            ------------  ------------  ------------  ------------  ------------  ------------
Total Return (not
    annualized)                   3.70%         2.57%         3.23%         5.65%         7.88%         4.46%
Ratios/Supplemental Data:
Net Assets, End of Period
    (000)                    $  307,878    $  228,084    $  268,424    $  229,863    $  198,187    $   11,237
Number of Shares
    Outstanding, End of
    Period (000)                307,915       228,085       268,434       229,866       198,192        11,238
Ratios to Average Net
    Assets (annualized):
Ratio of Net Expenses to
    Average Net Assets(1)         0.68%         0.74%         0.75%         0.74%         0.68%         0.38%
Ratio of Net Investment
    Income to Average Net
    Assets(2)                     3.71%         2.54%         3.17%         5.54%         7.55%         5.05%
--------------------------------------------------------------------------------------------------------------
(1) Ratio of Net Expenses
    to Average Net Assets
    Prior to Waived Fees
    and Reimbursed
    Expenses                      0.72%         0.74%         0.75%         0.75%         0.84%         0.55%
(2) Ratio of Net
    Investment Income to
    Average Net Assets
    Prior to Waived Fees
    and Reimbursed
    Expenses                      3.67%         2.54%         3.17%         5.53%         7.39%         4.88%
--------------------------------------------------------------------------------------------------------------

*   THIS CLASS COMMENCED OPERATIONS ON AUGUST 18, 1994.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                      MUNICIPAL INCOME FUND
                                                     ------------------------------------------------------
                                                                                                   CLASS A*
                                                     ------------------------------------------------------
                                                             YEAR          YEAR          YEAR        PERIOD
                                                            ENDED         ENDED         ENDED         ENDED
                                                         DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                             1994          1993          1992          1991
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $    11.27    $    10.56    $    10.25    $    10.00
Income From Investment Operations:
Net Investment Income                                       0.60          0.64          0.66          0.28
Net Realized and Unrealized Capital Gain/(Loss) on
   Investments                                             (1.36)         0.71          0.32          0.25
                                                     ------------  ------------  ------------  ------------
Total From Investment Operations                           (0.76)         1.35          0.98          0.53
Less Distributions:
Dividends From Net Investment Income                       (0.60)        (0.64)        (0.66)        (0.28)
Distributions From Net Realized Capital Gain                0.00          0.00         (0.01)         0.00
                                                     ------------  ------------  ------------  ------------
Total Distributions                                        (0.60)        (0.64)        (0.67)        (0.28)
                                                     ------------  ------------  ------------  ------------
Net Asset Value, End of period                        $     9.91    $    11.27    $    10.56    $    10.25
                                                     ------------  ------------  ------------  ------------
                                                     ------------  ------------  ------------  ------------
Total Return (not annualized)+                           (6.82)%        13.11%         9.94%         5.81%
Ratios/Supplemental Data:
Net Assets, End of Period (000)                       $   73,791    $  104,701    $   52,553    $   16,585
Number of Shares Outstanding, End of Period (000)          7,446         9,294         4,976         1,618
Ratios to Average Net Assets (annualized):
Ratio of Net Expenses to Average Net Assets(1)             0.43%         0.39%         0.23%         0.00%
Ratio of Net Investment Income to Average Net
   Assets(2)                                               5.77%         5.56%         6.05%         6.38%
Portfolio Turnover                                           32%           15%           67%            5%
-----------------------------------------------------------------------------------------------------------
(1) Ratio of Net Expenses to Average Net Assets
    Prior to Waived Fees and Reimbursed Expenses           0.98%         1.09%         1.20%         3.02%
(2) Ratio of Net Investment Income to Average Net
    Assets Prior to Waived Fees and Reimbursed
    Expenses                                               5.22%         4.86%         5.08%         3.36%

-----------------------------------------------------------------------------------------------------------

+   TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
*   THE FUND COMMENCED OPERATIONS ON JULY 15, 1991.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                  MUNICIPAL INCOME FUND
                                                                             --------------------------
                                                                                               CLASS D*
                                                                             --------------------------
                                                                                     YEAR        PERIOD
                                                                                    ENDED         ENDED
                                                                                 DEC. 31,      DEC. 31,
                                                                                     1994          1993
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                          $    15.26    $    15.00
Income From Investment Operations:
Net Investment Income                                                               0.73          0.36
Net Realized and Unrealized Capital Gain/(Loss) on Investments                     (1.84)         0.26
                                                                             ------------  ------------
Total From Investment Operations                                                   (1.11)         0.62
Less Distributions:
Dividends From Net Investment Income                                               (0.73)        (0.36)
Distributions From Net Realized Capital Gain                                        0.00          0.00
                                                                             ------------  ------------
Total Distributions                                                                (0.73)        (0.36)
                                                                             ------------  ------------
Net Asset Value, End of Period                                                $    13.42    $    15.26
                                                                             ------------  ------------
                                                                             ------------  ------------
Total Return (not annualized)+                                                   (7.37)%         4.19%
Ratios/Supplemental Data:
Net Assets, End of Period (000)                                               $   15,545    $   14,771
Number of Shares Outstanding, End of Period (000)                                  1,158           968
Ratios to Average Net Assets (annualized):
Ratio of Net Expenses to Average Net Assets(1)                                     1.02%         1.13%
Ratio of Net Investment Income to Average Net Assets(2)                            5.17%         4.14%
Portfolio Turnover                                                                   32%           15%
-------------------------------------------------------------------------------------------------------
(1) Ratio of Net Expenses to Average Net Assets Prior to Waived Fees and
    Reimbursed Expenses                                                            1.74%         1.84%
(2) Ratio of Net Investment Income to Average Net Assets Prior to Waived
    Fees and Reimbursed Expenses                                                   4.45%         3.43%
-------------------------------------------------------------------------------------------------------

*   THIS CLASS COMMENCED OPERATIONS ON JULY 1, 1993.
+   TOTAL RETURNS DO NOT INCLUDE THE 1% CONTINGENT DEFERRED SALES CHARGE.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                      STRATEGIC GROWTH FUND
                                                     ------------------------------------------------------
                                                                       CLASS A*                   CLASS D**
                                                     --------------------------  --------------------------
                                                             YEAR        PERIOD          YEAR        PERIOD
                                                            ENDED         ENDED         ENDED         ENDED
                                                         DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                             1994          1993          1994          1993
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $    13.20    $    10.00    $    16.55    $    15.00
Income From Investment Operations:
Net Investment Loss                                        (0.11)        (0.03)        (0.24)        (0.43)
Net Realized and Unrealized Capital Gain/(Loss) on
   Investments                                              0.67          3.68          0.81          2.51
                                                     ------------  ------------  ------------  ------------
Total From Investment Operations                            0.56          3.65          0.57          2.08
Less Distributions:
Dividends From Net Investment Income                        0.00         (0.03)         0.00          0.00
Distributions From Net Realized Capital Gain               (0.33)        (0.41)        (0.40)        (0.53)
Tax Return of Capital                                      (0.14)        (0.01)        (0.18)         0.00
                                                     ------------  ------------  ------------  ------------
Total Distributions                                        (0.47)        (0.45)        (0.58)        (0.53)
                                                     ------------  ------------  ------------  ------------
Net Asset Value, End of Period                        $    13.29    $    13.20    $    16.54    $    16.55
                                                     ------------  ------------  ------------  ------------
                                                     ------------  ------------  ------------  ------------
Total Return (not annualized)+                             4.23%        36.56%         3.46%        13.84%
Ratios/Supplemental Data:
Net Assets, End of Period (000)                       $   26,744    $   25,413    $   15,335    $   11,932
Number of Shares Outstanding, End of Period (000)          2,013         1,926           927           721
Ratios to Average Net Assets (annualized):
Ratio of Net Expenses to Average Net Assets(1)             1.20%         0.66%         1.95%         0.61%
Ratio of Net Investment Loss to Average Net
   Assets(2)                                             (0.81)%       (0.01)%       (1.56)%       (1.00)%
Portfolio Turnover                                          149%          182%          149%          182%
-----------------------------------------------------------------------------------------------------------
(1) Ratio of Net Expenses to Average Net Assets
    Prior to Waived Fees and Reimbursed Expenses           1.55%         1.64%         2.23%          2.14
(2) Ratio of Net Investment Income (Loss) to
    Average Net Assets Prior to Waived Fees and
    Reimbursed Expenses                                  (1.16)%       (0.99)%       (1.84)%       (2.53)%
-----------------------------------------------------------------------------------------------------------

+ TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES OR THE 1% CONTINGENT DEFERRED SALES CHARGE.
*   THE FUND COMMENCED OPERATIONS ON JANUARY 20, 1993.
**  THIS CLASS COMMENCED OPERATIONS ON JULY 1, 1993.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                 U.S. GOVERNMENT INCOME FUND
                                        --------------------------------------------------------------------
                                                                                                     CLASS A
                                        --------------------------------------------------------------------
                                                YEAR          YEAR          YEAR          YEAR          YEAR
                                               ENDED         ENDED         ENDED         ENDED         ENDED
                                            DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                1994          1993          1992          1991          1990
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $    10.87    $    10.56    $    10.97    $    10.30    $    10.22
Income From Investment Operations:
Net Investment Income                          0.70          0.74          0.79          0.86          0.87
Net Realized and Unrealized Capital
   Gain/(Loss) on Investments                 (1.21)         0.36         (0.14)         0.90          0.10
                                        ------------  ------------  ------------  ------------  ------------
Total From Investment Operations              (0.51)         1.10          0.65          1.76          0.97
Less Distributions:
Dividends From Net Investment Income          (0.70)        (0.74)        (0.79)        (0.86)        (0.89)
Distributions From Net Realized
   Capital Gain                                0.00         (0.05)        (0.27)        (0.23)         0.00
                                        ------------  ------------  ------------  ------------  ------------
Total Distributions                           (0.70)        (0.79)        (1.06)        (1.09)        (0.89)
                                        ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period           $     9.66    $    10.87    $    10.56    $    10.97    $    10.30
                                        ------------  ------------  ------------  ------------  ------------
                                        ------------  ------------  ------------  ------------  ------------
Total Return (not annualized)+              (4.81)%        10.67%         6.27%        18.08%        10.17%
Ratios/Supplemental Data:
Net Assets, End of Period (000)          $   35,838    $   50,301    $   40,883    $   20,457    $   11,116
Number of Shares Outstanding, End of
   Period (000)                               3,711         4,628         3,871         1,865         1,079
Ratios to Average Net Assets
   (annualized):
Ratio of Net Expenses to Average Net
   Assets(1)                                  0.76%         0.53%         0.47%         0.00%         0.07%
Ratio of Net Investment Income to
   Average Net Assets(2)                      6.84%         6.79%         6.26%         8.30%         8.65%
Portfolio Turnover                              50%          115%          128%          100%            4%
------------------------------------------------------------------------------------------------------------
(1) Ratio of Net Expenses to Average
    Net Assets Prior to Waived Fees
    and Reimbursed Expenses                   1.08%         1.01%         1.13%         1.87%         2.72%
(2) Ratio of Net Investment Income to
    Average Net Assets Prior to Waived
    Fees and Reimbursed Expenses              6.52%         6.31%         5.60%         6.43%         6.00%
------------------------------------------------------------------------------------------------------------

+   TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                          U.S. GOVERNMENT INCOME
                                                                                            FUND
                                                                      --------------------------
                                                                                        CLASS D*
                                                                      --------------------------
                                                                              YEAR        PERIOD
                                                                             ENDED         ENDED
                                                                          DEC. 31,      DEC. 31,
                                                                              1994          1993
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $    14.85    $    15.00
Income From Investment Operations:
Net Investment Income                                                        0.86          0.42
Net Realized and Unrealized Capital Gain/(Loss) on Investments              (1.65)        (0.08)
                                                                      ------------  ------------
Total From Investment Operations                                            (0.79)         0.34
Less Distributions:
Dividends From Net Investment Income                                        (0.76)        (0.42)
Distributions From Net Realized Capital Gain                                 0.00         (0.07)
                                                                      ------------  ------------
Total Distributions                                                         (0.76)        (0.49)
                                                                      ------------  ------------
Net Asset Value, End of Period                                         $    13.20    $    14.85
                                                                      ------------  ------------
                                                                      ------------  ------------
Total Return (not annualized)+                                            (5.45)%         2.25%
Ratios/Supplemental Data:
Net Assets, End of Period (000)                                        $    3,722    $    9,594
Number of Shares Outstanding, End of Period (000)                             282           646
Ratios to Average Net Assets (annualized):
Ratio of Net Expenses to Average Net Assets(1)                              1.37%         0.90%
Ratio of Net Investment Income to Average Net Assets(2)                     6.14%         5.90%
Portfolio Turnover                                                            50%          115%
------------------------------------------------------------------------------------------------
(1) Ratio of Net Expenses to Average Net Assets Prior to Waived Fees
    and Reimbursed Expenses                                                 1.87%         2.03%
(2) Ratio of Net Investment Income to Average Net Assets Prior to
    Waived Fees and Reimbursed Expenses                                     5.64%         4.77%
------------------------------------------------------------------------------------------------

*   THIS CLASS COMMENCED OPERATIONS ON JULY 1, 1993.
+   TOTAL RETURNS DO NOT INCLUDE THE 1% CONTINGENT DEFERRED SALES CHARGE.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                             U.S. TREASURY MONEY MARKET FUND
                                                     -------------------------------------------------------
                                                                                     CLASS A*      CLASS I**
                                                     ----------------------------------------  -------------
                                                             YEAR          YEAR        PERIOD       PERIOD
                                                            ENDED         ENDED         ENDED        ENDED
                                                         DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                             1994          1993          1992        1994
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     1.00    $     1.00    $     1.00     $    1.00
Income From Investment Operations:
Net Investment Income                                       0.03          0.03          0.02          0.16
Less Distributions:
Dividends From Net Investment Income                       (0.03)        (0.03)        (0.02)        (0.16)
                                                     ------------  ------------  ------------       ------
Net Asset Value, End of Period                        $     1.00    $     1.00    $     1.00     $    1.00
                                                     ------------  ------------  ------------       ------
                                                     ------------  ------------  ------------       ------
Total Return (not annualized)                              3.44%         2.56%         1.97%         4.05%
Ratios/Supplemental Data:
Net Assets, End of Period (000)                       $  195,031    $  118,169    $  137,412     $   3,898
Number of Shares Outstanding, End of Period (000)        195,042       118,169       137,416         3,900
Ratios to Average Net Assets (annualized):
Ratio of Net Expenses to Average Net Assets(1)             0.63%         0.52%         0.27%         0.23%
Ratio of Net Investment Income to Average Net
   Assets(2)                                               3.47%         2.55%         3.12%         4.42%
------------------------------------------------------------------------------------------------------------
(1) Ratio of Net Expenses to Average Net Assets
    Prior to Waived Fees and Reimbursed Expenses           0.80%         0.77%         0.79%         0.57%
(2) Ratio of Net Investment Income to Average Net
    Assets Prior to Waived Fees and Reimbursed
    Expenses                                               3.30%         2.30%         2.60%         4.08%
------------------------------------------------------------------------------------------------------------

*   THE FUND COMMENCED OPERATIONS ON MAY 12, 1992.
**  THIS CLASS COMMENCED OPERATIONS ON JUNE 20, 1994.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                VARIABLE RATE GOVERNMENT FUND
                                        ---------------------------------------------------------------------
                                                                                                     CLASS A*
                                        ---------------------------------------------------------------------
                                                YEAR          YEAR          YEAR          YEAR
                                               ENDED         ENDED         ENDED         ENDED         PERIOD
                                            DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,          ENDED
                                                1994          1993          1992          1991  DEC. 31, 1990
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $       9.99  $       9.95  $      10.13   $    10.12     $   10.00
Income From Investment Operations:
Net Investment Income                           0.43          0.44          0.59         0.78          0.08
Net Realized and Unrealized Capital
   Gain/(Loss) on Investments                  (0.80)         0.04         (0.18)        0.01          0.12
                                        ------------  ------------  ------------  ------------       ------
Total From Investment Operations               (0.37)         0.48          0.41         0.79          0.20
Less Distributions:
Dividends From Net Investment Income           (0.43)        (0.44)        (0.59)       (0.78)        (0.08)
Distributions From Net Realized
   Capital Gain                                 0.00          0.00          0.00         0.00          0.00
                                        ------------  ------------  ------------  ------------       ------
Total Distributions                            (0.43)        (0.44)        (0.59)       (0.78)        (0.08)
                                        ------------  ------------  ------------  ------------       ------
Net Asset Value, End of Period          $       9.19  $       9.99  $       9.95   $    10.13     $   10.12
                                        ------------  ------------  ------------  ------------       ------
                                        ------------  ------------  ------------  ------------       ------
Total Return (not annualized)+               (3.81)%         4.87%         4.23%        8.60%         2.75%
Ratios/Supplemental Data:
Net Assets, End of Period (000)         $  1,215,546  $  1,949,013  $  2,559,363   $  566,840     $   6,858
Number of Shares Outstanding, End of
   Period (000)                              132,256       195,132       257,238       55,933           678
Ratios to Average Net Assets
   (annualized):
Ratio of Net Expenses to Average Net
   Assets(1)                                   0.79%         0.76%         0.75%        0.50%         0.00%
Ratio of Net Investment Income to
   Average Net Assets(2)                       4.40%         4.37%         5.62%        7.36%         4.93%
Portfolio Turnover                              164%          201%          197%         250%       N/A**
-------------------------------------------------------------------------------------------------------------
(1) Ratio of Net Expenses to Average
    Net Assets Prior to Waived Fees
    and Reimbursed Expenses                    0.94%         0.95%         0.94%        1.08%         5.48%
(2) Ratio of Net Investment Income
    (loss) to Average Net Assets Prior
    to Waived Fees and Reimbursed
    Expenses                                   4.25%         4.18%         5.43%        6.78%         (0.55)%
-------------------------------------------------------------------------------------------------------------

+   TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
*   THE FUND COMMENCED OPERATIONS ON NOVEMBER 1, 1990.
**  THE FUND SOLD NO SECURITIES DURING THE PERIOD.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                        VARIABLE RATE GOVERNMENT
                                                                                            FUND
                                                                      --------------------------
                                                                                        CLASS D*
                                                                      --------------------------
                                                                              YEAR        PERIOD
                                                                             ENDED         ENDED
                                                                          DEC. 31,      DEC. 31,
                                                                              1994          1993
Net Asset Value, Beginning of Period                                   $    14.93    $    15.00
Income From Investment Operations:
Net Investment Income                                                        0.57          0.27
Net Realized and Unrealized Capital Gain/(Loss) on Investments              (1.19)        (0.07)
                                                                      ------------  ------------
Total From Investment Operations                                            (0.62)         0.20
Less Distributions:
Dividends From Net Investment Income                                        (0.57)        (0.27)
Distributions From Net Realized Capital Gain                                 0.00          0.00
                                                                      ------------  ------------
Total Distributions                                                         (0.57)        (0.27)
                                                                      ------------  ------------
Net Asset Value, End of Period                                         $    13.74    $    14.93
                                                                      ------------  ------------
                                                                      ------------  ------------
Total Return (not annualized)+                                            (4.25)%         1.32%
Ratios/Supplemental Data:
Net Assets, End of Period (000)                                        $   12,220    $   11,319
Number of Shares Outstanding, End of Period (000)                             889           758
Ratios to Average Net Assets (annualized):
Ratio of Net Expenses to Average Net Assets(1)                              1.29%         1.26%
Ratio of Net Investment Income to Average Net Assets(2)                     3.94%         3.41%
Portfolio Turnover                                                           164%          201%
------------------------------------------------------------------------------------------------
(1) Ratio of Net Expenses to Average Net Assets Prior to Waived Fees
    and Reimbursed Expenses                                                 1.55%         1.75%
(2) Ratio of Net Investment Income to Average Net Assets Prior to
    Waived Fees and Reimbursed Expenses                                     3.68%         2.92%
------------------------------------------------------------------------------------------------

*   THIS CLASS COMMENCED OPERATIONS ON JULY 1, 1993.
+   TOTAL RETURNS DO NOT INCLUDE THE 1% CONTINGENT DEFERRED SALES CHARGE.

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION. Overland Express Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end series investment company. The Company commenced operations on April 7, 1988 and includes thirteen separate diversified Funds: the Asset Allocation Fund, the Dividend Income Fund, the Growth and Income Fund, the Money Market Fund, the Municipal Income Fund, the Overland Sweep Fund, the Short-Term U.S. Government Portfolio Fund, the Strategic Growth Fund, the U.S. Government Income Fund, the U.S. Treasury Money Market Fund, the Variable Rate Government Fund, the 1-3 Year Duration Full Faith and Credit Government Income, the 1-3 Year Duration Municipal Income Fund, and two non-diversified funds: the California Tax-Free Bond Fund and the California Tax-Free Money Market Fund. The financial statements of the Dividend Income Fund, Growth and Income Fund, Short-Term U.S Government Portfolio Fund, Overland Sweep Fund, 1-3 Year Duration Municipal Income Fund, and 1-3 Year Duration Full Faith and Credit Fund are presented separately from these financial statements.

    Each of the Funds presented in this book (the "Funds"), with the exception of the Money Market Fund, the California Tax-Free Money Market Fund and the U.S. Treasury Money Market Fund, commenced offering Class D shares on July 1, 1993. The U.S. Treasury Money Market Fund and the Money Market Fund commenced offering Class I shares on June 20, 1994 and August 18, 1994, respectively. The three classes of shares differ principally in their respective sales charges, shareholder servicing fees, and distribution fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution and shareholder servicing fees and from the relative weightings of pro rata income and gain allocations.

NOTES TO THE FINANCIAL STATEMENTS

    The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

    SECURITY VALUATION

    Investments in securities for which the primary market is a national securities exchange or the NASDAQ National Market System are stated at the last reported sales price on the day of valuation. U.S. Government obligations are valued at stated mean between the last reported bid and ask prices. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. Debt securities other than those maturing in 60 days or less and other than U.S. Government obligations are valued at the latest quoted bid price. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the board of directors.

    The California Tax-Free Money Market Fund, the Money Market Fund and the U.S. Treasury Money Market Fund use the amortized cost method to value their portfolio securities and seek to maintain constant net asset values of $1.00 per share, there is no assurance the Funds will meet this objective. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, which approximates market value.

    Cash equivalents relating to firm commitment purchase agreements are segregated by the custodian and may not be sold without appropriate replacement while the current commitment is outstanding.

    SECURITY TRANSACTIONS AND REVENUE RECOGNITION

    Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code.

NOTES TO THE FINANCIAL STATEMENTS

    REPURCHASE AGREEMENTS

    Transactions involving purchases of securities under agreements to resell ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The adviser to the Funds pools the Funds' cash and invests in repurchase agreements entered into by the Funds. The prospectuses require that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Funds at December 31, 1994 are collateralized by U.S. Treasury or federal agency obligations. The repurchase agreements were entered into on December 30, 1994.

    DISTRIBUTIONS TO SHAREHOLDERS

    Dividends to shareholders from net investment income of the Asset Allocation Fund and the Strategic Growth Fund are declared and distributed quarterly. Dividends to shareholders from net investment income are declared daily and distributed monthly for the California Tax-Free Bond Fund, the California Tax-Free Money Market Fund, the Money Market Fund, the Municipal Income Fund, the U.S. Government Income Fund, the U.S. Treasury Money Market Fund and the Variable Rate Government Fund. Any dividends to shareholders from net realized capital gain are declared and distributed annually.

    FEDERAL INCOME TAXES

    The Company's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all its net investment income and any net realized capital gains to its shareholders. Therefore, no federal or state income tax provision is required. The Money Market Fund has a net capital loss carryforward of $1,392 which will expire in the year 2001 and $36,799 which will expire in the year 2002. The Municipal Income Fund has a net capital loss carryforward of $3,600,931 which will expire in the year 2002. The U.S. Government Income Fund has a net capital loss carryforward of $1,212,813 which will expire in the year 2002. The U.S. Treasury Money Market Fund has a net capital loss carryforward of $12,241 which

NOTES TO THE FINANCIAL STATEMENTS

will expire in the year 2002. The California Tax-Free Money Market Fund has a net capital loss carryforward of $76,188, which will expire in the year 2002. The Variable Rate Government Fund has a net capital loss carryforward of $978,191 which will expire in 1999, $15,382,953 which will expire in 2000, $2,818,400 which will expire in the year 2001 and $125,280,827 which will expire in the year 2002. The Board intends to offset net capital gains with each capital loss carryforward until each carryforward has been fully utilized or expires. No capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

    Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the portfolio. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets.

    On the Statements of Assets and Liabilities, as a result of book-to-tax differences due to current year and prior year tax returns of capital, reclassification adjustments have been made to the Strategic Growth Fund to decrease overdistributed net investment income and paid in capital by $449,157. In addition, due to the fact that certain distribution fees for the Municipal Income Fund are charged to capital for federal income tax purposes and expensed for financial statement purposes book-to-tax differences exist and a reclassification adjustment has been made to decrease overdistributed net investment income and paid in capital by $163,734.

    ORGANIZATION EXPENSES

    Stephens Inc. ("Stephens"), the Funds' administrator, sponsor and distributor, has incurred expenses in connection with the organization and initial registration of the various funds. These expenses were charged to the individual Funds and are being amortized by the Funds on a straightline basis over 60 months from the date the Funds commenced operations.

NOTES TO THE FINANCIAL STATEMENTS

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Company has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contract, WFB furnishes to the Funds investment guidance and policy direction in connection with daily portfolio management. Under the contract with the Asset Allocation Fund, WFB is entitled to be paid a monthly advisory fee at the annual rate of 0.70% of such Fund's average daily net assets up to $500 million and 0.60% of average daily net assets in excess of $500 million. Under the contracts with the California Tax-Free Bond Fund, the Municipal Income Fund, the Strategic Growth Fund, the U.S. Government Income Fund and the Variable Rate Government Fund, WFB entitled to be is paid a monthly advisory fee at the annual rate of 0.50% of the average daily net assets of each respective Fund. Under the contract with the California Tax-Free Money Market Fund, WFB is entitled to be paid a monthly advisory fee at the annual rate of 0.45% of average daily net assets. Under the contracts with the Money Market Fund and the U.S. Treasury Money Market Fund, WFB is entitled to be paid a monthly advisory fee based on an annual rate of 0.25% of the average daily net assets.

    The Company has entered into contracts on behalf of the Funds (except the Asset Allocation Fund) with WFB whereby WFB is responsible for providing custody and fund accounting services for the Funds. For all of these Funds WFB is entitled to an annual fee for custody services based on a rate of 0.0167% of the average daily net assets of the respective Fund. For fund accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million, 0.045% of the next $50 million and 0.02% of the remaining average daily net assets.

    In connection with the Asset Allocation Fund, formerly managed under a license agreement, the Company has entered into a subadvisory contract with Wells Fargo Nikko Investment Advisors ("WFNIA"). This subadvisory agreement was approved by shareholder vote at a special meeting of the shareholders on August 15, 1994. WFNIA is an affiliate of Wells Fargo & Company. Pursuant to such

NOTES TO THE FINANCIAL STATEMENTS

agreement WFB pays WFNIA a subadvisory fee. In addition, Wells Fargo Institutional Trust Company N.A. ("WFITC"), a subsidiary of WFNIA, acts as custodian for this Fund. Custody fees are paid to WFITC from the subadvisory fee paid to WFNIA.

    The Company has entered into a contract on behalf of the Funds with WFB whereby WFB will provide transfer agent and shareholder services for the Funds. Under the contract, WFB is paid a minimum monthly fee of $3,000 per fund unless net assets of the fund are under $20 million. For as long as the assets remain under $20 million the fund will not be charged any transfer agency fees by WFB.

    The Funds may enter into servicing agreements with one or more servicing agents on behalf of Class D shares of the Funds. Under such agreements, servicing agents have agreed to provide shareholder liaison services, including responding to customer inquiries and providing information on their investments, and to provide such other related services as the Fund or a Class D shareholder may reasonably request. For these services, a servicing agent receives a fee, on an annualized basis for the Fund's then current fiscal year, not to exceed 0.25% of the average daily net assets of the Class D shares of the Fund.

                                                        SHAREHOLDER
                                                        SERVICE FEE
FUND                                                        CLASS D
Asset Allocation Fund                                    $  28,377
California Tax-Free Bond Fund                               20,828
Municipal Income Fund                                       43,503
Strategic Growth Fund                                       37,050
U.S. Government Income Fund                                 17,454
Variable Rate Government Fund                               35,962

    The Company has entered into administration and distribution agreements on behalf of the Funds with Stephens. Under the agreements, Stephens has agreed to provide supervisory, administrative and distribution services to the Funds. For providing supervisory and administrative services, the California Tax-Free Bond Fund, the Strategic Growth Fund and the Variable Rate Government Fund have each agreed to pay Stephens a monthly fee at the annual rate of 0.15% of each Funds' average daily net assets up to $200 million and 0.10% of the average daily net assets in excess of $200 million. For the Asset Allocation Fund, the California Tax-Free Money Market Fund and the U.S. Government Income Fund, Stephens is entitled to be compensated for administrative and services monthly at the annual

NOTES TO THE FINANCIAL STATEMENTS

rate of 0.10% of the average daily net assets of such Fund up to $200 million and 0.05% of the average daily net assets in excess of $200 million. The Money Market Fund, the Municipal Income Fund and the U.S. Treasury Money Market Fund have agreed to pay Stephens a monthly administrative fee at the annual rate of 0.10% of each Funds' average daily net assets.

    The Company has adopted separate Distribution Plans for Class A and Class D shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The separate Class A Distribution Plan for each of the California Tax-Free Bond Fund, the California Tax-Free Money Market Fund and the U.S. Government Income Fund, provides that each Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying on an annual basis up to the greater of $100,000 or 0.05% of the Class A shares of a Fund's average daily net assets for costs incurred. Each of these Funds may participate in joint distribution activities with the other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses attributable to joint distribution activities will be allocated among the Funds in proportion to their relative net asset sizes.

    The Company has adopted separate distribution plans pursuant to Rule 12b-1 under the 1940 Act, whereby on behalf of Class A shares of the Asset Allocation Fund, the Money Market Fund, the Municipal Income Fund, the Strategic Growth Fund, the U.S. Treasury Money Market Fund and the Variable Rate Government Fund, a Fund may pay Stephens, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares. The Class D Distribution Plan of the Asset Allocation Fund and Strategic Growth Fund provide that Funds may pay the Distributor a monthly fee at an annual rate of up to 0.75% of each such Fund's average daily net assets attributable to Class D shares. In addition, the Municipal Income Fund may pay, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.15% of the average daily net assets attributable to

NOTES TO THE FINANCIAL STATEMENTS

both of its Class A and D shares. Until February 28, 1995, a portion of the Municipal Income Fund distribution fee will be charged to net capital for income tax purposes.

                                                                            DISTRIBUTION
                                                                                    FEES
FUND                                                                             CLASS A
Asset Allocation Fund                                                       $   125,161
California Tax-Free Bond Fund                                                   161,701
Municipal Income Fund                                                           163,733
Strategic Growth Fund                                                            67,308
U.S. Government Income Fund                                                      22,458
Variable Rate Government Fund                                                 4,240,278

                                                                            DISTRIBUTION
                                                                                    FEES
FUND                                                                             CLASS D
Asset Allocation Fund                                                       $    81,793
California Tax-Free Bond Fund                                                    41,656
Municipal Income Fund                                                            60,905
Strategic Growth Fund                                                           111,150
U.S. Government Income Fund                                                      34,908
Variable Rate Government Fund                                                    71,924

    WAIVED FEES

    The following fees were waived for the year ended December 31, 1994:

                                                                                   WAIVED
FUND                                                                                 FEES
Asset Allocation                                                             $     69,419
California Tax-Free Bond                                                        1,166,246
California Tax-Free Money Market                                                   61,626
Money Market                                                                      129,201
Municipal Income                                                                  549,664
Strategic Growth                                                                  134,333
U.S. Government Income                                                            179,536
U.S. Treasury Money Market                                                        247,364
Variable Rate Government                                                        2,477,609

    Waived fees continue at the discretion of WFB.

    Certain officers and directors of the Company are also officers of Stephens. At December 31, 1994 Stephens owned 177,395 shares of Asset Allocation Fund, 1,583 shares of California Tax-Free Bond Fund, 44,711 shares of California Tax-Free Money

NOTES TO THE FINANCIAL STATEMENTS

Market Fund, 1,281,101 shares of Money Market Fund, 12,371 shares of Municipal Income Fund, 5,355 shares of Strategic Growth Fund, 2,681 shares of U.S. Government Income Fund, 118,385 shares of U.S. Treasury Money Market Fund and 12,758 shares of Variable Rate Government Fund.

    Stephens has retained $1,351,388 as sales charges from the proceeds of capital shares sold by the Company for the year ended December 31, 1994. Wells Fargo Securities Inc. a subsidiary of WFB, received $57,371 as sales charges from the proceeds of capital shares sold by the Company for the year ended December 31, 1994.

3. INVESTMENT PORTFOLIO TRANSACTIONS*

    Purchases and sales of investments, exclusive of short-term securities, for each fund for the year ended December 31, 1994 were as follows:

                                                         ASSET      CALIFORNIA           MUNICIPAL
              AGGREGATE PURCHASES                   ALLOCATION        TAX-FREE              INCOME
                 AND SALES OF:                            FUND       BOND FUND                FUND
U.S. GOVERNMENT OBLIGATIONS:
  Purchases at cost                              $  26,402,377   $          0       $            0
  Sales proceeds                                     4,308,938              0                    0
OTHER SECURITIES:
  Purchases at cost                                  3,195,419     12,490,288           33,316,994
  Sales proceeds                                    30,947,639     74,618,595           47,275,276


                                                                          U.S.
                                                     STRATEGIC      GOVERNMENT       VARIABLE RATE
              AGGREGATE PURCHASES                       GROWTH          INCOME          GOVERNMENT
                 AND SALES OF:                            FUND            FUND                FUND
U.S. GOVERNMENT OBLIGATIONS:
  Purchases at cost                              $           0   $ 10,393,380       $  157,569,844
  Sales proceeds                                             0     16,229,875           62,293,438
OTHER SECURITIES:
  Purchases at cost                                 64,179,054     12,977,154        2,340,660,020
  Sales proceeds                                    61,096,020      9,767,022        3,333,075,418

--------------------------------------------------------------------------------
* ALL FUNDS NOT REFLECTED IN THIS SCHEDULE TRADED EXCLUSIVELY IN SHORT-TERM SECURITIES.

NOTES TO THE FINANCIAL STATEMENTS

4. CAPITAL SHARES TRANSACTIONS

    As of December 31, 1994, there were 20 billion shares of $.001 par value capital stock authorized by the Company. As of December 31, 1994, each Fund was authorized to issue 100 million shares of $.001 par value capital stock for each class of shares, except the California Tax-Free Money Market Fund, the Money Market Fund, the U.S. Treasury Money Market Fund, and the Variable Rate Government Fund which are as follows:

                                                             SHARES
FUND                                                     AUTHORIZED
California Tax-Free Money Market Fund                     3 billion
Money Market Fund                                         1 billion
U.S. Treasury Money Market Fund                           1 billion
Variable Rate Government Fund                           500 million

    Transactions in capital shares for the year ended December 31, 1994 are disclosed in detail in the Statements of Changes in Net Assets.

                          OVERLAND EXPRESS FUNDS, INC.
                          FILE NO. 33-16296; 811-8275

                                     PART C

                               OTHER INFORMATION

Item 24.     Financial Statements and Exhibits.

       (a)   Financial Statements:

             The following audited financial statements for the Company's Asset Allocation, California Tax-Free Bond, California Tax-Free Money Market, Money Market, Strategic Growth, U.S. Government Income, U.S. Treasury Money Market and Variable Rate Government Fund are included in Part B,
       Item 23:

             Portfolio of Investments - December 31, 1994
             Statement of Assets and Liabilities - December 31, 1994
             Statement of Operations for the year ended December 31, 1994 Statement of Changes in Net Assets for the year ended December 31, 1994
             Financial Highlights for the year ended December 31, 1994
             Notes to Financial Statements - December 31, 1994

             The following unaudited financial statements for the Company's Asset Allocation, California Tax-Free Bond, California Tax-Free Money Market, Money Market, Municipal Income, Short-Term Government-Corporate Income, Short-Term Municipal Income, Strategic Growth, U.S.
       Government Income, U.S. Treasury Money Market and Variable Rate Government Fund, are included in Part B, Item 23:

             Portfolio of Investments - June 30, 1995
             Statement of Assets and Liabilities - June 30, 1995
             Statement of Operations for the period ended June 30, 1995 Statement of Changes in Net Assets for the period ended June 30, 1995
             Financial Highlights for the period ended June 30, 1995
             Notes to Financial Statements - June 30, 1995

       (b)   Exhibits:

      Exhibit
      Number                                           Description
      ------                                           -----------
       1                     -      Restated Articles of Incorporation, incorporated by reference to Post-
                                    Effective Amendment No. 30 filed on November 29, 1995.

       2                     -      By-Laws (as amended), incorporated by reference to the Registration
                                    Statement on Form N-1A filed on August 5, 1987.

       3                     -      Not Applicable.

       4                     -      Specimen Stock Certificates, incorporated by reference to Post-
                                    Effective Amendment No. 21 filed on March 3, 1993.

       5(a)(i)               -      Form of Amended Advisory Contract on behalf of the Asset Allocation
                                    Fund, incorporated by reference to Post-Effective Amendment No. 24 filed on April 29, 1994.

           (ii)              -      Advisory Contract on behalf of the U.S. Government Income Fund, incorporated by reference to Pre-Effective Amendment No. 2 filed on
                                    April 4, 1988.

           (iii)             -      Advisory Contract on behalf of the California Tax-Free Money Market
                                    Fund, incorporated by reference to Post-Effective Amendment No. 6 filed on August 2, 1989.

           (iv)              -      Advisory Contract on behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 6 filed on
                                    August 2, 1989.

           (v)               -      Advisory Contract on behalf of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 6 filed on August 2, 1989.

      Exhibit
      Number                                           Description
      ------                                           -----------
           (vi)              -      Advisory Contract on behalf of the Variable Rate Government Fund, incorporated by reference to Post-Effective Amendment No. 8 filed on
                                    August 6, 1990.

           (vii)             -      Advisory Contract on behalf of the Municipal Income Fund, incorporated by reference to Post-Effective Amendment No. 16 filed on January 17,
                                    1992.

           (viii)            -      Advisory Contract on behalf of the U.S. Treasury Money Market Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on
                                    May 28, 1993.

           (ix)              -      Advisory Contract on behalf of the Strategic Growth Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993.


           (x)               -      Sub-Advisory Contract with Wells Fargo Nikko Investment Advisors on behalf of the Asset Allocation Fund, incorporated by reference to Post-
                                    Effective Amendment No. 30 filed on November 29, 1995.

       5(b)(i)               -      Administration Agreement on behalf of the Asset Allocation Fund, incorporated by reference to Pre-Effective Amendment No. 2 filed on
                                    April 4, 1988.

           (ii)              -      Administration Agreement on behalf of the U.S. Government Income Fund, incorporated by reference to Pre-Effective Amendment No. 2 filed on
                                    April 4, 1988.

           (iii)             -      Administration Agreement on behalf of the California Tax-Free Money
                                    Market Fund (as amended), incorporated by reference to Pre-Effective
                                    Amendment No. 2 filed on April 4, 1988.

           (iv)              -      Administration Agreement on behalf of the California Tax-Free Bond
                                    Fund, incorporated by reference to Post-Effective Amendment No. 3 filed on October 3, 1988.

           (v)               -      Administration Agreement on behalf of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 6 filed on
                                    August 2, 1989.

           (vi)              -      Administration Agreement on behalf of the Variable Rate Government
                                    Fund, incorporated by reference to Post-Effective Amendment No. 8 filed on August 6, 1990.

           (vii)             -      Administration Agreement on behalf of the Municipal Income Fund, incorporated by reference to Post-Effective Amendment No. 16 filed on
                                    January 17, 1992.

           (viii)            -      Administration Agreement on behalf of the Overland Sweep Fund,  Short-
                                    Term Municipal Income Fund (formerly, the 1-3 Year Duration Municipal
                                    Income Fund), 1-3 Year Duration Government Income Fund (liquidated) and
                                    Short-Term Government-Corporate Income Fund (formerly, the  1-3 Year
                                    Duration Full Faith and Credit Government Income Fund), incorporated by reference to Post-Effective Amendment No 30 filed on November 29, 1995.

           (ix)              -      Administration Agreement on behalf of the U.S. Treasury Money Market
                                    Fund, incorporated by reference to Post-Effective Amendment No. 30 filed on November 29, 1995.


       Exhibit
       Number                                                Description
       ------                                                -----------
           (x)               -      Administration Agreement on behalf of the Strategic Growth Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on
                                    May 28, 1993.

           (xi)              -      Form of Administration Agreement with Stephens Inc. on behalf of the
                                    National Tax-Free Institutional Money Market Fund, incorporated by reference to Post-Effective Amendment No. 30 filed on November 29,
                                    1995.

       6(a)(i)               -      Distribution Agreement with Stephens Inc. (as amended), incorporated by reference to Post-Effective Amendment No. 18 filed on April 30, 1992.

        (a)(ii)              -      Distribution Agreement on behalf of the Overland Sweep Fund, incorporated by reference to Post-Effective Amendment No. 14 filed on
                                    August 20, 1991.

        (a)(iii)             -      Addendum to Form of Distribution Agreement with Stephens Inc., incorporated by reference to Post-Effective Amendment No. 24 filed on
                                    April 29, 1994.

        (a)(iv)              -      Amended and Restated Distribution Agreement with Stephens Inc., filed herewith.

        (b)                  -      Dealer Contract (as revised), incorporated by reference to Post-
                                    Effective Amendment No. 13 filed on July 16, 1991.

       7                     -      Not Applicable.

       8(a)                  -      Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Asset
                                    Allocation Fund, incorporated by reference to the Registration
                                    Statement on Form N-1A filed on August 5, 1987.

        (b)                  -      Custody Agreement with Wells Fargo Bank, N.A. on behalf of the U.S.
                                    Government Income Fund, incorporated by reference to Post-Effective
                                    Amendment No. 9 filed on February 7, 1991.

        (c)                  -      Custody Agreement with Wells Fargo Bank, N.A. on behalf of the
                                    California Tax-Free Money Market Fund, incorporated by reference to
                                    Post-Effective Amendment No. 9 filed on February 7, 1991.

        (d)                  -      Custody Agreement with Wells Fargo Bank, N.A. on behalf of the
                                    California Tax-Free Bond Fund, incorporated by reference to Post-
                                    Effective Amendment No. 9 filed on February 7, 1991.

        (e)                  -      Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Money
                                    Market Fund, incorporated by reference to Post-Effective Amendment
                                    No. 9 filed on February 7, 1991.

        (f)                  -      Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Variable
                                    Rate Government Fund, incorporated by reference to Post-Effective
                                    Amendment No. 9 filed on February 7, 1991.

        (g)                  -      Custody Agreement with Wells Fargo Bank, N.A. on behalf of the
                                    Municipal Income Fund, incorporated by reference to Post-Effective
                                    Amendment No. 16 filed on January 17, 1992.

       Exhibit
       Number                                                   Description
       ------                                                   -----------
        (h)                -          Custody Agreement with Wells Fargo Bank, N.A. on behalf of the U.S.
                                      Treasury Money Market Fund, incorporated by reference to Post-Effective
                                      Amendment No. 23 filed on March 2, 1994.

        (i)                -          Custody Agreement with Wells Fargo Bank, N.A. on behalf of the
                                      Strategic Growth Fund, incorporated by reference to Post-Effective
                                      Amendment No. 23 filed on March 2, 1994.

        (j)                -          Custody Agreement on behalf of the Overland Sweep Fund, the 1-3 Year
                                      Duration Municipal Income Fund, the 1-3 Year Duration Government Income
                                      Fund and the 1-3 Year Duration Full Faith and Credit Government Income
                                      Fund, incorporated by reference to Post-Effective Amendment No. 30 filed on November 29, 1995.

        (k)                -          Form of Custody Agreement with Wells Fargo Bank, N.A. on behalf of the
                                      National Tax-Free Institutional Money Market Fund, incorporated by reference to Post-Effective Amendment No. 30 filed on November 29,
                                      1995.

       9(a)                  -        Agency Agreement between the Overland Sweep Fund, the 1-3 Year Duration
                                      Municipal Income Fund, the 1-3 Year Duration Government Income Fund,
                                      the 1-3 Year Duration Full Faith and Credit Government Income Fund and
                                      Wells Fargo Bank, N.A., incorporated by reference to Post-Effective
                                      Amendment No. 24 filed on April 29, 1994.

        (a)(i)             -          Form of Agency Agreement with Wells Fargo Bank, N.A. on behalf of the
                                      National Tax-Free Institutional Money Market Fund, incorporated by reference to Post-Effective Amendment No. 30 filed on November 29,
                                      1995.

        (b)                -          License Agreement between Wells Fargo Bank, N.A. and Wells Fargo
                                      Investment Advisors (renamed Wells Fargo Nikko Investment Advisors), previously filed.

        (c)(i)             -          Shareholder Servicing Agreement on behalf of the Overland Sweep Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on
                                      May 28, 1993.

        (c)(ii)            -          Form of Servicing Agreement on behalf of Class D Shares, incorporated by reference to Post-Effective Amendment No. 21 filed on March 3, 1993.

        (d)(i)             -          Servicing Plan on behalf of the Class D Shares of the Asset Allocation
                                      Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993.

        (d)(ii)            -          Servicing Plan on behalf of the Class D Shares of the U.S. Government
                                      Income Fund, incorporated by reference to Post-Effective Amendment
                                      No. 22 filed on May 28, 1993.

        (d)(iii)           -          Servicing Plan on behalf of the Class D Shares of the California Tax-
                                      Free Bond Fund, incorporated by reference to Post-Effective Amendment
                                      No. 22 filed on May 28, 1993.

        (d)(iv)            -          Servicing Plan on behalf of the Class D Shares of the Variable Rate
                                      Government Fund, incorporated by reference to Post-Effective Amendment
                                      No. 22 filed on May 28, 1993.

       Exhibit
       Number                                                      Description
       ------                                                      -----------
         (d)(v)             -         Servicing Plan on behalf of the Class D Shares of the Municipal Income
                                      Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993.

         (d)(vi)            -         Servicing Plan on behalf of the Class D Shares of the Strategic Growth
                                      Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993.

       10                    -        Opinion and Consent of Counsel, filed herewith.

       11                    -        Consent of Auditors -- KPMG Peat Marwick LLP.

       12(a)                 -        None.

       13                    -        Investment Letter, incorporated by reference to Pre-Effective Amendment
                                      No. 2 filed on April 4, 1988.

       14                    -        Not Applicable.

       15(a)                 -        Amended Distribution Plan on behalf of the Class A Shares of the Asset
                                      Allocation Fund, incorporated by reference to Post-Effective Amendment
                                      No. 22 filed on May 28, 1993.

         (b)                -         Amended Distribution Plan on behalf of the Class A Shares of the U.S.
                                      Government Income Fund, incorporated by reference to Post-Effective
                                      Amendment No. 22 filed on May 28, 1993.

         (c)                -         Distribution Plan on behalf of the California Tax-Free Money Market
                                      Fund, incorporated by reference to Pre-Effective Amendment No. 2 filed on April 4, 1988.

         (d)                -         Amended Distribution Plan on behalf of the Class A Shares of the
                                      California Tax-Free Bond Fund, incorporated by reference to Post-
                                      Effective Amendment No. 22 filed on May 28, 1993.

         (e)                -         Amended Distribution Plan on behalf of the Class A Shares of the Money
                                      Market Fund, incorporated by reference to Post-Effective Amendment
                                      No. 24 filed on April 29, 1994.

         (f)                -         Amended Distribution Plan on behalf of the Class A Shares of the
                                      Variable Rate Government Fund, incorporated by reference to Post-
                                      Effective Amendment No. 22 filed on May 28, 1993.

         (g)                -         Amended Distribution Plan on behalf of the Class A Shares of the
                                      Municipal Income Fund, incorporated by reference to Post-Effective
                                      Amendment No. 22 filed on May 28, 1993.

         (h)                -         Distribution Plan on behalf of the Overland Sweep Fund, incorporated by reference to Post-Effective Amendment No. 14 filed on August 20, 1991.

       Exhibit
       Number                                          Description
       ------                                          -----------
         (i)                 -        Amended Distribution Plan on behalf of the Class A Shares of the U.S.
                                      Treasury Money Market Fund, incorporated by reference to Post-Effective
                                      Amendment No. 24 filed on April 29, 1994.

         (j)                -         Amended Distribution Plan on behalf of the Class A Shares of the
                                      Strategic Growth Fund, incorporated by reference to Post-Effective
                                      Amendment No. 22 filed on May 28, 1993.

         (k)                 -        Distribution Plan on behalf of the Class D Shares of the Asset
                                      Allocation Fund, incorporated by reference to Post-Effective Amendment
                                      No. 23 filed on March 2, 1994.

         (l)                -         Distribution Plan on behalf of the Class D Shares of the California
                                      Tax-Free Bond Fund, incorporated by reference to Post-Effective
                                      Amendment No. 23 filed on March 2, 1994.

         (m)                -         Distribution Plan on behalf of the Class D Shares of the Municipal
                                      Income Fund, incorporated by reference to Post-Effective Amendment
                                      No. 23 filed on March 2, 1994.

         (n)                -         Distribution Plan on behalf of the Class D Shares of the Strategic
                                      Growth Fund, incorporated by reference to Post-Effective Amendment
                                      No. 23 filed on March 2, 1994.

         (o)                -         Distribution Plan on behalf of the Class D Shares of the U.S.
                                      Government Income Fund ,incorporated by reference to Post-Effective
                                      Amendment No. 23 filed on March 2, 1994.

         (p)                -         Distribution Plan on behalf of the Class D Shares of the Variable Rate
                                      Government Fund ,incorporated by reference to Post-Effective Amendment
                                      No. 23 filed on March 2, 1994.

         (q)                -         Distribution Plan on behalf of the Short-Term Municipal Income Fund
                                      (formerly, the 1-3 Year Duration Municipal Income Fund), incorporated by reference to Post-Effective Amendment No. 24 filed on April 29,
                                      1994.

         (r)                 -        Distribution Plan of the Short-Term Government-Corporate Income Fund
                                      (formerly, the 1-3 Year Duration Full Faith and Credit Government
                                      Income Fund), incorporated by reference to Post-Effective Amendment
                                      No. 24 filed on April 29, 1994.

       16(a)                 -        Schedules for Computation of Performance Quotations, incorporated by reference to Post-Effective Amendment No. 3 filed on October 3, 1988.

         (b)                 -        Schedule of Computation of Performance data.  (Previously filed)

       17                    -        Powers of Attorney, incorporated by reference to Post-Effective
                                      Amendment No. 14 to the Registration Statement filed on August 20,
                                      1991.

       18                    -        Rule 18f-3 Multi-Class Plan, incorporated by reference to Post-
                                      Effective Amendment No. 28 to the Registration Statement filed on
                                      April 4, 1995.

Item 25.     Persons Controlled by or under Common Control with Registrant.

             No person is controlled by or under common control with Registrant.

Item 26.     Number of Holders of Securities.

             As of October 31, 1995, the number of record holders of each class of securities of the Registrant was as follows:

Title of Class                                         Number of Record Holders
--------------                                         ------------------------
    Asset Allocation Fund
      Class A                                                        1,041
      Class D                                                          389

    California Tax-Free Bond Fund
      Class A                                                        3,979
      Class D                                                           61

    California Tax-Free Money Market Fund                              154

    Money Market Fund
      Class A                                                          207
      Institutional Class                                              242

    Municipal Income Fund
      Class A                                                        1,253
      Class D                                                          262

    Overland Sweep Fund                                                  3

    Short-Term Municipal Income Fund                                    26

    Short-Term Government-Corporate Income Fund                         11

    Strategic Growth Fund
      Class A                                                        2,613
      Class D                                                          883

    U.S. Government Income Fund
      Class A                                                          595
      Class D                                                           62

    U.S. Treasury Money Market Fund
      Class A                                                           24
      Institutional Class                                               71

    Variable Rate Government Fund
      Class A                                                        1,496
      Class D                                                           87

    National Tax-Free Institutional Money Market Fund                    1

27.    Indemnification.

             Section 4 of Article VI of the Registrant's Articles of Incorporation provides:

             To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, no person who is or was a director or officer of this Corporation shall be personally liable to the Corporation or its stockholders for money damages. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the benefits provided to any person who is or was a director or officer under this provision with respect to any act or omission which occurred prior to such amendment or repeal. The rights of indemnification under this provision shall neither be exclusive of, nor be deemed in limitation of, any right to which any person may otherwise be entitled or permitted by contract or otherwise. This
       Section 4 shall not protect any person who is or was a director or officer of the Corporation against any liability to the Corporation or its stockholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Item 28.     Business and Other Connections of Investment Adviser.

             Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, serves as investment adviser to all of the Registrant's investment portfolios, other than the Overland Sweep Fund, the Short-Term Municipal Income Fund and the Short-Term Government-Corporate Income Fund which currently do not retain an investment adviser, and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

             To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.

Name and Position                              Principal Business(es) and Address(es)
at Wells Fargo Bank                            During at Least the Last Two Fiscal Years
-------------------                            -----------------------------------------

H. Jesse Arnelle                               Senior Partner of Arnelle & Hastie
Director                                       455 Market Street
                                               San Francisco, CA 94105

                                               Director of FPL Group, Inc.
                                               700 Universe Blvd.
                                               P.O. Box 14000
                                               North Palm Beach, FL 33408


William R. Breuner                             General Partner in Breuner Associates, Breuner Properties and
Director                                       Breuner-Pavarnick Real Estate Developers.  Retired Chairman of
                                               the Board of Directors of John Breuner Co.
                                               2300 Clayton Road, Suite 1570
                                               Concord, CA 94520

                                               Vice Chairman of the California State Railroad
                                               Museum Foundation.
                                               111  I  Street
                                               Old Sacramento, CA 95814


William S. Davila                              President and Director of The Vons Companies, Inc.
Director                                       618 Michillinda Avenue
                                               Arcadia, CA  91007

                                               Officer of Western Association of Food Chains
                                               825 Colorado Blvd. #203
                                               Los Angeles, CA 90041


Rayburn S. Dezember                            Director of CalMat Co.
Director                                       3200 San Fernando Road
                                               Los Angeles, CA  90065

                                               Director of Tejon Ranch Co.
                                               P.O. Box 1000
                                               Lebec, CA  93243

                                               Director of Turner Casting Corp.
                                               P.O. Box 1099
                                               Cudahy, CA 90201

                                               Director of The Bakersfield Californian
                                               P.O. Box 440
                                               1707  I  Street
                                               Bakersfield, CA 93302

                                               Director of Kern County Economic Development Corp.
                                               P.O. Box 1229
                                               2700 M Street, Suite 225
                                               Bakersfield, CA 93301


                                               Chairman of the Board of Trustees of Whittier College
                                               13406 East Philadelphia Avenue
                                               P.O. Box 634
                                               Whittier, CA 90608


Paul Hazen                                     Chairman of the Board of Directors of
Chairman of the                                Wells Fargo & Company
Board of Directors                             420 Montgomery Street
                                               San Francisco, CA  94105

                                               Director of Pacific Telesis Group
                                               130 Kearny Street
                                               San Francisco, CA  94108

                                               Director of Phelps Dodge Corp.
                                               2600 North Central Avenue
                                               Phoenix, AZ 85004

                                               Director of Safeway Inc.
                                               Fourth and Jackson Streets
                                               Oakland, CA  94660


Robert K. Jaedicke                             Accounting Professor and Dean Emeritus of
Director                                       Graduate School of Business, Stanford University
                                               MBA Admissions Office
                                               Stanford, CA  94305

                                               Director of Homestake Mining Co.
                                               650 California Street
                                               San Francisco, CA 94108

                                               Director of California Water Service Company
                                               1720 North First Street
                                               San Jose, CA 95112

                                               Director of Boise Cascade Corp.
                                               1111 West Jefferson Street
                                               P.O. Box 50
                                               Boise, ID  83728

                                               Director of Enron Corp.
                                               1400 Smith Street
                                               Houston, TX  77002

                                               Director of GenCorp, Inc.
                                               175 Ghent Road
                                               Fairlawn, OH  44333


Paul A. Miller                                 Chairman of Executive Committee and Director of
Director                                       Pacific Enterprises
                                               633 West Fifth Street
                                               Los Angeles, CA  90071


                                               Trustee of Mutual Life Insurance Company of New York
                                               1740 Broadway
                                               New York, NY  10019

                                               Director of Newhall Management Corporation
                                               23823 Valencia Blvd.
                                               Valencia, CA 91355

                                               Trustee of University of Southern California
                                               University Park  TGF 200
                                               665 Exposition Blvd.
                                               Los Angeles, CA 90089

Ellen M. Newman                                President of Ellen Newman Associates
Director                                       323 Geary Street,  Suite 507
                                               San Francisco, CA 94102

                                               Chair of Board of Trustees of
                                               University of California at San Francisco Foundation
                                               250 Executive Park Blvd., Suite 2000
                                               San Francisco, CA  94143

                                               Director of American Conservatory Theater
                                               30 Grant Avenue
                                               San Francisco, CA 94108

                                               Director of California Chamber of Commerce
                                               1201 K Street, 12th Floor
                                               Sacramento, CA 95814

Philip J. Quigley                              Chairman, Chief Executive Officer and
Director                                       Director of Pacific Telesis Group
                                               130 Kearney Street, Rm. 3700
                                               San Francisco, CA 94108

                                               Director of Varian Associates
                                               3050 Hansen Way
                                               P.O. Box 10800
                                               Palo Alto, CA 94303


Carl E. Reichardt                              Chairman and Chief Executive Officer of the
Director                                       Board of Directors of Wells Fargo & Company
                                               420 Montgomery Street
                                               San Francisco, CA 94105

                                               Director of Ford Motor Company
                                               The American Road
                                               Dearborn, MI  48121

                                               Director of Hospital Corporation of America,
                                               HCA-Hospital Corp. of America
                                               One Park Plaza
                                               Nashville, TN  37203


                                               Director of Pacific Gas and Electric Company
                                               77 Beale Street
                                               San Francisco, CA 94105

                                               Director of Newhall Management Corporation
                                               23823 Valencia Blvd.
                                               Valencia, CA 91355

Donald B. Rice                                 President, Chief Operating Officer and Director of
Director                                       Teledyne, Inc.
                                               2049 Century Park East
                                               Los Angeles, CA  90067

                                               Director of Vulcan Materials Company
                                               One Metroplex Drive
                                               Birmingham, AL  35209

                                               Retired Secretary of the Air Force

Susan G. Swenson                               President and Chief Executive Officer of Cellular One
Director                                       651 Gateway Blvd.
                                               San Francisco, CA 94080

Chang-Lin Tien                                 Chancellor of University of California at Berkeley
Director                                       UC at Berkeley
                                               Berkeley, CA 94720

John A. Young                                  President, Director and Chief Executive Officer of
Director                                       Hewlett-Packard Company
                                               3000 Hanover Street
                                               Palo Alto, CA  94304

                                               Director of Chevron Corporation
                                               225 Bush Street
                                               San Francisco, CA  94104

William F. Zuendt                              Director of 3Com Corp.
President                                      5400 Bayfront Plaza
                                               P.O. Box 58145
                                               Santa Clara, CA  95052

                                               Director of MasterCard International
                                               888 Seventh Avenue
                                               New York, NY 10106

                                               Trustee of Golden Gate University
                                               536 Mission Street
                                               San Francisco, CA 94163


             Wells Fargo Nikko Investment Advisors ("WFNIA") serves as the sub-adviser to the Asset Allocation Fund of the Company and as adviser or sub-adviser to various other open-end management investment companies. For additional information, see "Advisory, Administration and Distribution Arrangements" in the Prospectus describing the Asset Allocation Fund and "Management" in the Statement of Additional Information of such Fund. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and management committees of WFNIA, reference is made to WFNIA's Form ADV and Schedules A and D filed under the Investment Advisers Act of 1940, File No. 801-36479, incorporated herein by reference.

Item 29.     Principal Underwriters.

             (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Stagecoach Funds, Inc., Stagecoach Inc., and Stagecoach Trust; and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Managed Balanced Target Maturity Fund, Inc., which are closed-end management investment companies, and Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc. and the Capitol Mutual Funds, which are open-end management investment companies.

             (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D filed by Stephens Inc. with the Securities and Exchange Commission pursuant to The Investment Advisers Act of 1940 (file no. 501-15510).

             (c)    Not applicable.

Item 30.     Location of Accounts and Records.

             All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at one or more of the following offices: Overland Express Funds, Inc. maintains those accounts, books and other documents required by Rule 31a-1(b)(4) and (d), Rule 31a-2(a)(3) and (c) at 111 Center Street, Little Rock, Arkansas 72201; Wells Fargo Bank maintains all other accounts, books or other documents required by Rules 31a-1, 31a-2 and 31a-3 at 525 Market Street, San Francisco, California 94163; and copies of such documents also are maintained by Overland Express Funds, Inc. Original and/or copies of certain of the accounts, books or other documents relating to the Asset Allocation Fund may be retained by WFNIA in its capacity as sub-adviser and by Wells Fargo Institutional Trust Company, N.A., in its capacity as custodian.

Item 31.     Management Services.

             Other than as set forth under the captions "Management of the Fund and the Master Portfolio" in the Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 32.     Undertakings.

             (a)    Not Applicable.

             (b)    Not Applicable.

             (c) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to Item 27, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

             (d) Registrant undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a director or directors if requested in writing by the holders of at least 10W of the Company's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

             (e) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

                                   SIGNATURES

             Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 14th day of December, 1995.

                                        OVERLAND EXPRESS FUNDS, INC.

                                        By /s/Richard H. Blank, Jr.
                                           -------------------------------------
                                           (Richard H. Blank, Jr.)
                                           Chief Operating Officer

             Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

      Signature                                 Title
      ---------                                 -----

      /s/R. Greg Feltus                         Director, Chairman and President
      ------------------------------------      (Principal Executive Officer)
      (R. Greg Feltus)

      /s/Richard H. Blank, Jr.                  Secretary and Treasurer (Chief
      ------------------------------------      Operating Officer)
      (Richard H. Blank, Jr.)

      /s/Jack S. Euphrat                        Director
      ------------------------------------
      (Jack S. Euphrat)

      /s/Thomas S. Goho                         Director
      ------------------------------------
      (Thomas S. Goho)

      /s/Zoe Ann Hines                          Director
      ------------------------------------
      (Zoe Ann Hines)

      /s/W. Rodney Hughes                       Director
      ------------------------------------
      (W. Rodney Hughes)

      /s/Robert M. Joses                        Director
      ------------------------------------
      (Robert M. Joses)

      /s/J. Tucker Morse                        Director
      ------------------------------------
      (J. Tucker Morse)

*By:  /s/Richard H. Blank, Jr.
      ------------------------------------
      (Richard H. Blank, Jr.)
      As Attorney-in-Fact

                                   SIGNATURES

             Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 14th day of December, 1995.

                                        MASTER INVESTMENT TRUST

                                        By /s/Richard H. Blank, Jr.
                                           -------------------------------------
                                           (Richard H. Blank, Jr., Secretary)


      Signature                                 Title
      ---------                                 -----

      /s/R. Greg Feltus                         Trustee, Chairman and President
      ------------------------------------      (Principal Executive Officer)
      (R. Greg Feltus)

      /s/Richard H. Blank, Jr.                  Secretary and Treasurer (Chief
      ------------------------------------      Operating Officer)
      (Richard H. Blank, Jr.)

      /s/Jack S. Euphrat                        Trustee
      ------------------------------------
      (Jack S. Euphrat)

      /s/Thomas S. Goho                         Trustee
      ------------------------------------
      (Thomas S. Goho)

      /s/Zoe Ann Hines                          Trustee
      ------------------------------------
      (Zoe Ann Hines)

      /s/W. Rodney Hughes                       Trustee
      ------------------------------------
      (W. Rodney Hughes)

      /s/Robert M. Joses                        Trustee
      ------------------------------------
      (Robert M. Joses)

      /s/J. Tucker Morse                        Trustee
      ------------------------------------
      (J. Tucker Morse)


*By:  /s/Richard H. Blank, Jr.
      ------------------------------------
      (Richard H. Blank, Jr.)
      As Attorney-in-Fact

                          OVERLAND EXPRESS FUNDS, INC.
                        SEC FILE NOS. 33-16296; 811-8275

                                 EXHIBIT INDEX

EXHIBIT
NUMBER                            DESCRIPTION
EX-99.B6(a)(iv)    -   Amended and Restated Distribution Agreement with
                       Stephens Inc.

EX-99.B10          -   Opinion and Consent of Counsel

EX-99.B11          -   Consent of Auditors -- KPMG Peat Marwick LLP